      As filed with the Securities and Exchange Commission on February 21, 2006.
                                                      Registration No. 333-83558

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 10

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
        (formerly, The Manufacturers Life Insurance Company of New York
                              Separate Account A)
                           (Exact name of Registrant)

                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
        (formerly, The Manufacturers Life Insurance Company of New York)
                               (Name of Depositor)

                       100 Summit Lake Drive,Second Floor
                            Valhalla, New York 10595
              (Address of Depositor's Principal Executive Offices)

                                 (914) 773-0708
               (Depositor's Telephone Number Including Area Code)

                           ARNOLD R. BERGMAN, Esquire
                 John Hancock Life Insurance Company of New York
                       100 Summit Lake Drive, Second Floor
                            Valhalla, New York 10595
                     (Name and Address of Agent for Service)

                                    Copy to:
                              John W. Blouch, Esq.
                               Dykema Gossett PLLC
                                 Franklin Square
                                 Suite 300 West
                               1300 I Street, N.W.
                           Washington, D.C. 20005-3306

Title of Securities Being Registered: Variable Annuity Insurance Contracts

It is proposed that this filing will become effective:

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485

[ ]  on _________ pursuant to paragraph (b) of Rule 485

[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

[X]  on May 1, 2006 pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
                               SEPARATE ACCOUNT A

                 CROSS REFERENCE TO ITEMS REQUIRED BY FORM N-4

N-4 Item
Part A     Caption in Prospectus

1          Cover Page

2          Appendix A: Special Terms

3          Summary

4          Appendix B: Table of Accumulation Values

5          General Information about Us, The Variable Account, the Trust.

6 Charges and Deductions; Withdrawal Charges; Reduction or Elimination of Withdrawal Charges; Administration Fees; Mortality and Expense
           Risks Charge; Taxes; Expenses of Distributing the Contract

7          Accumulation Period Provisions; Company Approval; Purchase Payments;
              Accumulation Units; Net Investment Factor; Transfers Among
              Investment Options; Telephone Transactions; Special Transfer
              Services - Dollar Cost Averaging; Asset Rebalancing Program;
              Withdrawals; Special Withdrawal Services - the Income Plan;
              Contract Owner Inquiries; Other Contract Provisions; Ownership;
              Beneficiary; Modification

8          Pay Out Period Provisions; General; Annuity Options; Determination of
              Amount of the First Variable Annuity Benefit Payment; Annuity
              Units and the Determination of Subsequent Variable Annuity Benefit
              Payments; Transfers During the Pay Out During the Pay Out Period

9          Accumulation Period Provisions; Death Benefit During the Accumulation
              Period; Pay Out Period Provisions; Death Benefit Period

10         Accumulation Period Provisions; Purchase Payments; Accumulation
              Units; Value of Accumulation Units; Net Investment Factor;
              Distribution of Contracts

11         Withdrawals; Accumulation Period Provisions; Purchase Payments; Other
              Contract Provisions; Ten Day Right to Review

12         Federal Tax Matters; Introduction; Taxation of Annuities in General;
              Diversification Requirements; Qualified Retirement Plans; Appendix
              C: Qualified Plan Types

13         Legal Proceedings

14         Statement of Additional Information - Table of Contents

Part B     Caption in Statement of Additional Information

15         Cover Page

16         Table of Contents

17         General Information and History.

18         Services-Independent Auditors, Services-Servicing Agent

19         Not Applicable

20         Services - Principal Underwriter

21         Performance Data

22         Not Applicable

23         Financial Statements

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

                         (Venture III Variable Annuity)
                          (currently issued contracts)

                                                    Prospectus dated May 1, 2006

                              [JOHN HANCOCK LOGO]
                             [JOHN HANCOCK ANNUITY]

                          VENTURE III VARIABLE ANNUITY

This Prospectus describes interests in VENTURE III flexible purchase payment deferred combination fixed and variable annuity contracts (singly, a "CONTRACT and collectively, the "CONTRACTS") issued by JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) ("JOHN HANCOCK USA") in all jurisdictions except New York, or by JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK ("JOHN HANCOCK NEW YORK") in New York. Unless otherwise specified, "WE," "US," "OUR," or a "COMPANY" refers to the applicable issuing company of a Contract. You, the Contract Owner, should refer to the first page of your Venture variable annuity contract for the name of your issuing Company.

Variable Investment Options. You may allocate Contract Values or additional purchase payments, to the extent permitted under your Contract, in variable investment options. If you do, we will measure your Contract Value (other than value allocated to a fixed investment option) and variable annuity benefit payments according to the investment performance of applicable sub-accounts of JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H or, in the case of John Hancock New York, applicable sub-accounts of JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A (singly, a "SEPARATE ACCOUNT" and collectively, the "SEPARATE Accounts"). Each sub-account invests in one of the following Funds that corresponds to one of the following variable investment options that we make available on the date of this Prospectus. Please note that we show the Fund's manager (i.e. subadviser) in bold above the name of the Fund:

                               JOHN HANCOCK TRUST

AIM CAPITAL MANAGEMENT, INC
Mid Cap Core

CAPITAL GUARDIAN TRUST COMPANY
Income & Value
U.S. Large Cap

CAPITAL RESEARCH MANAGEMENT COMPANY
American Bond
American Growth
American Growth-Income
American International

DAVIS ADVISORS
Financial Services
Fundamental Value

DEUTSCHE ASSET MANAGEMENT INC.
Real Estate Securities

GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC
International Core (formerly International Stock)

JENNISON ASSOCIATES LLC
Capital Appreciation

LEGG MASON FUNDS MANAGEMENT, INC.
Core Equity

MARISCO CAPITAL MANAGEMENT, LLC
International Opportunities

MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.) LIMITED
Index Allocation
Lifestyle Aggressive
Lifestyle Balanced
Lifestyle Conservative
Lifestyle Growth
Lifestyle Moderate
Money Market
Pacific Rim

MUNDER CAPITAL MANAGEMENT
Small Cap Opportunities

PACIFIC INVESTMENT MANAGEMENT COMPANY
Global Bond
Total Return

PZENA INVESTMENT MANAGEMENT, LLC
Classic Value

SALOMON BROTHERS ASSET MANAGEMENT INC
High Yield
U.S. Government Securities

SUSTAINABLE GROWTH ADVISERS, L.P.
Small Company Value

T. ROWE PRICE ASSOCIATES, INC.
Blue Chip Growth
Equity-Income
Health Sciences
Science & Technology

TEMPLETON INVESTMENT COUNSEL, INC.
International Small Cap
International Value

UBS GLOBAL ASSET MANAGEMENT
Global Allocation

VAN KAMPEN INVESTMENTS
Value

WELLINGTON MANAGEMENT COMPANY, LLP
Investment Quality Bond
Mid Cap Stock
Natural Resources
Small Cap Growth

CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR INSURED, GUARANTEED OR ENDORSED BY, ANY BANK, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS INFORMATION ABOUT THE SEPARATE ACCOUNTS AND THE VARIABLE INVESTMENT OPTIONS THAT YOU SHOULD KNOW BEFORE INVESTING. THE CONTRACTS HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("SEC"). NEITHER THE SEC NOR ANY STATE HAS DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

           JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)                   JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
     ANNUITY SERVICE OFFICE               MAILING ADDRESS             ANNUITY SERVICE OFFICE               MAILING ADDRESS
      601 Congress Street             Post Office Box 55230             601 Congress Street              Post Office Box 55013
Boston, Massachusetts 02210-2805 Boston, Massachusetts 02205-5230 Boston, Massachusetts 02210-2805 Boston, Massachusetts 02205-5013
(617) 663-3000 or (800) 344-1029   www.johnhancockannuities.com   (877) 391-3748 or (800) 551-2078    www.johnhancocknewyork.com

                                TABLE OF CONTENTS

OVERVIEW....................................................          1
GLOSSARY OF SPECIAL TERMS...................................          5
FEE TABLES..................................................          7
  EXAMPLES..................................................          9
GENERAL INFORMATION ABOUT US, THE SEPARATE ACCOUNTS AND
  THE FUNDS.................................................         10
  THE COMPANIES.............................................         10
  THE SEPARATE ACCOUNTS.....................................         10
  THE FUNDS.................................................         11
DESCRIPTION OF THE CONTRACT.................................         16
  ELIGIBLE PLANS............................................         16
  ACCUMULATION PERIOD PROVISIONS............................         16
    Purchase Payments.......................................         16
    Accumulation Units......................................         16
    Value of Accumulation Units.............................         17
    Net Investment Factor...................................         17
    Maximum Number of Investment Options....................         18
    Telephone and Electronic Transactions...................         18
    Special Transfer Services - Dollar Cost Averaging.......         19
    Asset Rebalancing Program...............................         19
    Withdrawals.............................................         20
    Special Withdrawal Services - The Income Plan...........         20
    Death Benefit During Accumulation Period................         21
  PAY-OUT PERIOD PROVISIONS.................................         22
    General.................................................         22
    Annuity Options.........................................         22
    Determination of Amount of the First Variable
    Annuity Benefit Payment.................................         24
    Annuity Units and the Determination of Subsequent
    Variable Annuity Benefit Payments.......................         24
    Transfers During Pay-out Period.........................         24
    Death Benefit During Pay-out Period.....................         25
  OTHER CONTRACT PROVISIONS.................................         25
    Right to Review.........................................         25
    Ownership...............................................         25
    Annuitant...............................................         26
    Beneficiary.............................................         26
    Modification............................................         26
    Our Approval............................................         26
    Misstatement and Proof of Age, Sex or Survival..........         26
  FIXED INVESTMENT OPTION...................................         26
  OPTIONAL BENEFITS.........................................         27
    Principal Plus for Life.................................         27
    Annual Step Death Benefit...............................         35
CHARGES AND DEDUCTIONS......................................         37
    Withdrawal Charges......................................         37
    Administration Fee......................................         38
    Distribution Fee........................................         38
    Mortality and Expense Risks Charge......................         38
    Reduction or Elimination of Charges and Deductions......         38
    Premium Taxes...........................................         38
FEDERAL TAX MATTERS.........................................         40
  INTRODUCTION..............................................         40
  OUR TAX STATUS............................................         40
  SPECIAL CONSIDERATIONS FOR OPTIONAL BENEFIT RIDERS........         40
  NON-QUALIFIED CONTRACTS (CONTRACTS NOT PURCHASED TO
   FUND A QUALIFIED PLAN)...................................         40
    Undistributed Gains.....................................         40
    Taxation of Annuity Payments............................         41
    Surrenders, Withdrawals and Death Benefits..............         41
    Taxation of Death Benefit Proceeds......................         41
    Penalty Tax on Premature Distributions..................         42
    Puerto Rico Non-Qualified Contracts.....................         42
    Diversification Requirements............................         42
  QUALIFIED CONTRACTS (CONTRACTS PURCHASED FOR A
   QUALIFIED PLAN)..........................................         43
    Penalty Tax on Premature Distributions..................         44
    Tax-Free Rollovers......................................         44
    Loans...................................................         44
    Puerto Rico Contracts Issued to Fund Retirement Plans...         45
  SEE YOUR OWN TAX ADVISER..................................         45
GENERAL MATTERS.............................................         46
    Asset Allocation Services...............................         46
    Restrictions Under the Texas Optional Retirement
     Program................................................         46
    Distribution of Contracts...............................         46
    Contract Owner Inquiries................................
    Confirmation Statements.................................         47
    Legal Proceedings.......................................
    Reinsurance Arrangements................................         47
APPENDIX A: EXAMPLES OF CALCULATION OF WITHDRAWAL CHARGE....         48
APPENDIX __ : PRINCIPAL PLUS FOR LIFE EXAMPLES..............         49
APPENDIX __: QUALIFIED PLAN TYPES...........................         51
APPENDIX U: ACCUMULATION UNIT VALUE TABLES..................         54

We provide additional information about the Contracts and the Separate Accounts in Statements of Additional Information, dated the same date as this Prospectus, which we filed with the SEC and incorporate herein by reference. You may obtain the Statement of Additional Information applicable to your Contract without charge upon request by writing us at the Annuity Service Office on the first page of this Prospectus. The SEC also maintains a Web site (http://www.sec.gov) that contains the Statements of Additional Information and other information about us, the Contracts and the Separate Accounts. We list the Table of Contents of the Statements of Additional Information below.


        JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                      Statement of Additional Information
                               Table of Contents



                                                                                        TO BE UPDATED
                                                                                        BY ANY AMOUNT
GENERAL INFORMATION AND HISTORY....................................................              3
ACCUMULATION UNIT VALUE TABLES.....................................................              3
SERVICES...........................................................................              3
       Independent Auditors........................................................              3
       Servicing Agent.............................................................              3
       Principal Underwriter.......................................................              3
APPENDIX A: ACCUMULATION UNIT VALUE TABLES ........................................              3
APPENDIX B: AUDITED FINANCIAL STATEMENTS...........................................              A-1



       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT H
                      Statement of Additional Information
                               Table of Contents



GENERAL INFORMATION AND HISTORY....................................................
ACCUMULATION UNIT VALUE TABLES.....................................................
SERVICES...........................................................................
       Independent Auditors........................................................
       Servicing Agent.............................................................
       Principal Underwriter.......................................................
APPENDIX A:  AUDITED FINANCIAL STATEMENTS..........................................

                                    Overview

Certain key terms and phrases are defined in the Glossary of Special Terms that follows this overview. Each defined term or phrase is identified in BOLD-FACED TYPE the first time it is used in this Prospectus.

This overview tells you some key points you should know about the CONTRACT. Because this is an overview, it does not contain all the information that may be important to you. You should read carefully this entire PROSPECTUS, including its Appendices, your Contract and the Statement of Additional Information for more detailed information.

Some states have different rules about how contracts are described or administered. These rules are reflected in your Contract, or in your RIDER to the Contract. The terms of your Contract, or of any Rider, prevail over what is in this Prospectus.

WHAT KIND OF CONTRACT IS DESCRIBED IN THIS PROSPECTUS?

The Contract is a flexible purchase payment deferred combination fixed and variable annuity contract between you and a COMPANY. "Deferred payment" means payments by a Company begin on a future date under the Contract. "Variable" means your investment amounts in the Contract may increase or decrease in value daily based upon your investment choices. The Contract provides for the accumulation of your investment amounts and the payment of annuity benefits on a variable and/or fixed basis. Depending on state requirements, we may issue the Contract under a master group contract.




WHO IS ISSUING MY CONTRACT?

Your Contract provides the name of the Company that issues your Contract. In general, JOHN HANCOCK USA may issue the Contract in any jurisdiction except New York. JOHN HANCOCK NEW YORK issues the Contract only in New York. Each Company sponsors its own SEPARATE ACCOUNT.

WHAT ARE SOME BENEFITS OF THE CONTRACT?

The Contract offers tax-deferred treatment of earnings, a death benefit and annuity benefit payments. In most cases, no income tax will have to be paid on your earning under the Contract until these earnings are paid out. We will pay a Death Benefit to your Beneficiary if you die during the ACCUMULATION PERIOD. The amount of the death benefit will be calculated as of the date on which our Annuity Service Office receives written notice and proof of death and all required claim forms from all beneficiaries. The amount of the Death Benefit will be the greater of: (a) the CONTRACT VALUE, or (b) the sum of all PURCHASE PAYMENTS made, less any amounts deducted in connection with partial withdrawals. Subject to availability, you may elect an optional, enhanced death benefit with your Contract, which is summarized in this Overview under "What type of optional benefit Riders may I buy under the Contract?"

We offer a variety of fixed and variable annuity payment options. Periodic annuity benefit payments will begin on the MATURITY DATE. You select the Maturity Date, the frequency of payment and the type of annuity benefit payment option. Annuity benefit payments are made to the ANNUITANT.

HOW DOES THE CONTRACT WORK?

Under the Contract, you make one or more Purchase Payments to a Company for a period of time, known as the Accumulation Period. Later, beginning on the Contract's Maturity Date, that Company makes one or more annuity benefit payments under the Contract, known as the PAY-OUT PERIOD. Your Contract Value during the Accumulation Period and the amounts of annuity benefit payments during the Pay-out Period may either be variable or fixed, depending upon your investment choices.

HOW CAN I INVEST MONEY IN THE CONTRACT?

We call the investments you make in your Contract Purchase Payments. The below table shows the required minimum amount for the initial Purchase Payment. The table also shows the required minimum amount for subsequent Purchase Payments. Additional Purchase Payments generally may be made at any time.

MINIMUM INITIAL           MINIMUM SUBSEQUENT
PURCHASE PAYMENT           PURCHASE PAYMENT
----------------           ----------------
     $10,000                      $30

If a Purchase Payment causes your Contract Value to exceed $1,000,000 or your Contract Value already exceeds $1,000,000, you must obtain our approval in order to make the Purchase Payment.

WHAT ARE MY INVESTMENT CHOICES?

There are two main types of investment options: VARIABLE INVESTMENT OPTIONS and a FIXED INVESTMENT OPTION.

Variable Investment Options. You may invest in any of the Variable Investment Options. Currently, there are [##] Variable Investment Options. Each Variable Investment Option is a sub-account of a Separate Account that invests in a corresponding FUND. The FUND PROSPECTUS contains a full description of a Fund. The amount you've invested in any Variable Investment Option will increase or decrease based upon the investment performance of the corresponding Fund. Except for certain charges we deduct, your investment experience will be the same as if you had invested in a Fund directly and reinvested all Fund dividends and distributions in additional shares. Your Contract Value during the Accumulation Period and the amounts of annuity benefit payments will depend upon the investment performance of the underlying Fund of the Variable Investment Option you select and/or upon the interest we credit on each Fixed Investment Option you select.

Allocating assets only to one or a small number of the Variable Investment Options (other than the Lifestyle Trusts) should not be considered a balanced investment strategy. In particular, allocating assets to a small number of Variable Investment Options that concentrate their investments in a particular business or market sector will increase the risk that the your Contract Value will be more volatile since these Variable Investment Options may react similarly to business or market specific events. Examples of business or market sectors where this risk historically has been and may continue to be particularly high include: (a) technology-related businesses, including internet-related businesses, (b) small cap securities and (c) foreign securities. We do not provide advice regarding appropriate investment allocations, and you should discuss this matter with your financial consultant.


Fixed Investment Option. If available, Fixed Investment Options will earn interest at the rate we have set for that Fixed Investment Option. The interest rate depends upon the length of the guarantee period of the Fixed Investment Option. Under a Fixed Investment Option, we guarantee the principal value of Purchase Payments and the rate of interest credited to the investment account for the term of any guarantee period we may make available.


HOW CAN I CHANGE MY INVESTMENT CHOICES?

Allocation of Purchase Payments. You designate how your Purchase Payments are to be allocated among the investment options. You may change this investment allocation for future Purchase Payments at any time.

Transfers Among Investment Options. During the Accumulation Period, you may transfer your investment amounts among investment options without charge, subject to certain restrictions described below and in the section entitled "Transfers Among Investment Options." During the Pay-out Period, you may transfer your allocations among the Variable Investment Options, subject to certain restrictions described in the section entitled "Transfers During Pay-out Period." However, during the Pay-out Period, you may not transfer from a Variable Investment Option to a Fixed Investment Option, or from a Fixed Investment Option to a Variable Investment Option.

We have adopted a policy and procedures to restrict frequent transfers of Contract Value among Variable Investment Options. The Variable Investment Options can be a prime target for abusive transfer activity. Long-term investors in a Variable Investment Option can be harmed by frequent transfer activity since such activity may expose the Variable Investment Option's corresponding Fund to increased Fund transaction costs (affecting the value of the shares) and/or disruption to the corresponding Fund manager's ability to effectively manage such corresponding Fund, both of which may result in dilution with respect to interests held for long-term investment. To discourage disruptive frequent trading activity, we have adopted a policy for each Separate Account to restrict transfers to two per calendar month per Contract, with certain exceptions described in more detail in this Prospectus. We apply each Separate Account's policy and procedures uniformly to all CONTRACT OWNERS.

CAN I TAKE OUT ANY OF MY MONEY?

During the Accumulation Period, you may withdraw all or a portion of your Contract Value. The amount you withdraw from any investment option must be at least $300 or, if less, your entire balance in that investment option. If a partial withdrawal plus any applicable withdrawal charge would reduce your Contract Value to less than $300, we will treat your withdrawal request as a request to withdraw all of your Contract Value. We will deduct any partial withdrawal proportionally from each of your investment options based on the value in each, unless you direct otherwise. A withdrawal charge and an administration fee may apply to your withdrawal. A withdrawal may be subject to income tax and a 10% IRS penalty tax.

WHAT TYPES OF OPTIONAL BENEFIT RIDERS MAY I BUY UNDER THE CONTRACT?

For the additional charge shown in the Fee Tables, you may elect a Rider offering optional benefits. The following Riders are available under the Contract. The availability of the Riders may vary by state. For additional information on these Riders, please see the section entitled "Optional Benefits".

Principal Plus for Life. We designed the Principal Plus for Life benefit to guarantee the return of your investments in the Contract, regardless of market performance, as long as you limit your withdrawals to a "GUARANTEED WITHDRAWAL AMOUNT" (or "GWA") each year. The initial GWA equals 5% of a "GUARANTEED WITHDRAWAL BALANCE" (or "GWB"). The initial GWB equals your initial purchase payment for the Contract, up to a $5 million maximum. You can withdraw the GWA each year until the GWB is depleted to zero. In addition, after you attain age 65, we will calculate a "LIFETIME INCOME AMOUNT" (or "LIA"). If you subsequently limit your annual withdrawals to the LIA, we will make the LIA benefit available to you for as long as you live, even after you have recovered your investments in the Contract, and even after your Contract Value reduces to zero.

The LIA will equal the GWA if you do not take any withdrawals until your Age 65 Contract Anniversary (i.e., the Contract Anniversary on or next following your 65th birthday), or if you purchase a Contract after you attain age 65. If you purchase a Contract for two or more owners, the LIA applies only to the life of the oldest owner.

Under Principal Plus for Life, you choose how much Contract Value to withdraw at any time. If your withdrawals (including any applicable withdrawal charges) exceed the GWA in any year, we may reduce the GWA that we guarantee for future withdrawals. Similarly, we may reduce the LIA that we guarantee for future lifetime benefit payments if your withdrawals (including any applicable withdrawal charges) exceed the LIA in any year after you attain age 65. We will pay withdrawal benefits automatically in certain circumstances that we describe in the Optional Benefits - Principal Plus for Life section of the Prospectus.

YOU COULD LOSE BENEFITS IF YOUR ANNUAL WITHDRAWALS EXCEED THE GWA OR LIA. THE LIA MAY BE LESS THAN THE GWA IF YOU TAKE ANY WITHDRAWALS BEFORE YOUR AGE 65 CONTRACT ANNIVERSARY. YOU WILL LOSE THE LIA IF YOUR WITHDRAWALS BEFORE THE AGE 65 CONTRACT ANNIVERSARY DEPLETE YOUR CONTRACT VALUE AND ANY REMAINING GWB TO ZERO.

We reduce the GWB each time you take a withdrawal. On the Contract Anniversary on or after you reach 65, or if you are 65 or older at the time of purchase, the LIA will equal 5% of the GWB at that time. We will increase the GWB by a Bonus if you choose not to make any withdrawals at all during certain Contract Years. Depending on market performance, we may also increase or "Step-Up" the GWB on certain dates. You may also increase the amounts we guarantee by making additional purchase payments that we accept. WE IMPOSE SPECIAL LIMITS ON ADDING PURCHASE PAYMENTS AFTER THE INITIAL PURCHASE PAYMENT FOR CONTRACTS ISSUED WITH PRINCIPAL PLUS FOR LIFE.

IF YOU ELECT TO PURCHASE PRINCIPAL PLUS FOR LIFE, YOU MAY INVEST YOUR CONTRACT VALUE ONLY IN THE INVESTMENT OPTIONS WE MAKE AVAILABLE FOR THIS BENEFIT. WE ALSO RESERVE THE RIGHT TO IMPOSE ADDITIONAL RESTRICTIONS ON INVESTMENT OPTIONS AT ANY TIME. If we do impose additional restrictions, any amounts you allocated to a permitted investment option will not be affected by the restriction as long as it remains in that investment option (We describe the currently available investment options for Contracts issued with Principal Plus for Life in the "Optional Benefits" section of this Prospectus.)


Principal Plus for Life is available only at contract issue and cannot be revoked once elected. Principal Plus for Life is not available if you are over age 80. For a full description of Principal Plus for Life, including benefits and limitations, see "Optional Benefits.".


Annual Step Death Benefit. Under the Annual Step Death Benefit rider (the "Annual Step Death Benefit"), we guarantee a minimum Death Benefit up to the Maturity Date based on the Contract's highest ANNIVERSARY VALUE that may be achieved before you (or any joint owner) reach 81 years old. The Annual Step Benefit is available only at Contract issue and cannot be revoked once elected. You may not purchase the Annual Step Death Benefit rider, however, if you (or any joint owner) are over age 80.

WHAT CHARGES DO I PAY UNDER THE CONTRACT?

Your Contract has asset-based charges to compensate us primarily for our administrative and distribution expenses and for the mortality and expense risks that we assume under the Contract. These charges do not apply to assets you have in a Fixed Investment

Option. We take the deduction proportionally from you're your Variable Investment Options. We make deductions for any applicable taxes based on the amount of a Purchase Payment. If you elect a Rider, we also deduct the Rider charges shown in the Fee Tables proportionally from each of your investment options, based on your value in each.

If you withdraw some of your Purchase Payments from your Contract prior to the Maturity Date, or if you surrender (turn in) your Contract, in its entirety, for cash prior to the Maturity Date, we may assess a withdrawal charge. The amount of this charge will depend on the number of years that have passed since we received your Purchase Payments, as shown in the Fee Tables.

WHAT ARE THE TAX CONSEQUENCES OF OWNING A CONTRACT?

In most cases, no income tax will have to be paid on amounts you earn under a Contract until these earnings are paid out. All or part of the following distributions from a Contract may constitute a taxable payout of earnings:

- full or partial withdrawals (including surrenders and systematic withdrawals), payment of any death benefit proceeds, and

-     periodic payments under one of our annuity payment options.

How much you will be taxed on distribution is based upon complex tax rules and depends on matters such as:

-     the type of the distribution,

-     when the distribution is made,

- the nature of any Qualified Plan for which the Contract is being used, if any, and

-     the circumstances under which the payments are made.

If your Contract is issued in connection with a Qualified Plan, all or part of your premium payments may be tax-deductible.

Special 10% tax penalties apply in many cases to the taxable portion of any distributions taken from a Contract before you reach age 59-1/2. Also, most Qualified Plans require that distributions from a Contract commence and/or be completed by a certain period of time. This effectively limits the period of time during which you can continue to derive tax deferral benefits from any tax-deductible premiums you paid or on any earnings under the Contract. If your Contract is issued in connection with a Qualified Plan, all or part of your premium payments may be tax-deductible.

IF YOU ARE PURCHASING THE CONTRACT AS AN INVESTMENT VEHICLE FOR A QUALIFIED PLAN, YOU SHOULD CONSIDER THAT THE CONTRACT DOES NOT PROVIDE ANY ADDITIONAL TAX-DEFERRAL BENEFITS BEYOND THE TREATMENT PROVIDED BY THE QUALIFIED PLAN ITSELF. THE FAVORABLE TAX-DEFERRAL BENEFITS AVAILABLE FOR QUALIFIED PLANS THAT INVEST IN ANNUITY CONTRACTS ARE ALSO GENERALLY AVAILABLE IF THE QUALIFIED PLANS PURCHASE OTHER TYPES OF INVESTMENTS, SUCH AS MUTUAL FUNDS, EQUITIES AND DEBT INSTRUMENTS. HOWEVER, THE CONTRACT OFFERS FEATURES AND BENEFITS THAT OTHER INVESTMENTS MAY NOT OFFER. YOU AND YOUR FINANCIAL PROFESSIONAL SHOULD CAREFULLY CONSIDER WHETHER THE FEATURES AND BENEFITS, INCLUDING THE INVESTMENT OPTIONS AND PROTECTION THROUGH LIVING GUARANTEES, DEATH BENEFITS AND OTHER BENEFITS PROVIDED UNDER AN ANNUITY CONTRACT ISSUED IN CONNECTION WITH A QUALIFIED PLAN ARE SUITABLE FOR YOUR NEEDS AND OBJECTIVES AND ARE APPROPRIATE IN LIGHT OF THE EXPENSE.

We provide additional information on taxes in the Federal Tax Matters section of this Prospectus. We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax advisor regarding the suitability of the Contract.

CAN I RETURN MY CONTRACT?

In most cases, you have the right to cancel your Contract within 10 days (or longer in some states) after you receive it. In most states, you will receive a refund equal to the Contract Value on the date of cancellation, adjusted by any then-applicable market value adjustments and increased by any charges for premium taxes deducted by us to that date. In some states, or if your Contract is issued as an "IRA," you will receive a refund of any Purchase Payments you made. The date of cancellation is the date we receive the Contract.

WILL I RECEIVE A CONFIRMATION STATEMENT?

We will send you a confirmation statement for certain transactions in your account. You should carefully review these statements to verify their accuracy. You should immediately report any mistakes to our Annuity Service Office (at the address or phone number shown on the cover of this prospectus). If you fail to notify our Annuity Service Office of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

                            Glossary of Special Terms

The following terms as used in this Prospectus have the indicated meanings:

Accumulation Period: The period between the issue date of the Contract and its Maturity Date. During this period, Purchase Payments are typically made to the Contract by the Owner.

Annuitant: Any natural person or persons to whom annuity benefit payments are made and whose life is used to determine the duration of annuity benefit payments involving life contingencies. If the Contract Owner names more than one person as an "Annuitant," the second person named is referred to as "co-Annuitant." The "Annuitant" and "co-Annuitant" are referred to collectively as "Annuitant." The "Annuitant" is as designated on the Contract specification page or in the application, unless changed. The Annuitant becomes the owner of the Contract during the Payout Period.

Annuity Option: The method selected by the Contract Owner (or as specified in the Contract if no selection is made) for annuity benefit payments made by us.

Annuity Unit: A unit of measure that is used after the Maturity Date to calculate Variable Annuity benefit payments.

Annuity Service Office: The mailing address of our service office is listed on the first page of this Prospectus. You can send overnight mail to us at 601 Congress St. Boston, MA 02210-2805.

Beneficiary: The person, persons or entity entitled to the death benefit under the Contract upon the death of a Contract Owner or, in certain circumstances, an Annuitant. The Beneficiary is as specified in the application, unless changed.

Business Day: Any day on which the New York Stock Exchange is open for business and the net asset value of the Funds may be determined.

Code: The Internal Revenue Code of 1986, as amended.

Company: John Hancock USA or John Hancock New York.

Contingent Beneficiary: The person, persons or entity to become the Beneficiary if the Beneficiary is not alive. The Contingent Beneficiary is as specified in the application, unless changed.


Contract: The variable annuity Contract offered by this Prospectus.


Contract Anniversary: The anniversary of the Contract Date.

Contract Date: The date of issue of the Contract.

Contract Value: The total of the investment account values and, if applicable, any amount in the loan account attributable to the Contract.

Contract Year: The period of twelve consecutive months beginning on the date as of which the Contract is issued, or any anniversary of that date.

Debt: Any amounts in the Loan Account attributable to the Contract plus any accrued loan interest. The loan provision is applicable to certain Qualified Contracts only.

Fixed Annuity: An Annuity Option with payments for a set dollar amount that we guarantee.

Fixed Investment Option: An Investment Option in which a Company guarantees the principal value and the rate of interest credited to the Investment Account for the term of any guarantee period.

Fund: A series of a registered open-end investment management company which corresponds to a Variable Investment Option.

General Account: All of a Company's assets other than assets in its Separate Account and any other separate account it may maintain.

Investment Account: An account we establish which represents your interest in an Investment Option during the Accumulation Period.

Investment Options: The investment choices available to Contract Owners.

John Hancock USA: John Hancock Life Insurance Company (U.S.A.).

John Hancock New York: John Hancock Life Insurance Company of New York.

Loan Account: The portion of our General Account that we use as collateral for a loan under certain Qualified Contracts.

Maturity Date: The date on which the Pay-out Period commences and we begin to make annuity benefit payments to the Annuitant. The Maturity Date is the date specified on the Contract specifications page, unless changed.

Non-Qualified Contracts: Contracts which are not issued under Qualified Plans.

Owner or Contract Owner ("You"): The person, persons (co-owner) or entity entitled to all of the ownership rights under the Contract. References in this Prospectus to Contract Owners are typically by use of "you." The owner has the legal right to make all changes in contractual designations where specifically permitted by the Contract. The owner is as specified in the application, unless changed. The Annuitant becomes the owner of the Contract during the Payment Period.

Pay-out Period: The period when we make annuity benefit payments following the Maturity Date.

Prospectus: This prospectus that describes interests in the Contracts.

Purchase Payment: An amount that you pay to us for the benefits provided by the Contract.

Qualified Contracts: Contracts issued under Qualified Plans.

Qualified Plans: Retirement plans that receive favorable tax treatment under
Section 401, 403, 408 (IRAs), 408A (Roth IRAs) or 457 of the Code.

Rider: An optional benefit that you may elect for at an additional charge.

Separate Account: John Hancock Life Insurance Company (U.S.A.) Separate Account H or John Hancock Life Insurance of New York Separate Account A, as applicable. A separate account is a segregated account of a Company that is not commingled with the general assets and obligations of the Company.

Sub-Account(s): A sub-account of the Separate Account. Each sub-account invests in shares of a specific Fund.

Unpaid Loan: The unpaid amount (including any accrued interest) of loans Qualified Contract Owner may have taken from us, certain Contract Value as collateral.

Variable Investment Option: An investment option corresponding to a sub-account of a Separate Account that invests in shares of a specific Fund.

Variable Annuity: An Annuity Option with payments which: (1) are not predetermined or guaranteed as to dollar amount, and (2) vary in relation to the investment experience of one or more specified Sub-Accounts.

                                   FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering a Venture III Contract. The items listed under "Contract Owner Transaction Expenses" and "Separate Account Annual Expenses" are more completely described in this Prospectus under "Charges and Deductions." The items listed under "Total Annual Fund Operating Expenses" are described in detail in the Fund prospectus. Unless otherwise shown, the tables entitled "Contract Owner Transaction Expenses" and "Separate Account Annual Expenses" show the maximum fees and expenses (including fees deducted from Contract Value for optional benefits).

THE FOLLOWING TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.

                       CONTRACT OWNER TRANSACTION EXPENSES

MAXIMUM WITHDRAWAL CHARGE (AS % OF AMOUNT WITHDRAWN OR SURRENDERED) (A)
First Year                                                                  6%
Second Year                                                                 5%
Third Year                                                                  4%
Thereafter                                                                  0%

ANNUAL CONTRACT FEE                                                         None

TRANSFER FEE(B)
Maximum Fee                                                               $25
Current Fee                                                               $ 0

--------
(A) This charge is taken upon withdrawal or surrender within the specified period of years measured from the date of Purchase Payment.

(B) We reserve the right to impose a charge in the future for transfers in excess of 12 per year. The amount of this fee will not exceed the lesser of $25 or 2% of the amount transferred.

THE FOLLOWING TABLE DESCRIBES FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THIS TABLE DOES NOT INCLUDE ANNUAL FUND OPERATING EXPENSES. UNLESS OTHERWISE SPECIFIED, THE FEES AND EXPENSES ARE THE SAME FOR BOTH JOHN HANCOCK USA AND JOHN HANCOCK NEW YORK.

                        SEPARATE ACCOUNT ANNUAL EXPENSES
                  (AS A PERCENTAGE OF AVERAGE ACCOUNT VALUE) (A)

Mortality and expense risks fee:                            1.25%
Distribution fee                                            0.25%
Administration fee- asset based                             0.15%
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES (WITH NO OPTIONAL    1.65%
RIDERS REFLECTED)


                                                            OTHER CONTRACTS       JOHN HANCOCK NEW YORK CONTRACTS
Optional Annual Step Death Benefit Fee                      0.20%                 0.20%
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES (WITH ANNUAL STEP    1.85%                 1.85%
DEATH BENEFIT FEE REFLECTED)


            FEES DEDUCTED FROM CONTRACT VALUE FOR OPTIONAL BENEFITS (A)

Principal Plus for Life  (as a percentage of Adjusted
GWB)
Maximum fee                                                 0.75% (B)
Current fee                                                 0.40% (B)

--------
(A) A daily charge reflected as a percentage of the variable investment options unless otherwise noted.

(B) The current charge is 0.40%. We reserve the right to increase the charge to a maximum charge of 0.75% if the GWB is "Stepped-Up" to equal the Contract Value. The charge is deducted on an annual basis from the Contract Value.

THE NEXT TABLE DESCRIBES THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE FUND PROSPECTUS.

           TOTAL ANNUAL FUND OPERATING EXPENSES(A)                       MINIMUM            MAXIMUM
---------------------------------------------------------------          -------            -------
Range of expenses that are deducted from Fund assets, including
management fees, Rule 12b-1 fees, and other expenses                       0.76%              1.87%

------
(A) The minimum and maximum expenses shown do not reflect any expense reimbursements and waivers. If such reimbursements and waivers were reflected, the minimum and maximum expenses would be 0.76% and 1.79%, respectively

THE FOLLOWING TABLE DESCRIBES THE OPERATING EXPENSES FOR EACH OF THE FUNDS, AS A PERCENTAGE OF THE FUND'S AVERAGE NET ASSETS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2005. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE FUND PROSPECTUS AND IN THE NOTES FOLLOWING THE TABLE.

[TO BE UPDATED BY AMENDMENT]


                                                      MANAGEMENT     RULE 12B-1      OTHER       TOTAL ANNUAL
                  FUND                                   FEES           FEES        EXPENSES       EXPENSES
--------------------------------------                ----------     ----------     --------     ------------
JOHN HANCOCK TRUST - SERIES II SHARES:
Science & Technology Trust


EXAMPLES

[TO BE UPDATED BY AMENDMENT]

The following examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner expenses, contract fees, separate account annual expenses and Fund fees and expenses. Examples 1 pertain to a Contract with optional benefit riders. Examples 2 pertain to a Contract without optional benefit riders.

The following example assumes that you invest $10,000 in a Contract with the optional rider. The first example also assumes that your investment has a 5% return each year and assumes the maximum annual contract fee and the maximum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

      Example 1. Maximum Fund operating expenses Contract with optional riders:

            MAXIMUM FUND LEVEL TOTAL OPERATING EXPENSES---VENTURE III

JOHN HANCOCK USA CONTRACT WITH PRINCIPAL PLUS FOR LIFE   1 YEAR        3 YEARS       5 YEARS       10 YEARS
------------------------------------------------------   ------        -------       -------       --------
If you surrender the Contract at the end of the          $             $             $             $
applicable time period:
If you annuitize, or do not surrender the Contract       $             $             $             $
at the end of the applicable time period

JOHN HANCOCK NEW YORK CONTRACT WITH PRINCIPAL PLUS
        FOR LIFE AND PAYMENT ENHANCEMENT                 1 YEAR        3 YEARS       5 YEARS       10 YEARS
--------------------------------------------------       ------        -------       -------       --------
If you surrender the Contract at the end of the          $             $             $             $
applicable time period:
If you annuitize, or do not surrender the Contract       $             $             $             $
at the end of the applicable time period

The next example assumes that you invest $10,000 in a Contract, but with no optional riders. This example also assumes that your investment has a 5% return each year and assumes the average annual contract fee we expect to receive for the Contracts and the minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

      Example 2. Minimum Fund operating expenses - Contract with no optional riders:

            MINIMUM FUND LEVEL TOTAL OPERATING EXPENSES---VENTURE III

            JOHN HANCOCK USA CONTRACT                1 YEAR        3 YEARS       5 YEARS       10 YEARS
--------------------------------------------------   ------        -------       -------       --------
If you surrender the Contract at the end of the      $             $             $             $
applicable time period:
If you annuitize, or do not surrender the Contract   $             $             $             $
at the end of the applicable time period

          JOHN HANCOCK NEW YORK CONTRACT             1 YEAR        3 YEARS       5 YEARS       10 YEARS
--------------------------------------------------   ------        -------       -------       --------
If you surrender the Contract at the end of the      $             $             $             $
applicable time period:
If you annuitize, or do not surrender the Contract   $             $             $             $
at the end of the applicable time period

LOCATION OF FINANCIAL STATEMENTS. Our financial statements and those of the respective Separate Account may be found in the Statement of Additional Information.

       General Information About US, The Separate Accounts And The Funds

THE COMPANIES

We are subsidiaries of Manulife Financial Corporation.

Your Contract was issued by either John Hancock USA or John Hancock New York. Please refer to your Contract to determine which Company issued your Contract.

John Hancock USA is a stock life insurance company originally organized under the laws of Maine on August 20, 1955 by a special act of the Maine legislature. John Hancock USA redomesticated under the laws of Michigan on December 30, 1992. John Hancock USA is authorized to transact a life insurance and annuity business in all states (except New York), the District of Columbia, Puerto Rico and the Virgin Islands. Its principal office is located at 601 Congress Street, Boston, Massachusetts 02210-2805.

John Hancock New York is a wholly-owned subsidiary of John Hancock USA and is a stock life insurance company organized under the laws of New York on February 10, 1992. John Hancock New York is authorized to transact a life insurance and annuity business only in the State of New York. Its principal office is located at 100 Summit Lake Drive, Valhalla New York 10595. John Hancock New York also has an Annuity Service Office at 601 Congress Street, Boston, Massachusetts 02210-2805.

The ultimate parent of both companies is Manulife Financial Corporation ("MFC"), a publicly traded company, based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as MANULIFE FINANCIAL.

John Hancock USA and John Hancock New York have received the following ratings from independent rating agencies:

         A++                     Superior companies have a very strong
         A.M. Best               ability to meet their obligations; 1st
                                 category of 16
         AA+                     Very strong capacity to meet
         Fitch                   policyholder and Contract obligations;
                                 2nd category of 24
         AA+                     Very strong financial security
         Standard & Poor's       characteristics; 2nd category of 21

John Hancock USA has also received the following rating from Moody's:

         Aa2 Moody's             Excellent in financial strength; 3rd category
                                 of 21

These ratings, which are current as of the date of this Prospectus and are subject to change, are assigned as a measure of John Hancock USA's and John Hancock New York's ability to honor any guarantees provided by the Contract and any applicable optional Riders, but not specifically to its products, the performance (return) of these products, the value of any investment in these products upon withdrawal or to individual securities held in any Fund.

With respect to the fixed portion of the Contracts issued by John Hancock USA, The Manufacturers Life Insurance Company unconditionally guarantees to make funds available to John Hancock USA for the timely payment of contractual claims under certain John Hancock USA Fixed Annuity contracts pursuant to a Guarantee Agreement dated March 31, 1996. The guarantee may be terminated by The Manufacturers Life Insurance Company upon notice to John Hancock USA. Termination will not affect The Manufacturers Life Insurance Company's continuing liability with respect to all Fixed Annuity contracts issued by John Hancock USA prior to the termination of the guarantee except if:

- the liability to pay contractual claims under the Contracts is assumed by another insurer, or

- we are sold and the buyer's guarantee is substituted for The Manufacturers Life Insurance Company's guarantee

THE SEPARATE ACCOUNTS

We use our Separate Accounts to support the Variable Investment Options you choose.

You do not invest directly in the Funds made available under the Contracts. When you direct or transfer money to a Variable Investment Option, we will purchase shares of a corresponding Fund through one of our Separate Accounts. We hold the Fund's shares in a "sub-account" (usually with a name similar to that of the corresponding Fund) of the applicable Separate Account. A Separate Account's assets (including the Fund's shares) belong to the Company that maintains that Separate Account.

For Contracts issued by John Hancock USA, we purchase and hold Fund shares in JOHN HANCOCK USA SEPARATE ACCOUNT H. John Hancock USA became the owner of this Separate Account in a merger transaction with The Manufacturers Life Insurance Company of North America ("Manulife North America") on January 1, 2002. Manulife North America initially established Separate Account H on August 24, 1984 as a Separate Account under the laws of Delaware. When Manulife North America merged with John Hancock USA, John Hancock USA became the owner of Separate Account H and reestablished it as a Separate Account under the laws of Michigan. As a result of this merger, John Hancock USA became the owner of all of Manulife North America's assets, including the assets of Separate Account H, and assumed all of Manulife North America's obligations including those under its Contracts. The merger had no other effects on the terms and conditions of Contracts issued prior to January 1, 2002.

For Contracts issued by John Hancock New York, we purchase and hold Fund shares in JOHN HANCOCK NEW YORK SEPARATE ACCOUNT A. John Hancock New York established this Separate Account on March 4, 1992 as a Separate Account under the laws of New York.

Each Company's Contracts provide that amounts held in its Separate Account pursuant to its Contracts cannot be reached by any other persons who may have claims against that Company. Each Company's general assets also support its obligations under the Contracts, as well as all of its other obligations and liabilities. These general assets consist of all assets that are not held by the Company in its Separate Account (or in any other of its separate accounts) under variable annuity or variable life insurance contracts that give their owners a preferred claim on those assets.

We reserve the right, subject to compliance with applicable law, to add other sub-accounts, eliminate existing sub-accounts, combine sub-accounts or transfer assets in one sub-account to another sub-account that we, or an affiliated company, may establish. We will not eliminate existing sub-accounts or combine sub-accounts without the prior approval of the appropriate state or federal regulatory authorities.

We registered the Separate Accounts with the SEC under the Investment Company Act of 1940, as amended (the "1940 Act") as unit investment trusts. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment policies or practices of the e Separate Accounts. If a Company determines that it would be in the best interests of persons having voting rights under the Contracts it issues, that Company's Separate Account may be operated as a management company under the 1940 Act or it may be deregistered if 1940 Act registration were no longer required.

THE FUNDS

When you select a Variable Investment Option, we invest your money in a sub-account of our Separate Account and it invests in shares of a corresponding Fund of:

-     the John Hancock Trust.

THE FUNDS IN THE SEPARATE ACCOUNT ARE NOT PUBLICLY TRADED MUTUAL FUNDS. The Funds are only available to you as investment options in the Contracts or, in some cases, through other variable annuity contracts or variable life insurance policies issued by us or by other life insurance companies. In some cases, the Funds also may be available through participation in certain qualified pension or retirement plans.

The Funds' investment advisers and managers (i.e., subadvisers) may manage publicly traded mutual funds with similar names and investment objectives. However, the Funds are NOT directly related to any publicly traded mutual fund. You should not compare the performance of any Fund described in this Prospectus with the performance of a publicly traded mutual fund. THE PERFORMANCE OF ANY PUBLICLY TRADED MUTUAL FUND COULD DIFFER SUBSTANTIALLY FROM THAT OF ANY OF THE FUNDS HELD IN OUR SEPARATE ACCOUNT.

The table in the Fee Tables section of the Prospectus shows the investment management fees, Rule 12b-1 fees and other operating expenses for these Fund shares as a percentage (rounded to two decimal places) of each Fund's average daily net assets for 2005, except as indicated in the footnotes appearing at the end of the table. Fees and expenses of the Funds are not fixed or specified under the terms of the Contracts and may vary from year to year. These fees and expenses differ for each Fund and reduce the investment return of each Fund. Therefore, they also indirectly reduce the return you will earn on any Separate Account investment options you select.


The John Hancock Trust is a so-called "series" type mutual fund and is registered under the 1940 Act as an open-end management investment company. John Hancock Investment Management Services, LLC ("JHIMS LLC") provides investment advisory services to the John Hancock Trust and receives investment management fees for doing so. JHIMS LLC pays a portion of its investment management fees to other firms that manage the John Hancock Trust's Funds. JHIMS LLC is our affiliate and we indirectly benefit from any investment management fees JHIMS LLC retains.


If shares of a Fund are no longer available for investment or in our judgment investment in a Fund becomes inappropriate, we may eliminate the shares of a Fund and substitute shares of another Fund, or of another open-end registered investment company. A substitution may be made with respect to both existing investments and the investment of future purchase payments. However, we will make no such substitution without first notifying you and obtaining approval of the SEC (to the extent required by the 1940 Act).

The Funds pay us or certain of our affiliates compensation for some of the distribution, administrative, shareholder support, marketing and other services we or our affiliates provide to the Funds. The amount of this compensation is based on a percentage of the assets of the Fund attributable to the variable insurance products that we and our affiliates issue. These percentages may differ from Fund to Fund and among classes of shares within a Fund. In some cases, the compensation is derived from the Rule 12b-1 fees which are deducted from a Fund's assets and paid for the services we or our affiliates provide to that Fund. In addition, compensation payments of up to 0.45% of assets may be made by a Fund's investment adviser or its affiliates. We pay American Funds Distributors, Inc., the principal underwriter for the American Fund Insurance Series, a percentage of some or all of the amounts allocated to the "American" Funds of the John Hancock Trust for the marketing support services it provides. (See "Distribution of Contracts.") Any of these compensation payments do not, however, result in any charge to you in addition to what is shown in the Total Annual Fund Operating Expenses table.

You bear the investment risk of any Fund you choose as a Variable Investment Option for your Contract. The following table contains a general description of the Funds that we make available under the Contracts. You can find a full description of each Fund, including the investment objectives, policies and restrictions of, and the risks relating to, investment in the Fund in the prospectus for that Fund. You can obtain a copy of a Fund's prospectus, without charge, by contacting us at the Annuity Service Office shown on the first page of this Prospectus. You should read the Fund's prospectus carefully before investing in the corresponding Variable Investment Option.

JOHN HANCOCK TRUST (We show the Fund's manager (i.e. Subadviser) in bold above the name of the Fund.)

AIM CAPITAL MANAGEMENT, INC

Mid Cap Core Trust             seeks long-term growth of capital by investing, normally, at least 80% of its assets in equity securities, including convertible securities, of mid-capitalization companies.

CAPITAL GUARDIAN TRUST COMPANY

Income & Value Trust           seeks the balanced accomplishment of (a) conservation of principal and (b) long-term growth of capital and income by investing the portfolio's assets in both equity and fixed-income securities.
                               The subadviser has full discretion to determine the allocation between equity and fixed income securities.

U.S. Large Cap Trust           seeks long-term growth of capital and income by investing the portfolio's assets, under normal market conditions, primarily in equity and equity-related securities of companies with market capitalization greater than $500 million.

CAPITAL RESEARCH MANAGEMENT
COMPANY

American Bond Trust            invests all of its assets in Class 2 shares of the Bond Trust, a series of American Fund Insurance
                               Series (master fund). The Bond Trust seeks to maximize current income and preserve capital by normally investing 80% of its assets in bonds, (at least 65% in investment grade debt securities and up to 35% in so-called "junk bonds"), the issuers of which may be domiciled outside the United
                               States.

American Growth Trust          invests all of its assets in Class 2 shares of the Growth Fund, a series of American Fund Insurance
                               Series.  The Growth Fund invests primarily in common stocks of companies that appear to offer superior opportunities for growth of capital.

American Growth-Income Trust   invests all of its assets in Class 2 shares of the Growth-Income Fund, a series of American Fund
                               Insurance Series.  The Growth-Income Fund invests primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends.

American International Trust   invests all of its assets in Class 2 shares of the International Fund, a series of American Fund
                               Insurance Series.  The International Fund invests primarily in common stocks of companies located outside the United States.

DAVIS ADVISORS

Financial Services Trust       seeks growth of capital by investing primarily in common stocks of financial companies.  During normal market conditions, at least 80% of the portfolio's net assets (plus any borrowings for investment purposes) are invested in companies that are principally engaged in financial services.
                               A Company is "principally engaged" in financial services if it owns financial services-related assets constituting at least 50% of the value of its total assets, or if at least 50% of its revenues are derived from its provision of financial services.

Fundamental Value Trust        seeks growth of capital by investing, under normal market conditions, primarily in common stocks of
                               U.S. companies with market capitalizations of at least $5 billion that the subadviser believes are undervalued.  The portfolio may also invest in U.S. companies with smaller capitalizations.

DEUTSCHE ASSET MANAGEMENT INC.

Real Estate Securities Trust   seeks to achieve a combination of long-term capital appreciation and current income by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of real estate investment trusts ("REITS") and real estate companies.

GRANTHAM, MAYO, VAN OTTERLOO &
CO. LLC

International Core Trust       seeks long-term growth of capital by investing in stocks and other securities with equity
(formerly International Stock  characteristics of companies located in the developed countries that make up the MSCI EAFE Index.
Trust)

JENNISON ASSOCIATES LLC

Capital Appreciation Trust     seeks long-term capital growth by investing at least 65% of its total assets in equity-related securities of companies that exceed $1 billion in market capitalization and that the subadviser believes have above-average growth prospects.  These companies are generally medium-to-large capitalization companies.

LEGG MASON FUNDS MANAGEMENT,
INC.

Core Equity Trust              seeks long-term capital growth by investing, under normal market conditions, primarily in equity securities that, in the subadviser's opinion, offer the potential for capital growth.  The subadviser seeks to purchase securities at large discounts to the subadviser's assessment of their intrinsic value.

MARISCO CAPITAL MANAGEMENT, LLC

International Opportunities    seeks long-term growth of capital by investing, under normal market conditions, at least 65% of its
Trust                          assets in common stocks of foreign companies that are selected for their long-term growth potential.  The portfolio may invest in companies of any size throughout the world.  The portfolio normally invests in issuers from at least three different countries not including the U.S.  The portfolio may invest in common stocks of companies operating in emerging markets.

MFC GLOBAL INVESTMENT
MANAGEMENT (U.S.A.) LIMITED

Index Allocation Trust         Long term growth of capital.  Current income is also a consideration.

Lifestyle Aggressive ***       seeks to provide long-term growth of capital (current income is not a consideration) by investing
                               100% of the Lifestyle Trust's assets in other portfolios of the Trust ("Underlying Portfolios")
                               which invest primarily in equity securities.

Lifestyle Balanced ***         seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis given to capital growth by investing approximately 40% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately
                               60% of its assets in Underlying Portfolios which invest primarily in equity securities.

Lifestyle Conservative ***     seeks to provide a high level of current income with some consideration also given to growth of capital by investing approximately 80% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 20% of its assets in Underlying
                               Portfolios which invest primarily in equity securities.

Lifestyle Growth ***           seeks to provide long-term growth of capital with consideration also given to current income by investing approximately 20% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 80% of its assets in Underlying Portfolios which invest primarily in equity securities.

Lifestyle Moderate ***         seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis given to current income by investing approximately 60% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately
                               40% of its assets in Underlying Portfolios which invest primarily in equity securities.

Money Market Trust             seeks maximum current income consistent with preservation of principal and liquidity by investing in high quality money market instruments with maturities of 397 days or less issued primarily by U. S.
                               entities.

Pacific Rim Trust              seeks long-term growth of capital by investing in a diversified portfolio that is comprised primarily of common stocks and equity-related securities of corporations domiciled in countries in the Pacific Rim region

MUNDER CAPITAL MANAGEMENT

Small Cap Opportunities Trust  seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of its assets in equity securities of companies with market capitalizations within the range of the companies in the Russell 2000 Index.

PACIFIC INVESTMENT MANAGEMENT
COMPANY

Global Bond Trust              seeks to realize maximum total return, consistent with preservation of capital and prudent investment management by investing the portfolio's assets primarily in fixed income securities denominated in major foreign currencies, baskets of foreign currencies (such as the ECU), and the
                               U.S. dollar.

Total Return Trust             seeks to realize maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal market conditions, at least 65% of the portfolio's assets in a diversified portfolio of fixed income securities of varying maturities.  The average portfolio duration will normally vary within a three- to six-year time frame based on the subadviser's forecast for interest rates.

PZENA INVESTMENT MANAGEMENT,
LLC

Classic Value Trust            seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its net assets in domestic equity securities.

SALOMON BROTHERS ASSET
MANAGEMENT INC

High Yield Trust               seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in high yield debt securities, including corporate bonds and other fixed-income securities.

U.S. Government Securities     seeks a high level of current income consistent with preservation of capital and maintenance of
Trust                          liquidity, by investing in Debt obligations and mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and derivative securities such as collateralized mortgage obligations backed by such securities.

SUSTAINABLE GROWTH ADVISERS,
L.P.

Small Company Value Trust      seeks long-term growth of capital by investing, under normal market conditions, primarily in small companies whose common stocks are believed to be undervalued. Under normal market conditions, the portfolio will invest at least 80% of its net assets (plus any borrowings for investment purposes)
                               in companies with a market capitalization that do not exceed the maximum market capitalization of any security in the Russell 2000 Index* at the time of purchase.

T. ROWE PRICE ASSOCIATES, INC.

Blue Chip Growth Trust         seeks to achieve long-term growth of capital (current income is a secondary objective) by investing, under normal market conditions, at least 80% of the portfolio's total assets in the common stocks of large and medium-sized blue chip growth companies.  Many of the stocks in the portfolio are expected to pay dividends.

Equity-Income Trust            seeks to provide substantial dividend income and also long-term capital appreciation by investing primarily in dividend-paying common stocks, particularly of established companies with favorable prospects for both increasing dividends and capital appreciation.

Health Sciences Trust          seeks long-term capital appreciation by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies engaged in the research, development, production, or distribution of products or services related to health care, medicine, or the life sciences (collectively termed "health sciences").

Science & Technology Trust     seeks long-term growth of capital by investing, under normal market condition, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies expected to benefit from the development, advancement, and use of science and technology.  Current income is incidental to the portfolio's objective

TEMPLETON INVESTMENT COUNSEL,
INC.

International Small Cap Trust  seeks capital appreciation by investing primarily in the common stock of companies located outside the U.S. which have total stock market capitalization or annual revenues of $1.5 billion or less
                               ("small company securities").

International Value Trust      seeks long-term growth of capital by investing, under normal market conditions, primarily in equity securities of companies located outside the U.S., including emerging markets.

UBS GLOBAL ASSET MANAGEMENT

Global Allocation Trust        seeks total return, consisting of long-term capital appreciation and current income, by investing in equity and fixed income securities of issuers located within and outside the U.S.

VAN KAMPEN INVESTMENTS

Value Trust                    seeks to realize an above-average total return over a market cycle of three to five years, consistent with

                               reasonable risk, by investing primarily in equity securities of companies with capitalizations similar to the market capitalization of companies in the Russell Midcap Value Index.

WELLINGTON MANAGEMENT COMPANY,
LLP

Investment Quality Bond Trust  seeks a high level of current income consistent with the maintenance of principal and liquidity, by investing in a diversified portfolio of investment grade bonds and tends to focus its investment on corporate bonds and U.S. Government bonds with intermediate to longer term maturities.  The portfolio may also invest up to 20% of its assets in non-investment grade fixed income securities.

Mid Cap Stock Trust            seeks long-term growth of capital by investing primarily in equity securities of mid-size companies with significant capital appreciation potential.

Natural Resources Trust        seeks long-term total return by investing, under normal market conditions, primarily in equity and equity-related securities of natural resource-related companies worldwide.

Small Cap Growth Trust         seeks long-term capital appreciation by investing, under normal market conditions, primarily in small-cap companies that are believed to offer above average potential for growth in revenues and earnings.

*** Deutsche Asset Management Inc. provides Subadvisory Consulting Services to MFC Global Investment Management (U.S.A.) Limited for the Lifestyle Funds.

You instruct us how to vote Fund shares.

We will vote Fund shares held in a Separate Account at any Fund shareholder meeting in accordance with voting instructions received from the persons having the voting interest in the Contract. We will determine the number of Fund shares for which voting instructions may be given not more than 90 days prior to the meeting. We will arrange for proxy materials to be distributed to each person having the voting interest under the Contract together with appropriate forms for giving voting instructions. We will vote all Fund shares that we hold (including our own shares and those we hold in the Separate Account for Contract Owners) in proportion to the instructions so received.


During the accumulation period, the Contract owner has the voting interest under a Contract. The number of votes for each Fund for which voting instructions may be given is determined by dividing the value of the investment account corresponding to the sub-account in which such Fund shares are held by the net asset value per share of that Fund.

During the pay-out period, the annuitant has the voting interest under a Contract. The number of votes as to each Fund for which voting instructions may be given is determined by dividing the reserve for the Contract allocated to the sub-account in which such Fund shares are held by the net asset value per share of that Fund. Generally, the number of votes tends to decrease as annuity benefit

                          Description Of The Contract

ELIGIBLE PLANS

We may issue the Contract to fund plans qualifying for special income tax treatment under the Internal Revenue Code of 1986, as amended (the "Code"), such as individual retirement accounts and annuities, pension and profit-sharing plans for corporations and sole proprietorships/partnerships ("H.R. 10" and "Keogh" plans), tax-sheltered annuities, and state and local government deferred compensation plans. (See "QUALIFIED RETIREMENT PLANS.") We designed the Contract so that it may be used with non-qualified retirement plans, such as payroll savings plans and such other groups (with or without a trustee) as may be eligible under applicable law.

ACCUMULATION PERIOD PROVISIONS

Purchase Payments

Initial Purchase Payments usually must be at least $10,000, subsequent ones at least $30, and total Purchase Payments no more than $1 million (without our approval).

You make Purchase Payments to us at our Annuity Service Office. The minimum initial Purchase Payment is $10,000. Subsequent Purchase Payments must be at least $30. You may make Purchase Payments at any time. Purchase Payments must be in U.S. dollars. Purchase Payments may be automatically withdrawn from your bank account on a periodic basis. If a Purchase Payment would cause your Contract Value to exceed $1,000,000 or your Contract Value already exceeds $1,000,000, we must grant our approval to you in order to make the payment.

We may reduce or eliminate the minimum initial Purchase Payment requirement, upon your request and as permitted by state law, in the following circumstances:

- You purchase your Contract through a 1035 exchange or a qualified plan transfer of an existing Contract(s) issued by another carrier(s) AND at the time of application, the value of your existing Contract(s) meets or exceeds the applicable minimum initial Purchase Payment requirement AND prior to our receipt of such 1035 monies, the value drops below the applicable minimum initial Purchase Payment requirement due to market conditions.

- You purchase more than one new Contract and such Contracts cannot be combined AND the average initial Purchase Payments for these new Contracts is equal to or greater than $50,000.

- You and your spouse each purchase at least one new Contract AND the average initial Purchase Payments for the new Contract(s) is equal to or greater than $50,000.

- You purchase multiple Contracts issued in conjunction with a written Retirement Savings Plan (either qualified and non-qualified), for the benefit of plan participants AND the Annuitant under each Contract is a plan participant AND the average initial Purchase Payment for these new Contracts is equal to or greater than $50,000.

If permitted by state law, we may cancel a Contract at the end of any two consecutive Contract Years in which no Purchase Payments have been made, if both:

- the total Purchase Payments made over the life of the Contract, less any withdrawals, are less than $2,000; and

-     the Contract Value at the end of such two year period is less than $2,000.

John Hancock New York Contracts may be cancelled at the end of any three consecutive Contract Years in which no Purchase Payments have been made, as described above. We may vary the cancellation of Contract privileges in certain states in order to comply with state insurance laws and regulations. If we cancel your Contract, we will pay you the Contract Value computed as of the valuation period during which the cancellation occurs, minus the amount of any outstanding loan. We treat the amount paid as a withdrawal for federal tax purposes and such amount may be subject to income tax and to a 10% penalty tax. (See "FEDERAL TAX MATTERS.")

You designate how your Purchase Payments are to be allocated among the investment options. You may change the allocation of subsequent Purchase Payments at any time by notifying us in writing (or by telephone or electronically if you comply with our telephone or electronic transaction procedures described herein).

Accumulation Units

During the Accumulation Period, we will establish an investment account for you for each Variable Investment Option to which you allocate a portion of your Contract Value. We credit amounts to those investment accounts in the form of accumulation units.

Accumulation units are units of measure used to calculate the value of the variable portion of your Contract during the Accumulation Period. The number of accumulation units to be credited to each investment account is determined by dividing the amount allocated to that investment account by the value of an accumulation unit for that investment account next computed after the Purchase Payment is received at our Annuity Service Office complete with all necessary information or, in the case of the first Purchase Payment, pursuant to the procedures described below.

We will usually credit initial Purchase Payments received by mail on the Business Day on which they are received at our Annuity Service Office, and in any event not later than two Business Days after our receipt of all information necessary for issuing the Contract. We will credit subsequent Purchase Payments on the Business Day they are received at our Annuity Service Office. We will inform you of any deficiencies preventing processing if your Contract cannot be issued. If the deficiencies are not remedied within five Business Days after receipt, we will return your Purchase Payment promptly, unless you specifically consent to our retaining your Purchase Payment until all necessary information is received. We will credit initial Purchase Payments received by wire transfer from broker-dealers on the Business Day received by us if the broker-dealers have made special arrangements with us.

Value of Accumulation Units

We measure the value of an investment account in accumulation units, which vary in value with the performance of the underlying Fund.

The value of your accumulation units will vary from one Business Day to the next depending upon the investment results of the investment options you select. We arbitrarily set the value of an accumulation unit for each sub-account set at $10 or $12.50 for the first Business Day under other Contracts we have issued. We determine the value of an accumulation unit for any subsequent Business Day by multiplying the value of an accumulation unit for the immediately preceding Business Day by the net investment factor for that sub-account (described below) for the Business Day for which the value is being determined. We value accumulation units as of the end of each Business Day. We deem a Business Day to end at the time of the determination of the net asset value of the shares of a Fund.

Net Investment Factor

The net investment factor is an index used to measure the investment performance of a sub-account from one Business Day to the next (the "valuation period"). The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same. We determine the net investment factor for each sub-account for any valuation period by dividing (a) by (b) and subtracting (c) from the result:

Where (a) is:

- the net asset value per share of a Fund share held in the sub-account determined at the end of the current valuation period, plus

- the per share amount of any dividend or capital gain distributions made by the Fund on shares held in the sub-account if the "ex-dividend" date occurs during the current valuation period.

Where (b) is the net asset value per share of a Fund share held in the sub-account determined as of the end of the immediately preceding valuation period.

Where (c) is a factor representing the charges deducted from the sub-account on a daily basis for Separate Account Annual Expenses

TRANSFERS AMONG INVESTMENT OPTIONS

During the Accumulation Period, you may transfer amounts among the Variable Investment Options and from those investment options to the Fixed Investment Options, subject to the restrictions set forth below.

You may make a transfer by providing written notice to us, by telephone or by other electronic means that we may provide through the internet. (See "TELEPHONE AND ELECTRONIC TRANSACTIONS.") We will cancel accumulation units from the investment account from which you transfer amounts and we will credit to the investment account to which you transfer amounts. Your Contract Value on the date of the transfer will not be affected by a transfer. You must transfer at least $300 or, if less, the entire value of the investment account. If after the transfer the amount remaining in the investment account is less than $100, then we will transfer the entire amount instead of the requested amount.

Currently, we do not impose a charge for transfer requests. The first twelve transfers in a Contract Year are free of any transfer charge. For each additional transfer in a Contract Year, we do not currently assess a charge but reserve the right (to the extent permitted by your Contract) to assess a reasonable charge (not to exceed the lesser of $25 or 2% of the amount transferred) to reimburse us for the expenses of processing transfers.

We have adopted a policy and procedures to restrict frequent transfers of Contract Value among Variable Investment Options.

Variable investment options in variable annuity and variable life insurance products can be a prime target for abusive transfer activity because these products value their Variable Investment Options on a daily basis and allow transfers among Variable Investment Options without immediate tax consequences. As a result, some investors may seek to frequently transfer into and out of Variable Investment Options in reaction to market news or to exploit some perceived pricing inefficiency. Whatever the reason, frequent transfer activity can harm long-term investors in a Variable Investment Option since such activity may expose a Variable Investment Option's underlying Fund to increased Fund transaction costs and/or disrupt the Fund manager's ability to effectively manage a Fund in accordance with its investment objective and policies, both of which may result in dilution with respect to interests held for long-term investment.

To discourage disruptive frequent trading activity, we have adopted a policy for each Separate Account to restrict transfers to two per calendar month per Contract, with certain exceptions, and procedures to count the number of transfers made under a Contract. Under the current procedures of the Separate Accounts, we count all transfers made during the period from the opening of trading each day the net asset value of the shares of a Fund are determined (usually 9 a.m.) to the close of trading that day (the close of day-time trading of the New York Stock Exchange (usually 4 p.m.)) as a SINGLE transfer. We do NOT count: (a) scheduled transfers made pursuant to our Dollar Cost Averaging program or our Asset Rebalancing Program, (b) transfers from a Fixed Investment Option at the end of its guarantee period, (c) transfers made within a prescribed period before and after a substitution of underlying Funds and (d) transfers made during the Pay-out Period (these transfers are subject to a 30-day notice requirement, however, as described in the "Transfers During Pay-out Period" section of this Prospectus). Under each Separate Account's policy and procedures, Contract Owners may transfer to a Money Market investment option even if a Contract Owner reaches the two transfer per month limit if 100% of the Contract Value in all Variable Investment Options is transferred to that Money Market investment option. If such a transfer to a Money Market investment option is made, for a 30-calendar day period after such transfer, a Contract Owner may not make any subsequent transfers from that Money Market investment option to another Variable Investment Option. We apply each Separate Account's policy and procedures uniformly to all Contract Owners.

We reserve the right to take other actions to restrict trading, including, but not limited to:

-     restricting the number of transfers made during a defined period,

-     restricting the dollar amount of transfers,

- restricting the method used to submit transfers (e.g., requiring transfer requests to be submitted in writing via U.S. mail), and

-     restricting transfers into and out of certain subaccounts.

In addition, we reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the Funds. We also reserve the right to modify or terminate the transfer privilege at any time (to the extent permitted by applicable law).

While we seek to identify and prevent disruptive frequent trading activity, it is not always possible to do so. Therefore, we cannot provide assurance that the restrictions we impose will be successful in restricting disruptive frequent trading activity and avoiding harm to long-term investors.

Maximum Number of Investment Options

There is no limit on the number of investment options to which you may allocate Purchase Payments.

Telephone and Electronic Transactions

We permit you to make certain types of transactions by telephone or electronically through the internet.

When you purchase a Contract, we will automatically permit you to request transfers and withdrawals by telephone. We will also permit you to access information about your Contract, request transfers and perform some transactions (other than withdrawals) electronically through the internet. You can contact us at the applicable telephone number or internet address shown on the first page of this Prospectus.

To access information and perform electronic transactions through our website, we require you to create an account with a username and password, and maintain a valid e-mail address. You may also authorize other people to make certain transaction requests by telephone or electronically through the internet by sending us instructions in a form acceptable to us.

We will not be liable for following instructions communicated by telephone or electronically that we reasonably believe to be genuine. We will employ reasonable procedures to confirm that instructions we receive are genuine. Our procedures require you to provide information to verify your identity when you call us and we will record all conversations with you. When someone contacts us by telephone and follows our procedures, we will assume that you are authorizing us to act upon those instructions. For electronic transactions through the internet, you will need to provide your username and password. You are responsible for keeping your password confidential and must notify us of:

-     Any loss or theft of your password, or

-     Any unauthorized use of your password.

We may only be liable for any losses due to unauthorized or fraudulent instructions where we fail to employ our procedures properly.

A confirmation statement of the transaction will follow all transaction instructions we receive by telephone or electronically. We will usually effect transaction instructions we receive by telephone or electronically before the close of the New York Stock Exchange, which is usually 4:00 p.m. Eastern time on any valuation day, at the end of that day. Circumstances beyond our control, such as system outages, or during periods when our telephone lines or our website may be busy, may limit your ability to access or transact business electronically. We may, for example, experience unusual volume during periods of substantial market change.

We may suspend, modify or terminate our telephone or electronic transaction procedures at any time. We may, for example, impose limits on the maximum withdrawal amount available to you through a telephone transaction. Also, as stated earlier in this Prospectus, we have imposed restrictions on transfers and reserve the right to take other actions to restrict trading, including the right to restrict the method used to submit transfers (e.g., by requiring transfer requests to be submitted in writing via U.S. mail). We also reserve the right to suspend or terminate the transfer privilege altogether with respect to anyone who we feel are abusing the privilege to the detriment of others.

Special Transfer Services - Dollar Cost Averaging

Dollar Cost Averaging and Asset Rebalancing programs are available.

We administer a Dollar Cost Averaging ("DCA") program. If you enter into a DCA agreement, you may instruct us to transfer monthly a predetermined dollar amount from any Variable Investment Option, the one-year Fixed Investment Option, or the DCA Fixed Investment Option to other Variable Investment Options until the amount in the investment option from which the transfer is made is exhausted. You may establish the DCA Fixed Investment Option under the DCA program to make automatic transfers. You may allocate only Purchase Payments (and not existing Contract Values) to the DCA Fixed Investment Option. If the DCA Fixed Investment Option is elected, we will credit the amounts allocated to this option with interest at the guaranteed interest rate in effect on the date of such allocation.

From time to time, we may offer special DCA programs where the rate of interest credited to a Fixed Investment Option exceeds our actual earnings on the supporting assets, less appropriate risk and expense adjustments. In such case, we will recover any amounts we credit to your account in excess of amounts earned by us on the assets in the general account from existing charges described in your Contract. Your Contract charges will not increase as a result of electing to participate in any special DCA program.

The DCA program is generally suitable if you are making a substantial deposit and desire to control the risk of investing at the top of a market cycle. The DCA program allows investments to be made in equal installments over time in an effort to reduce that risk. Therefore, you may achieve a lower purchase price over the long-term by purchasing more accumulation units of a particular sub-account when the unit value is low; less when the unit value is high. However, the DCA program does not guarantee profits or prevent losses in a declining market and requires regular investment regardless of fluctuating price levels. Contract Owners interested in the DCA program should consider their financial ability to continue purchases through periods of low price levels. If you are interested in the DCA program, you may elect to participate in the program on the appropriate application or you may obtain a separate authorization form and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the DCA program.

Asset Rebalancing Program

We administer an Asset Rebalancing Program which enables you to specify the percentage levels you would like to maintain in particular Funds. We will automatically rebalance your Contract Value pursuant to the schedule described below to maintain the indicated percentages by transfers among the Funds. (Fixed Investment Options are not eligible for participation in the Asset Rebalancing Program.) You must include your entire value in the Variable Investment Options in the Asset Rebalancing Program. Other investment programs, such as the DCA program, or other transfers or withdrawals may not work in concert with the Asset Rebalancing Program. Therefore, you should monitor your use of these other programs and any other transfers or withdrawals while the Asset Rebalancing Program is being used. If you are interested in the Asset Rebalancing Program, you may obtain a separate authorization form and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the Asset Rebalancing Program.

We will permit asset rebalancing only on the following time schedules:

- quarterly on the 25th day of the last month of the calendar quarter (or the next Business Day if the 25th is not a Business Day);

- semi-annually on June 25th and December 26th (or the next Business Day if these dates are not Business Days); or

- annually on December 26th (or the next Business Day if December 26th is not a Business Day).

Withdrawals

You may withdraw all or a portion of your Contract Value, but may incur withdrawal charges or tax liability as a result.

During the Accumulation Period, you may withdraw all or a portion of your Contract Value upon written request (complete with all necessary information) to our Annuity Service Office. You may make withdrawals by telephone as described above under "Telephone and Electronic Transactions." For certain qualified Contracts, exercise of the withdrawal right may require the consent of the qualified plan participant's spouse under the Code. In the case of a total withdrawal, we will pay the Contract Value as of the date of receipt of the request at our Annuity Service Office, minus any unpaid loans and any applicable withdrawal charge. We will then cancel the Contract. In the case of a partial withdrawal, we will pay the amount requested and cancel accumulation units credited to each investment account equal in value to the amount withdrawn from that investment account plus any applicable withdrawal charge deducted from that investment account.

When making a partial withdrawal, you should specify the investment options from which the withdrawal is to be made. The amount requested from an investment option may not exceed the value of that investment option minus any applicable withdrawal charge. If you do not specify the investment options from which a partial withdrawal is to be taken, we will take the withdrawal from the Variable Investment Options until exhausted. We will then take from the Fixed Investment Option, beginning with the shortest remaining guarantee period first and ending with the longest remaining guarantee period last. If the partial withdrawal is less than the total value in the Variable Investment Options, we will take the withdrawal proportionately from all of your Variable Investment Options. For rules governing the order and manner of withdrawals from the Fixed Investment Option, see "FIXED INVESTMENT OPTION."

There is no limit on the frequency of partial withdrawals; however, the amount withdrawn must be at least $300 or, if less, the entire balance in the investment option. If after the withdrawal (and deduction of any withdrawal charge) the amount remaining in the investment option is less than $100, we will treat the partial withdrawal as a withdrawal of the entire amount held in the investment option. If a partial withdrawal plus any applicable withdrawal charge would reduce the Contract Value to less than $300, we will treat the partial withdrawal as a total withdrawal of the Contract Value.

We will pay the amount of any withdrawal from the Variable Investment Options promptly, and in any event within seven days of receipt of the request, complete with all necessary information at our Annuity Service Office. We reserve the right to defer the right of withdrawal or postpone payments for any period when:

- the New York Stock Exchange is closed (other than customary weekend and holiday closings),

-     trading on the New York Stock Exchange is restricted,

- an emergency exists as a result of which disposal of securities held in [a Fund or] Separate Account is not reasonably practicable or it is not reasonably practicable to determine the value of a [Fund's or] Separate Account's net assets, or

- the SEC, by order, so permits for the protection of security holders; provided that applicable rules and regulations of the SEC shall govern as to whether trading is restricted or an emergency exists.

Withdrawals from the Contract may be subject to income tax and a 10% IRS penalty tax. (See "FEDERAL TAX MATTERS.") Withdrawals are permitted from Contracts issued in connection with Section 403(b) qualified plans only under limited circumstances. (See "APPENDIX C - QUALIFIED PLAN TYPES.")

Special Withdrawal Services - The Income Plan

Systematic "Income Plan" withdrawals are available.

We administer an Income Plan ("IP") which permits you to pre-authorize a periodic exercise of the contractual withdrawal rights described above. After entering into an IP agreement, you may instruct us to withdraw a level dollar amount from specified investment options on a periodic basis. We limit the total of IP withdrawals in a Contract Year to not more than 10% of the Purchase Payments made (to ensure that no withdrawal charge will ever apply to an IP withdrawal). If additional withdrawals, outside the IP program, are taken from a Contract in the same Contract Year in which an IP program is in effect, we take IP withdrawals after the free withdrawal amount has been exceeded are subject to a withdrawal charge. The IP is not available to Contracts participating in the DCA program or for which Purchase Payments are being automatically deducted from a bank account on a periodic basis. IP withdrawals, like other withdrawals, may be subject to income tax and a 10% IRS penalty tax. If you are interested in an IP, you may obtain a separate authorization form and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the IP program.

Death Benefit During Accumulation Period

If you die during the Accumulation Period, your Beneficiary will receive a Death Benefit that might exceed your Contract Value.

In General. The following discussion applies principally to Contracts that are not issued in connection with qualified plans, i.e., "non-qualified Contracts." Tax law requirements applicable to qualified plans, including IRAs, and the tax treatment of amounts held and distributed under such plans, are complex. Accordingly, if your Contract is to be used in connection with a qualified plan, you should seek competent legal and tax advice regarding the suitability of the Contract for the situation involved and the requirements governing the distribution of benefits, including Death Benefits, from a Contract used in the plan. In particular, if you intend to use the Contract in connection with a qualified plan, including an IRA, you and your advisor should consider that there is some uncertainty as to the income tax effects of the Death Benefit on qualified plans, including IRAs. (See "FEDERAL TAX MATTERS" and Appendix C "QUALIFIED PLAN TYPES").

A substitution or addition of any Contract Owner may result in resetting the Death Benefit to an amount equal to the Contract Value as of the date of the change. For purposes of subsequent calculations of the Death Benefit prior to the Maturity Date, we will treat the Contract Value on the date of the change as a payment made on that date. In addition, we will not consider all payments made and all amounts deducted in connection with partial withdrawals prior to the date of the change in the determination of the Death Benefit. We will not make such change in Death Benefit if the person whose death will cause the Death Benefit to be paid is the same after the change in ownership or if ownership is transferred to the owner's spouse.

Amount of Death Benefit. The Death Benefit payable under the Contract will be the greater of:

-     the Contract Value, or

- the sum of all Purchase Payments made, less any amounts deducted in connection with partial withdrawals.

We make the amount deducted in connection with partial withdrawals on a pro rata basis and such amount will equal (i) times (ii) where:

      (i)   is equal to the Death Benefit prior to the withdrawal and

      (ii) is equal to the partial withdrawal amount divided by the Contract Value prior to the partial withdrawal.

Payment of Death Benefit. We make the determination of the Death Benefit on the date we receive written notice and "proof of death" as well as all required claims forms from all beneficiaries at our Annuity Service Office. No one is entitled to the Death Benefit until this time. We will pay Death benefits within 7 days of that determination. Proof of death occurs when we receive one of the following at our Annuity Service Office:

-     a certified copy of a death certificate; or

- a certified copy of a decree of a court of competent jurisdiction as to the finding of death; and all required claim forms; or

-     any other proof satisfactory to us.

If there are any unpaid loans, the Death Benefit equals the Death Benefit, as described above, minus the amount of unpaid loans (including unpaid interest).

We will pay the Death Benefit to the BENEFICIARY if any Contract Owner dies before the Maturity Date. If there is a surviving owner, we will deem that Contract Owner to be the Beneficiary. No Death Benefit is payable on the death of any Annuitant, except that if any owner is not a natural person, the death of any Annuitant will be treated as the death of an owner. On the death of the last surviving Annuitant, the owner, if a natural person, will become the Annuitant unless the owner designates another person as the Annuitant.

You may take the Death Benefit taken in the form of a lump sum. If not taken immediately, the Contract will continue subject to the following:

-     The Beneficiary will become the owner.

- We will allocate any excess of the Death Benefit over the Contract Value to the owner's investment accounts in proportion to their relative values on the date of receipt by Us of due proof of the owner's death.

-     You may not make additional Purchase Payments.

-     We will waive withdrawal charges for all future distributions.

- If the Beneficiary is not the deceased owner's spouse, we must distribute the owner's entire interest in the Contract within five years of the owner's death, or alternatively, we must distribute as an annuity, under one of the Annuity Options described below, which begins within one year of the owner's death and is payable over the life of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary. (See "ANNUITY OPTIONS" below.) If distribution is not made as an annuity, upon the death of the Beneficiary, the Death Benefit will equal the Contract Value and we must be distribute immediately in a single sum.

- If the deceased owner's spouse is the Beneficiary, the surviving spouse continues the Contract as the new owner. In such a case, the distribution rules applicable when a Contract Owner dies will apply when the spouse, as the owner, dies. In addition, a Death Benefit will be paid upon the death of the spouse. For purposes of calculating the Death Benefit payable upon the death of the spouse (excluding any optional benefits), we will treat the Death Benefit paid upon the first owner's death as a Purchase Payment to the Contract. In addition, we will not consider all payments made and all amounts deducted in connection with partial withdrawals prior to the date of the first owner's death in the determination of the spouse's Death Benefit.

- Alternatively, if the Contract is not a qualified Contract and if the Beneficiary is not the deceased owner's spouse, we may make distribution of the owner's entire interest in the Contract as a series of withdrawals over the Beneficiary's life expectancy. If this form of distribution is selected, the Beneficiary may not reduce or stop the withdrawals but may in any year withdraw more than the required amount for that year. If life expectancy withdrawals have been selected and the initial Beneficiary dies while value remains in the Contract, a successor Beneficiary may either take a lump sum distribution of the remaining balance or continue periodic withdrawals according to the original schedule based on the initial Beneficiary's life expectancy.

Please see the section entitled "Optional Benefits" for a discussion of benefits available to beneficiaries under the optional Annual Step Death Benefit.

We will pay Death benefits within seven calendar days of the date the amount of the Death Benefit is determined, as described above, subject to postponement under the same circumstances that payment of withdrawals may be postponed. (See "WITHDRAWALS.")

In designating beneficiaries you may impose restrictions on the timing and manner of payment of Death Benefits. The description of Death Benefits in this Prospectus does not reflect any of the restrictions that could be imposed. You should understand this description as describing what will happen if you choose not to restrict Death Benefits under the Contract. If you impose restrictions, those restrictions will govern the payment of the Death Benefit.

PAY-OUT PERIOD PROVISIONS

General

We may pay annuity benefit payments in several ways.


Generally, we will begin paying annuity benefits to the Annuitant under the Contract on the Contract's Maturity Date (the first day of the Pay-out Period). The Maturity Date is the date specified on your Contract's specifications page, unless you change that date. If no date is specified, the Maturity Date is the first day of the month following the later of the 85th birthday of the oldest Annuitant or the tenth Contract Anniversary. You may specify a different Maturity Date at any time by written request at least one month before both the previously specified and the new Maturity Date. The new Maturity Date may not be later than the previously specified Maturity Date unless we consent. Maturity dates which occur when the Annuitant is at an advanced age, e.g., past age 90, may have adverse income tax consequences (See "FEDERAL TAX MATTERS.") We may require distributions from qualified contracts before the Maturity Date.


You may select the frequency of annuity benefit payments. However, if the Contract Value at the Maturity Date is such that a monthly payment would be less than $20, we may pay the Contract Value, minus any unpaid loans, in one lump sum to the Annuitant on the Maturity Date.

Annuity Options

Annuity benefit payments are available under the Contract on a fixed, variable, or combination fixed and variable basis. Upon purchase of the Contract, and at any time during the Accumulation Period, you may select one or more of the Annuity Options described below on a fixed and/or variable basis or choose an alternate form of payment acceptable to us. If an Annuity Option is not selected, we will provide as a default option a life annuity with payments guaranteed for ten years as described below. We will determine annuity benefit payments based on the Investment Account Value of each investment option at the Maturity Date. IRS regulations may preclude the availability of certain Annuity Options in connection with certain qualified contracts. Once annuity benefit payments commence, we may not change the Annuity Option and the form of settlement.

Please read the description of each Annuity Option carefully. In general, a non-refund life annuity provides the highest level of payments. However, because there is no guarantee that any minimum number of payments will be made, an Annuitant may receive only one payment if the Annuitant dies prior to the date the second payment is due. You may also elect annuities with payments guaranteed for a certain number of years but the amount of each payment will be lower than that available under the non-refund life Annuity Option.


We provide the following Annuity Options in the Contract.


      Option 1(a): Non-Refund Life Annuity - An annuity with payments during the lifetime of the Annuitant. No payments are due after the death of the Annuitant. Because we do not guarantee that we will make any minimum number of payments, an Annuitant may receive only one payment if the Annuitant dies prior to the date the second payment is due.

      Option 1(b): Life Annuity with Payments Guaranteed for 10 Years - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the Annuitant. Because we guarantee payments for 10 years, we will make annuity benefit payments to the end of such period if the Annuitant dies prior to the end of the tenth year.

      Option 2(a): Joint & Survivor Non-Refund Life Annuity - An annuity with payments during the lifetimes of the Annuitant and a designated co-Annuitant. No payments are due after the death of the last survivor of the Annuitant and co-Annuitant. Because we do not guarantee that we will make any minimum number of payments, an Annuitant or co-Annuitant may receive only one payment if the Annuitant and co-Annuitant die prior to the date the second payment is due.

      Option 2(b): Joint & Survivor Life Annuity with Payments Guaranteed for 10 Years - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetimes of the Annuitant and a designated co-Annuitant. Because we guarantee payments for 10 years, we will make annuity benefit payments to the end of such period if both the Annuitant and the co-Annuitant die prior to the end of the tenth year.


In addition, we currently offer the following Annuity Options. We may cease offering the following Annuity Options at any time and may offer other Annuity Options in the future.


      Option 3: Life annuity with Payments Guaranteed for 5, 15 or 20 Years - An Annuity with payments guaranteed for 5, 15 or 20 years and continuing thereafter during the lifetime of the Annuitant. Because we guarantee payments for the specific number of years, we make annuity benefit payments to the end of the last year of the 5, 15 or 20 year period.

      Option 4: Joint & Two-Thirds Survivor Non-Refund Life Annuity - An annuity with full payments during the joint lifetime of the Annuitant and a designated co-Annuitant and two-thirds payments during the lifetime of the survivor. Because we do not guarantee that we will make any minimum number of payments, an Annuitant or co-Annuitant may receive only one payment if the Annuitant and co-Annuitant die prior to the date the second payment is due.

      Option 5: Period Certain Only Annuity for 10, 15 or 20 Years - An annuity with payments for a 10, 15 or 20 year period and no payments thereafter.

      Full Surrenders During the Pay-out Period. You may surrender your Contract, after the Pay-out Period has begun, only if you have selected a variable pay-out under Option 5: Period Certain Only Annuity for 10, 15, or 20 years. Under this option, we will pay you the COMMUTED VALUE of your Contract minus any applicable Withdrawal Charges. The Commuted Value is determined on the day we receive your written request for surrender.

If you elect to take the entire Commuted Value of the remaining annuity benefit payments due in the Period Certain, we will make no future annuity benefit payments.

Fixed Annuity Options. Subject to the distribution of Death Benefits provisions (see "DEATH BENEFIT DURING ACCUMULATION PERIOD"), on death, withdrawal or the Maturity Date of the Contract, the proceeds may be applied to a Fixed Annuity Option.

We determine the amount of each fixed annuity benefit payment by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase the fixed annuity to the appropriate table in the Contract. If the table we are then using is more favorable to you, we will substitute that table. If you choose an Annuity Option that is not guaranteed in the Contract, we will use the appropriate table that we are currently offering. We guarantee the dollar amount of fixed annuity benefit payments.

Partial Surrenders During the Pay-out Period. We permit partial surrenders after the Pay-out Period has begun, only if you have selected a variable pay-out under Option 5: Period Certain Only Annuity for 10, 15, or 20 years. You make take partial surrenders of amounts equal to the Commuted Value of the payments that we would have made during the Period Certain. We will deduct any applicable withdrawal charges. The Commuted Value is determined on the day we receive your written request for surrender.

If you elect to take only the Commuted Value of some of the remaining annuity benefit payments due in the period certain, we will reduce the remaining annuity benefit payments during the remaining period certain.

Determination of Amount of the First Variable Annuity Benefit Payment

We determine the first variable annuity benefit payment by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase a variable annuity to the annuity tables contained in the Contract. We will determine the amount of the Contract Value as of the date not more than ten Business Days prior to the Maturity Date. We will reduce Contract Value used to determine annuity benefit payments by any applicable premium taxes.

The rates contained in the annuity tables vary with the Annuitant's sex and age and the Annuity Option selected. However, we may not use sex-distinct tables for Contracts issued in connection with certain employer-sponsored retirement plans. Under such tables, the longer the life expectancy of the Annuitant under any life Annuity Option or the longer the period for which payments are guaranteed under the option, the smaller the amount of the first monthly variable annuity benefit payment will be.

Annuity Units and the Determination of Subsequent Variable Annuity Benefit Payments

We will base variable annuity benefit payments after the first one on the investment performance of the sub-accounts selected during the Pay-out Period. The amount of a subsequent payment is determined by dividing the amount of the first annuity benefit payment from each sub-account by the Annuity Unit value of that sub-account (as of the same date the Contract Value to effect the annuity was determined) to establish the number of Annuity Units which will thereafter be used to determine payments. This number of Annuity Units for each sub-account is then multiplied by the appropriate Annuity Unit value as of a uniformly applied date not more than ten Business Days before the annuity benefit payment is due, and the resulting amounts for each sub-account are then totaled to arrive at the amount of the annuity benefit payment to be made. The number of Annuity Units generally remains constant throughout the Pay-out Period (assuming no transfer is made). We will deduct a pro-rata portion of the administration fee from each annuity benefit payment.

The value of an Annuity Unit for each sub-account for any Business Day is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor for that sub-account (see "NET INVESTMENT FACTOR") for the valuation period for which the Annuity Unit value is being calculated and by a factor to neutralize the assumed interest rate. Generally, if the net investment factor is greater than the assumed interest rate, the payment amount will increase. If the net investment factor is less than the assumed interest rate, the payment amount will decrease.

We build a 3% assumed interest rate into the annuity tables in the Contract used to determine the first variable annuity benefit payment.

Transfers During Pay-out Period

Some transfers are permitted during the Pay-out Period, but subject to different limitations than during the Accumulation Period.

Once variable annuity benefit payments have begun, you may transfer all or part of the investment upon which those payments are based from one sub-account to another. You must submit your transfer request to our Annuity Service Office at least 30 DAYS BEFORE the due date of the first annuity benefit payment to which your transfer will apply. We will make transfers after the Maturity Date by converting the number of Annuity Units being transferred to the number of Annuity Units of the sub-account to which the transfer is made, so that the next annuity benefit payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity benefit payments will reflect changes in the value of the Annuity Units for the new sub-account selected. We reserve the right to limit, upon notice, the maximum number of transfers a Contract Owner may make per Contract Year to four. Once annuity benefit payments have commenced, a Contract Owner may make no transfers from a Fixed Annuity Option to a variable Annuity Option or from a variable Annuity Option to a Fixed Annuity Option. In addition, we reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of a Fund. We also reserve the right to modify or terminate the transfer privilege at any time in accordance with applicable law.

Death Benefit During Pay-out Period

If an Annuity Option providing for payments for a guaranteed period has been selected, and the Annuitant dies during the Pay-out Period, we will make the remaining guaranteed payments to the Beneficiary. We will make any remaining payments as rapidly as under the method of distribution being used as of the date of the Annuitant's death. If no Beneficiary is living, we will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the estate of the last to die of the Annuitant and the Beneficiary.

OTHER CONTRACT PROVISIONS

Right to Review

You have a ten-day right to cancel your Contract.

You may cancel the Contract by returning it to our Annuity Service Office or to your registered representative at any time within 10 days after receiving it or such other period as required by law. Within 7 days of receiving a returned Contract, we will pay you the Contract Value (minus any unpaid loans) computed at the end of the Business Day on which the Contract is delivered to us.

We impose no withdrawal charge upon return of a Contract within the ten day right to review period. The ten day right to review may vary in certain states in order to comply with the requirements of state insurance laws and regulations. When the Contract is issued as an individual retirement annuity under Sections 408 or 408A of the Code, during the first 7 days of the 10 day period, we will return all Purchase Payments if this is greater than the amount otherwise payable.

(Applicable to Residents of New York only) If the Contract is purchased in connection with a replacement of an existing annuity contract (as described below), you may also cancel the Contract by returning it to our Annuity Service Office or your registered representative at any time within 60 days after receiving the Contract. Within 10 days of receiving a returned Contract, we will pay you the Contract Value (minus any unpaid loans) computed at the end of the Business Day on which we receive your returned Contract. In the case of a replacement of a Contract issued by a New York insurance company, you may have the right to reinstate the prior Contract. You should consult with your registered representative or attorney regarding this matter prior to purchasing the new Contract.

Replacement of an existing annuity contract generally is defined as the purchase of a new annuity contract in connection with (a) the lapse, partial or full surrender or change of, or borrowing from, an existing annuity or life insurance contract or (b) the assignment to a new issuer of an existing annuity contract. This description, however, does not necessarily cover all situations which could be considered a replacement of an existing annuity contract. Therefore, you should consult with your registered representative or attorney regarding whether the purchase of a new annuity contract is a replacement of an existing annuity or life insurance contract.

(Applicable to Residents of California Only) Residents in California age 60 and greater may cancel the Contract by returning it to our Annuity Service Office or agent at any time within 30 days after receiving it. If you cancel the Contract during this 30 day period and your Purchase Payments were allocated to a Fixed Investment Option or the Money-Market investment option, we will pay you the original amount of your Purchase Payments. If your Purchase Payments were allocated to a Variable Investment Option (other than the Money Market Fund), we will pay you the Contract Value, (minus any unpaid loans), computed at the end of the Business Day on which we receive your returned Contract.

We will place your Purchase Payments in either (a) the Fixed Investment Option,
(b) the Money Market investment option or (c) in one or more of the Variable Investment Options, based upon your instructions on the application. If you do not instruct us otherwise, we will place your payments in the Money Market investment option.

Ownership

You are entitled to exercise all rights under your Contract.

The Contract Owner is the person entitled to exercise all rights under the Contract. Prior to the Maturity Date, the Contract Owner is the person designated in the Contract specifications page or as subsequently named. On and after the Maturity Date, the Annuitant is the Contract Owner. If amounts become payable to any Beneficiary under the Contract, the Beneficiary is the Contract Owner.

In the case of non-qualified Contracts, you may change ownership of the Contract or you may collaterally assign the Contract at any time prior to the Maturity Date, subject to the rights of any irrevocable Beneficiary. Changing the ownership of a Contract may be treated as a (potentially taxable) distribution from the Contract for Federal tax purposes. We will treat a collateral assignment as a distribution from the Contract and we will tax report as such. An addition or substitution of any Contract Owner may result in resetting the Death Benefit to an amount equal to the Contract Value as of the date of the change and treating that value as a Purchase Payment made on that date for purposes of computing the amount of the Death Benefit.

You must make any change of ownership or assignment in writing and we must receive such written change at the Annuity Service Office. We must approve any change. We assume no liability for any payments made or actions taken before a change is approved or an assignment is accepted or responsibility for the validity or sufficiency of any assignment. An absolute assignment will revoke the interest of any revocable Beneficiary.

In the case of qualified contracts, you generally may not transfer ownership of the Contract except by the trustee of an exempt employees' trust which is part of a retirement plan qualified under Section 401 of the Code or as otherwise permitted by applicable IRS regulations. Subject to the foregoing, you may not sell, assign, transfer, discount or pledge as collateral for a loan or as security for the performance of an obligation, or for any other purpose, a qualified contract to any person other than us.

Annuitant

The Annuitant is either you or someone you designate.

The Annuitant is any natural person or persons whose life is used to determine the duration of annuity benefit payments involving life contingencies. The Annuitant is entitled to receive all annuity benefit payments under the Contract. If the Contract Owner names more than one person as an "Annuitant," the second person named shall be referred to as "CO-ANNUITANT." The Annuitant is as designated on the Contract specifications page or in the application, unless changed. You must make any change of Annuitant in writing in a form acceptable to us. We must approve any change.

On the death of the Annuitant prior to the Maturity Date, the co-Annuitant, if living, becomes the Annuitant. If there is no living co-Annuitant, the owner becomes the Annuitant. In the case of certain qualified contracts, there are limitations on the ability to designate and change the Annuitant and the co-Annuitant. The Annuitant becomes the owner of the Contract at the Maturity Date.

If any Annuitant is changed and any Contract Owner is not a natural person, we must distribute the entire interest in the Contract to the Contract Owner within five years. We will reduce the amount distributed by charges that would otherwise apply upon withdrawal.

Beneficiary

The Beneficiary is the person you designate to receive the Death Benefit if you die.

The Beneficiary is the person, persons or entity designated in the Contract specifications page (or as subsequently changed). However, if there is a surviving Contract Owner, we will treat that person as the Beneficiary. You may change the Beneficiary subject to the rights of any irrevocable Beneficiary. You must make any change in writing. We must approve any change. If approved, we will effect such change as of the date on which written. We assume no liability for any payments made or actions taken before the change is approved. If no Beneficiary is living, the Contingent Beneficiary will be the Beneficiary. The interest of any Beneficiary is subject to that of any assignee. If no Beneficiary or Contingent Beneficiary is living, the Beneficiary is the estate of the deceased Contract Owner. In the case of certain qualified contracts, IRS regulations may limit designations of beneficiaries.

Modification

We may not modify your Contract without your consent, except to the extent required to make it conform to any law or regulation or ruling issued by a governmental agency.

Our Approval

We reserve the right to accept or reject any Contract application at our sole discretion.

Misstatement and Proof of Age, Sex or Survival

We may require proof of age, sex or survival of any person upon whose age, sex or survival any payment depends. If the age or sex of the Annuitant has been misstated, the benefits will be those that would have been provided for the Annuitant's correct age and sex. If we have made incorrect annuity benefit payments, we will pay the amount of any underpayment immediately and we will deduct the amount of any overpayment from future annuity benefit payments.

FIXED INVESTMENT OPTION

The Fixed Investment Option(s) is (are) not a security.

Securities Registration. Interests in a Fixed Investment Option are not registered under the Securities Act of 1933, as amended (the "1933 Act"), and our general account is not registered as an investment company under the 1940 Act. Neither interests in the Fixed Investment Option nor the general account are subject to the provisions or restrictions of the 1933 Act or the 1940 Act. Nonetheless, Federal securities laws may require disclosures relating to interests in the Fixed Investment Option and the general account laws to be accurate.

The Fixed Investment Option guarantees interest of at least 3%.

Interest Rate and Availability. We may make available Fixed Investment Options under the Contract. Fixed investment accounts provide for the accumulation of interest on Purchase Payments at guaranteed rates for the duration of the guarantee period. We determine the guaranteed interest rates on amounts allocated or transferred to a fixed investment account from time-to-time. In no event will the guaranteed rate of interest be less than 3%. Once an interest rate is guaranteed for a fixed investment account, we guarantee it for the duration of the guarantee period, and we may not change it.

We may establish a DCA Fixed Investment Option under the DCA program to make automatic transfers to one or more Variable Investment Options. (See "SPECIAL TRANSFER SERVICES-DOLLAR COST AVERAGING" for details.)

Currently, we do not allow Purchase Payments or transfers to a Fixed Investment Option.

Transfers to Fixed Investment Options. You may allocate Purchase Payments, or you may make transfers from the Variable Investment Options to a Fixed Investment Option, if available at any time prior to the Maturity Date, as permitted by applicable law. We establish a separate investment account each time you allocate or transfer amounts to a Fixed Investment Option, except that, for amounts allocated or transferred on the same day, we will establish a single investment account. You may not allocate amounts to a Fixed Investment Option that would extend the guarantee period beyond the Maturity Date.

Subject to certain regulatory limitations, we may restrict payments and transfers to the Fixed Investment Options if the guaranteed interest rate in effect is equal to 3%.

Renewals. At the end of a guarantee period, you may establish a new investment account with the same guarantee period at the then current interest rate, or transfer the amounts to a Variable Investment Option, all without the imposition of any charge. In the case of renewals within one year of the Maturity Date, the only Fixed Investment Option available is to have interest accrued up to the Maturity Date at the then current interest rate for the one year guarantee period.

We permit withdrawals and some transfers from the Fixed Investment Option during the Accumulation Period.

Withdrawals. You may make total and partial withdrawals of amounts held in the Fixed Investment Option at any time during the Accumulation Period. We will make withdrawals from the Fixed Investment Option in the same manner and be subject to the same limitations as set forth under "WITHDRAWALS" plus the following provisions also apply:

We reserve the right to defer payment of amounts withdrawn from the Fixed Investment Option for up to six months from the date we receive the written withdrawal request. If a withdrawal is deferred for more than 30 days pursuant to this right, we will pay interest on the amount deferred at a rate not less than 3% per year (or higher rate if required by applicable law).

If there are multiple investment accounts under the Fixed Investment Option, you must withdraw amounts from those accounts on a first-in-first-out basis.

Withdrawals from the Contract may be subject to income tax and a 10% IRS penalty tax. (See "FEDERAL TAX MATTERS" below.) Withdrawals are permitted from Contracts issued in connection with Section 403(b) qualified plans only under limited circumstances. (See "APPENDIX C - QUALIFIED PLAN TYPES.")

Loans. We offer a loan privilege only to owners of Contracts issued in connection with Section 403(b) qualified plans that are not subject to Title I of ERISA. If you own such a Contract, you may borrow from us, using your Contract as the only security for the loan, in the same manner and subject to the same limitations as described under "LOANS." (See FEDERAL TAX MATTERS-QUALIFIED RETIREMENT PLANS LOANS."). THE LOAN PRIVILEGE WILL NOT BE AVAILABLE TO SUCH CONTRACTS IF THE PRINCIPAL PLUS FOR LIFE OPTIONAL BENEFIT IS ELECTED.

OPTIONAL BENEFITS

Principal Plus for Life

Definitions We use the following definitions to describe how the Principal Plus for Life optional benefit rider works:

Guaranteed Withdrawal Balance or GWB means:

- The total amount we guarantee to be available for future periodic withdrawals during the Accumulation Period.

- The initial GWB is equal to your initial purchase payment, up to the maximum GWB.

-     The maximum GWB at any time is $5,000,000.

Guaranteed Withdrawal Amount or GWA means:

- The amount we guarantee to be available each Contract Year for withdrawal during the Accumulation Period until the GWB is depleted.

-     The initial GWA is equal to 5% of the initial GWB.

-     The maximum GWA at any time is $250,000.

Covered Person means:

- The person whose life we use to determine the duration of the LIA payments.

- The oldest Owner at issue of the rider or the oldest Annuitant in the case of a non-natural owner.

Life Income Amount or LIA means:


- The amount we guarantee to be available each Contract Year for withdrawal during the Accumulation Period after the Age 65 Contract Anniversary and while the Covered Person remains alive as an owner, Annuitant, or beneficiary of the Contract.


- We determine the initial LIA on the Age 65 Contract Anniversary (or the date you purchase the benefit, if later.)

- The initial LIA is equal to 5% of the GWB at the time we make our determination.

Age 65 Contract Anniversary means the Contract Anniversary on, or next following, the date the Covered Person attains age 65.

Reset means a reduction of guaranteed amounts resulting from our recalculation of the GWB, GWA or the "LIA." We may Reset guaranteed amounts if your annual withdrawals of Contract Value exceed the GWA or "LIA."

Step-Up means an increase of guaranteed amounts resulting from our recalculation of the GWB, GWA or "LIA" on certain anniversary dates to reflect market performance that exceeds previously calculated benefits.

For purposes of the following description of Principal Plus for Life, "withdrawal" refers to the amount withdrawn, including any applicable withdrawal charges.

Overview. The optional Principal Plus for Life rider provides a guaranteed minimum withdrawal benefit during the Accumulation Period. We designed the Principal Plus for Life rider to guarantee the return of your investments in the Contract, as long as you limit your withdrawals each Contract Year during the Accumulation Period to a "Guaranteed Withdrawal Amount" or "GWA." On the Age 65 Contract Anniversary, or at issue if the Covered Person is already 65 or older, we calculate a "Lifetime Income Amount" or "LIA." If you subsequently limit your annual withdrawals to the LIA, Principal Plus for Life guarantees that we will make the LIA benefit available to you, as long as that Covered Person is alive and an owner, Beneficiary or Annuitant under the Contract, even after you have recovered your investments in the Contract and even if your Contract Value reduces to zero.


We provide additional information about Principal Plus for Life in the following sections:


- "Effect of Withdrawals" - describes how the actual amount you choose to withdraw in any Contract Year affects certain features of the riders. Since the benefit of Principal Plus for Life is accessed through withdrawals, Principal Plus for Life may not be appropriate for owners who do not foresee a need for liquidity and whose primary objective is to take maximum advantage of the tax deferral aspect of the Contract. You should consult with your tax and financial professionals on this matter, as well as other tax matters associated with Principal Plus for Life.

- "Bonus Qualification and Effect" - describes how the amounts we guarantee may increase by a bonus in certain years if you make no withdrawals during those Contract Years.

- "Step-Up of GWB, GWA and LIA" - describes how the GWB, GWA and/or, LIA may increase on certain dates to reflect favorable market performance.

- "Additional Purchase Payments" - describes how you may increase the GWB, GWA and/or LIA by making additional purchase payments, and the special limitations we impose on the payments that we will accept.

- "Investment Options" - describes the special limitations we impose on the investment options we make available.

- "Life Expectancy Distributions" - describes our special program to provide minimum distribution amounts required under certain sections of the Code.

- "Settlement Phase" - describes the special circumstances that will apply if a withdrawal reduces the Contract Value to zero.

- "Death Benefits" - describes how Principal Plus for Life affects the death benefits provided under your Contract.

-     "Termination"- describes when Principal Plus for Life benefits end.

- "Principal Plus for Life fee" - provides further information on the fee we charge for this benefit.

You may elect Principal Plus for Life only at the time you purchase a Contract, provided:

-     the rider is available for sale in the state where the Contract was sold;

- you limit your investment of purchase payments and Contract Value to the investment options we make available with the respective rider; and

-     you have not yet attained age 81.

We reserve the right to accept or refuse to issue Principal Plus for Life at our sole discretion. Once you elect Principal Plus for Life, its effective date will be the Contract Date and it is irrevocable. We charge an additional fee for Principal Plus for Life and reserve the right to increase the charge to a maximum charge of 0.75% if the GWB is "Stepped-Up" to equal the Contract Value. (See "Principal Plus for Life Fee.")

Effect of Withdrawals. We decrease the GWB each time you make a withdrawal. If your total withdrawals during a Contract Year are less than or equal to the GWA, we will decrease the GWB by the amount of the withdrawals. If a withdrawal causes total withdrawals during a Contract Year to exceed the GWA (or if total withdrawals during a Contract Year have already exceeded the GWA), we will automatically Reset the GWB to equal the lesser of:

-     the Contract Value immediately after the withdrawal; or

- the GWB immediately prior to the withdrawal minus the amount of the withdrawal.

Each time we Reset the GWB, we also recalculate the GWA. The GWA will equal the lesser of (a) the GWA prior to the withdrawal or (b) 5% of the greater of the Contract Value after the withdrawal or the new GWB value. After the Age 65 Contract Anniversary, we also will recalculate the LIA if a withdrawal causes total withdrawals during a Contract Year to exceed the LIA (or if total withdrawals during a Contract Year have already exceeded the LIA). In that case, the LIA will equal the lesser of (a) the LIA prior to the withdrawal or (b) 5% of the greater of the Contract Value immediately after the withdrawal or the new GWB value.

In certain circumstances, however, we will not Reset the GWB, GWA and/or the LIA, even where a withdrawal would exceed the GWA and/or LIA for a Contract Year. These involve withdrawals taken as "Life Expectancy Distributions" under an automatic distribution program provided by us. (See "Life Expectancy Distributions, below.")

We do not change your GWA when you make a withdrawal if your total withdrawals during a Contract Year are less than or equal to the GWA. Similarly, we do not change your LIA when you make a withdrawal if your total withdrawals during a Contract Year are less that or equal to the LIA. If you take any withdrawals prior to the Contract Year in which the Covered Person attains age 65, the initial amount of the LIA may be less than the GWA. Although you may continue to take withdrawals up to the GWA after the Age 65 Contract Anniversary without reduction of the GWA benefit (as long as there is a positive GWB value) your LIA benefit may be reduced if the amount you withdraw exceeds the LIA. You could eventually lose any benefit based on the LIA if you continue to take withdrawals in excess of the LIA. If your withdrawals (including any applicable withdrawal charges) are less than the full GWA available in any Contract Year, the remaining GWA cannot be carried forward to the next Contract Year.

The Principal Plus for Life benefit enters a "Settlement Phase" if a withdrawal less than or equal to the GWA reduces the Contract Value to zero but either the GWB or the LIA immediately after the withdrawal is greater than zero (See "Settlement Phase, below"). The Principal Plus for Life benefit terminates if the Contract Value, GWB and LIA immediately after a withdrawal are all equal to zero (See "Principal Plus for Life Fee" and "Termination" sections, below.)

If your annual withdrawals exceed the GWA, we will recalculate amounts we guarantee for future withdrawals. We may Reset GWB, GWA and LIA values to reflect reductions that exceed the amount of your withdrawals. A Reset also may reduce the total amount guaranteed below the total of your purchase payments and may reduce or eliminate future GWA and LIA values. Withdrawals in excess of the LIA may reduce or eliminate future LIA values.

Bonus Qualification and Effect. We will increase the GWB at the end of each Contract Year during Principal Plus for Life's Bonus Period if you take no withdrawals during that Contract Year. For these purposes, the Bonus Period is the lesser of the first 10 Contract Years or each Contract Year up to the Contract Year in which the Covered Person attains age 80. Each time you qualify for a Bonus, we will increase the GWB:

- by an amount equal to 5% of total purchase payments to the Contract if you did not previously Step-Up the GWB and/or we did not previously Reset the GWB (see "Effects of Withdrawals" below), otherwise

- by an amount equal to 5% of the GWB immediately after the latest Step-Up or Reset, increased by any purchase payments received since such latest Step-Up or Reset.

Each time we apply a bonus to the GWB, we will also recalculate the GWA and the LIA. The GWA will equal the greater of GWA prior to the bonus or 5% of the GWB after the bonus. The LIA will equal the greater of the LIA prior to the bonus or 5% of the GWB after the bonus.

Bonuses, when applied, will increase the GWB and may increase the GWA and the LIA.

Step-Up of GWB, GWA and LIA. If the Contract Value on any Step-Up Date is greater than the GWB on that date, we will automatically increase ("Step-Up") the GWB to equal the Contract Value (subject to the maximum GWB limit of $5 million). Each time we apply a Step-Up, we will also recalculate the GWA, the LIA, and the Rider Fee (See "Principal Plus for Life Fee.") The GWA will equal the greater of the GWA prior to the Step-Up or 5% of the new GWB value after the Step-Up and the LIA will equal the greater of the LIA prior to the Step-Up or 5% of the new GWB value after the Step-Up. We also reserve the right to increase the rate of the Principal Plus for Life fee up to a maximum rate of 0.75%. If we decide to increase the rate at the time of a Step-Up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the automatic Step-Up. (See "Principal Plus for Life Fee.")

The Step-Up Dates occur only while the Principal Plus for Life Benefit is in effect. We schedule the Step-Up Dates for the 3rd, 6th, and 9th Contract Anniversary after the Contract Date up to and including the 30th Contract Anniversary while the Principal Plus for Life Benefit is in effect. After the 9th Contract Anniversary, in states where permitted, we increase the schedule of Step-Up Dates to include each succeeding Contract Anniversary (e.g., the 10th, 11th, 12th etc.) up to and including the 30th Contract Anniversary while the Principal Plus for Life Benefit is in effect.

If you decline an automatic Step-Up, you will have the option to elect to Step-Up the GWB (as well as the GWA and LIA) within 30 days of subsequent Step-Up Dates. If you decide to Step-Up the GWB, we will thereafter resume automatic Step-Ups.

Step-ups will increase the GWB and may increase the GWA and the LIA.

Additional Purchase Payments. Effect of Additional Purchase Payments. We will increase the total GWB by the amount of each additional purchase payment we accept (subject to the maximum GWB limit of $5 million). In addition, we will recalculate the GWA and the LIA and usually increase it:

-     in the case of the GWA, to equal the lesser of:

            -     5% of the GWB immediately after the purchase payment; or

            - the GWA immediately prior to the purchase payment plus an amount equal to 5% of the purchase payment, and

We will not change the GWA or the LIA if the recalculated amount is less than the GWA or LIA, as the case may be, before the additional purchase payment.

Additional purchase payments, if accepted, will increase the GWB and may increase the GWA and the LIA.

Purchase payment limits, in general. You must obtain our prior approval if the Contract Value immediately following an additional purchase payment would exceed $1,000,000. We do not permit additional purchase payments during a Contract's "settlement phase," as described below. Other limitations on additional payments may vary by state.

Special purchase payment limits on "non-qualified" contracts. If we issue your Contract not in connection with an IRA or other tax-qualified retirement plan, we also impose the following limit on your ability to make purchase payments:

- on or after the first Contract Anniversary, without our prior approval, we will not accept an additional purchase payment if your total payments after the first Contract Anniversary exceed $100,000.

Special purchase payment limits on "qualified" Contracts. If we issue your Contract in connection with a tax qualified retirement plan, including an IRA, we also impose additional limits on your ability to make purchase payments:

- on and after the Age 65 Contract Anniversary (or after the first Contract Anniversary if we issue your Contract after you become age 65), without our prior approval, we will not accept an additional purchase payment if your total payments after the first Contract Anniversary exceed $100,000,

- for the year that you become age 70 -1/2 and for any subsequent years, if your Contract is issued in connection with an IRA, we will only accept a purchase payment that qualifies as a "rollover contribution," but

-     we will not accept any purchase payment after the oldest owner becomes age
      81.

You should consult with a qualified tax advisor prior to electing Principal Plus for Life for further information on tax rules affecting Qualified Contracts, including IRAs.

General right of refusal. WE RESERVE THE RIGHT TO REFUSE TO ACCEPT ADDITIONAL PURCHASE PAYMENTS AT ANY TIME AFTER THE FIRST CONTRACT ANNIVERSARY TO THE EXTENT PERMITTED IN THE STATE WE ISSUE YOUR CONTRACT. We do not reserve this right of refusal for additional payments before the Age 65 Contract Anniversary that are permitted to Contracts issued in connection with tax qualified retirement plans, including IRAs.

Investment Options. While Principal Plus for Life is in effect, under our current rules you must invest 100% of your Contract Value at all times either:

(a) among the Lifestyle, Index Allocation and Money Market Portfolio investment options currently available with Principal Plus for Life (see "Available Lifestyle, Index Allocation and Money Market Investment Options," below); or

(b) in a manner consistent with any one of the Model Allocations currently available with Principal Plus for Life (see "Available Model Allocations Available" below).

You may transfer between (a) and (b), or vice versa, on any date subject to our restrictions on frequent trading, provided you transfer 100% of your Contract Value. Withdrawals will be taken in accordance with our default procedures; you may not specify the investment option from which a withdrawal is to be made. (See "ACCUMULATION PERIOD PROVISIONS - Withdrawals.") Subsequent purchase payments will be allocated in accordance with your instructions, subject to the restrictions described herein. All investment options may not be available through all distribution partners.

YOU SHOULD CONSULT WITH YOUR FINANCIAL PROFESSIONAL TO ASSIST YOU IN DETERMINING WHICH MODEL ALLOCATION OR INVESTMENT OPTION AVAILABLE WITH PRINCIPAL PLUS FOR LIFE IS BEST SUITED FOR YOUR FINANCIAL NEEDS AND RISK TOLERANCE.

Available Lifestyle, Index Allocation and Money Market Investment Options. If you purchase a Contract with Principal Plus for Life, you may allocate your Contract Value to any one, or any combination of the available Lifestyle, Index Allocation or Money Market investment options and you may also use our Dollar Cost Averaging ("DCA") program from the Money Market or the DCA fixed account investment option in connection with your selected investment options.

These investment options invest in the following Funds:

-     Lifestyle Growth

-     Lifestyle Balanced

-     Lifestyle Moderate

-     Lifestyle Conservative

-     Index Allocation

-     Money Market

FOR MORE INFORMATION REGARDING THESE FUNDS, INCLUDING INFORMATION RELATING TO THEIR INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS, AND THE RISKS OF INVESTING IN SUCH FUNDS, PLEASE SEE THE "GENERAL INFORMATION ABOUT US, THE SEPARATE ACCOUNTS AND THE FUNDS" SECTION OF THE PROSPECTUS AS WELL AS THE PROSPECTUS FOR THE APPLICABLE FUNDS. YOU CAN OBTAIN A COPY OF THE FUNDS' PROSPECTUSES BY CONTACTING THE ANNUITY SERVICE OFFICE SHOWN ON THE FIRST PAGE OF THIS PROSPECTUS. YOU SHOULD READ THE FUNDS' PROSPECTUSES CAREFULLY BEFORE INVESTING IN THE CORRESPONDING VARIABLE INVESTMENT OPTION.

Available Model Allocations. You may allocate your entire Contract Value to one of the available Model Allocations, as shown below, and you may also use our Dollar Cost Averaging ("DCA") program from the DCA fixed account investment option in connection with your selected Model Allocation. You must, however, rebalance your entire Contract Value to your selected Model Allocation on a quarterly basis. In addition, you may not transfer monies between investment options other than to transfer 100% of your Contract Value to another Model Allocation or 100% to any one, or any combination of, the available Lifestyle, Index Allocation and Money Market Investment Options.

The Model Allocations are:

                          MODEL
  MODEL ALLOCATION     ALLOCATION
       NAME            PERCENTAGE         FUND NAME
--------------------   ----------   ----------------------
Fundamental Holdings   25%          American Growth-Income
of America             25%          American Growth
                       15%          American International
                       35%          American Bond
Global Balanced        30%          Fundamental Value
                       20%          Global Bond
                       25%          Global Allocation
                       25%          American International

Blue Chip Balanced     30%          American Growth
                       30%          American Growth-Income
                       40%          Investment Quality Bond


IF YOU SELECT ONE OF THE MODEL ALLOCATIONS, THERE IS NO ASSURANCE THAT YOUR CONTRACT VALUE WILL NOT LOSE MONEY OR THAT INVESTMENT RESULTS WILL NOT EXPERIENCE VOLATILITY. YOUR INVESTMENT PERFORMANCE WILL DEPEND ON THE PERFORMANCE OF THE COMPONENT FUNDS REFERENCED ABOVE. YOUR INVESTMENT IN THE FUNDS WILL FLUCTUATE AND WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN YOUR ORIGINAL INVESTMENT. EACH MODEL ALLOCATION IS NOT A FUND-OF-FUNDS. FOR MORE INFORMATION REGARDING EACH FUND THAT WE PERMIT YOU TO INVEST IN THROUGH A MODEL ALLOCATION, INCLUDING INFORMATION RELATING TO THAT FUND'S INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS, AND THE RISKS OF INVESTING IN THAT FUND, PLEASE SEE THE "GENERAL INFORMATION ABOUT US, THE SEPARATE ACCOUNTS AND THE FUNDS" SECTION OF THIS PROSPECTUS AS WELL AS THE FUND'S PROSPECTUS. YOU CAN OBTAIN A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ON EACH OF THE FUNDS, BY CONTACTING THE RESPECTIVE ANNUITY SERVICE OFFICE SHOWN ON THE FIRST PAGE OF THIS PROSPECTUS. YOU SHOULD READ THE FUND'S PROSPECTUS CAREFULLY BEFORE INVESTING IN THE CORRESPONDING INVESTMENT OPTION.

WE RESERVE THE RIGHT TO RESTRICT INVESTMENT OPTIONS AT ANY TIME. If we restrict an investment option, we will not allow transfers into the restricted investment option and you may not allocate purchase payments to the restricted investment option after the date of the restriction. Any amounts you allocated to an investment option before we imposed restrictions will not be affected by such restrictions as long as it remains in that investment option. Any amounts you allocate to Fixed Investment Options may be renewed subject to the terms of the Contract.

We also reserve the right to limit the actual percentages you may allocate to certain investment options, to require that you choose certain investment options in conjunction with other investment options, to limit your ability to transfer between existing investment options and/or to require you to periodically rebalance existing variable investment accounts to the percentages we require.

IF YOU ELECT TO PURCHASE PRINCIPAL PLUS FOR LIFE YOU MAY INVEST YOUR CONTRACT VALUE ONLY IN THE INVESTMENT OPTIONS WE MAKE AVAILABLE WITH THIS BENEFIT.

Life Expectancy Distributions. You may request us in writing, in a form acceptable to us, to pay you withdrawals that we determine to be part of a series of substantially equal periodic payments over your "life expectancy" (or, if applicable, the joint life expectancy of you and your spouse). For purposes of Principal Plus for Life, withdrawals under our Life Expectancy Distribution program are distributions within a calendar year that are intended to be paid to you:

- pursuant to Internal Revenue Code ("Code") Section 72(q)(2)(D) or Section 72(t)(2)(A)(iv) upon the request of the owner (we sometimes refer to these as "Pre-59 1/2 Distributions"); or

- pursuant to Code Section 72(s)(2) upon the request of the owner (we sometimes refer to these as "Non-Qualified Death Benefit Stretch Distributions"); or

-     as required or contemplated by Code Section 401(a)(9), Section 403(b)(10),
      Section 408(b)(3), or Section 408A(c), as the case may be (we sometimes refer to these as "Qualified Death Benefit Stretch Distributions" or "Required Minimum Distributions").

Under our Life Expectancy Distribution program, each withdrawal will be in an amount that we determine to be your Contract's proportional share of all "life expectancy" distributions, based on information that you provide and our understanding of the Code. We reserve the right to make any changes we deem necessary to comply with the Code and Treasury Regulations.

WE BASE OUR "LIFE EXPECTANCY" CALCULATIONS ON OUR UNDERSTANDING AND INTERPRETATION OF THE REQUIREMENTS UNDER TAX LAW APPLICABLE TO PRE-59 -1/2 DISTRIBUTIONS, REQUIRED MINIMUM DISTRIBUTIONS, NON-QUALIFIED DEATH BENEFIT STRETCH DISTRIBUTIONS AND QUALIFIED DEATH BENEFIT STRETCH DISTRIBUTIONS. YOU SHOULD DISCUSS THESE MATTERS WITH YOUR TAX ADVISOR PRIOR TO ELECTING PRINCIPAL PLUS FOR LIFE.

Each withdrawal under our Life Expectancy Distribution program will reduce your Contract Value and your GWB. We will not, however, Reset your GWB, GWA or LIA if a withdrawal under our Life Expectancy Distribution program (based on our current understanding and interpretation of the tax law) causes total withdrawals during a Contract Year to exceed the GWA or LIA, as applicable.

WE WILL NOT MAKE ANY FURTHER WITHDRAWALS UNDER OUR LIFE EXPECTANCY DISTRIBUTION PROGRAM IF BOTH THE CONTRACT VALUE AND THE GWB ARE DEPLETED TO ZERO. WE WILL MAKE DISTRIBUTIONS AS PART OF THE CONTRACT'S "SETTLEMENT PHASE," HOWEVER, IF THE LIA IS GREATER THAN ZERO AND THE COVERED PERSON IS LIVING AT THAT TIME.

We designed our Life Expectancy Distribution Program to provide minimum lifetime distributions as described or as required under certain sections of the Code. Withdrawals under our automatic Life Expectancy Distribution program will not be treated as excess withdrawals and will not Reset the GWB, GWA or LIA.

No Loans under 403(b) plans. The loan privilege described in the Prospectus for Contracts issued in connection with certain Section 403(b) plans is NOT available if you elect Principal Plus for Life.

Settlement Phase. We automatically make settlement payments during Principal Plus for Life's "settlement phase." The "settlement phase" begins if you make a withdrawal that, together with all other withdrawals during the Contract Year, is equal to or less than the GWA, but the withdrawal reduces the Contract Value to zero and either the GWB or the LIA immediately after the withdrawal is still greater than zero. During this phase, the Contract will continue but all other rights and benefits under the Contract, including death benefits and any additional riders, terminate. We will not accept additional purchase payments and we will not deduct any charge for the Principal Plus for Life benefit during the settlement phase.

At the beginning of the settlement phase, you generally may choose an annual settlement payment amount that we will automatically pay to you. The settlement payment amount we permit you to choose varies:

- You may choose an amount that is no greater than, or equal to, the GWA if the GWB is greater than zero at the beginning of the settlement phase. We reduce any remaining GWB each time we make a settlement payment, and automatically pay the settlement amount to you each Contract Year while the Covered Person is alive until the GWB reduces to zero. After that, we will make settlement payments to you each Contract Year during the Cover Person's lifetime in an amount that is equal to any remaining LIA value. Keep in mind that in certain circumstances the LIA may be less than the GWA, and under those circumstances your choice of an amount in excess of the LIA could result in a reduction of the LIA. (See "Effect of Withdrawals")

- You may choose to continue to receive distribution payments under the Life Expectancy Distribution program if the program is in effect and the GWB is greater than zero at the beginning of the settlement phase. If you do, we will reduce any remaining GWB each time we make a distribution payment and automatically make distribution payments each Contract Year while the Covered Person is alive until the GWB reduces to zero. (See "Life Expectancy Distributions.) After that, we will make settlement payments to you each Contract Year during the Covered Person's lifetime in an amount that is equal to any remaining LIA value.

- We will make settlement payments to you each Contract Year during the Covered Person's lifetime in an amount that is equal to the LIA if there is no remaining GWB at the beginning of the settlement phase. If the Covered Person is alive when the GWB is depleted, we will continue to make settlement payments each Contract Year during the Covered Person's lifetime in an amount that is equal to the LIA.

- After the Age 65 Contract Anniversary, if you choose to receive a settlement payment that is in excess of the LIA, we will recalculate the LIA in the same manner as a withdrawal that exceeds the LIA (see "Effect of Withdrawals," above). We do not recalculate the LIA, however, if you receive distribution payments under the Life Expectancy Distribution program.

Death Benefits. Death benefits before the settlement phase. If any owner dies during the Accumulation Period but before the settlement phase, Principal Plus for Life will end if the Beneficiary takes the death benefit provided under the terms of the Contract as a lump sum. If the Beneficiary elects not to take the death benefit as a lump sum, the following will apply:

                                                                             THEN
 IF THE BENEFICIARY  IS:                                            PRINCIPAL PLUS FOR LIFE:
-------------------------   ------------------------------------------------------------------------------------------------------
1. The deceased owner's     - Does not  continue  with  respect to the LIA,  but  continues  with  respect to the GWA if the death
spouse and the deceased     benefit or the GWB is greater than zero.  We will  automatically  Step-Up the GWB to equal the initial
owner is  the Covered       death benefit we determine, if greater than the GWB prior to the death benefit.
Person
                            - Enters the  settlement  phase if a withdrawal  would deplete the Contract Value to zero, and the GWB is still greater than zero.

                            - Continues to impose the Principal Plus for Life fee.

                            - Continues  to be eligible for any  remaining  Bonuses and  Step-Ups,  but we will change the date we determine and apply these benefits to future  anniversaries of the date we determine the initial death benefit.  We will permit the spouse to opt out of the initial death benefit  Step-Up,  if any, and any future Step-Ups if we increase the rate of the Principal Plus for Life fee at that time.

2. Not the deceased         Continues  in the same  manner as 1.,  except  that  Principal  Plus for Life does not  continue to be
owner's spouse and the      eligible for any remaining  Bonuses and Step-Ups,  other than the initial  Step-Up of the GWB to equal
deceased owner is the       the death benefit,  if greater than the GWB prior to the death benefit. We will permit the Beneficiary
Covered Person              to opt out of the initial  death  benefit  Step-Up,  if any, if we increase the rate of the  Principal
                            Plus for Life fee at that time.

3. The deceased owner.s     Continues in the same manner as 1., except that  Principal Plus for Life continues with respect to the
spouse  and the deceased    LIA for the  Beneficiary.  If the LIA has not been  determined  prior to the payment of any portion of
owner is not the Covered    the death  benefit,  we will  determine the initial LIA on an anniversary of the date we determine the
Person                      death benefit after the Covered Person has reached age 65.

4. Not the deceased         Continues in the same manner as 1., except that  Principal Plus for Life continues with respect to the
owner's spouse and the      LIA for the  Beneficiary.  If the LIA has not been  determined  prior to the payment of any portion of
deceased owner is not the   the death  benefit,  we will  determine the initial LIA on an anniversary of the date we determine the
Covered Person              death benefit after the Covered Person has reached age 65.

                            In this case,  Principal Plus for Life does not continue to be eligible for any remaining  Bonuses and
                            Step-Ups,  other than the initial  Step-Up of the GWB to equal the death benefit,  if greater than the
                            GWB prior to the death  benefit.  We will  permit  the  Beneficiary  to opt out of the  initial  death benefit Step-Up, if any, if we increase the rate of the Principal Plus for Life fee at that time.

Death benefits during the settlement phase. If you die during the settlement phase, the only death benefits we provide are the remaining settlement payments that may become due under the Principal Plus for Life rider. If the Covered Person dies during the settlement phase, we reduce the LIA to zero. If the Beneficiary is the deceased owner's spouse, the surviving spouse may choose the amount of the settlement payments up to the GWA. If the Beneficiary is not the deceased Owner's spouse, the Beneficiary may choose to receive any remaining settlement payments over a period not extending beyond the life expectancy of the Beneficiary beginning within one year of the Owner's death. Otherwise, the entire interest must be distributed within five years of the Owner's death.

Termination. You may not terminate the Principal Plus for Life rider once it is in effect. However, Principal Plus for Life will terminate automatically upon the earliest of:

- the date a death benefit is payable and the Beneficiary takes the death benefit as a lump sum under the terms of the Contract;

-     the date an Annuity Option under the Contract begins;

-     the date the Contract Value, the GWB and the LIA all equal zero; or

-     termination of the Contract.

Principal Plus for Life Fee. We charge an additional annual fee on each Contract Anniversary for Principal Plus for Life. The Principal Plus for Life fee is equal to 0.40% of the "Adjusted GWB." The Adjusted GWB is the GWB that was available on the prior Contract Anniversary adjusted for any Step-up or subsequent purchase payments made during the Contract Year prior to the current Contract Anniversary. We withdraw the Principal Plus for Life fee from each Investment Option in the same proportion that the value of

Investment Accounts of each Investment Option bears to the Contract Value. We do not deduct the Principal Plus for Life fee during Principal Plus for Life's settlement phase or after the Maturity Date once an Annuity Option under the Contract begins.

WE RESERVE THE RIGHT TO INCREASE THE PRINCIPAL PLUS FOR LIFE FEE ON THE EFFECTIVE DATE OF EACH STEP-UP. IN SUCH A SITUATION, THE PRINCIPAL PLUS FOR LIFE FEE WILL NEVER EXCEED 0.75%.

If a withdrawal is taken on any date other than the Contract Anniversary and such withdrawal (a) causes total withdrawals during that Contract Year to exceed the GWA and (b) reduces the Contract Value to zero, we will deduct a pro rata share of the Principal Plus for Life fee from the amount otherwise payable. We will determine the fee based on the Adjusted GWB. For purposes of determining the fee, we will deduct a pro rata share of the fee from the Contract Value on the date we determine the death benefit or after the Maturity Date once an Annuity Option under the Contract begins.

If the Beneficiary does not take the death benefit as a lump sum under the terms of the Contract and Principal Plus for Life continues, we will determine the Adjusted GWB and the fee based on the date we determine the death benefit, and anniversaries of that date, instead of the initial Contract Anniversary date.

THE ADDITION OF PRINCIPAL PLUS FOR LIFE TO A CONTRACT MAY NOT ALWAYS BE IN YOUR INTEREST SINCE AN ADDITIONAL FEE IS IMPOSED ANNUALLY FOR THIS BENEFIT AND THE COVERED PERSON MUST ATTAIN AGE 65 AND REMAIN LIVING FOR YOU TO RECEIVE CERTAIN BENEFITS. FURTHERMORE, PRINCIPAL PLUS FOR LIFE LIMITS THE INVESTMENT OPTIONS OTHERWISE AVAILABLE UNDER THE CONTRACT, CONTAINS AGE CAPS AND LIMITATIONS ON A CONTRACT OWNER'S RIGHTS AND BENEFITS AT CERTAIN AGES AND VALUES, AND PROVIDES NO GUARANTEED WITHDRAWAL BENEFITS ONCE PAYMENTS BEGIN UNDER ANY OF THE ANNUITY OPTIONS DESCRIBED IN THE PROSPECTUS. YOU SHOULD CAREFULLY CONSIDER EACH OF THESE FACTORS BEFORE DECIDING IF PRINCIPAL PLUS FOR LIFE IS SUITABLE FOR YOUR NEEDS, ESPECIALLY AT OLDER AGES.

Examples. Please refer to Appendix __ for hypothetical examples that illustrate the benefits under Principal Plus for Life.

Annual Step Death Benefit

You may elect the optional Annual Step Death Benefit for an additional charge of 0.20% of the value of the variable investment accounts if the optional benefit is available for sale in the state where the Contract is sold. You may only make an election of this optional benefit at the time the Contract is issued and, once made, it is irrevocable. The amount of the Death Benefit for the optional Annual Step Death Benefit is the greater of:


-     the death benefit provided under the Contract; or


-     the Annual Step Death Benefit.

The Annual Step Death Benefit is the greatest Anniversary Value after the effective date of the Optional Annual Step Death Benefit but prior to the oldest owner's 81st birthday. The Anniversary Value is equal to the Contract Value on the last day of the Contract Year, plus subsequent Purchase Payments, less amounts deducted in connection with partial withdrawals since the last day of the Contract Year. If the oldest owner is age 80 or older on the effective date of the Optional Annual Step Death Benefit, the Annual Step Death Benefit is zero. THEREFORE, IF THE OLDEST OWNER OF A CONTRACT IS AGE 80 OR OLDER, THE OPTIONAL ANNUAL STEP DEATH BENEFIT MAY NOT BE ELECTED.

The amount deducted in connection with partial withdrawals will be on a pro rata basis and will be equal to (i) times (ii) where:

            (i) is equal to the optional Annual Step Death Benefit prior to the withdrawal and

            (ii) is equal to the partial withdrawal amount divided by the Contract Value prior to the partial withdrawal.

If the Beneficiary under the Contract is the Contract Owner's surviving spouse and elects continue the Contract, the Contract and the Optional Annual Step Death Benefit will continue with the surviving spouse as the new Contract Owner. For purposes of calculating the Optional Annual Step Death Benefit payable upon the death of the surviving spouse, we will treat the Death Benefit paid upon the first owner's death as a payment to the Contract. In addition, we will not consider all payments made and all amounts deducted in connection with partial withdrawals prior to the date the first Death Benefit is paid in determination of the optional Annual Step Death Benefit. In determination of the optional Annual Step Death Benefit, we will set the Anniversary Values for all prior Contract Anniversaries to zero as of the date of the first Death Benefit is paid.

Termination of the Optional Annual Step Death Benefit. The Optional Annual Step Death Benefit will terminate upon the earliest to occur of (a) the date the Contract terminates, (b) the Maturity Date; or (c) the date on which the Optional Annual Step Death Benefit is paid. However, as noted in the paragraph above, if the deceased owner's spouse is the Beneficiary, the spouse may elect to continue the Contract (including the Optional Annual Step Death Benefit) as the new owner.

Annual Step Death Benefit Fee. A daily charge in an amount equal to 0.20% of the value of each variable investment account on an annual basis is deducted from each sub-account for the Annual Step Death Benefit.

Qualified Retirement Plans. If you intend to use your Contract in connection with a qualified retirement plan, including an IRA, you should consider the effects that the Death Benefit provided under the Contract (with or without Annual Step Death Benefit) may have on your plan. (See APPENDIX C to this Prospectus). Please consult your tax advisor.

THE ADDITION OF THE ANNUAL STEP DEATH BENEFIT TO A CONTRACT MAY NOT ALWAYS BE IN YOUR INTEREST SINCE AN ADDITIONAL FEE IS IMPOSED FOR THIS BENEFIT.

                             Charges and Deductions

We assess charges and deductions under the Contract against Purchase Payments, Contract Values or annuity benefit payments. Currently, there are no deductions made from Purchase Payments. In addition, there are deductions from and expenses paid out of the assets of the Funds that are described in the accompanying Fund prospectus. For information on the Optional Benefits fees, see "OPTIONAL BENEFITS" above.

Withdrawal Charges

If you make a withdrawal from your Contract during the Accumulation Period, we may assess a withdrawal charge (contingent deferred sales charge) against amounts withdrawn attributable to Purchase Payments that have been in the Contract less than three complete Contract Years. There is never a withdrawal charge with respect to earnings accumulated in the Contract, certain other amounts available for withdrawal described below or Purchase Payments that have been in the Contract more than three complete Contract Years. In no event may the total withdrawal charges exceed 6% of the amount invested. We discuss the amount of the withdrawal charge and when it is assessed below.

We allocate each withdrawal from the Contract first to the amount available without withdrawal charges and second to "UNLIQUIDATED PURCHASE PAYMENTS." In any Contract Year, the amount available without withdrawal charges for that year is the greater of:

10% of total Purchase Payments (less all prior partial withdrawals in that Contract Year), or the accumulated earnings of the Contract (i.e., the excess of the Contract Value on the date of withdrawal over the unliquidated Purchase Payments).

We will apply the amount withdrawn without withdrawal charges to a requested withdrawal, first, to withdrawals from Variable Investment Options and then to withdrawals from Fixed Investment Options beginning with those with the shortest guarantee period first and the longest guarantee period last.

Withdrawals in excess of the amount available without withdrawal charges may be subject to withdrawal charges. We will assess a withdrawal charge against Purchase Payments liquidated that have been in the Contract for less than three years. We will liquidate Purchase payments on a first-in first-out basis. On any withdrawal request, we will liquidate Purchase Payments equal to the amount of the withdrawal request which exceeds the amount available without withdrawal charges in the order such Purchase Payments were made: the oldest unliquidated Purchase Payment first, the next Purchase Payment second, etc. until all Purchase Payments have been liquidated.

Upon a full surrender of a John Hancock USA Contract, John Hancock USA will liquidate the excess of all unliquidated Purchase Payments over the free withdrawal amount for purposes of calculating the withdrawal charge.

Each Purchase Payment or portion thereof liquidated in connection with a withdrawal request is subject to a withdrawal charge based on the length of time the Purchase Payment has been in the Contract. We calculate the amount of the withdrawal charge by multiplying the amount of the Purchase Payment being liquidated by the applicable withdrawal charge percentage shown in the Fee Table.

The total withdrawal charge will be the sum of the withdrawal charges for the Purchase Payments being liquidated.

We deduct the withdrawal charge from the Contract Value remaining after the Contract Owner is paid the amount requested, except in the case of a complete withdrawal when we deduct it from the amount otherwise payable. In the case of a partial withdrawal, the amount requested from an investment account may not exceed the value of that investment account less any applicable withdrawal charge.

There is generally no withdrawal charge on distributions made as a result of the death of the Contract Owner or, if applicable, the Annuitant, and we impose no withdrawal charges on the Maturity Date if the Contract Owner annuitizes as provided in the Contract.


Withdrawal charges help to compensate us for the cost of selling the Contracts. The amount of the charges in any Contract year does not specifically correspond to sale expenses for that year. We expect to recover our total sales expenses over the life of the Contracts. To the extent that the withdrawal charges do not cover total sales expenses, the sales expenses may be recovered from other sources, including gains from the asset-based risk charge and other gains with respect to the Contracts, or from general assets. Similarly, administrative expenses not fully recovered by the administrative fees may also be recovered from such other sources.


For examples of calculation of the withdrawal charge, see Appendix A to this Prospectus. In the case of group annuity Contracts issued by John Hancock USA, we reserve the right to modify the withdrawal charge as to Contracts issued after the effective date of a change specified in written notice to the group holder.

Administration Fee

We deduct asset-based charges totaling 1.65% on an annual basis for administration, distribution and mortality and expense risks, assuming no optional rider has been elected. We deduct a daily charge in an amount equal to 0.15% of the value of each variable investment account on an annual basis from each sub-account to reimburse us for administrative expenses. We will not deduct this asset based administrative charge from the Fixed Investment Option. We reflect the charge in the Contract Value as a proportionate reduction in the value of each variable investment account. Even though administrative expenses may increase, we guarantee that we will not increase the amount of the administration fees.

Distribution Fee

We deduct a daily fee in an amount equal to 0.25% of the value of each variable investment account on an annual basis from each sub-account as a distribution fee. The fee is designed to compensate us for a portion of the expenses we incur in selling the Contracts. We cannot increase the fee during the life of the Contract.

Mortality and Expense Risks Charge

The mortality risk we assume is the risk that Annuitants may live for a longer period of time than we estimate. We assume this mortality risk by virtue of annuity benefit payment rates incorporated into the Contract which cannot be changed. This assures each Annuitant that his or her longevity will not have an adverse effect on the amount of annuity benefit payments. We also assume mortality risks in connection with our guarantee that, if the Contract Owner dies during the Accumulation Period, we will pay a Death Benefit. (See "Death Benefit During Accumulation Period.") The expense risk we assume is the risk that the administration charges, distribution charge, or withdrawal charge may be insufficient to cover actual expenses.

To compensate us for assuming these risks, we deduct from each of the sub-accounts a daily charge in an amount equal to 1.25% of the value of the variable investment accounts on an annual basis. The rate of the mortality and expense risks charge cannot be increased. If the charge is insufficient to cover the actual cost of the mortality and expense risks assumed, we will bear the loss. Conversely, if the charge proves more than sufficient, the excess will be profit to us and will be available for any proper corporate purpose including, among other things, payment of distribution expenses. On the Period Certain Only Annuity Option, if you elect benefits payable on a variable basis, we assess the mortality and expense risks charge although we bear only the expense risk and not any mortality risk. We do not assess the mortality and expense risks charge against the Fixed Investment Option.

Reduction or Elimination of Charges and Deductions


John Hancock USA may reduce or eliminate the amount of the charges and deductions for certain Contracts where permitted by state law. These Contracts would involve sales that are made to individuals or to a group of individuals in a manner that results in savings of sales or maintenance expenses or that we expect may result in reduction of other risks that are normally associated with the Contracts. We will determine entitlement to such a reduction in the charges or deductions in the following manner:


- We will consider the size and type of group to which sales are to be made. Generally, sales expenses for a larger group are smaller than for a smaller group because of the ability to implement large numbers of Contracts with fewer sales contacts.

- We will consider the total amount of Purchase Payments to be received. Per-dollar sales expenses are likely to be less on larger Purchase Payments than on smaller ones.

- We will consider the nature of the group or class for which the Contracts are being purchased including the expected persistency, mortality or morbidity risks associated with the group or class of Contracts.

- We will consider any prior or existing relationship with us. Per-Contract sales expenses are likely to be less when there is a prior or existing relationship because of the likelihood of implementing the Contract with fewer sales contacts.

- We will consider the level of commissions paid to selling broker-dealers. Certain broker-dealers may offer the Contract in connection with financial planning programs offered on a fee-for-service basis. In view of the financial planning fees, such broker-dealers may elect to receive lower commissions for sales of the Contracts, thereby reducing our sales expenses.

- There may be other circumstances of which we are not presently aware, which could result in reduced expenses.

If after consideration of the foregoing factors, we determine that there will be a reduction in expenses, we will provide a reduction in the charges or deductions. We will eliminate the withdrawal charge when a Contract is issued to officers, trustees, directors or employees (or a relative thereof) of us, any of our affiliates, or John Hancock Trust. In no event will we permit reduction or elimination of the charges or deductions where that reduction or elimination will be unfairly discriminatory to any person. For further information, contact your registered representative.

Premium Taxes

We will charge you for state premium taxes to the extent we incur them and reserve the right to charge you for new taxes we may incur.

We make deductions for any applicable premium or similar taxes based on the amount of a premium payment. Currently, certain local jurisdictions assess a tax of up to 5% of each premium payment.

In most cases, we deduct a charge in the amount of the tax from the total value of the Contract only at the time of annuitization, death, surrender, or withdrawal. We reserve the right, however, to deduct the charge from each premium payment at the time it is made. We compute the amount of the charge by multiplying the applicable premium tax percentage times the amount you are withdrawing, surrendering, annuitizing or applying to a death benefit.

 STATE OR    PREMIUM TAX RATE
TERRITORY   QUALIFIED CONTRACTS    NON-QUALIFIED CONTRACTS
---------   -------------------    -----------------------
CA          0.50%                  2.35%
GUAM        4.00%                  4.00%
ME(A)       0.00%                  2.00%
NV          0.00%                  3.50%
PR          1.00%                  1.00%
SD(A)        0.00%                  1.25%
WV          1.00%                  1.00%
WY          0.00%                  1.00%



(A) We pay premium tax upon receipt of premium.

                               Federal Tax Matters

INTRODUCTION

The following discussion of the Federal income tax treatment of the Contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The Federal income tax treatment of an annuity contract is unclear in certain circumstances, and you should consult a qualified tax advisor with regard to the application of the law to your circumstances. This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

This discussion does not address state or local tax consequences associated with the purchase of a Contract. IN ADDITION, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT -- FEDERAL, STATE, OR LOCAL -- OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.

OUR TAX STATUS

We are taxed as a life insurance company. Because the operations of the Separate Account are a part of, and are taxed with, our operations, the Separate Account is not separately taxed as a "regulated investment company" under the Code. Under existing Federal income tax laws, we are not taxed on the investment income and capital gains of the Separate Account, but the operations of the Separate Account may reduce our Federal income taxes. For example, we may be eligible for certain tax credits or deductions relating to foreign taxes paid and dividends received by the portfolios. Our use of these tax credits and deductions will not adversely affect or benefit the Separate Account. We do not anticipate that we will be taxed on the income and gains of the Separate Account in the future, but if we are, we may impose a corresponding charge against the Separate Account.

The Contracts permit us to deduct a charge for any taxes we incur that are attributable to the operation or existence of the Contracts or the Separate Account. Currently, we do not anticipate making a charge of such taxes. If the level of the current taxes increases, however, or is expected to increase in the future, we reserve the right to make a charge in the future.

SPECIAL CONSIDERATIONS FOR OPTIONAL BENEFIT RIDERS

At present, the IRS has not provided guidance as to the tax effect of adding an optional nursing home waiver of withdrawal charge rider to an annuity contract. The IRS might take the position that each charge associated with these riders is deemed a withdrawal from the Contract subject to current income tax to the extent of any gains and, if applicable, the 10% penalty tax for premature withdrawals. ]

We do not currently report rider charges as partial withdrawals, but we may do so in the future if we believe that the IRS would require us to report them as such. You should consult a tax adviser before electing any of these optional benefit riders.

The optional Principal Plus for Life (or PPFL) rider available under the Contract provides benefits that differ from those traditionally offered under variable annuity contracts. If this rider is in effect, the Contract Owner or his or her Beneficiary may be entitled to take withdrawals under the Guaranteed Withdrawal Amount or Life Income Amount provisions of the rider even if the Contract Value is zero. Such withdrawals are treated as withdrawals for income tax purposes, and if the investment in the Contract has been fully recovered, they are fully includible in income.

If you purchase a Qualified Contract with an optional death benefit or other optional benefit rider, the presence of these benefits may increase the amount of any required minimum distributions under the requirements of your Qualified Plan. See "Qualified Contracts (Contracts Purchased for a Qualified Plan)," below.

NON-QUALIFIED CONTRACTS (CONTRACTS NOT PURCHASED TO FUND A QUALIFIED PLAN)

Undistributed Gains

Except where the owner is not an individual, we expect our Contracts to be considered annuity contracts under Section 72 of the Code. This means that, ordinarily, you pay no federal income tax on any gains in your Contract until we actually distribute assets to you.

However, a Contract held by an owner other than a natural person (for example, a corporation, partnership, limited liability company or other such entity) does not generally qualify as an annuity contract for tax purposes. Any increase in value therefore would constitute ordinary taxable income to such an owner in the year earned. Notwithstanding this general rule, a Contract will ordinarily be treated as held by a natural person if the nominal owner is a trust or other entity which holds the Contract as an agent for a natural person.

Taxation of Annuity Payments

When we make payments under a Contract in the form of an annuity, normally a portion of each annuity payment is taxable as ordinary income. The taxable portion of an annuity payment is equal to the excess of the payment over the exclusion amount.

In the case of variable annuity payments, the exclusion amount is the investment in the Contract when payments begin to be made divided by the number of payments expected to be made (taking into account the Annuitant's life expectancy and the form of annuity benefit selected). In the case of fixed annuity payments, the exclusion amount is based on the investment in the Contract and the total expected value of fixed annuity payments for the term of the Contract (determined under IRS regulations). In general, your investment in the Contract equals the aggregate amount of premium payments you have made over the life of the Contract, reduced by any amounts previously distributed from the Contract that were not subject to tax. A simplified method of determining the taxable portion of annuity benefit payments applies to Contracts issued in connection with certain Qualified Plans other than IRAs.

Once you have recovered your total investment in the Contract tax-free, further annuity payments will be fully taxable. If annuity payments cease because the Annuitant dies before all of the investment in the Contract is recovered, the unrecovered amount generally will be allowed as a deduction on the Annuitant's last tax return.

Surrenders, Withdrawals and Death Benefits

When we make a single sum payment from your Contract, you have ordinary taxable income to the extent the payment exceeds your investment in the Contract (discussed above). Such a single sum payment can occur, for example, if you surrender your Contract before the date of maturity or if no extended payment option is selected for a death benefit payment. A single sum payment, for these purposes, includes the total death benefit amount payable to you through the John Hancock Safe Access Account program.

When you take a partial withdrawal from a Contract before the date of maturity, including a payment under a systematic withdrawal plan, all or part of the payment may constitute taxable ordinary income to you. If, on the date of withdrawal, the total value of your Contract exceeds the investment in the Contract, the excess will be considered gain and the withdrawal will be taxable as ordinary income up to the amount of such gain. Taxable withdrawals may also be subject to a penalty tax for premature withdrawals as explained below. When only the investment in the Contract remains, any subsequent withdrawal made before the date of maturity will be a tax-free return of investment. If you assign or pledge any part of your Contract's value, the value so pledged or assigned is taxed the same way as if it were a partial withdrawal.

For purposes of determining the amount of taxable income resulting from a single sum payment or a partial withdrawal, all annuity contracts issued by us or our affiliates to the owner within the same calendar year will be treated as if they were a single contract.

As mentioned above, amounts received in a partial withdrawal are taxable to the extent that the Contract Value exceeds the investment in the Contract. There is some uncertainty regarding the effect that the market value adjustment and certain optional benefits, e.g., the Principal Plus Rider, might have on the amount that is treated as the Contract Value for this purpose. As a result, the taxable portion of amounts received in a partial withdrawal could be greater or less depending on how the market value adjustment and such optional benefits are treated for this purpose.]

There may be special income tax issues present in situations where the owner and the Annuitant are not the same person and are not married to one another. A tax adviser should be consulted in those situations.

Taxation of Death Benefit Proceeds

All or part of any death benefit proceeds may constitute a taxable payout of earnings. A death benefit payment generally results in taxable ordinary income to the extent such payment exceeds your investment in the Contract.

Amounts may be distributed from a Contract because of the death of an owner or the Annuitant. During the Accumulation Period, death benefit proceeds are includible in income as follows:

- if distributed in a single sum payment, they are taxed in the same manner as a full withdrawal, as described above, or

- if distributed under an Annuity Option, they are taxed in the same manner as annuity payments, as described above, or

- If distributed as a series of withdrawals over the Beneficiary's life expectancy, they are taxable to the extent the Contract Value exceeds the investment in the Contract.

After a Contract matures and annuity payments begin, if the Contract guarantees payments for a stated period and the owner dies before the end of that period, payments made to the Beneficiary for the remainder of that period are includible in the Beneficiary's income as follows:

- if received in a single sum, they are includible in income to the extent that they exceed the unrecovered investment in the Contract at that time, or

- if distributed in accordance with the existing Annuity Option selected, they are fully excludable from income until the remaining investment in the Contract has been recovered, and all annuity benefit payments thereafter are fully includible in income.

Penalty Tax on Premature Distributions

There is a 10% IRS penalty tax on the taxable portion of any payment from a non-qualified contract. Exceptions to this penalty tax include distributions:

-     received on or after the date on which the Contract Owner reaches age
      59-1/2;

- attributable to the Contract Owner becoming disabled (as defined in the tax law);

- made to a Beneficiary on or after the death of the Contract Owner or, if the Contract Owner is not an individual, on or after the death of the primary Annuitant;

- made as a series of substantially equal periodic payments for the life (or life expectancy) of the owner or for the joint lives (or joint life expectancies) of the owner and designated individual Beneficiary;

-     made under a single-premium immediate annuity contract; or

- made with respect to certain annuities issued in connection with structured settlement agreements.

Puerto Rico Non-Qualified Contracts

Distributions from Puerto Rico annuity contracts issued by us are subject to federal income taxation, withholding and reporting requirements as well as Puerto Rico tax laws. Both jurisdictions impose a tax on distributions. Under federal requirements, distributions are deemed to be income first. Under the Puerto Rico tax laws, however, distributions from a Contract not purchased to fund a Qualified Plan ("Non-Qualified Contract") are treated as a non-taxable return of principal until the principal is fully recovered. Thereafter, all distributions under a Non-Qualified Contact are fully taxable. Puerto Rico does not currently impose an early withdrawal penalty tax. The Internal Revenue Code, however, does impose such a penalty and bases it on the amount that is taxable under federal rules.

Distributions under a Non-Qualified Contract after annuitization are treated as part taxable income and part non-taxable return of principal. The amount excluded from gross income after annuitization under Puerto Rico tax law is equal to the amount of the distribution in excess of 3% of the total purchase payments paid, until an amount equal to the total purchase payments paid has been excluded. Thereafter, the entire distribution from a Non-Qualified Contract is included in gross income. For federal income tax purposes, however, the portion of each annuity payment that is subject to tax is computed on the basis of investment in the Contract and the Annuitant's life expectancy. Generally Puerto Rico does not require income tax to be withheld from distributions of income. Although Puerto Rico allows a credit against its income tax for taxes paid to the federal government, you may not be able to use the credit fully. If you are a resident of Puerto Rico, you should consult a tax adviser before purchasing an annuity contract.

Diversification Requirements

Your Contract will not qualify for the tax benefits of an annuity contract unless the Separate Account follows certain rules requiring diversification of investments underlying the Contract. In addition, the rules require that the Contract Owner not have "investment control" over the underlying assets.

In certain circumstances, the owner of a variable annuity contract may be considered the owner, for federal income tax purposes, of the assets of the separate account used to support the Contract. In those circumstances, income and gains from the separate account assets would be includible in the Contract Owner's gross income. The Internal Revenue Service ("IRS") has stated in published rulings that a variable Contract Owner will be considered the owner of separate account assets if the Contract Owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. A Treasury Decision issued in 1986 stated that guidance would be issued in the form of regulations or rulings on the "extent to which Policyholders may direct their investments to particular sub-accounts of a separate account without being treated as owners of the underlying assets." As of the date of this Prospectus, no comprehensive guidance on this point has been issued. In Rev. Rul. 2003-91, however, the IRS ruled that a Contract holder would not be treated as the owner of assets underlying a variable life insurance or annuity contract despite the owner's ability to allocate funds among as many as twenty sub-accounts.

The ownership rights under your Contract are similar to, but different in certain respects from, those described in IRS rulings in which it was determined that Contract Owners were not owners of separate account assets. Since you have greater flexibility in allocating premiums and Contract Values than was the case in those rulings, it is possible that you would be treated as the owner of your Contract's proportionate share of the assets of the Separate Account.

We do not know what future Treasury Department regulations or other guidance may require. We cannot guarantee that an underlying Fund will be able to operate as currently described in its prospectus, or that a Fund will not have to change any of its investment objectives or policies. We have reserved the right to modify your Contract if we believe doing so will prevent you from being considered the owner of your policy's proportionate share of the assets of the Separate Account, but we are under no obligation to do so.

QUALIFIED CONTRACTS (CONTRACTS PURCHASED FOR A QUALIFIED PLAN)

The Contracts are also available for use in connection with certain types of retirement plans, including IRAs, which receive favorable treatment under the Code ("Qualified Plans"). Numerous special tax rules apply to the participants in Qualified Plans and to the Contracts used in connection with these plans. We provide a brief description of types of Qualified Plans in Appendix __ of this Prospectus, but make no attempt to provide more than general information about use of the Contracts with the various types of Qualified Plans in this Prospectus. We may limit the availability of the Contracts to certain types of Qualified Plans and may discontinue making Contracts available to any Qualified Plan in the future. If you intend to use a Contract in connection with a Qualified Plan you should consult a tax adviser.

We have no responsibility for determining whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular employee is eligible for inclusion under a plan. In general, the Code imposes limitations on the amount of annual compensation that can be contributed into a Qualified Plan, and contains rules to limit the amount you can contribute to all of your Qualified Plans. Trustees and administrators of Qualified Plans may, however, generally invest and reinvest existing plan assets without regard to such Code imposed limitations on contributions. Certain distributions from Qualified Plans may be transferred directly to another plan, unless funds are added from other sources, without regard to such limitations.

The tax rules applicable to Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. For example, for both withdrawals and annuity benefit payments under certain Qualified Contracts, there may be no "investment in the Contract" and the total amount received may be taxable. Also, loans from Qualified Contracts, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, and the manner in which the loan must be repaid. (You should always consult your tax adviser and retirement plan fiduciary prior to exercising your loan privileges.) Both the amount of the contribution that may be made and the tax deduction or exclusion that you may claim for that contribution are limited under Qualified Plans.


IF THE CONTRACT IS USED IN CONNECTION WITH A QUALIFIED PLAN, THE OWNER AND ANNUITANT MUST BE THE SAME INDIVIDUAL. If a co-Annuitant is named, all distributions made while the Annuitant is alive must be made to the Annuitant. Also, if a co-Annuitant is named who is not the Annuitant's spouse, the Annuity Options which are available may be limited, depending on the difference in ages between the Annuitant and co-Annuitant. Additionally, for Contracts issued in connection with Qualified Plans subject to the Employee Retirement Income Security Act, the spouse or ex-spouse of the owner will have rights in the Contract. In such a case, the owner may need the consent of the spouse or ex-spouse to change Annuity Options or make a withdrawal from the Contract.


Special rules govern the time at which distributions to the owner and beneficiaries must commence and the form in which the distributions must be paid. These special rules may also require the length of any guarantee period to be limited. They also affect the restrictions that the owner may impose on the timing and manner of payment of death benefits to beneficiaries or the period of time over which a Beneficiary may extend payment of the death benefits under the Contract. IN ADDITION, THE PRESENCE OF THE DEATH BENEFIT OR AN OPTIONAL BENEFIT, SUCH AS THE PRINCIPAL PLUS FOR LIFE RIDER may affect the amount of the required minimum distributions that must be made under the Contract. Failure to comply with minimum distribution requirements will result in the imposition of an excise tax, generally 50% of the amount by which the amount required to be distributed exceeds the actual distribution. In the case of IRAs (other than Roth IRAs), distributions of minimum amounts (as specified in the tax law) to the owner must generally commence by April 1 of the calendar year following the calendar year in which the owner attains age 70-1/2. In the case of certain other Qualified Plans, such distributions of such minimum amounts must generally commence by the later of this date or April 1 of the calendar year following the calendar year in which the employee retires. Distributions made under certain Qualified Plans, including IRAs, after the owner's death must also comply with the minimum distribution requirements, and different rules governing the timing and the manner of payments apply, depending on whether the designated Beneficiary is an individual, and, if so, the owner's spouse, or an individual other than the owner's spouse. If you wish to impose restrictions on the timing and manner of payment of death benefits to your designated beneficiaries or if your Beneficiary wishes to extend over a period of time the payment of the death benefits under your Contract, please consult your tax adviser.

Penalty Tax on Premature Distributions

There is also a 10% IRS penalty tax on the taxable amount of any payment from certain Qualified Contracts (but not Section 457 plans). (The amount of the penalty tax is 25% of the taxable amount of any payment received from a SIMPLE retirement account during the 2-year period beginning on the date the individual first participated in any qualified salary reduction arrangement maintained by the individual's employer.) There are exceptions to this penalty tax which vary depending on the type of Qualified Plan. In the case of an Individual Retirement Annuity or an IRA, including a SIMPLE IRA, the penalty tax does not apply to a payment:

-     received on or after the date on which the Contract Owner reaches age
      59-1/2;

- received on or after the owner's death or because of the owner's disability (as defined in the tax law); or

- made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the owner or for the joint lives (or joint life expectancies) of the owner and designated Beneficiary (as defined in the tax law).

These exceptions generally apply to taxable distributions from other Qualified Plans (although, in the case of plans qualified under Sections 401 and 403, the exception for substantially equal periodic payments applies only if the owner has separated from service). In addition, the penalty tax does not apply to certain distributions from IRAs which are used for first time home purchases or for higher education expenses. Special conditions must be met to qualify for these two exceptions to the penalty tax. If you wish to take a distribution from an IRA for these purposes, you should consult your tax adviser.

When we issue a Contract in connection with a Qualified Plan, we will amend it as necessary to conform to the requirements of the plan. However, your rights to any benefits under the plan may be subject to the terms and conditions of the plan itself, regardless of the terms and conditions of the Contracts. We will not be bound by terms and conditions of Qualified Plans to the extent those terms and conditions contradict a Contract, unless we consent.

Tax-Free Rollovers

If permitted under your plan, you may make a tax-free rollover from:

-     a traditional IRA to another traditional IRA,

- a traditional IRA to another Qualified Plan, including a Section 403(b) plan

- any Qualified Plan (other than a Section 457 deferred compensation plan maintained by a tax-exempt organization) to a traditional IRA,

- any Qualified Plan (other than a Section 457 deferred compensation plan maintained by a tax exempt organization) to another Qualified Plan, including a roll-over of amounts from your prior plan derived from your "after-tax" contributions from "involuntary" distributions,

- a Section 457 deferred compensation plan maintained by a tax-exempt organization to another Section 457 deferred compensation plan maintained by a tax-exempt organization and

- a traditional IRA to a Roth IRA, subject to special restrictions discussed below.

In addition, if your spouse survives you, he or she is permitted to rollover your tax-qualified retirement account to another tax-qualified retirement account in which your surviving spouse participates, to the extent permitted by your surviving spouse's plan.

Withholding on Eligible Rollover Distributions. If a Contract is used in connection with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code, or a governmental deferred compensation plan described in Section 457(b) of the Code, any eligible rollover distribution from the Contract will be subject to mandatory withholding. An eligible rollover distribution generally is any taxable distribution from such except (i) minimum distributions required under Section 401(a)(9) of the Code, (ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a "series of substantially equal periodic payments," and (iii) if applicable, certain hardship withdrawals.

Federal income tax of 20% will be withheld from an eligible rollover distribution. The withholding is mandatory, and you cannot elect to have it not apply. However this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you choose to have it directly transferred to a Qualified Plan. Before you receive an eligible rollover distribution, we will provide a notice explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

Loans

A loan privilege is available only to owners of Contracts issued in connection with Section 403(b) retirement arrangements that are not subject to Title 1 of the Employee Retirement Income Security Act of 1974 (ERISA). The rules governing the availability of loans, including the maximum loan amount, are prescribed in the Code, IRS regulations, and our procedures in effect at the time a loan is made. Because the rules governing loans under section 403(b) contracts are complicated, you should consult your tax adviser before exercising the loan privilege. Failure to meet the requirements for loans may result in adverse income tax consequences to you. The loan agreement you sign will describe the restrictions and limitations applicable to the loan at the time you apply.

Federal tax law generally requires loans to be repaid within 5 years (except in cases where the loan was used to acquire the principal residence of the plan participant), with repayments made at least quarterly and in level payments over the term of the loan. Interest will be charged on your loan amount. Failure to make a loan repayment when due will result in adverse tax income tax consequences to you.

The amount of any unpaid loans will be deducted from the death benefit otherwise payable under the Contract. In addition, loans, whether or not repaid, will have a permanent effect on the Contract Value because the investment results of the investment accounts will apply only to the unborrowed portion of the Contract Value. The longer a loan is unpaid, the greater the effect is likely to be. The effect could be favorable or unfavorable.

Puerto Rico Contracts Issued to Fund Retirement Plans

The tax laws of Puerto Rico vary significantly from the provisions of the Internal Revenue Code of the United States that are applicable to various Qualified Plans. Although we may offer variable annuity contracts in Puerto Rico in connection with Puerto Rican "tax qualified" retirement plans, the text of this Prospectus addresses federal tax law only and is inapplicable to the tax laws of Puerto Rico.

SEE YOUR OWN TAX ADVISER

The foregoing description of Federal income tax topics and issues is only a brief summary and is not intended as tax advice. It does not include a discussion of federal estate and gift tax or state tax consequences. The rules under the Code governing Qualified Plans are extremely complex and often difficult to understand. Changes to the tax laws may be enforced retroactively. Anything less than full compliance with the applicable rules, all of which are subject to change from time to time, can have adverse tax consequences. The taxation of an Annuitant or other payee has become so complex and confusing that great care must be taken to avoid pitfalls. For further information you should always consult a qualified tax adviser.

                                 General Matters

Asset Allocation Services

We are aware that certain third parties are offering asset allocation and timing services ("Asset Allocation Services") in connection with the Contract. In certain cases we have agreed to honor transfer instructions from such Asset Allocation Services where we have received powers of attorney, in a form acceptable to us, from the Contract Owners participating in the service and where the Asset Allocation Service has agreed to the trading restrictions imposed by us. WE DO NOT ENDORSE, APPROVE OR RECOMMEND SUCH SERVICES IN ANY WAY AND YOU SHOULD BE AWARE THAT FEES PAID FOR SUCH SERVICES ARE SEPARATE AND IN ADDITION TO FEES PAID UNDER THE CONTRACT.

Restrictions Under the Texas Optional Retirement Program
(for Contracts issued by John Hancock USA)

Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program ("ORP") to withdraw their interest in a variable annuity contract issued under the ORP only upon:

- termination of employment in the Texas public institutions of higher education,

-     retirement,

-     death, or

-     the participant's attainment of age 70-1/2.

Accordingly, before we may distribute any amounts from the Contract, you must furnish proof to us that one of these four events has occurred. The foregoing restrictions on withdrawal do not apply in the event a participant in the ORP transfers the Contract Value to another Contract or another qualified custodian during the period of participation in the ORP. Loans are not available under Contracts subject to the ORP.

Distribution of Contracts

We pay compensation for sales of the Contracts.

John Hancock Distributors, LLC ("JH Distributors"), a Delaware limited liability company that John Hancock USA controls, is the principal underwriter and distributor of the Contract offered by this Prospectus and of other annuity and life insurance products we and our affiliates offer. JH Distributors also acts as the principal underwriter of the Trust, whose securities are used to fund certain Variable Investment Options under the Contract and under other annuity and life insurance products we offer.

JH Distributors' principal address is 200 Bloor Street East, Toronto, Canada M4W 1E5. It also maintains offices with us at 601 Congress Street, Boston, Massachusetts 02210. JH Distributors is a broker-dealer registered under the Securities Exchange Act of 1934 (the "1934 Act") and is a member of the National Association of Securities Dealers, Inc. (the "NASD").

We offer the Contract for sale through broker-dealers that have entered into selling agreements with JH Distributors. Broker-dealers sell the Contract through their registered representatives who have been appointed by us to act as our insurance agents. JH Distributors, or any of its affiliates that is registered under the 1934 Act and a member of the NASD, may also offer the Contract directly to potential purchasers. Signator Investors, Inc is an affiliated broker-dealer.

JH Distributors pays compensation to broker-dealers for the promotion and sale of the Contract. The individual representative who sells you the Contract typically will receive a portion of the compensation, under the representative's own arrangement with his or her broker-dealer. Our affiliated broker-dealers may pay additional cash and non-cash incentives to their representatives for sales of the Contract described in this Prospectus that they would not pay in connection with the sale of other contracts issued by unaffiliated companies.

A limited number of affiliated and/or non-affiliated broker-dealers may also be paid commissions or overrides to "wholesale" the Contract, that is, to provide marketing support and training services to the broker-dealer firms that do the actual selling. We may also provide compensation to broker-dealers for providing ongoing service in relation to Contract that have already been purchased.


Standard Compensation. The amount and timing of compensation JH Distributors may pay to broker-dealers may vary depending on the selling agreement, but compensation with respect to Contracts sold through broker-dealers (inclusive of wholesaler overrides and expense allowances) and paid to broker-dealers is not expected to exceed, 6% of Purchase Payments. In addition, beginning one year after each Purchase Payment, JH Distributors may pay ongoing compensation at an annual rate of up to 1.20% of the values of the Contracts attributable to such Purchase Payments. The greater the amount paid by JH Distributors at the time you make a purchase payment, the less it will pay as ongoing compensation. Contract Owners do not pay this compensation directly. JH Distributors pays the compensation from its assets but expects to recoup it through the fees and charges imposed under the Contract. (See CHARGES AND DEDUCTIONS.)

Additional Compensation and Revenue Sharing. To the extent permitted by SEC and NASD rules and other applicable laws and regulations, selling broker dealers may receive additional payments in the form of cash, other special compensation or reimbursement of expenses. These additional compensation or reimbursement arrangements may include, for example, payments in connection with the firm's "due diligence" examination of the Contract, payments for providing conferences or seminars, sales or training programs for invited registered representatives and other employees, payments for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding the Contract, and payments to assist a firm in connection with its administrative systems, operations and marketing expenses and/or other events or activities sponsored by the firms. Subject to applicable NASD rules and other applicable laws and regulations, JH Distributors and its affiliates may contribute to, as well as sponsor, various educational programs, sales contests and/or promotions in which participating firms and their sales persons may receive prizes such as merchandise, cash, or other awards.

These arrangements may not be offered to all firms, and the terms of such arrangements may differ between firms. We provide additional information on special compensation or reimbursement arrangements involving selling firms and other financial institutions in the Statement of Additional Information, which is available upon request. Any such compensation, which may be significant at times, will not result in any additional direct charge to you by us.

Differential Compensation. Compensation negotiated and paid by JH Distributors pursuant to a selling agreement with a broker-dealer may differ from compensation levels that the broker-dealer receives for selling other variable contracts. The compensation and revenue sharing arrangements may give us benefits such as greater access to registered representatives. In addition, under their own arrangements, broker-dealer firms may pay a portion of any amounts received under standard or additional compensation or revenue sharing arrangements to their registered representatives. The additional compensation and revenue sharing arrangements may give us benefits such as greater access to registered representatives. As a result, registered representatives may be motivated to sell the Contracts of one issuer over another issuer, or one product over another product. You should contact your registered representative for more information on compensation arrangements in connection with your purchase of the Contract.

Confirmation Statements

You will be sent confirmation statements for certain transactions in your account. You should carefully review these statements to verify their accuracy. You should report any mistakes immediately to our Annuity Service Office. If you fail to notify our Annuity Service Office of any mistake within 60 days of the mailing of the confirmation statement, we will deem you to have ratified the transaction.

Reinsurance Arrangements

From time to time we may utilize reinsurance as part of our risk management program. Under any reinsurance agreement, we remain liable for the contractual obligations of the Contracts' guaranteed benefits and the reinsurer(s) agree to reimburse us for certain amounts and obligations in connection with the risks covered in the reinsurance agreements. The reinsurer's contractual liability runs solely to us, and no Contract Owner shall have any right of action against any reinsurer. In evaluating reinsurers, we consider the financial and claims paying ability ratings of the reinsurer. Our philosophy is to minimize incidental credit risk. We do so by engaging in secure types of reinsurance transactions with high quality reinsurers and diversifying reinsurance counterparties to limit concentrations. Some of the benefits that may be reinsured include living benefits, guaranteed Death Benefits and fixed account guarantees.

            Appendix A: Examples of Calculation of Withdrawal Charge

Example 1 - Assume a single payment of $50,000 is made into the Contract, no transfers are made, no additional payments are made and there are no partial withdrawals. The table below illustrates four examples of the withdrawal charges that would be imposed if the Contract is completely withdrawn, based on hypothetical Contract Values.

CONTRACT    HYPOTHETICAL    FREE WITHDRAWAL    PAYMENTS    WITHDRAWAL  CHARGE
YEAR       CONTRACT VALUE       AMOUNT        LIQUIDATED   PERCENT     AMOUNT
1          55,000           5,000 (A)          50,000          6%       3,000
2          50,500           5,000 (B)          45,500          5%       2,275
3          35,000           5,000 (C)          45,000          4%       1,200
4          70,000           20,000(D)          50,000          0%           0

(A) During any Contract Year the free withdrawal amount is the greater of accumulated earnings, or 10% of the total payments made under the Contract less any prior partial withdrawals in that Contract Year. In the first Contract Year the earnings under the Contract and 10% of payments both equal $5,000. Consequently, on total withdrawal $5,000 is withdrawn free of the withdrawal charge, the entire $50,000 payment is liquidated and the withdrawal charge is assessed against such liquidated payment (Contract Value less free withdrawal amount).

(B) In the example for the second Contract Year, the accumulated earnings of $500 is less than 10% of payments, therefore the free withdrawal amount is equal to 10% of payments ($50,000 X 10% = $5,000) and the withdrawal charge is only applied to payments liquidated (Contract Value less free withdrawal amount).

(C) In the example for the third Contract Year, the Contract has negative accumulated earnings ($35,000-$50,000) so the free withdrawal amount is equal to 10% of payments ($50,000X 10%=$5,000) and the withdrawal charge is applied to the lesser of the total payments or the Contract Value less the free withdrawal amount. For John Hancock New York contracts, the withdrawal charge would be applied to the lesser of the total payments or the Contract Value, less the free withdrawal amount. In this example, the payments liquidated would be $30,000 ($35,000 - $5,000).

(D) There is no withdrawal charge on any payments liquidated that have been in the Contract for at least 3 years.

Example 2 - Assume a single payment of $50,000 is made into the Contract, no transfers are made, no additional payments are made and there are a series of four partial withdrawals made during the second {KATHY: JHUSA HAS "THIRD"} Contract Year of $2,000, $5,000, $7,000 and $8,000.

HYPOTHETICAL    PARTIAL WITHDRAWAL  FREE WITHDRAWAL   PAYMENTS    WITHDRAWAL CHARGE
CONTRACT VALUE       REQUESTED           AMOUNT      LIQUIDATED   PERCENT   AMOUNT
65,000                2,000             15,000 (A)          0        5%        0
49,000                5,000             3,000 (B)       2,000        5%      100
52,000                7,000             4,000 (C)       3,000        5%      150
44,000                8,000             0 (D)           8,000        5%      400

The free withdrawal amount during any Contract Year is the greater of the Contract Value less the unliquidated payments (accumulated earnings), or 10% of payments less 100%of all prior withdrawals in that Contract Year.

(A) For the first example, accumulated earnings of $15,000 is the free withdrawal amount since it is greater than 10% of payments less prior withdrawals ($5,000-0). The amount requested (2,000) is less than the free withdrawal amount so no payments are liquidated and no withdrawal charge applies.

(B) The Contract has negative accumulate earnings ($49,000 - $50,000), so the free withdrawal amount is limited to 10% of payments less all prior withdrawals. Since 2,000 has already been withdrawn in the current Contract Year, the remaining free withdrawal amount during the third Contract Year is $3,000. The $5,000 partial withdrawal will consist of $3,000 free of withdrawal charge, and the remaining $2,000 will be subject to a withdrawal charge and result in payments being liquidated. The remaining unliquidated payments are $48,000.

(C) The Contract has increased in value to 52,000. The unliquidated payments are 48,000 so the accumulated earnings are $4,000, which is greater than 10% of payments less prior withdrawals ($5,000 - $2,000 - $5,000 <0). Hence the free withdrawal amount is $4,000. Therefore, $3,000 of the $7,000 partial withdrawal will be subject to a withdrawal charge and result in payments being liquidated. The remaining unliquidated payments are $45,000.

(D) The free withdrawal amount is zero since the Contract has negative accumulated earnings ($44,000 - $45,000) and the full 10% of payments ($5,000) has already been withdrawn. The full amount of $8,000 will result in payments being liquidated subject to a withdrawal charge. At the beginning of the next Contract Year the full 10% of payments would be available again for withdrawal requests during that year.

                 APPENDIX __ : Principal Plus for Life Examples

The following examples provide hypothetical illustrations of the benefits provided under the Principal Plus for Life optional benefit rider. These illustrations are not representative of future performance under your Contract, which may be higher or lower than the amounts shown.

Example PPFL-1. Assume a single purchase payment of $100,000 at Covered Person's age 55, no additional purchase payments are made, withdrawals equal to the GWA are taken beginning in year 11. Also assume that the Contract Value is less than the GWB at the eligible Step-Up Dates, so there is no Step-Up and the Covered Person survives at least 31 years from issue.

                                                              GWB ON
CONTRACT   PURCHASE                   WITHDRAWAL             CONTRACT
  YEAR     PAYMENTS    GWA     LIA      TAKEN      BONUS   ANNIVERSARY
At issue  $ 100,000      N/A     N/A   $     0    $     0   $ 100,000
       1          0  $ 5,000     N/A         0      5,000     105,000
       2          0     5250     N/A         0      5,000     110,000
       3          0    5,500     N/A         0      5,000     115,000
       4          0    5,750     N/A         0      5,000     120,000
       5          0    6,000     N/A         0      5,000     125,000
       6          0    6,250     N/A         0      5,000     130,000
       7          0    6,500     N/A         0      5,000     135,000
       8          0    6,750     N/A         0      5,000     140,000
       9          0    7,000     N/A         0      5,000     145,000
      10          0    7,250     N/A         0      5,000     150,000
      11          0    7,500  $7,500     7,500          0     142,500
      12          0    7,500   7,500     7,500          0     135,000
      13          0    7,500   7,500     7,500          0     127,500
      14          0    7,500   7,500     7,500          0     120,000
      15          0    7,500   7,500     7,500          0     112,500
      20          0    7,500   7,500     7,500          0      75,000
      25          0    7,500   7,500     7,500          0      37,500
      30          0    7,500   7,500     7,500          0           0
     31+          0        0   7,500     7,500          0           0

Example PPFL-2. Assume an initial purchase payment of $100,000 at Covered Person's age 65, an additional purchase payment of $10,000 is made at the beginning of the Contract Year 2, a withdrawal equal to the GWA is taken in Contract Year 3, no withdrawals are taken in Contract Years 1, 2, 4, 5 (resulting in bonuses in those years). Also assume that the Contract Value at the end of year 3 is less than the GWB so there is no step-up.

                    GWA AFTER   LIA AFTER                         GWB ON
CONTRACT  PURCHASE  PURCHASE    PURCHASE   WITHDRAWAL            CONTRACT
  YEAR    PAYMENTS   PAYMENT     PAYMENT     TAKEN      BONUS   ANNIVERSARY
At issue  $100,000         -        N/A      $    0     $    0   $100,000
       1         0   $ 5,000     $5,000           0      5,000    105,000
       2    10,000     5,750      5,750           0      5,500    120,500
       3         0     6,025      6,025       6,025          0    114,475
       4         0     6,025      6,025           0      5,500    119,975
       5         0     6,025      6,025           0      5,500    125,475

Example PPFL-3. Assume a single purchase payment of $100,000 at age 63, no additional purchase payments are made, the GWB Steps-Up at the end of Contract Year 3, withdrawals equal to the GWA are taken in Contract Years 1, 2, 3 and 4 and a withdrawal exceeding the GWA is taken at the end of Contract Year 5 (resulting in a reset). Since withdrawals are taken every year, there are no bonuses.

                                                                            HYPOTHETICAL
                                                                              CONTRACT
                                                                              VALUE ON
                                                                             CONTRACT
                               GWA AFTER      LIA AFTER                     ANNIVERSARY        GWB ON
                  PURCHASE     PURCHASE       PURCHASE       WITHDRAWAL       PRIOR TO        CONTRACT
CONTRACT YEAR     PAYMENTS      PAYMENT        PAYMENT         TAKEN         RIDER FEE       ANNIVERSARY
-------------     --------     ---------      ---------      ----------     ------------     -----------
  At issue        $100,000       $   --         $   --          $   --         $    --        $100,000
       1                 0        5,000             --           5,000         102,000          95,000
       2                 0        5,000             --           5,000         103,828          90,000
       3                 0        5,000          4,500           5,000         105,781         105,781
       4                 0        5,289          5,289           5,289          94,946         100,492
       5                 0        5,289          5,289          10,000          79,898          79,898
       6                 0        3,995          3,995

                        APPENDIX __: Qualified Plan Types

TRADITIONAL IRAS

Individual Retirement Annuities

Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity or IRA (sometimes referred to as a traditional IRA to distinguish it from the Roth IRA discussed below). IRAs are subject to limits on the amounts that may be contributed and deducted, the persons who may be eligible and on the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be rolled over on a tax-deferred basis into an IRA. The Contract may not, however, be used in connection with an Education IRA under Section 530 of the Code.

The Contract may be issued with a death benefit or an optional benefit rider such as Principal Plus for Life. The presence of these benefits may increase the amount of any required minimum distributions for IRAs and other contracts subject to the required minimum distribution rules.

Distributions

In general, all amounts paid out from a traditional IRA contract (in the form of an annuity, a single sum, death benefits or partial withdrawal), are taxable to the payee as ordinary income. As in the case of a Contract not purchased under a Qualified Plan, you may incur additional adverse tax consequences if you make a surrender or withdrawal before you reach age 59-1/2 (unless certain exceptions apply as specified in Code section 72(t)). If you have made any non-deductible contributions to an IRA contract, all or part of any withdrawal or surrender proceeds, single sum death benefit or annuity payment, may be excluded from your taxable income when you receive the proceeds.

The tax law requires that annuity payments under a traditional IRA contract begin no later than April 1 of the year following the year in which the owner attains age 70-1/2. The amount that must be distributed each year is computed on the basis of the owner's age and the value of the Contract, taking into account both the account balance and, in 2006 and subsequent years, the actuarial present value of other benefits provided under the Contract.

ROTH IRAS

Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a Roth IRA. Roth IRAs are generally subject to the same rules as non-Roth IRAs, but they differ in certain respects.

Among the differences are that contributions to a Roth IRA are not deductible and qualified distributions from a Roth IRA are excluded from income. A qualified distribution is a distribution that satisfies two requirements. First, the distribution must be made in a taxable year that is at least five years after the first taxable year for which a contribution to any Roth IRA established for the owner was made. Second, the distribution must be:

made after the owner attains age 59-1/2; made after the owner's death; attributable to the owner being disabled; or a qualified first-time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code.

In addition, distributions from Roth IRAs need not commence when the owner attains age 70-1/2. A Roth IRA may accept a "qualified rollover contribution" from a non-Roth IRA, but a Roth IRA may not accept rollover contributions from other Qualified Plans.

If the Contract is issued with [CERTAIN - verify] death benefits or an optional benefit such as Principal Plus for Life], the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which include Roth IRAs) and other contracts subject to the minimum distribution rules. Also, the state tax treatment of a Roth IRA may differ from the Federal income tax treatment of a Roth IRA. If you intend to use the Contract in connection with a Roth IRA, you should seek independent tax advice.

Conversion to a Roth IRA

You can convert a traditional IRA to a Roth IRA, unless:

-     you have adjusted gross income over $100,000, or

-     you are a married taxpayer filing a separate return.

The Roth IRA annual contribution limit does not apply to converted amounts.

You must, however, pay tax on any portion of the converted amount that would have been taxed if you had not converted to a Roth IRA. No similar limitations apply to rollovers from one Roth IRA to another Roth IRA.

SIMPLE IRA PLANS

In general, under Section 408(p) of the Code a small business employer may establish a SIMPLE IRA retirement plan if the employer employed 100 or fewer employees earning at least $5,000 during the preceding year. Under a SIMPLE IRA plan both employees and the employer make deductible contributions. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. If the Contract is issued with a death benefit or an optional benefit such as Principal Plus for Life, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which would include SIMPLE IRAs) and other contracts subject to the minimum distribution rules. The requirements for minimum distributions from a SIMPLE IRA retirement plan, and rules on taxation of distributions from a SIMPLE retirement plan, are generally the same as those discussed above for distributions from a traditional IRA. Employers intending to use the Contract in connection with such plans should seek independent tax advice.

SIMPLIFIED EMPLOYEE PENSIONS (SEP-IRAS)

Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees, using the employees' IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs. If the Contract is issued with a death benefit or an optional benefit such as Principal Plus for Life, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which would include SEP-IRAs) and other contracts subject to the minimum distribution rules. The requirements for minimum distributions from a SEP-IRA, and rules on taxation of distributions from a SEP-IRA, are generally the same as those discussed above for distributions from a traditional IRA.

TAX-SHELTERED ANNUITIES

Section 403(b) of the Code permits public school employees and employees of certain types of tax-exempt organizations to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the purchase payments from gross income for tax purposes. These Contracts are commonly referred to as "tax-sheltered annuities." Purchasers of the Contracts for such purposes should seek competent advice as to eligibility, limitations on purchase payments, and other tax consequences. In particular, purchasers should note that the Contract provides death benefit options that may exceed both aggregate purchase payments and Contract Value. It is possible that the IRS could characterize the death benefit as an incidental death benefit, resulting in currently taxable income to the owner. There also are limits on the amount of incidental benefits that may be provided under a tax-sheltered annuity. If a Contract is issued with a death benefit or an optional benefit rider such as Principal Plus for Life, the presence of these benefits may increase the amount of any required minimum distributions that must be made.

Tax-sheltered annuity contracts must contain restrictions on withdrawals of:

- contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988,

-     earnings on those contributions, and

- earnings after 1988 on amounts attributable to salary reduction contributions (and earnings on those contributions) held as of the last day of 1988.

These amounts can be paid only if the employee has reached age 59-1/2, separated from service, died, or become disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals do not apply to the extent we are directed to transfer some or all of the Contract Value to the issuer of another tax-sheltered annuity or into a
Section 403(b)(7) custodial account.)

PENSION AND PROFIT SHARING PLANS QUALIFIED UNDER SECTION 401(A)

In general, an employer may deduct from its taxable income premium payments it makes under a qualified pension or profit-sharing plan described in Section 401(a) of the Code. Employees participating in the plan generally do not have to pay tax on such contributions when made. Special requirements apply if a 401(a) plan covers an employee classified under the Code as a "self-employed individual" or as an "owner-employee."

Annuity payments (or other payments, such as upon withdrawal, death or surrender) generally constitute taxable income to the payee; and the payee must pay income tax on the amount by which a payment exceeds its allocable share of the employee's "investment in the Contract" (as defined in the Code), if any. In general, an employee's "investment in the Contract" equals the aggregate amount of premium payments made by the employee.

Minimum distributions to the employee under an employer's pension and profit sharing plan qualified under Section 401(a) of the Code must begin no later than April 1 of the year following the year in which the employee reaches age 70-1/2 or, if later, retires. (In the case of an employee who is a 5-percent owner as defined in Code section 416, the required beginning date is April 1 of the year following the year in which the employee reaches age 70-1/2.)

CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT-SHARING PLANS

The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh," permits self-employed individuals to establish tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of annuity contracts in order to provide benefits under the plans. The Contract provides death benefit options that in certain circumstances may exceed both aggregate purchase payments and Contract Value. It is possible that the IRS could characterize the death benefit as an incidental death benefit, resulting in currently taxable income to the participant. There also are limits on the amount of incidental benefits that may be provided under pension and profit sharing plans. [If the Contract is issued with [CERTAIN - verify] death benefits or an optional benefit [INSERT WHERE
APPLICABLE: such as a GRIP benefit, Principal Plus or Principal Plus for Life], the presence of these benefits may increase the amount of any required minimum distributions that must be made. Employers intending to use the Contract in connection with such plans should seek independent advice.

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS

Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a Contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for Federal income tax purposes.

A Section 457 plan must satisfy several conditions, including the following:

it must not permit distributions prior to your separation from service (except in the case of an unforeseen emergency), and all compensation deferred under the plan must remain solely the employer's property, subject to the claims of the employer's creditors.

When we make payments under your Contract, the payment is taxed as ordinary income. Minimum distributions under a Section 457 plan must begin no later than April 1 of the year following the year in which the employee reaches age 70-1/2 or, if later, retires.

                   Appendix U: Accumulation Unit Value Tables

                           (Venture Variable Annuity)
                            (prior contracts version)

                                                    Prospectus dated May 1, 2006

                              [JOHN HANCOCK LOGO]


                          VENTURE III VARIABLE ANNUITY
                           PREVIOUSLY ISSUED CONTRACTS

This Prospectus describes interests in VENTURE III flexible purchase payment deferred combination fixed and variable annuity contracts (singly, a "CONTRACT and collectively, the "CONTRACTS") issued by JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) ("JOHN HANCOCK USA") in all jurisdictions except New York, or by JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK ("JOHN HANCOCK NEW YORK") in New York. Unless otherwise specified, "WE," "US," "OUR," or a "COMPANY" refers to the applicable issuing company of a Contract. You, the Contract Owner, should refer to the first page of your Venture variable annuity contract for the name of your issuing company. We do not authorize this Prospectus for use in connection with the purchase of a new Venture III variable annuity contract on or after May 1, 2006.

Variable Investment Options. You may allocate Contract Values or additional purchase payments, to the extent permitted under your Contract, in variable investment options. If you do, we will measure your Contract Value (other than value allocated to a fixed investment option) and variable annuity benefit payments according to the investment performance of applicable sub-accounts of JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H or, in the case of John Hancock New York, applicable sub-accounts of JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A (singly, a "SEPARATE ACCOUNT" and collectively, the "SEPARATE ACCOUNTS"). Each sub-account invests in one of the following Funds that corresponds to one of the variable investment options that we make available on the date of this Prospectus:

 JOHN HANCOCK TRUST
500 Index
Active Bond **
All Cap Core
All Cap Growth
All Cap Value
American Blue Chip Income & Growth
American Bond
American Growth
American Growth-Income
American International
Blue Chip Growth
Capital Appreciation
Classic Value
Core Bond
Core Equity
Dynamic Growth
Emerging Growth
Emerging Small Company
Equity-Income
Financial Services
Fundamental Value
Global
Global Allocation
Global Bond
Health Sciences
High Yield
Income & Value
Index Allocation
International Core (formerly International Stock)
International Equity Index A
International Opportunities
International Small Cap
International Value
Investment Quality Bond
Large Cap
Large Cap Value
Lifestyle Aggressive
Lifestyle Balanced
Lifestyle Conservative
Lifestyle Growth
Lifestyle Moderate
Mid Cap Core
Mid Cap Index
Mid Cap Stock
Mid Cap Value
Money Market
Natural Resources
Pacific Rim
Quantitative All Cap
Quantitative Mid Cap
Quantitative Value
Real Estate Securities
Real Return Bond
Science & Technology
Small Cap
Small Cap Growth
Small Cap Index
Small Cap Opportunities
Small Company
Small Company Value
Special Value
Strategic Bond
Strategic Income
Strategic Opportunities
Strategic Value
Total Return
Total Stock Market Index
U.S. Core (formerly Growth & Income)
U.S. Global Leaders Growth
U.S. Government Securities
U.S. High Yield Bond
U.S. Large Cap
Utilities
Value

                        FAM VARIABLE SERIES FUNDS, INC. (1)
Mercury Basic Value V. I. Fund
Mercury Value Opportunities V. I. Fund
Mercury Global Allocation V. I. Fund
1 not available to Contracts issued on
or after January 28, 2002 or with any
John Hancock New York Contracts.

PIMCO VARIABLE INSURANCE TRUST
PIMCO VIT All Asset Portfolio

CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR INSURED, GUARANTEED OR ENDORSED BY, ANY BANK, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS INFORMATION ABOUT THE SEPARATE ACCOUNTS AND THE VARIABLE PORTION OF THE CONTRACT THAT YOU SHOULD KNOW BEFORE INVESTING. THE CONTRACTS HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("SEC"). NEITHER THE SEC NOR ANY STATE HAS DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

        JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)                     JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
     ANNUITY SERVICE OFFICE              MAILING ADDRESS               ANNUITY SERVICE OFFICE              MAILING ADDRESS
      601 Congress Street             Post Office Box 55230             601 Congress Street             Post Office Box 55013
Boston, Massachusetts 02210-2805 Boston, Massachusetts 02205-5230 Boston, Massachusetts 02210-2805 Boston, Massachusetts 02205-5013
(617) 663-3000 or (800) 344-1029   www.johnhancockannuities.com   (877) 391-3748 or (800) 551-2078    www.johnhancocknewyork.com

                                Table of Contents


FEE TABLES..................................................................7
   EXAMPLES --..............................................................13
GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNTS AND THE FUNDS...........16
   THE COMPANIES............................................................16
   THE SEPARATE ACCOUNTS....................................................17
   THE FUNDS................................................................17
   ELIGIBLE PLANS...........................................................24
   ACCUMULATION PERIOD PROVISIONS...........................................24
     Purchase Payments......................................................24
     Accumulation Units.....................................................24
     Value of Accumulation Units............................................25
     Net Investment Factor..................................................25
     Transfers Among Investment Options.....................................25
     Maximum Number of Investment Options...................................26
     Telephone and Electronic Transactions..................................26
     Special Transfer Services - Dollar Cost Averaging......................27
     Asset Rebalancing Program..............................................27
     Withdrawals............................................................28
     Special Withdrawal Services -- The Income Plan.........................28
     Death Benefit During the Accumulation Period...........................29
     Enhanced Death Benefit Riders..........................................30
   PAY-OUT PERIOD PROVISIONS................................................31
     General................................................................31
     Annuity Options........................................................31
     Determination of Amount of the First Variable Annuity Benefit Payment..32 Annuity Units and the Determination of Subsequent Variable Annuity Benefit
     Payments...............................................................32
     Transfers During Pay-out Period........................................33
     Death Benefit During Pay-out Period....................................33
   OTHER CONTRACT PROVISIONS................................................33
     Right to Review........................................................33
     Ownership..............................................................34
     Annuitant..............................................................34
     Beneficiary............................................................34
     Modification...........................................................34
     Our Approval...........................................................34
     Misstatement and Proof of Age, Sex or Survival.........................35
   FIXED INVESTMENT OPTION..................................................35
   OPTIONAL BENEFITS RIDER C................................................36
     Withdrawal Charges.....................................................37
     Asset-Based Charges....................................................38
     Reduction or Elimination of Charges and Deductions.....................38
     Premium Taxes..........................................................39
   INTRODUCTION.............................................................40
   OUR TAX STATUS...........................................................40
   SPECIAL CONSIDERATIONS FOR OPTIONAL BENEFIT RIDERS.......................40
   NON-QUALIFIED CONTRACTS (CONTRACTS NOT PURCHASED TO FUND
   A QUALIFIED PLAN)........................................................40
     Undistributed Gains....................................................40
     Taxation of Annuity Payments...........................................41
     Surrenders, Withdrawals and Death Benefits.............................41
     Taxation of Death Benefit Proceeds.....................................41
     Penalty Tax on Premature Distributions.................................42
     Puerto Rico Non-Qualified Contracts....................................42
     Diversification Requirements...........................................42
   QUALIFIED CONTRACTS (CONTRACTS PURCHASED FOR A QUALIFIED PLAN)...........43
     Penalty Tax on Premature Distributions.................................43
     Tax-Free Rollovers.....................................................44
     Loans..................................................................44
     Puerto Rico Contracts Issued to Fund Retirement Plans..................45
   SEE YOUR OWN TAX ADVISER.................................................45
     Asset Allocation Services..............................................46
     Restrictions Under the Texas Optional Retirement Program for Contracts
     issued by John Hancock Life Insurance Company (U.S.A.).................46
     Distribution of Contracts..............................................46
     Confirmation Statements................................................47
     Legal Proceedings......................................................47
     Reinsurance Arrangements...............................................47
APPENDIX __:  QUALIFIED PLAN TYPES..........................................B-1
   TRADITIONAL IRAS.........................................................B-1
     Individual Retirement Annuities........................................B-1
     Distributions..........................................................B-1
   ROTH IRAS................................................................B-1
     Conversion to a Roth IRA...............................................B-1
   SIMPLE IRA PLANS.........................................................B-2
   SIMPLIFIED EMPLOYEE PENSIONS (SEP-IRAS)..................................B-2
   TAX-SHELTERED ANNUITIES..................................................B-2
   PENSION AND PROFIT SHARING PLANS QUALIFIED UNDER SECTION 401(a)..........B-2
     CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND
     PROFIT-SHARING PLANS...................................................B-3
     DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT
     ORGANIZATIONS..........................................................B-3
APPENDIX E:  SERIES I SHARES FOR CONTRACTS ISSUED BY........................E-1
     Annual Step Death Benefit..............................................F-1
     Guaranteed Earnings Multiplier (Not available in NY)...................F-1
APPENDIX G:  OPTIONAL GUARANTEED MINIMUM WITHDRAWAL BENEFITS................G-1
   PRINCIPAL PLUS AND PRINCIPAL PLUS FOR LIFE...............................G-1
     Definitions............................................................G-1
     Overview...............................................................G-1
     Effect of Withdrawals..................................................G-2
     Bonus Qualification and Effect.........................................G-3
     Step-Up of GWB, GWA and LIA............................................G-3
     Additional Purchase Payments...........................................G-4
     Investment Options.....................................................G-4
     Life Expectancy Distributions..........................................G-7
     Settlement Phase.......................................................G-7
     Death Benefits.........................................................G-8
     Termination............................................................G-9
     Fees for Principal Plus and Principal Plus for Life....................G-9
     Examples...............................................................G-10
   PRINCIPAL PLUS AND PRINCIPAL PLUS FOR LIFE EXAMPLES......................G-10
     Principal Plus - Examples..............................................G-10
     Principal Plus for Life- Examples......................................G-11
APPENDIX U:  ACCUMULATION UNIT VALUE TABLES.................................U-1

Additional information about the Contracts and the Variable Accounts are contained in Statements of Additional Information, dated the same date as this Prospectus, which have been filed with the SEC and are incorporated herein by reference. The Statement of Additional Information applicable to your Contract is available without charge upon request by contacting us at the Annuity Service Office shown on the first page of this Prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the Statements of Additional Information and other information about us, the Contracts and the Variable Accounts. We list the Table of Contents for the Statements of Additional Information for each Company below.



                      STATEMENTS OF ADDITIONAL INFORMATION
                                TABLE OF CONTENTS

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

GENERAL INFORMATION AND HISTORY.................................................
ACCUMULATION UNIT VALUE TABLES..................................................
SERVICES........................................................................
         Independent Auditors...................................................
         Servicing Agent........................................................
         Principal Underwriter..................................................
APPENDIX A: ACCUMULATION UNIT VALUE TABLES .....................................
APPENDIX B: AUDITED FINANCIAL STATEMENTS........................................

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

GENERAL INFORMATION AND HISTORY.................................................
ACCUMULATION UNIT VALUE TABLES..................................................
SERVICES........................................................................
         Independent Auditors...................................................
         Servicing Agent........................................................
         Principal Underwriter..................................................
APPENDIX A:  AUDITED FINANCIAL STATEMENTS.......................................

                                    OVERVIEW

Certain key terms and phrases are defined in the Glossary of Special Terms that follows this overview. Each defined term or phrase is identified in BOLD-FACED TYPE the first time it is used in this Prospectus.

This overview tells you some key points you should know about the CONTRACT. Because this is an overview, it does not contain all the information that may be important to you. You should read carefully this entire PROSPECTUS, including its Appendices, your Contract and the Statement of Additional Information for more detailed information.

Some states have different rules about how Contracts are described or administered. These rules are reflected in your Contract, or in your RIDER to the Contract. The terms of your Contract, or of any Rider, prevail over what is in this Prospectus.

WHAT KIND OF CONTRACT IS DESCRIBED IN THIS PROSPECTUS?

The Contract is a flexible purchase payment deferred combination fixed and variable annuity contract between you and a COMPANY. "Deferred payment" means payments by a Company begin on a future date under the Contract. "Variable" means your investment amounts in the Contract may increase or decrease in value daily based upon your investment choices. The Contract provides for the accumulation of your investment amounts and the payment of annuity benefits on a variable and/or fixed basis. Depending on state requirements, we may have issued the Contract under a master group contract.

WHEN YOU PURCHASE A VARIABLE ANNUITY FOR ANY TAX-QUALIFIED RETIREMENT PLAN, THE VARIABLE ANNUITY DOES NOT PROVIDE ANY ADDITIONAL TAX DEFERRED TREATMENT OF EARNINGS BEYOND THE TREATMENT PROVIDED BY THE PLAN. CONSEQUENTLY, YOU SHOULD PURCHASE A VARIABLE ANNUITY FOR A TAX-QUALIFIED PLAN ONLY ON THE BASIS OF OTHER BENEFITS OFFERED BY THE VARIABLE ANNUITY. THESE BENEFITS MAY INCLUDE LIFETIME INCOME PAYMENTS, PROTECTION THROUGH LIVING AND DEATH BENEFIT, AND GUARANTEED FEES.

DOES JOHN HANCOCK STILL OFFER THE VENTURE III CONTRACT FOR SALE?

Yes, however, it is offered through a SEPARATE prospectus. We do not authorize this Prospectus for use in connection with the purchase of a new Venture III variable annuity contract on or after May 1, 2006.

WHO ISSUED MY CONTRACT?

Your Contract provides the name of the Company that issued your Contract. In general, JOHN HANCOCK USA may issue the Contract in any jurisdiction except New York. JOHN HANCOCK NEW YORK issues the Contract only in New York. Each Company sponsors its own SEPARATE ACCOUNT.

WHAT ARE SOME BENEFITS OF THE CONTRACT?

The Contract offers tax-deferred treatment of earnings, a DEATH BENEFIT and annuity benefit payments. In most cases, no income tax will have to be paid on your earning under the Contract until these earnings are paid out. We will pay a Death Benefit to your Beneficiary if you die during the ACCUMULATION PERIOD. The amount of the death benefit will be calculated as of the date on which our Annuity Service Office receives written notice and proof of death and all required claim forms from all beneficiaries. The amount of the standard Death Benefit will be the greater of: (a) the Contract Value, or (b) the sum of all PURCHASE PAYMENTS made, less any amounts deducted in connection with partial withdrawals. Subject to availability, you may have elected an optional, enhanced death benefit with your Contract. These optional benefits are summarized in this Overview under "What type of optional benefit Riders may have been available to me when I purchased the Contract?"

We offer a variety of fixed and variable annuity payment options. Periodic annuity benefit payments will begin on the MATURITY DATE. You select the Maturity Date, the frequency of payment and the type of annuity benefit payment option. Annuity benefit payments are made to the ANNUITANT.

HOW DOES THE CONTRACT WORK?

Under the Contract, you make one or more Purchase Payments to a Company for a period of time, known as the Accumulation Period. Later, beginning on the Contract's Maturity Date, that Company makes one or more annuity benefit payments under the Contract, known as the PAY-OUT PERIOD. Your Contract Value during the Accumulation Period and the amounts of annuity benefit payments during the Pay-out Period may either be variable or fixed, depending upon your investment choices.

HOW CAN I INVEST MONEY IN THE CONTRACT?

We call the investments you make in your Contract Purchase Payments. The required minimum amount for an initial Purchase Payment was $10,000 and the required minimum amount for subsequent Purchase Payments is $30. Additional Purchase Payments generally may be made at any time.

If a Purchase Payment causes your Contract Value to exceed $1,000,000 or your Contract Value already exceeds $1,000,000, you must obtain our approval in order to make the Purchase Payment.

WHAT ARE MY INVESTMENT CHOICES?

There are two main types of investment options: VARIABLE INVESTMENT OPTIONS and a FIXED INVESTMENT OPTION.

Variable Investment Options. You may invest in any of the Variable Investment Options. Each Variable Investment Option is a sub-account of a Separate Account that invests in a corresponding FUND. The FUND PROSPECTUS contains a full description of a Fund. The amount you've invested in any Variable Investment Option will increase or decrease based upon the investment performance of the corresponding Fund. Except for certain charges we deduct, your investment experience will be the same as if you had invested in a Fund directly and reinvested all Fund dividends and distributions in additional shares. Your Contract Value during the Accumulation Period and the amounts of annuity benefit payments will depend upon the investment performance of the underlying Fund of the Variable Investment Option you select and/or upon the interest we credit on each Fixed Investment Option you select.

Allocating assets only to one or a small number of the Variable Investment Options (other than the Lifestyle Trusts) should not be considered a balanced investment strategy. In particular, allocating assets to a small number of Variable Investment Options that concentrate their investments in a particular business or market sector will increase the risk that the your Contract Value will be more volatile since these Variable Investment Options may react similarly to business or market specific events. Examples of business or market sectors where this risk historically has been and may continue to be particularly high include: (a) technology-related businesses, including internet-related businesses, (b) small cap securities and (c) foreign securities. We do not provide advice regarding appropriate investment allocations, and you should discuss this matter with your financial consultant.

Fixed Investment Option. Currently, we do not allow Purchase Payments or transfers to a Fixed Investment Option. If available, Fixed Investment Options will earn interest at the rate we have set for that Fixed Investment Option. The interest rate depends upon the length of the guarantee period of the Fixed Investment Option. Under a Fixed Investment Option, we guarantee the principal value of Purchase Payments and the rate of interest credited to the investment account for the term of any guarantee period we may make available. Subject to certain regulatory limitations, we may restrict Purchase Payments and transfers to a Fixed Investment Option if the guaranteed interest rate in effect is equal to 3%.

HOW CAN I CHANGE MY INVESTMENT CHOICES?

Allocation of Purchase Payments. You designate how your Purchase Payments are to be allocated among the investment options. You may change this investment allocation for future Purchase Payments at any time.

Transfers Among Investment Options. During the Accumulation Period, you may transfer your investment amounts among investment options without charge, subject to certain restrictions described below and in the section entitled "Transfers Among Investment Options." During the Pay-out Period, you may transfer your allocations among the Variable Investment Options, subject to certain restrictions described in the section entitled "Transfers During Pay-out Period." However, during the Pay-out Period, you may not transfer from a Variable Investment Option to a Fixed Investment Option, or from a Fixed Investment Option to a Variable Investment Option.

We have adopted a policy and procedures to restrict frequent transfers of Contract Value among Variable Investment Options
The Variable Investment Options can be a prime target for abusive transfer activity. Long-term investors in a Variable Investment Option can be harmed by frequent transfer activity since such activity may expose the Variable Investment Option's corresponding Fund to increased Fund transaction costs (affecting the value of the shares) and/or disruption to the corresponding Fund manager's ability to effectively manage such corresponding Fund, both of which may result in dilution with respect to interests held for long-term investment. To discourage disruptive frequent trading activity, we have adopted a policy for each Separate Account to restrict transfers to two per calendar month per Contract, with certain exceptions described in more detail in this Prospectus. We apply each Separate Account's policy and procedures uniformly to all CONTRACT OWNERS.

CAN I TAKE OUT ANY OF MY MONEY?

During the Accumulation Period, you may withdraw all or a portion of your Contract Value. The amount you withdraw from any investment option must be at least $300 or, if less, your entire balance in that investment option. If a partial withdrawal plus any applicable withdrawal charge would reduce your Contract Value to less than $300, we will treat your withdrawal request as a request to withdraw all of your Contract Value. We will deduct any partial withdrawal proportionally from each of your investment options based on the value in each, unless you direct otherwise. A withdrawal charge and an administration fee may apply to your withdrawal. A withdrawal may be subject to income tax and a 10% IRS penalty tax.

WHAT TYPES OF OPTIONAL BENEFIT RIDERS COULD I BUY UNDER THE CONTRACT?

This Prospectus provides information about optional benefit riders that you may have elected when you purchased a Contract. These Riders were not available in all states, and may not have been available when you purchase the Contract. If you elected any of are these Riders, you will pay the applicable fee shown in the Fee Tables section of this Prospectus. You should review your Contract carefully to determine which of the following optional benefit Riders, if any, you purchased:

We describe the following optional benefit Riders in the Appendices to this
Prospectus:

Appendix :  Optional Enhance Death Benefit

          o Guaranteed Earnings Multiple Death Benefit ("GEM") -- not offered in New York or Washington

          o    Triple Protection Death Benefit ("T-Pro") -- not offered in New
               York,

          o    Annual Step Death Benefit.

Appendix :  Optional Guaranteed Minimum Withdrawal Benefits

          o    Principal Plus,

          o    Principal Plus for Life.

Appendix :  Optional Guaranteed Minimum Income Benefits

          o Guaranteed Retirement Income Programs ("GRIP") -- offered by John Hancock USA,

          o Guaranteed Retirement Income Programs ("GRIP") -- offered by John Hancock New York.

WHAT CHARGES DO I PAY UNDER THE CONTRACT?

Your Contract has asset-based charges to compensate us primarily for our administrative and distribution expenses and for the mortality and expense risks that we assume under the Contract. These charges do not apply to assets you have in a Fixed Investment Option. We take the deduction proportionally from each of your Variable Investment Options. We make deductions for any applicable taxes based on the amount of a Purchase Payment. If you elect a Rider, we also deduct the Rider charges shown in the Fee Tables proportionally from each of your investment options based on your value in each.

If you withdraw some of your Purchase Payments from your Contract prior to the Maturity Date, or if you surrender (turn in) your Contract, in its entirety, for cash prior to the Maturity Date, we may assess a withdrawal charge. The amount of this charge will depend on the number of years that have passed since we received your Purchase Payments, as shown in the Fee Tables.

WHAT ARE THE TAX CONSEQUENCES OF OWNING A CONTRACT?

In most cases, no income tax will have to be paid on amounts you earn under a Contract until these earnings are paid out. All or part of the following distributions from a Contract may constitute a taxable payout of earnings:

o full or partial withdrawals (including surrenders and systematic withdrawals),

o    payment of any death benefit proceeds, and

o    periodic payments under one of our annuity payment options.

How much you will be taxed on distribution is based upon complex tax rules and depends on matters such as:

o    the type of the distribution,

o    when the distribution is made,

o the nature of any Qualified Plan for which the Contract is being used, if any, and

o    the circumstances under which the payments are made.

If your Contract is issued in connection with a Qualified Plan, all or part of your premium payments may be tax-deductible.

Special 10% tax penalties apply in many cases to the taxable portion of any distributions from a Contract before you reach age 59 1/2. Also, most Qualified Plans require that distributions from a Contract commence and/or be completed by a certain period of time. This effectively limits the period of time during which you can continue to derive tax deferral benefits from any tax-deductible premiums you paid or on any earnings under the Contract. If your Contract is issued in connection with a Qualified Plan, all or part of your premium payments may be tax-deductible.

THE FAVORABLE TAX BENEFITS AVAILABLE FOR ANNUITY CONTRACTS ISSUED IN CONNECTION WITH QUALIFIED PLANS ARE ALSO GENERALLY AVAILABLE FOR OTHER TYPES OF INVESTMENTS OF QUALIFIED PLANS, SUCH AS INVESTMENTS IN MUTUAL FUNDS, EQUITIES AND DEBT INSTRUMENTS. YOU AND YOUR FINANCIAL PROFESSIONAL SHOULD CAREFULLY CONSIDER WHETHER THE EXPENSES UNDER AN ANNUITY CONTRACT ISSUED IN CONNECTION WITH A QUALIFIED PLAN, AND THE INVESTMENT OPTIONS AND PROTECTION THROUGH LIVING GUARANTEES, DEATH BENEFITS AND OTHER NON-TAX DEFERRAL BENEFITS PROVIDED UNDER SUCH AN ANNUITY CONTRACT ARE SUITABLE FOR YOUR NEEDS AND OBJECTIVES.

We provide additional information on taxes in the Federal Tax Matters section of this Prospectus. We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax advisor regarding the suitability of the Contract.

CAN I RETURN MY CONTRACT?

In most cases, you had the right to cancel your Contract within 10 days (or longer in some states) after you received it. In most states, you would have received a refund equal to the Contract Value (minus any unpaid loans) on the date of cancellation, and increased by any charges for premium taxes deducted by us to that date. In some states, or if your Contract was issued as an "IRA," you would have received a refund of any Purchase Payments you made. The date of cancellation was the date we received the Contract.

WILL I RECEIVE A CONFIRMATION STATEMENT?

We will send you a confirmation statement for certain transactions in your account. You should carefully review these statements to verify their accuracy. You should immediately report any mistakes to our Annuity Service Office (at the address or phone number shown on the cover of this prospectus). If you fail to notify our Annuity Service Office of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

                            GLOSSARY OF SPECIAL TERMS

The following terms as used in this Prospectus have the indicated meanings:

Accumulation Period: The period between the issue date of the Contract and its Maturity Date. During this period, Purchase Payments are typically made to the Contract by the owner.

Annuitant: Any natural person or persons to whom annuity benefit payments are made and whose life is used to determine the duration of annuity benefit payments involving life contingencies. If the Contract Owner names more than one person as an "Annuitant," the second person named is referred to as "co-Annuitant." The "Annuitant" and "co-Annuitant" are referred to collectively as "Annuitant." The "Annuitant" is as designated on the Contract specification page or in the application, unless changed. The Annuitant becomes the owner of the Contract on the Maturity Date.

Annuity Option: The method selected by the Contract Owner (or as specified in the Contract if no selection is made) for annuity benefit payments made by us.

Annuity Unit: A unit of measure that is used after the Maturity Date to calculate variable annuity benefit payments.

Annuity Service Office: The mailing address of our service office is listed on the cover page of this Prospectus. You can send overnight mail to us at 601 Congress St. Boston, MA 02210-2805.

Beneficiary: The person, persons or entity entitled to the Death Benefit under the Contract upon the death of a Contract Owner or, in certain circumstances, an Annuitant. The Beneficiary is as specified in the application, unless changed. If there is a surviving Contract Owner, that person will be the Beneficiary.

Business Day: Any day on which the New York Stock Exchange is open for business and the net asset value of the Funds may be determined.

The Code: The Internal Revenue Code of 1986, as amended.

Commuted Value: The present value of any remaining guaranteed annuity benefit payments.

Company: John Hancock USA or John Hancock New York.

Contingent Beneficiary: The person, persons or entity to become the Beneficiary if the Beneficiary is not alive. The contingent Beneficiary is as specified in the application, unless changed.

Contract: The variable annuity contract offered by this Prospectus.

Contract Anniversary: The anniversary of the Contract Date.

Contract Date: The date of issue of the Contract.

Contract Value: The total of the investment account values and, if applicable, any amount in the loan account attributable to the Contract.

Contract Year: The period of twelve consecutive months beginning on the date as of which the Contract is issued, or any anniversary of that date.

Debt: Any amounts in the loan account attributable to the Contract plus any accrued loan interest. The loan provision is applicable to certain qualified contracts only.

Fixed Annuity: An annuity option with payments the amount of which we guarantee.

Fixed Investment Option: An investment option in which a Company guarantees the principal value of Purchase Payments and the rate of interest credited to the investment account for the term of any guarantee period.

Fund: A Series of a registered open-end investment management company which corresponds to a Variable Investment Option.

General Account: All of the assets other than assets in a Separate Account.

Investment Account Value: The value of a Contract Owner's investment in an investment option during the Accumulation Period.

Investment Options: The investment choices available to Contract Owners.

John Hancock USA: John Hancock Life Insurance Company (U.S.A.).

John Hancock New York: John Hancock Life Insurance Company of New York.

Loan Account: The portion of our general account that is used for collateral for a loan.

Maturity Date: The date on which the Pay-out Period commences and we begin to make annuity benefit payments to the Annuitant. The Maturity Date is the date specified on the Contract specifications page, unless changed.

Non-Qualified Contracts: Contracts which are not issued under qualified plans.

Owner or Contract Owner ("You"): The person, persons (co-owner) or entity entitled to all of the ownership rights under the Contract. References in this Prospectus to Contract Owners are typically by use of "you." The owner has the legal right to make all changes in contractual designations where specifically permitted by the Contract. The owner is as specified in the application, unless changed. The Annuitant becomes the owner of the Contract on the Maturity Date.

Pay-out Period: The period when we make annuity benefit payments to you.

Prospectus: This prospectus that offers a Contract.

Purchase Payment: An amount paid by a Contract Owner to us as consideration for the benefits provided by the Contract.

Qualified Contracts: Contracts issued under qualified plans.

Qualified Plans: Retirement plans that receive favorable tax treatment under
Section 401, 403, 408, 408A or 457 of the Code.

Rider: A benefit that is in addition to a Contract that you must elect at an additional charge.

Separate Account: A segregated account of a Company that is not commingled with the general assets and obligations of the Company.

Sub-Account(s): One or more of the sub-accounts of the Separate Account. Each sub-account is invested in shares of a different Fund.

Unpaid Loans: The unpaid amounts (including any accrued interest) of loans some Contract Owners may have taken from us, using Investment Account Value as collateral.

Variable Investment Option: An investment option which is a sub-account of a Separate Account that invests in a corresponding Fund.

Variable Annuity: An annuity option with payments which: (1) are not predetermined or guaranteed as to dollar amount, and (2) vary in relation to the investment experience of one or more specified sub-accounts.

                                   FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering a Venture III Contract. The tables also describe the fees you paid for optional benefit riders that may have been available to you when you purchased the Contract. The items listed under "Contract Owner Transaction Expenses" and "Separate Account Annual Expenses" are more completely described in this Prospectus under "Charges and Deductions." The items listed under "Total Annual Fund Operating Expenses" are described in detail in the Fund Prospectuses. Unless otherwise shown, the tables entitled "Contract Owner Transaction Expenses" and "Separate Account Annual Expenses" show the maximum fees and expenses (including fees deducted from Contract Value for optional benefits).

THE FOLLOWING TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.

CONTRACT OWNER TRANSACTION EXPENSES                             VENTURE III
------------------------------------------------------          ----------------------
Maximum Withdrawal Charge (as % of purchase payments)(A)        6% for the first year
                                                                5% for the second year
                                                                4% for the third year
                                                                0% thereafter

                                                                ----------------------
Annual Contract Fee                                             None
                                                                ----------------------
Transfer Fee(B)
Maximum Fee                                                     $25
              Current Fee                                       $ 0
                                                                ----------------------
(A) The charge is taken within the specified period of years measured from the date of payment.

(B) We reserve the right to impose a charge in the future for transfers in excess of 12 per year. The amount of this fee will not exceed the lesser of $25 or 2% of the amount transferred.

THE FOLLOWING TABLE DESCRIBES FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THIS TABLE DOES NOT INCLUDE ANNUAL FUND OPERATING EXPENSES. UNLESS OTHERWISE SPECIFIED, THE FEES AND EXPENSES ARE THE SAME FOR BOTH JOHN HANCOCK USA AND JOHN HANCOCK NEW YORK CONTRACTS.

                                                                                                     VENTURE III
                                                                                                     ------------------------------

SEPARATE ACCOUNT ANNUAL EXPENSES (A)
------------------------------------------------------------------------------------------------
Mortality and expense risks fee                                                                      1.25%
Distribution fee                                                                                     0.25%
Administration fee- asset based                                                                      0.15%
                                                                                                     -----------
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES (WITH NO OPTIONAL RIDERS REFLECTED)                           1.65%

                                                                                                     John               John
                                                                                                     Hancock USA        Hancock NY
                                                                                                     Contracts          Contracts

Optional Annual Step Death Benefit Fee(B)                                                            0.20%              0.20%
Optional GEM Benefit Fee                                                                             0.20%              N/A
                                                                                                     -----------        -----------
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES (WITH ANNUAL STEP DEATH BENEFIT AND GEM FEE REFLECTED, AS
APPLICABLE)                                                                                          2.05%              1.85%

FEES DEDUCTED FROM CONTRACT VALUE FOR OPTIONAL BENEFITS
------------------------------------------------------------------------------------------------
       Guaranteed Minimum Withdrawal Benefits

      Principal Plus for Life  (as a percentage of Adjusted GWB) (C)
       Maximum fee                                                                                   0.75%(C)
       Current fee                                                                                   0.40%(C)

      Principal Plus (as a percentage of Adjusted GWB) (D)
      Maximum fee                                                                                    0.75%(D)
      Current fee                                                                                    0.30%(D)

                                                                                                     VENTURE III
                                                                                                     -------------------------------
Guaranteed Minimum  Income Benefits(E)                                                               John               John
(as a percentage of Income Base)                                                                     Hancock USA        Hancock NY
                                                                                                     Contracts          Contracts

GRIP I                                                                                               not offered        0.30%
GRIP II                                                                                              0.45%              0.45%
GRIP III                                                                                             0.50%              not offered

                                                                                                     John               John
                                                                                                     Hancock USA        Hancock NY
                                                                                                     Contracts          Contracts

Triple Protection Death Benefit (F)
(as a percentage of T PRO Death Benefit)                                                             0.50%              not offered

----------
(A) A daily charge reflected as a percentage of the variable investment accounts unless otherwise noted.

(B) The charge for the optional Annual Step Death Benefit is 0.05% of the value of the variable investment options if you purchased the rider from John Hancock USA prior to May 2003 or from John Hancock New York prior to August 2005

(C) The current charge is 0.40%. We reserve the right to increase the charge to a maximum charge of 0.75% if the GWB is "Stepped-Up" to equal the Contract Value. The charge is deducted on an annual basis from the Contract Value.

(D) The current charge is 0.30%. We reserve the right to increase the charge to a maximum charge of 0.75% if the GWB is "Stepped-Up" to equal the Contract Value. The charge is deducted on an annual basis from the Contract Value

(E) Guaranteed Retirement Income programs could not be purchased if you elected to purchase Principal Plus. The chart below illustrates the availability of he different GRIP programs for John Hancock USA and John Hancock New York.

                           GRIP I            GRIP II           GRIP III
John Hancock USA           not offered       07/2001-05/2003   05/2003-05/2004
John Hancock New York      7/2001-7/2003     12/2002-06/2004   not offered

(F) Subject to state availability, John Hancock USA offered the Triple Protection Death Benefit from December, 2003 through December 2004. This option benefit could not be purchased, however, if you elected to Purchase Principal Plus, GRIP II or GRIP III.

THE NEXT TABLE DESCRIBES THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE FUND'S PROSPECTUS.

TOTAL ANNUAL FUND OPERATING EXPENSES                                                      MINIMUM(A)       MAXIMUM
--------------------------------------------------------------------------------          ----------       -------
Range of expenses that are deducted from fund assets, including management fees,
Rule 12b-1 fees, and other expenses(B)                                                    0.76%            1.87%

----------
(A) For Contracts issued by John Hancock USA prior to May 13, 2002, the range of expenses has a lower minimum of 0.56% because the Separate Account invests in a Class 1 of Fund shares for certain variable investment options available under those Contracts. See Appendix E for more information.

(B) The minimum and maximum expenses shown do not reflect any expense reimbursements or waivers. If such reimbursements or waivers were reflected, the minimum and maximum expenses would be 0.76% and 1.79%, respectively For John Hancock USA Contracts issued prior to May 13, 2002 the minimum and maximum expenses would be 0.56% and 1.79%, respectively. Expense reimbursements may be terminated at any time.

THE FOLLOWING TABLE DESCRIBES THE OPERATING EXPENSES FOR EACH OF THE FUNDS, AS A PERCENTAGE OF THE FUND'S AVERAGE NET ASSETS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2005. MORE DETAIL CONCERNING EACH PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE FUND'S PROSPECTUS AND IN THE NOTES FOLLOWING THE TABLE.

THE FOLLOWING TABLE DESCRIBES TO OPERATING EXPENSES FOR EACH FO THE FUNDS, AS A PERCENTAGE OF THE FUND'S AVERAGE NET ASSETS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2005. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE FUND'S PROSPECTUS AND IN THE NOTES FOLLOWING THE TABLE. YOU SHOULD DISREGARD ANY REFERENCE TO SERIES I SHARES OF THE JOHN HANCOCK TRUST IF YOU CONTRACT WAS ISSUED AFTER MAY 13, 2005. FOR CONTRACTS ISSUED PRIOR TO THAT DATE, WE INVEST THE ASSETS OF EACH SUB-ACCOUNT CORRESPONDING TO A JOHN HANCOCK TRUST FUND IN SERIES I SHARES OF THAT FUND (EXCEPT IN THE CASE OF FUNDS THAT COMMENCED OPERATIONS ON OR AFTER MAY 13, 2002.)

[TO BE UPDATED BY AMENDMENT]


                                                                                                                     TOTAL ANNUAL
FUND                                                           MANAGEMENT FEES   RULE 12B-1 FEES   OTHER EXPENSES      EXPENSES
----------------------------------------                       ---------------   ---------------   --------------    ------------
JOHN HANCOCK TRUST
----------------------------------------
Science & Technology Trust(H)
- Series I
- Series II
                                                               ---------------   ---------------   --------------    ------------
Pacific Rim Trust(H)
- Series I
- Series II
                                                               ---------------   ---------------   --------------    ------------
Health Sciences Trust(H)
- Series I
- Series II
                                                               ---------------   ---------------   --------------    ------------
Emerging Growth Trust
- Series I
- Series II
                                                               ---------------   ---------------   --------------    ------------
Small Cap Growth Trust(A)
- Series I
- Series II
                                                               ---------------   ---------------   --------------    ------------
Emerging Small Company Trust(H)
- Series I
- Series II
                                                               ---------------   ---------------   --------------    ------------
Small Cap Trust(A)
- Series I
- Series II
                                                               ---------------   ---------------   --------------    ------------
Small Cap Index Trust(H)
- Series I
- Series II
                                                               ---------------   ---------------   --------------    ------------
Small Company Trust (+)
- Series I
- Series II
                                                               ---------------   ---------------   --------------    ------------
Dynamic Growth Trust(H)
- Series I
- Series II
                                                               ---------------   ---------------   --------------    ------------
Mid Cap Stock Trust(H)
- Series I
- Series II
                                                               ---------------   ---------------   --------------    ------------
Natural Resources Trust
- Series I
- Series II
                                                               ---------------   ---------------   --------------    ------------
All Cap Growth Trust(H)
- Series I
- Series II
                                                               ---------------   ---------------   --------------    ------------
Strategic Opportunities Trust(H)
- Series I
- Series II
                                                               ---------------   ---------------   --------------    ------------
Financial Services Trust(H)
- Series I
- Series II
                                                               ---------------   ---------------   --------------    ------------
International Opportunities Trust(A)
- Series I
- Series II
                                                               ---------------   ---------------   --------------    ------------
International Stock Trust(H)
- Series I
- Series II
                                                               ---------------   ---------------   --------------    ------------
International Small Cap Trust(H)
- Series I
- Series II
                                                               ---------------   ---------------   --------------    ------------
International Equity Index Trust(A)
- Series I
- Series II
                                                               ---------------   ---------------   --------------    ------------

\

                                                                                                                     TOTAL ANNUAL
FUND                                                           MANAGEMENT FEES   RULE 12B-1 FEES   OTHER EXPENSES      EXPENSES
----------------------------------------                       ---------------   ---------------   --------------    ------------
Overseas Equity Trust(A)
- Series I
- Series II
                                                               ---------------   ---------------   --------------    ------------
American International Trust(G)
- Series I
- Series II
                                                               ---------------   ---------------   --------------    ------------
International Value Trust(H)
- Series I
- Series II
                                                               ---------------   ---------------   --------------    ------------
Quantitative Mid Cap Trust(H)
- Series I
- Series II
                                                               ---------------   ---------------   --------------    ------------
Mid Cap Index Trust(H)
- Series I
- Series II
                                                               ---------------   ---------------   --------------    ------------
Mid Cap Core Trust
- Series I
- Series II
                                                               ---------------   ---------------   --------------    ------------
Global Trust(H)
- Series I
- Series II
                                                               ---------------   ---------------   --------------    ------------
Capital Appreciation Trust(H)
- Series I
- Series II
                                                               ---------------   ---------------   --------------    ------------
American Growth Trust(G)
- Series I
- Series II
                                                               ---------------   ---------------   --------------    ------------
U.S. Global Leaders Growth Trust (+)
- Series I
- Series II
                                                               ---------------   ---------------   --------------    ------------
Quantitative All Cap Trust
- Series I
- Series II
                                                               ---------------   ---------------   --------------    ------------
All Cap Core Trust(H)
- Series I
- Series II
                                                               ---------------   ---------------   --------------    ------------
Large Cap Growth Trust(H)
- Series I
- Series II
                                                               ---------------   ---------------   --------------    ------------
Total Stock Market Index Trust(H)
- Series I
- Series II
                                                               ---------------   ---------------   --------------    ------------
Blue Chip Growth Trust(H)
- Series I
- Series II
                                                               ---------------   ---------------   --------------    ------------
U.S. Large Cap Trust(H)
- Series I
- Series II
                                                               ---------------   ---------------   --------------    ------------
Core Equity Trust (+)
- Series I
- Series II
                                                               ---------------   ---------------   --------------    ------------
Strategic Value Trust(H)
- Series I
- Series II
                                                               ---------------   ---------------   --------------    ------------
Large Cap Value Trust
- Series I
- Series II
                                                               ---------------   ---------------   --------------    ------------

                                                                                                                     TOTAL ANNUAL
FUND                                                           MANAGEMENT FEES   RULE 12B-1 FEES   OTHER EXPENSES      EXPENSES
----------------------------------------                       ---------------   ---------------   --------------    ------------

Classic Value Trust (+)
- Series I
- Series II
                                                               ---------------   ---------------   --------------    ------------
Utilities Trust(H)
- Series I
- Series II
                                                               ---------------   ---------------   --------------    ------------
Real Estate Securities Trust(H)
- Series I
- Series II
                                                               ---------------   ---------------   --------------    ------------
Small Cap Opportunities Trust
- Series I
- Series II
                                                               ---------------   ---------------   --------------    ------------
Small Cap Value Trust(A)
- Series I
- Series II
                                                               ---------------   ---------------   --------------    ------------
Small Company Value Trust(H)
- Series I
- Series II
                                                               ---------------   ---------------   --------------    ------------
Special Value Trust
- Series I
- Series II
                                                               ---------------   ---------------   --------------    ------------
Mid Value Trust
- Series I
- Series II
                                                               ---------------   ---------------   --------------    ------------
Mid Cap Value Trust(H)
- Series I
- Series II
                                                               ---------------   ---------------   --------------    ------------
Value Trust(H)
- Series I
- Series II
                                                               ---------------   ---------------   --------------    ------------
All Cap Value Trust(H)
- Series I
- Series II
                                                               ---------------   ---------------   --------------    ------------
500 Index Trust(H)
- Series I
- Series II
                                                               ---------------   ---------------   --------------    ------------
Fundamental Value Trust(H)
- Series I
- Series II
                                                               ---------------   ---------------   --------------    ------------
Growth & Income Trust(H)
- Series I
- Series II
                                                               ---------------   ---------------   --------------    ------------
Large Cap Trust(A)
- Series I
- Series II
                                                               ---------------   ---------------   --------------    ------------
Quantitative Value Trust (+)
- Series I
- Series II
                                                               ---------------   ---------------   --------------    ------------
American Growth-Income Trust(G)
- Series I
- Series II
                                                               ---------------   ---------------   --------------    ------------
Equity-Income Trust(H)
- Series I
- Series II
                                                               ---------------   ---------------   --------------    ------------
American Blue Chip Income and Growth Trust(G)
- Series I
- Series II
                                                               ---------------   ---------------   --------------    ------------

                                                                                                                     TOTAL ANNUAL
FUND                                                           MANAGEMENT FEES   RULE 12B-1 FEES   OTHER EXPENSES      EXPENSES
----------------------------------------                       ---------------   ---------------   --------------    ------------
Income & Value Trust(H)
- Series I
- Series II
                                                               ---------------   ---------------   --------------    ------------
Global Allocation Trust(H)
- Series I
- Series II
                                                               ---------------   ---------------   --------------    ------------
High Yield Trust(H)
- Series I
- Series II
                                                               ---------------   ---------------   --------------    ------------
U.S. High Yield Bond Trust(A)
- Series I
- Series II
                                                               ---------------   ---------------   --------------    ------------
Strategic Bond Trust(H)
- Series I
- Series II
                                                               ---------------   ---------------   --------------    ------------
Strategic Income Trust (+)
- Series I
- Series II
                                                               ---------------   ---------------   --------------    ------------
Global Bond Trust(H)
- Series I
- Series II
                                                               ---------------   ---------------   --------------    ------------
Investment Quality Bond Trust(H)
- Series I
- Series II
                                                               ---------------   ---------------   --------------    ------------
Total Return Trust(H)
- Series I
- Series II
                                                               ---------------   ---------------   --------------    ------------
Real Return Bond Trust
- Series I
- Series II
                                                               ---------------   ---------------   --------------    ------------
Core Bond Trust(A)
- Series I
- Series II
                                                               ---------------   ---------------   --------------    ------------
Active Bond Trust(A)
- Series I
- Series II
                                                               ---------------   ---------------   --------------    ------------
U.S. Government Securities Trust(H)
- Series I
- Series II
                                                               ---------------   ---------------   --------------    ------------
Money Market Trust(H)
- Series I
- Series II
                                                               ---------------   ---------------   --------------    ------------
Lifestyle Aggressive Trust(H)
- Series I
- Series II
                                                               ---------------   ---------------   --------------    ------------
Lifestyle Growth Trust(H)
- Series I
- Series II
                                                               ---------------   ---------------   --------------    ------------
Lifestyle Balanced Trust(H)
- Series I
- Series II
                                                               ---------------   ---------------   --------------    ------------
Lifestyle Moderate Trust(H)
- Series I
- Series II
                                                               ---------------   ---------------   --------------    ------------
Lifestyle Conservative Trust(H)
- Series I
- Series II
                                                               ---------------   ---------------   --------------    ------------

                                                                                                                     TOTAL ANNUAL
FUND                                                           MANAGEMENT FEES   RULE 12B-1 FEES   OTHER EXPENSES      EXPENSES
----------------------------------------                       ---------------   ---------------   --------------    ------------
PIMCO VARIABLE INSURANCE TRUST - CLASS M SHARES:
                                                               ---------------   ---------------   --------------    ------------
PIMCO VIT All Asset Portfolio
                                                               ---------------   ---------------   --------------    ------------

EXAMPLES --

[TO BE UPDATED BY AMENDMENT]

The following examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner expenses, contract fees, separate account annual expenses and Fund fees and expenses.

JOHN HANCOCK USA VENTURE III CONTRACTS WITH OPTIONAL BENEFIT RIDERS. The following example assumes that you invest $10,000 in a Contract with the Annual Step Death Benefit, GEM, and Principal Plus for Life optional riders. The first example also assumes that your investment has a 5% return each year and assumes the maximum annual contract fee and the maximum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

     Example 1. Maximum Fund operating expenses:

                                                                                   1 YEAR     3 YEARS     5 YEARS    10 YEARS
                                                                                   ------     -------     -------    --------
If you surrender the Contract at the end of the applicable time period:
                                                                                   ------     -------     -------    --------
If you annuitize, or do not surrender the Contract at the end of the applicable time period:
                                                                                   ------     -------     -------    --------

JOHN HANCOCK USA VENTURE III CONTRACTS WITH PREVIOUSLY OFFERED OPTIONAL BENEFIT RIDERS. The following example assumes that you invest $10,000 in a Contract with the Annual Step Death Benefit, GEM and the previously offered GRIP III optional benefit rider. This example also assumes that your investment has a 5% return each year and assumes the maximum annual contract fee and the maximum fees and expenses of any of the Funds that are available to Contracts issued after May 13, 2002. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

     Example 2. Maximum Fund operating expenses- VENTURE III Contract with optional benefit Riders:

                                                                                   1 YEAR     3 YEARS     5 YEARS    10 YEARS
                                                                                   ------     -------     -------    --------
If you surrender the Contract at the end of the applicable time period:
                                                                                   ------     -------     -------    --------
If you annuitize, or do not surrender the Contract at the end of the applicable time period:
                                                                                   ------     -------     -------    --------

JOHN HANCOCK USA VENTURE III CONTRACTS WITH NO OPTIONAL BENEFITS. the following example assumes that you invest $10,000 in a Contract, but with no optional riders. This example also assumes that your investment has a 5% return each year and assumes the average annual contract fee we expect to receive for the Contracts and the minimum fees and expenses of any of the Funds that are available to such Contracts. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

     Example 3. Minimum Fund operating expenses -- VENTURE III Contract with no optional benefit Riders:

                                                                                   1 YEAR     3 YEARS     5 YEARS    10 YEARS
                                                                                   ------     -------     -------    --------
If you surrender the Contract at the end of the applicable time period:
                                                                                   ------     -------     -------    --------
If you annuitize, or do not surrender the Contract at the end of the applicable time period:
                                                                                   ------     -------     -------    --------

JOHN HANCOCK USA PREVIOUSLY ISSUED VENTURE III CONTRACTS ELIGIBLE TO INVEST IN SERIES I SHARES OF THE JOHN HANCOCK TRUST. The next two examples apply to Venture III Contracts issued prior to May 13, 2002 and assume that you invest $10,000 in a Contract and that your investment has a 5% return each year. Example 5 also assumes that we issued the Contract with three optional riders that were available at the time: Annual Step Death Benefit, GEM and GRIP II. This example also assumes the maximum annual contract fee and the maximum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

     Example 4. Maximum Fund operating expenses- Previously issued VENTURE III Contract with optional riders (issued before May 13, 2002)

                                                                                   1 YEAR     3 YEARS     5 YEARS    10 YEARS
                                                                                   ------     -------     -------    --------

If you surrender the Contract at the end of the applicable time period:
                                                                                   ------     -------     -------    --------
If you annuitize, or do not surrender the Contract at the end of the applicable time period:
                                                                                   ------     -------     -------    --------

The sixth example also applies to Contracts issued prior to May 13, 2002. This example assumes that you invest $10,000 in a Contract, but with no optional riders. This example also assumes that your investment has a 5% return each year and assumes the average annual contract fee we expect to receive for the Contracts and the minimum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

     Example 5. Minimum Fund operating expenses -- Previously issued VENTURE III Contract with no optional riders (issued before May 13, 2002):

                                                                                   1 YEAR     3 YEARS     5 YEARS    10 YEARS
                                                                                   ------     -------     -------    --------
If you surrender the Contract at the end of the applicable time period:
                                                                                   ------     -------     -------    --------
If you annuitize, or do not surrender the Contract at the end of the applicable time period:
                                                                                   ------     -------     -------    --------



JOHN HANCOCK NEW YORK VENTURE III CONTRACTS. The following example assumes that you invest $10,000 in a Contract with the Annual Step Death Benefit and Principal Plus for Life optional Riders. The first example also assumes that your investment has a 5% return each year and assumes the maximum annual contract fee and the maximum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

     Example 1. Maximum Fund operating expenses - Currently offered VENTURE III Contract with optional Riders:

                                                                                   1 YEAR     3 YEARS     5 YEARS    10 YEARS
                                                                                   ------     -------     -------    --------
If you surrender the Contract at the end of the applicable time period:
                                                                                   ------     -------     -------    --------
If you annuitize, or do not surrender the Contract at the end of the applicable time period:
                                                                                   ------     -------     -------    --------

The next example assumes that you invest $10,000 in a Contract, but with no optional riders. This example also assumes that your investment has a 5% return each year and assumes the average annual contract fee we expect to receive for the Contracts and the minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

     Example 2. Minimum Fund operating expenses --VENTURE III Contract with no optional riders:

                                                                                   1 YEAR     3 YEARS     5 YEARS    10 YEARS
                                                                                   ------     -------     -------    --------
If you surrender the Contract at the end of the applicable time period:
                                                                                   ------     -------     -------    --------
If you annuitize, or do not surrender the Contract at the end of the applicable time period:
                                                                                   ------     -------     -------    --------

VENTURE III CONTRACTS WITH PREVIOUSLY OFFERED OPTIONAL BENEFITS. The following example assumes that you invest $10,000 in a Contract with the Annual Step Death Benefit and the previously offered GRIP II optional benefit rider. This example also assumes that your Contract has a 5% return each year and assumes the maximum annual contract fee and the maximum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

     Example 3. Maximum Fund operating expenses- VENTURE III Contract with previously offered optional benefit rider:

                                                                                   1 YEAR     3 YEARS     5 YEARS    10 YEARS
                                                                                   ------     -------     -------    --------
If you surrender the Contract at the end of the applicable time period:
                                                                                   ------     -------     -------    --------
If you annuitize, or do not surrender the Contract at the end of the applicable time period:
                                                                                   ------     -------     -------    --------

The fourth example assumes that you invest $10,000 in a Contract, but with no optional riders. This example also assumes that your investment has a 5% return each year and assumes the average annual contract fee we expect to receive for the Contracts and the minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

LOCATION OF FINANCIAL STATEMENTS. Our financial statements and those of the respective Separate Account may be found in the Statements of Additional Information.

        General Information about us, the Variable Accounts and the Funds

THE COMPANIES

================================================================================
We are subsidiaries of Manulife Financial Corporation
================================================================================

Your Contract was issued by either John Hancock USA or John Hancock New York. Please refer to your Contract to determine which Company issued your Contract.

John Hancock USA is a stock life insurance company originally organized under the laws of Maine on August 20, 1955 by a special act of the Maine legislature. John Hancock USA redomesticated under the laws of Michigan on December 30, 1992. John Hancock USA is authorized to transact a life insurance and annuity business in all states (except New York), the District of Columbia, Puerto Rico and the Virgin Islands. Its principal office is located at 601 Congress Street, Boston, Massachusetts 02210-2805.

John Hancock New York is a wholly-owned subsidiary of John Hancock USA and is a stock life insurance company organized under the laws of New York on February 10, 1992. John Hancock New York is authorized to transact a life insurance and annuity business only in the State of New York. Its principal office is located at 100 Summit Lake Drive, Valhalla New York 10595. John Hancock New York also has an Annuity Service Office at 601 Congress Street, Boston, Massachusetts 02210-2805.

The ultimate parent of both companies is Manulife Financial Corporation ("MFC"), a publicly traded company, based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as MANULIFE FINANCIAL.

John Hancock USA and John Hancock New York have received the following ratings from independent rating agencies:

A++                             Superior companies that have a very strong ability to
A.M. Best                       meet-their obligations; 1st category of 16

AA+                             Very strong capacity to meet policyholder and
Fitch                           contract obligations; 2nd category of 24

AA+                             Very strong financial security characteristics; 2nd
Standard & Poor's               category of 21

John Hancock USA has also received the following rating from Moody's:

Aa2 Moody's                      Excellent in financial strength; 3rd category of 21

These ratings, which are current as of the date of this Prospectus and are subject to change, are assigned as a measure of John Hancock USA's and John Hancock New York's ability to honor any guarantees provided by the Contract and any applicable optional Riders, but not specifically to its products, the performance (return) of these products, the value of any investment in these products upon withdrawal or to individual securities held in any Fund.

With respect to the fixed portion of the Contracts issued by John Hancock USA, The Manufacturers Life Insurance Company unconditionally guarantees to make funds available to John Hancock USA for the timely payment of contractual claims under certain John Hancock USA fixed annuity contracts pursuant to a Guarantee Agreement dated March 31, 1996. The guarantee may be terminated by The Manufacturers Life Insurance Company upon notice to John Hancock USA. Termination will not affect The Manufacturers Life Insurance Company's continuing liability with respect to all fixed annuity contracts issued by John Hancock USA prior to the termination of the guarantee except if:

- the liability to pay contractual claims under the Contracts is assumed by another insurer, or

- we are sold and the buyer's guarantee is substituted for The Manufacturers Life Insurance Company's guarantee.

THE SEPARATE ACCOUNTS

We use our Separate Accounts to support the Variable Investment Options you choose.

You do not invest directly in the Funds made available under the Contracts. When you direct or transfer money to a Variable Investment Option, we will purchase shares of a corresponding Fund through one of our Separate Accounts. We hold the Fund's shares in a "sub-account" (usually with a name similar to that of the corresponding Fund) of the applicable Separate Account. A Separate Account's assets (including the Fund's shares) belong to the Company that maintains that Separate Account.

For Contracts issued by John Hancock USA, we purchase and hold Fund shares in JOHN HANCOCK USA SEPARATE ACCOUNT H. John Hancock USA became the owner of this Separate Account in a merger transaction with The Manufacturers Life Insurance Company of North America ("MANULIFE NORTH AMERICA") on January 1, 2002. Manulife North America initially established Separate Account H on August 24, 1984 as a Separate Account under the laws of Delaware. When Manulife North America merged with John Hancock USA, John Hancock USA became the owner of Separate Account H and reestablished it as a Separate Account under the laws of Michigan. As a result of this merger, John Hancock USA became the owner of all of Manulife North America's assets, including the assets of Separate Account H, and assumed all of Manulife North America's obligations including those under its Contracts. The merger had no other effects on the terms and conditions of Contracts issued prior to January 1, 2002.

For Contracts issued by John Hancock New York, we purchase and hold Fund shares in JOHN HANCOCK NEW YORK SEPARATE ACCOUNT A. John Hancock New York established this Separate Account on March 4, 1992 as a Separate Account under the laws of New York.

Each Company's Contracts provide that amounts held in its Separate Account pursuant to its Contracts cannot be reached by any other persons who may have claims against that Company. Each Company's general assets also support its obligations under the Contracts, as well as all of its other obligations and liabilities. These general assets consist of all assets that are not held by the Company in its Separate Account (or in any other of its separate accounts) under variable annuity or variable life insurance Contracts that give their owners a preferred claim on those assets.

We reserve the right, subject to compliance with applicable law, to add other sub-accounts, eliminate existing sub-accounts, combine sub-accounts or transfer assets in one sub-account to another sub-account that we, or an affiliated company, may establish. We will not eliminate existing sub-accounts or combine sub-accounts without the prior approval of the appropriate state or federal regulatory authorities.

We registered the Separate Accounts with the SEC under the Investment Company Act of 1940, as amended (the "1940 Act") as unit investment trusts. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment policies or practices of the Separate Accounts. If a Company determines that it would be in the best interests of persons having voting rights under the Contracts it issues, that Company's Separate Account may be operated as a management company under the 1940 Act or it may be deregistered if 1940 Act registration were no longer required.

THE FUNDS

When you select a Variable Investment Option, we invest your money in a sub-account of our Separate Account and it invests in shares of a corresponding Fund of:

-    the John Hancock Trust, or

- the PIMCO Variable Insurance Trust with respect to the "PIMCO VIT All Asset Portfolio," or


- for certain Contracts issued on and before January 28, 2002, the FAM Variable Series Funds, Inc. with respect to the "Mercury Basic Value V.I. Fund," the "Mercury Value Opportunities V.I. Fund" and the "Mercury Global Allocation V.I. Fund."


THE FUNDS IN THE SEPARATE ACCOUNT ARE NOT PUBLICLY TRADED MUTUAL FUNDS. The Funds are only available to you as investment options in the Contracts or, in some cases, through other variable annuity contracts or variable life insurance policies issued by us or by other life insurance companies. In some cases, the Funds also may be available through participation in certain qualified pension or retirement plans.

The Funds' investment advisers and managers (i.e., subadvisers) may manage publicly traded mutual funds with similar names and investment objectives. However, the Funds are NOT directly related to any publicly traded mutual fund. You should not compare the performance of any Fund described in this Prospectus with the performance of a publicly traded mutual fund. THE PERFORMANCE OF ANY PUBLICLY TRADED MUTUAL FUND COULD DIFFER SUBSTANTIALLY FROM THAT OF ANY OF THE FUNDS HELD IN OUR SEPARATE ACCOUNT.

The table in the Fee Tables section of the Prospectus shows the investment management fees, Rule 12b-1 fees and other operating expenses for these Fund shares as a percentage (rounded to two decimal places) of each Fund's average daily net assets for 2005, except as indicated in the footnotes appearing at the end of the table. Fees and expenses of the Funds are not fixed or specified under the terms of the Contracts and may vary from year to year. These fees and expenses differ for each Fund and reduce the investment return of each Fund. Therefore, they also indirectly reduce the return you will earn on any Separate Account investment options you select.

The John Hancock Trust, the PIMCO Variable Insurance Trust ("PIMCO Trust") and FAM Variable Series Fund, Inc. are so-called "series" type mutual funds and each is registered under the 1940 Act as an open-end management investment company. John Hancock Investment Management Services, LLC ("JHIMS LLC") provides investment advisory services to the John Hancock Trust and receives investment management fees for doing so. JHIMS LLC pays a portion of its investment management fees to other firms that manage the John Hancock Trust's Funds. JHIMS LLC is our affiliate and indirectly benefits from any investment management fees JHIMS LLC retains.

The All Asset Fund of the PIMCO Trust receives investment advisory services from Pacific Investment Management Company LLC ("PIMCO") and pays investment management fees to PIMCO.

The Mercury Basic Value V.I. Fund, Mercury Value Opportunities V.I. Fund, and the Mercury Global Allocation V.I. Fund receive investment advisory services from Merrill Lynch Investment Managers, L.P., doing business as Mercury Advisors. Mercury Advisors has retained Merrill Lynch Asset Management U.K. Limited ("MLAM UK", an affiliate, to act as the investment sub-adviser to the Global Allocation V.I. Fund and may pay MLAM UK a portion of the annual management fee it receives.

If shares of a Fund are no longer available for investment or in our judgment investment in a Fund becomes inappropriate, we may eliminate the shares of a Fund and substitute shares of another Fund, or of another open-end registered investment company. A substitution may be made with respect to both existing investments and the investment of future purchase payments. However, we will make no such substitution without first notifying you and obtaining approval of the SEC (to the extent required by the 1940 Act).

The Funds pay us or certain of our affiliates compensation for some of the distribution, administrative, shareholder support, marketing and other services we or our affiliates provide to the Funds. The amount of this compensation is based on a percentage of the assets of the Fund attributable to the variable insurance products that we and our affiliates issue. These percentages may differ from Fund to Fund and among classes of shares within a Fund. In some cases, the compensation is derived from the Rule 12b-1 fees which are deducted from a Fund's assets and paid for the services we or our affiliates provide to that Fund. In addition, compensation payments of up to 0.45% of assets may be made by a Fund's investment adviser or its affiliates. We pay American Funds Distributors, Inc., the principal underwriter for the American Fund Insurance Series, a percentage of some or all of the amounts allocated to the "American" Funds of the John Hancock Trust for the marketing support services it provides. (See "Distribution of Contracts.") Any of these compensation payments do not, however, result in any charge to you in addition to what is shown in the Total Annual Fund Operating Expenses table.

You bear the investment risk of any Fund you choose as a Variable Investment Option for your Contract. The following table contains a general description of the Funds that we make available under the Contracts. You can find a full description of each Fund, including the investment objectives, policies and restrictions of, and the risks relating to, investment in the Fund in the prospectus for that Fund. You can obtain a copy of a Fund's prospectus, without charge, by contacting us at the Annuity Service Office shown on the first page of this Prospectus. You should read the Fund's prospectus carefully before investing in the corresponding Variable Investment Option.

                                                     JOHN HANCOCK TRUST

                    (We show the Fund's manager (i.e., subadviser) in BOLD above the name of the Fund.)


AIM CAPITAL MANAGEMENT, INC
All Cap Growth Trust                       seeks long-term capital appreciation by investing the Fund's assets under normal market conditions, principally in common stocks of companies that are likely to benefit from new or innovative products, services or processes, as well as those that have experienced above average, long-term growth in earnings and have excellent prospects for future growth.
Mid Cap Core Trust                         seeks long-term growth of capital by investing, normally, at least 80% of its assets in equity securities, including convertible securities, of mid-capitalization companies.
AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.
Small Company Trust                        seeks long-term capital growth by investing, under normal market conditions, primarily in equity securities of smaller-capitalization U.S. companies. The subadviser uses quantitative, computer-driven models to construct the portfolio of stocks for the Small Company Trust.
CAPITAL GUARDIAN TRUST COMPANY
Income & Value Trust                       seeks the balanced accomplishment of (a) conservation of principal and (b)
                                           long-term growth of capital and income by investing the Fund's assets in both equity and fixed-income securities. The subadviser has full discretion to determine the allocation between equity and fixed income securities.
U.S. Large Cap Trust                       seeks long-term growth of capital and income by investing the Fund's assets, under normal market conditions, primarily in equity and equity-related securities of companies with market capitalization greater than $500 million.

                                                     JOHN HANCOCK TRUST

                    (We show the Fund's manager (i.e., subadviser) in BOLD above the name of the Fund.)

CAPITAL RESEARCH MANAGEMENT COMPANY

American Blue Chip Income & Growth Trust   invests all of its assets in Class 2 shares of the Blue Chip Income and Growth
                                           Fund, a series of American Fund Insurance Series. The Blue Chip Income and
                                           Growth Fund invests primarily in common stocks of larger, more established companies based in the U.S. with market capitalizations of $4 billion and above.
American Bond Trust                        invests all of its assets in Class 2 shares of the Bond Trust, a series of
                                           American Fund Insurance Series (master fund). The Bond Trust seeks to maximize current income and preserve capital by normally investing 80% of its assets in bonds, (at least 65% in investment grade debt securities and up to 35% in so-called "junk bonds"), the issuers of which may be domiciled outside the
                                           United States.
American Growth Trust                      invests all of its assets in Class 2 shares of the Growth Fund, a series of
                                           American Fund Insurance Series. The Growth Fund invests primarily in common stocks of companies that appear to offer superior opportunities for growth of capital.
American Growth-Income Trust               invests all of its assets in Class 2 shares of the Growth-Income Fund, a series of American Fund Insurance Series. The Growth-Income Fund invests primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends.
American International Trust               invests all of its assets in Class 2 shares of the International Fund, a series of American Fund Insurance Series. The International Fund invests primarily in common stocks of companies located outside the United States.
DAVIS ADVISORS
Financial Services Trust                   seeks growth of capital by investing primarily in common stocks of financial companies. During normal market conditions, at least 80% of the Fund's net assets (plus any borrowings for investment purposes) are invested in companies that are principally engaged in financial services. A company is "principally engaged" in financial services if it owns financial services-related assets constituting at least 50% of the value of its total assets, or if at least 50%
                                           of its revenues are derived from its provision of financial services.
Fundamental Value Trust                    seeks growth of capital by investing, under normal market conditions, primarily in common stocks of U.S. companies with market capitalizations of at least $5 billion that the subadviser believes are undervalued. The Fund may also invest in U.S. companies with smaller capitalizations.
DECLARATION MANAGEMENT & RESEARCH COMPANY
Active Bond Trust **                       seek income and capital appreciation by investing at least 80% of its assets in a diversified mix of debt securities and instruments.
DEUTSCHE ASSET MANAGEMENT INC.
All Cap Core Trust                         seeks long-term growth of capital by investing primarily in common stocks and other equity securities within all asset classes (small, mid and large cap)
                                           primarily those within the Russell 3000 Index

Dynamic Growth Trust                       seeks long-term growth of capital by investing in stocks and other equity securities of medium-sized U.S. companies with strong growth potential.
Real Estate Securities Trust               seeks to achieve a combination of long-term capital appreciation and current income by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of real estate investment trusts ("REITS") and real estate companies.
FIDELITY MANAGEMENT & RESEARCH COMPANY
Strategic Opportunities Trust              seeks growth of capital by investing primarily in common stocks. Investments may include securities of domestic and foreign issuers, and growth or value stocks or a combination of both.
GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC
U.S. Core Trust (formerly Growth &
Income Trust)                              seeks long-term growth of capital and income, consistent with prudent investment risk, by investing in primarily in a diversified portfolio of common stock of
                                           U.S. issuers which the subadviser believes are of high quality.
International Core Trust (formerly
International Stock Trust)                 seeks long-term growth of capital by investing in stocks and other securities with equity characteristics of companies located in the developed countries that make up the MSCI EAFE Index.
INDEPENDENCE INVESTMENT LLC
Small Cap Trust                            Seeks maximum capital appreciation consistent with reasonable risk to principal by investing, under normal market conditions, at least 80% of its net assets in equity securities of companies whose market capitalization is under $2 billion.
JENNISON ASSOCIATES LLC
Capital Appreciation Trust                 seeks long-term capital growth by investing at least 65% of its total assets in equity-related securities of companies that exceed $1 billion in market capitalization and that the subadviser believes have above-average growth prospects. These companies are generally medium-to-large capitalization companies.
LEGG MASON FUNDS MANAGEMENT, INC.
Core Equity Trust                          seeks long-term capital growth by investing, under normal market conditions, primarily in equity securities that, in the subadviser's opinion, offer the potential for capital growth. The subadviser seeks to purchase securities at large discounts to the subadviser's assessment of their intrinsic value.

                                                     JOHN HANCOCK TRUST

                    (We show the Fund's manager (i.e., subadviser) in BOLD above the name of the Fund.)

LORD ABBETT & CO. LLC
All Cap Value Trust                        seeks capital appreciation by investing in equity securities of U.S. and multinational companies in all capitalization ranges that the subadviser believes are undervalued.
Mid Cap Value Trust                        seeks capital appreciation by investing, under normal market conditions, at least 80% of the Fund's net assets (plus any borrowings for investment purposes)
                                           in mid-sized companies, with market capitalization of roughly $500 million to
                                           $10 billion.
MARISCO CAPITAL MANAGEMENT, LLC
International Opportunities Trust          seeks long-term growth of capital by investing, under normal market conditions, at least 65% of its assets in common stocks of foreign companies that are selected for their long-term growth potential. The Fund may invest in companies of any size throughout the world. The Fund normally invests in issuers from at least three different countries not including the U.S. The Fund may invest in common stocks of companies operating in emerging markets.
MASSACHUSETTS FINANCIAL SERVICES COMPANY
Strategic Value Trust                      seeks capital appreciation by investing, under normal market conditions, at least 65% of its net assets in common stocks and related securities of companies which the subadviser believes are undervalued in the market relative to their long term potential.
Utilities Trust                            seeks capital growth and current income (income above that available from a Fund invested entirely in equity securities) by investing, under normal market conditions, at least 80% of the Fund's net assets (plus any borrowings for investment purposes) in equity and debt securities of domestic and foreign companies in the utilities industry.
MERCURY ADVISORS
Large Cap Value Trust                      seeks long-term growth of capital by investing, under normal market conditions, primarily in a diversified portfolio of equity securities of large cap companies located in the U.S.
MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.) LIMITED
500 Index Trust                            seeks to approximate the aggregate total return of a broad U.S. domestic equity market index by attempting to track the performance of the S&P 500 Composite
                                           Stock Price Index.

Index Allocation Trust                     Seeks long-term growth of capital with current income also a consideration by investing in a number of other index Funds of John Hancock Trust.
Lifestyle Aggressive ***                   seeks to provide long-term growth of capital (current income is not a consideration) by investing 100% of the Lifestyle Trust's assets in other Funds of the Trust ("Underlying Funds") which invest primarily in equity securities.
Lifestyle Balanced ***                     seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis given to capital growth by investing approximately 40% of the Lifestyle Trust's assets in
                                           Underlying Funds which invest primarily in fixed income securities and approximately 60% of its assets in Underlying Funds which invest primarily in equity securities.
Lifestyle Conservative ***                 seeks to provide a high level of current income with some consideration also given to growth of capital by investing approximately 80% of the Lifestyle
                                           Trust's assets in Underlying Funds which invest primarily in fixed income securities and approximately 20% of its assets in Underlying Funds which invest primarily in equity securities.
Lifestyle Growth ***                       seeks to provide long-term growth of capital with consideration also given to current income by investing approximately 20% of the Lifestyle Trust's assets in
                                           Underlying Funds which invest primarily in fixed income securities and approximately 80% of its assets in Underlying Funds which invest primarily in equity securities.
Lifestyle Moderate ***                     seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis given to current income by investing approximately 60% of the Lifestyle Trust's assets in Underlying Funds which invest primarily in fixed income securities and approximately 40% of its assets in Underlying Funds which invest primarily in equity securities.
Mid Cap Index Trust                        seeks to approximate the aggregate total return of a mid cap U.S. domestic equity market index by attempting to track the performance of the S&P Mid Cap
                                           400 Index.
Money Market Trust                         seeks maximum current income consistent with preservation of principal and liquidity by investing in high quality money market instruments with maturities of 397 days or less issued primarily by U. S. entities.
Pacific Rim Trust                          seeks long-term growth of capital by investing in a diversified portfolio that is comprised primarily of common stocks and equity-related securities of corporations domiciled in countries in the Pacific Rim region
Quantitative All Cap Trust                 seeks long-term growth of capital by investing, under normal circumstances, primarily in equity securities of U.S. companies. The Fund will generally focus on equity securities of U.S. companies across the three market capitalization ranges of large, mid and small.
Quantitative Mid Cap Trust                 seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its total assets (plus any borrowings for investment purposes)
                                           in U.S. mid-cap stocks, convertible preferred stocks, convertible bonds and warrants.
Quantitative Value Trust                   seeks long-term capital appreciation by investing primarily in large-cap U.S.
                                           securities with the potential for long-term growth of capital.

--------------------------------------------------------------------------------
                               JOHN HANCOCK TRUST
                 (We show the Fund's manager (i.e., subadviser)
                      in BOLD above the name of the Fund.)
--------------------------------------------------------------------------------
Small Cap Index Trust           seeks to approximate the aggregate total return
                                of a small cap U.S. domestic equity market index
                                by attempting to track the performance of the
                                Russell 2000 Index.
Total Stock Market Index Trust  seeks to approximate the aggregate total return of a broad U.S. domestic equity market index by
                                attempting to track the performance of the
                                Wilshire 5000 Equity Index.
MUNDER CAPITAL MANAGEMENT
Small Cap Opportunities Trust   seeks long-term capital appreciation by
                                investing, under normal circumstances, at least
                                80% of its assets in equity securities of
                                companies with market capitalizations within the
                                range of the companies in the Russell 2000
                                Index.
PACIFIC INVESTMENT MANAGEMENT COMPANY
Global Bond Trust               seeks to realize maximum total return,
                                consistent with preservation of capital and
                                prudent investment management by investing the
                                Fund's assets primarily in fixed income
                                securities denominated in major foreign
                                currencies, baskets of foreign currencies (such
                                as the ECU), and the U.S. dollar.
Real Return Bond Trust          seeks maximum return, consistent with
                                preservation of capital and prudent investment
                                management by investing, under normal market
                                conditions, at least 80% of its net assets in
                                inflation-indexed bonds of varying maturities
                                issued by the U.S. and non-U.S. governments and
                                by corporations.
Total Return Trust              seeks to realize maximum total return,
                                consistent with preservation of capital and
                                prudent investment management by investing,
                                under normal market conditions, at least 65% of
                                the Fund's assets in a diversified portfolio of
                                fixed income securities of varying maturities.
                                The average portfolio duration will normally
                                vary within a three- to six-year time frame
                                based on the subadviser's forecast for interest
                                rates.
PZENA INVESTMENT MANAGEMENT, LLC
Classic Value Trust            seeks long-term growth of capital by investing,
                               under normal market conditions, at least 80% of its net assets in domestic equity securities.
RCM CAPITAL MANAGEMENT LLC
Emerging                       Small Company Trust seeks long-term growth of
                               capital by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in common stock equity securities of companies with market capitalizations that approximately match the range of capitalization of the Russell 2000
                               Growth Index* ("small cap stocks") at the time of purchase.

SALOMON BROTHERS ASSET MANAGEMENT INC
High Yield Trust               seeks to realize an above-average total return
                               over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in high yield debt securities, including corporate bonds and other fixed-income securities.



Special Value Trust            seeks long-term capital growth by investing,
                               under normal circumstances, at least 80% of its
                               net assets in common stocks and other equity
                               securities of companies whose market
                               capitalization at the time of investment is no
                               greater than the market capitalization of
                               companies in the Russell 2000 Value Index.
Strategic Bond Trust           seeks a high level of total return consistent
                               with preservation of capital by giving its
                               subadviser broad discretion to deploy the Fund's
                               assets among certain segments of the fixed
                               income market as the subadviser believes will
                               best contribute to achievement of the Fund's
                               investment objective.
U.S. Government Securities     seeks a high level of current income consistent
Trust                          with preservation of capital and maintenance of
                               liquidity, by investing in debt obligations and
                               mortgage-backed securities issued or guaranteed
                               by the U.S. Government, its agencies or
                               instrumentalities and derivative securities such
                               as collateralized mortgage obligations backed by
                               such securities.
SOVEREIGN ASSET MANAGEMENT LLC
Active Bond Trust **           seek income and capital appreciation by investing
                               at least 80% of its assets in a diversified mix
                               of debt securities and instruments.
Emerging Growth Trust          seeks superior long-term rates of return through
                               capital appreciation by investing, under normal
                               circumstances, primarily in high quality
                               securities and convertible instruments of small-
                               cap U.S. companies
Strategic Income Trust         seeks a high level of current income by
                               investing, under normal market conditions,
                               primarily in foreign government and corporate
                               debt securities from developed and emerging
                               markets; U.S. Government and agency securities;
                               and U.S. high yield bonds.
SSGA FUNDS MANAGEMENT, INC.
International Equity Index     seeks to track the performance of broad-based
Trust A                        equity indices of foreign companies in developed
                               and emerging markets by attempting to track the
                               performance of the MSCI All Country World ex-US
                               Index*.(Series I shares are available for sale to
                               Contracts purchased prior to May 13, 2002; Series
                               II shares are available for sale to Contracts
                               purchased on or after May 13, 2002)
SUSTAINABLE GROWTH ADVISERS,
L.P.
U.S. Global Leaders Growth     seeks long-term growth of capital by investing,
Trust                          under normal market conditions, primarily in
                               common stocks of "U.S. Global Leaders."

--------------------------------------------------------------------------------
                               JOHN HANCOCK TRUST
                 (We show the Fund's manager (i.e., subadviser)
                      in BOLD above the name of the Fund.)
--------------------------------------------------------------------------------
Small Company Value Trust      seeks long-term growth of capital by investing,
                               under normal market conditions, primarily in
                               small companies whose common stocks are believed
                               to be undervalued. Under normal market
                               conditions, the Fund will invest at least 80% of
                               its net assets (plus any borrowings for
                               investment purposes) in companies with a market
                               capitalization that do not exceed the maximum
                               market capitalization of any security in the
                               Russell 2000 Index* at the time of purchase.
T. ROWE PRICE ASSOCIATES, INC.
Blue Chip Growth Trust         seeks to achieve long-term growth of capital
                               (current income is a secondary objective) by
                               investing, under normal market conditions, at
                               least 80% of the Fund's total assets in the
                               common stocks of large and medium-sized blue chip
                               growth companies. Many of the stocks in the Fund
                               are expected to pay dividends.
Equity-Income Trust            seeks to provide substantial dividend income
                               and also long-term capital appreciation by
                               investing primarily in dividend-paying common
                               stocks, particularly of established companies
                               with favorable prospects for both increasing
                               dividends and capital appreciation.
Health Sciences Trust          seeks long-term capital appreciation by
                               investing, under normal market conditions, at
                               least 80% of its net assets (plus any borrowings
                               for investment purposes) in common stocks of
                               companies engaged in the research, development,
                               production, or distribution of products or
                               services related to health care, medicine, or the
                               life sciences (collectively termed "health
                               sciences").
Science & Technology Trust     seeks long-term growth of capital by investing,
                               under normal market condition, at least 80% of
                               its net assets (plus any borrowings for
                               investment purposes) in common stocks of
                               companies expected to benefit from the
                               development, advancement, and use of science and
                               technology. Current income is incidental to the
                               Fund's objective.
TEMPLETON GLOBAL ADVISORS LIMITED
Global Trust                   seeks long-term capital appreciation by
                               investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies located anywhere in the world, including emerging markets.

TEMPLETON INVESTMENT COUNSEL, INC.
International Small Cap Trust  seeks capital appreciation by investing primarily in the common stock of companies located outside
                               the U.S. which have total stock market
                               capitalization or annual revenues of $1.5 billion
                               or less ("small company securities").
International Value Trust      seeks long-term growth of capital by investing,
                               under normal market conditions, primarily in
                               equity securities of companies located outside
                               the U.S., including emerging markets.
UBS GLOBAL ASSET MANAGEMENT
Global Allocation Trust        seeks total return, consisting of long-term
                               capital appreciation and current income, by
                               investing in equity and fixed income securities
                               of issuers located within and outside the U.S.
Large Cap Trust                seeks to maximize total return, consisting of
                               capital appreciation and current income by
                               investing, under normal circumstances, at least
                               80% of its net assets (plus borrowings for
                               investment purposes, if any) in equity securities
                               of U.S. large capitalization companies.
VAN KAMPEN INVESTMENTS
Value Trust                    seeks to realize an above-average total return
                               over a market cycle of three to five years,
                               consistent with reasonable risk, by investing
                               primarily in equity securities of companies with
                               capitalizations similar to the market
                               capitalization of companies in the Russell
                               Midcap Value Index.
WELLINGTON MANAGEMENT COMPANY, LLP
Investment Quality Bond Trust  seeks a high level of current income consistent with the maintenance of principal and liquidity,
                               by investing in a diversified portfolio of
                               investment grade bonds and tends to focus its
                               investment on corporate bonds and U.S. Government
                               bonds with intermediate to longer term
                               maturities. The Fund may also invest up to 20% of
                               its assets in non-investment grade fixed income
                               securities.
Mid Cap Stock Trust            seeks long-term growth of capital
                               by investing primarily in equity securities of
                               mid-size companies with significant capital
                               appreciation potential.
Natural Resources Trust        seeks long-term total return by investing, under
                               normal market conditions, primarily in equity and
                               equity-related securities of natural resource-
                               related companies worldwide.
Small Cap Growth Trust         seeks long-term capital appreciation by
                               investing, under normal market conditions,
                               primarily in small-cap companies that are
                               believed to offer above average potential for
                               growth in revenues and earnings.
WELLS FARGO FUND MANAGEMENT, LLC
Core Bond Trust                seeks total return consisting of income and
                               capital appreciation by investing, under normal market conditions, in a broad range of investment-grade debt securities. The subadviser invests in debt securities that the subadviser believes offer attractive yields and are undervalued relative to issues of similar credit quality and interest rate sensitivity. From time to time, the Fund may also invest in unrated bonds that the subadviser believes are comparable to investment-grade debt securities. Under normal circumstances, the subadviser expects to maintain an overall effective duration range between 4 and 5 1/2 years.

--------------------------------------------------------------------------------
                               JOHN HANCOCK TRUST
                 (We show the Fund's manager (i.e., subadviser)
                      in BOLD above the name of the Fund.)
--------------------------------------------------------------------------------
U.S. High Yield Bond Trust     seeks total return with a high level of current
                               income by investing, under normal market
                               conditions, primarily in below investment-grade
                               debt securities (sometimes referred to as "junk
                               bonds" or high yield securities). The Fund also
                               invests in corporate debt securities and may buy
                               preferred and other convertible securities and
                               bank loans.
**   The Active Bond Trust is subadvised by Declaration Management & Research
LLC and Sovereign Asset Management LLC.

*** Deutsche Asset Management Inc. provides subadvisory consulting services to MFC Global Investment Management (U.S.A.) Limited for the Lifestyle Funds.

                        FAM VARIABLE SERIES FUNDS, INC.(1)
--------------------------------------------------------------------------------
MERCURY ADVISORS
Mercury Basic Value V. I. Fund          The investment objective of
                                        the Fund is to seek capital
                                        appreciation and, secondarily,
                                        income.

Mercury Value Opportunities V.I. Fund   The investment objective of
                                        the Fund is to seek long-term
                                        growth of capital.





MERRILL LYNCH ASSET
MANAGEMENT U.K. LIMITED.
Mercury Global Allocation V.I. Fund     The investment objective of
                                        the Fund is to seek high total
                                        investment return.


(1)not available to Contracts issued on or after January 28, 2002 and with Contracts issued by John Hancock New York.

                         PIMCO VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------
PACIFIC INVESTMENT
MANAGEMENT COMPANY
PIMCO VIT All Asset Portfolio  The portfolio invests primarily in a diversified mix of: (a) common stocks of large and mid sized U.S. companies, and (b) bonds with an overall intermediate term average maturity.

VOTING INTEREST

================================================================================
You instruct us how to vote Fund shares.
================================================================================

We will vote Fund shares held in a Separate Account at any Fund shareholder meeting in accordance with voting instructions received from the persons having the voting interest under the Contract. We will determine the number of Fund shares for which voting instructions may be given not more than 90 days prior to the meeting. We will arrange for proxy materials to be distributed to each person having the voting interest under the Contract together with appropriate forms for giving voting instructions. We will vote all Fund shares that we hold (including our own shares and those we hold in the Separate Account for Contract Owners) in proportion to the instructions so received.

During the Accumulation Period, the Contract Owner has the voting interest under a Contract. We determine the number of votes for each Fund for which voting instructions may be given by dividing the value of the investment account corresponding to the sub-account in which such Fund shares are held by the net asset value per share of that Fund.

During the Pay-out Period, the Annuitant has the voting interest under a Contract. We determine the number of votes as to each Fund for which voting instructions may be given by dividing the reserve for the Contract allocated to the sub-account in which such Fund shares are held by the net asset value per share of that Fund. Generally, the number of votes tends to decrease as annuity benefit payments progress since the amount of reserves attributable to a Contract will usually decrease after commencement of annuity benefit payments. We will determine the number of Fund shares for which voting instructions may be given not more than 90 days prior to the meeting.

We reserve the right to make any changes in the voting rights described above that may be permitted by the federal securities laws, regulations, or interpretations thereof.

                           Description of the Contract
ELIGIBLE PLANS

The Contract may be issued to fund plans qualifying for special income tax treatment under the Internal Revenue Code of 1986, as amended (the "CODE"), such as individual retirement accounts and annuities, pension and profit-sharing plans for corporations and sole proprietorships/partnerships ("H.R. 10" and "Keogh" plans), tax-sheltered annuities, and state and local government deferred compensation plans (see "QUALIFIED RETIREMENT PLANS"). The Contract is also designed so that it may be used with non-qualified retirement plans, such as payroll savings plans and such other groups (with or without a trustee) as may be eligible under applicable law.

ACCUMULATION PERIOD PROVISIONS

Purchase Payments

================================================================================
Initial Purchase Payments usually must have been at least $10,000, subsequent ones at least $30, and total Purchase Payments no more than $1 million (without our approval).
================================================================================

You make Purchase Payments to us at our Annuity Service Office. The minimum initial Purchase Payment was $10,000. Subsequent Purchase Payments must be at least $30. You may make Purchase Payments at any time. Purchase Payments must be in U.S. dollars. Purchase Payments may be automatically withdrawn from your bank account on a periodic basis. If a Purchase Payment would cause your Contract Value to exceed $1,000,000 or your Contract Value already exceeds $1,000,000, we must grant our approval in order for you to make the Purchase Payment.

We may have reduced or eliminated the minimum initial purchase payment requirement, upon your request and as permitted by state law, in the following circumstances:

You purchased your Contract through a 1035 exchange or a qualified plan transfer of an existing Contract(s) issued by another carrier(s) AND at the time of application, the value of your existing Contract(s) met or exceeded the applicable minimum initial purchase payment requirement AND prior to our receipt of such 1035 monies, the value dropped below the applicable minimum initial purchase payment requirement due to market conditions.

- You purchased more than one new Contract and such Contracts cannot be combined AND the average initial purchase payments for these new Contracts was equal to or greater than $50,000.

- You and your spouse each purchased at least one new Contract AND the average initial purchase payments for the new Contract(s) was equal to or greater than $50,000.

- You purchased multiple contracts issued in conjunction with a written Retirement Savings Plan (either qualified and non-qualified), for the benefit of plan participants AND the annuitant under each Contract was a plan participant AND the average initial purchase payment for these new Contracts was equal to or greater than $50,000.

If permitted by state law, we may cancel a Contract at the end of any two consecutive Contract Years in which no purchase payments have been made, if both:

- the total purchase payments made over the life of the Contract, less any withdrawals, are less than $2,000; and

-    the Contract Value at the end of such two year period is less than $2,000.

Contracts issued by John Hancock New York may be cancelled at the end of any three consecutive Contract Years in which no purchase payments have been made as described above. We may vary the cancellation of Contract privileges in certain other states in order to comply with state insurance laws and regulations. If we cancel your Contract, we will pay you the Contract Value computed as of the valuation period during which the cancellation occurs, minus the amount of any outstanding loan. The amount paid will be treated as a withdrawal for federal tax purposes and thus may be subject to income tax and to a 10% penalty tax (see "FEDERAL TAX MATTERS").

You designate how your purchase payments are to be allocated among the investment options. You may change the allocation of subsequent purchase payments at any time by notifying us in writing (or by telephone or electronically if you comply with our telephone or electronic transaction procedures described herein).

Accumulation Units

During the Accumulation Period, we established an investment account for you for each Variable Investment Option to which you allocate a portion of your Contract Value. We credit amounts to those investment accounts in the form of accumulation units. Accumulation units are units of measure used to calculate the value of the variable portion of your Contract during the Accumulation Period. The number of accumulation units to be credited to each investment account is determined by dividing the amount allocated to that investment account by the value of an accumulation unit for that investment account next computed after the Purchase Payment is received at our Annuity Service Office complete with all necessary information or, in the case of the first Purchase Payment, pursuant to the procedures described below.

We usually credited initial Purchase Payments received by mail on the BUSINESS DAY on which they were received at our Annuity Service Office, and in any event not later than two Business Days after our receipt of all information necessary for issuing the Contract. We will credit subsequent Purchase Payments on the Business Day they are received at our Annuity Service Office. We would have informed you of any deficiencies preventing processing if your Contract could not have been issued. If the deficiencies were not remedied within five Business Days after receipt, we would have returned your Purchase Payment promptly, unless you specifically consented to our retaining your Purchase Payment until all necessary information was received. We credited initial Purchase Payments received by wire transfer from broker-dealers on the Business Day received by us if the broker-dealers had made special arrangements with us.

Value of Accumulation Units

The value of your accumulation units will vary from one business day to the next depending upon the investment results of the investment options you select. The value of an accumulation unit for each sub-account was arbitrarily set at $10 or $12.50 for the first business day under other contracts we have issued. The value of an accumulation unit for any subsequent business day is determined by multiplying the value of an accumulation unit for the immediately preceding business day by the net investment factor for that sub-account (described below) for the business day for which the value is being determined. Accumulation units will be valued as of the end of each business day. A business day is deemed to end at the time of the determination of the net asset value of the shares of a portfolio.

Net Investment Factor

The net investment factor is an index used to measure the investment performance of a sub-account from one business day to the next (the "VALUATION PERIOD"). The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same. The net investment factor for each sub-account for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result:

Where (a) is:

- the net asset value per share of a portfolio share held in the sub-account determined at the end of the current valuation period, plus,

- the per share amount of any dividend or capital gain distributions made by the portfolio on shares held in the sub-account if the "ex-dividend" date occurs during the current valuation period.

Where (b) is the net asset value per share of a portfolio share held in the sub-account determined as of the end of the immediately preceding valuation period.

Where (c) is a factor representing the charges deducted from the sub-account on a daily basis for Separate Account Annual Expenses

Transfers Among Investment Options

During the accumulation period, you may transfer amounts among the variable account investment options and from those investment options to the fixed account investment options, subject to the restrictions set forth below.

You may make a transfer by providing written notice to us, by telephone or by other electronic means that we may provide through the internet (See "TELEPHONE AND ELECTRONIC TRANSACTIONS"). Accumulation units will be canceled from the investment account from which you transfer amounts and credited to the investment account to which you transfer amounts. Your Contract Value on the date of the transfer will not be affected by a transfer. You must transfer at least $300 or, if less, the entire value of the investment account. If after the transfer the amount remaining in the investment account is less than $100, then we will transfer the entire amount instead of the requested amount.

Currently, we do not impose a charge for transfer requests. The first twelve transfers in a Contract Year are free of any transfer charge. For each additional transfer in a Contract Year, we do not currently assess a charge but reserve the right (to the extent permitted by your Contract) to assess a reasonable charge (not to exceed the lesser of $25 or 2% of the amount transferred) to reimburse us for the expenses of processing transfers.

================================================================================
We have adopted a policy and procedures to restrict frequent transfers of Contract Value among variable investment options.
================================================================================

Variable investment options in variable annuity and variable life insurance products can be a prime target for abusive transfer activity because these products value their variable investment options on a daily basis and allow transfers among variable investment options without immediate tax consequences. As a result, some investors may seek to frequently transfer into and out of variable investment options in reaction to market news or to exploit some perceived pricing inefficiency. Whatever the reason, long-term investors in a variable investment option can be harmed by frequent transfer activity since such activity may expose the variable investment options underlying a portfolio to increased portfolio transaction costs and/or disrupt the portfolio manager's ability to effectively manage a portfolio in accordance with its investment objective and policies, both of which may result in dilution with respect to interests held for long-term investment.

To discourage disruptive frequent trading activity, we have adopted a policy for the Separate Accounts to restrict transfers to two per calendar month per Contract, with certain exceptions, and procedures to count the number of transfers made under a Contract. Under the current procedures of the Separate Accounts, we count all transfers made during the period from the opening of trading each day the net asset value of the shares of a Fund are determined (usually 9 a.m.) to the close of trading that day (the close of day-time trading of the New York Stock Exchange (usually 4 p.m.)) as a SINGLE transfer. We do NOT count: (a) scheduled transfers made pursuant to our Dollar Cost Averaging program or our Asset Rebalancing Program, (b) transfers from a fixed investment option at the end of its guarantee period, (c) transfers made within a prescribed period before and after a substitution of underlying Funds and (d) transfers made during the pay-out period (these transfers are subject to a 30 day notice requirement, however, as described in the "Transfers During Pay-out Period" section of this Prospectus). Under the Separate Accounts' policies and procedures, Contract Owners may transfer to a Money Market investment option even if the two transfer per month limit has been reached if 100% of the Contract Value in all variable investment options is transferred to that Money Market investment option. If such a transfer to a Money Market investment option is made, for a 30 calendar day period after such transfer, no subsequent transfers from that Money Market investment option to another variable account investment option may be made. We apply the Separate Accounts' policies and procedures uniformly to all Contract Owners.

We reserve the right to take other actions to restrict trading, including, but not limited to:

-    restricting the number of transfers made during a defined period,

-    restricting the dollar amount of transfers,

- restricting the method used to submit transfers (e.g., requiring transfer requests to be submitted in writing via U.S. mail), and

-    restricting transfers into and out of certain subaccounts.

In addition, we reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the Funds. We also reserve the right to modify or terminate the transfer privilege at any time (to the extent permitted by applicable law).

While we seek to identify and prevent disruptive frequent trading activity, it is not always possible to do so. Therefore, no assurance can be given that the restrictions we impose will be successful in restricting disruptive frequent trading activity and avoiding harm to long-term investors.

Maximum Number of Investment Options

There is no limit on the number of investment options to which you may allocate purchase payments.

Telephone and Electronic Transactions

================================================================================
We permit you to make certain types of transactions by telephone or electronically through the internet.
================================================================================

We will automatically permit you to request transfers and withdrawals by telephone. We will also permit you to access information about your Contract, request transfers and perform some transactions (other than withdrawals) electronically through the internet. You can contact us at the respective telephone number or internet address shown on the first page of this Prospectus.

To access information and perform electronic transactions through our website, you will be required to create an account with a username and password, and maintain a valid e-mail address. You may also authorize other people to make certain transaction requests by telephone or electronically through the internet by sending us instructions in a form acceptable to us.

We will not be liable for following instructions communicated by telephone or electronically that we reasonably believe to be genuine. We will employ reasonable procedures to confirm that instructions we receive are genuine. Our procedures require you to provide information to verify your identity when you call us and we will record all conversations with you. When someone contacts us by telephone and follows our procedures, we will assume that you are authorizing us to act upon those instructions. For electronic transactions through the internet, you will need to provide your username and password. You are responsible for keeping your password confidential and must notify us of:

-    Any loss or theft of your password, or

-    Any unauthorized use of your password.

We may only be liable for any losses due to unauthorized or fraudulent instructions where we fail to employ our procedures properly.

All transaction instructions we receive by telephone or electronically will be followed by a confirmation statement of the transaction. Transaction instructions we receive by telephone or electronically before the close of the New York Stock Exchange, which is usually 4:00 p.m. Eastern time on any Valuation Day, will usually be effective at the end of that day. Your ability to access or transact business electronically may be limited due to circumstances beyond our control, such as system outages, or during periods when our telephone lines or our website may be busy. We may, for example, experience unusual volume during periods of substantial market change.

We may suspend, modify or terminate our telephone or electronic transaction procedures at any time. We may, for example, impose limits on the maximum withdrawal amount available to you through a telephone transaction. Also, as stated earlier in this Prospectus, we have imposed restrictions on transfers and reserve the right to take other actions to restrict trading, including the right to restrict the method used to submit transfers (e.g., by requiring transfer requests to be submitted in writing via U.S. mail). We also reserve the right to suspend or terminate the transfer privilege altogether with respect to anyone who we feel are abusing the privilege to the detriment of others.

Special Transfer Services - Dollar Cost Averaging

================================================================================
Dollar Cost Averaging and Asset Rebalancing programs are available.
================================================================================

We administer a Dollar Cost Averaging ("DCA") program. If you enter into a DCA agreement, you may instruct us to transfer monthly a predetermined dollar amount from any variable investment option, the one-year fixed investment option, or the DCA fixed investment option to other variable investment options until the amount in the investment option from which the transfer is made is exhausted. The DCA fixed investment option may be established under the DCA program to make automatic transfers. Only Purchase Payments (and not existing Contract Values) may be allocated to the DCA fixed investment option. If the DCA fixed investment option is elected, the amounts allocated to this account will be credited with interest at the guaranteed interest rate in effect on the date of such allocation.

From time to time, we may offer special DCA programs where the rate of interest credited to a fixed investment option exceeds our actual earnings on the supporting assets, less appropriate risk and expense adjustments. In such case, any amounts credited to your account in excess of amounts earned by us on the assets in the general account will be recovered from existing charges described in your Contract. Your Contract charges will not increase as a result of electing to participate in any special DCA program.

The DCA program is generally suitable if you are making a substantial deposit and desire to control the risk of investing at the top of a market cycle. The DCA program allows investments to be made in equal installments over time in an effort to reduce that risk. Therefore, a lower purchase price may be achieved over the long-term by purchasing more accumulation units of a particular sub-account when the unit value is low; less when the unit value is high. However, the DCA program does not guarantee profits or prevent losses in a declining market and requires regular investment regardless of fluctuating price levels. Contract Owners interested in the DCA program should consider their financial ability to continue purchases through periods of low price levels. If you are interested in the DCA program, you may elect to participate in the program on the appropriate application or you may obtain a separate authorization form and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the DCA program.

Asset Rebalancing Program

We administer an Asset Rebalancing Program which enables you to specify the percentage levels you would like to maintain in particular Funds. Your Contract Value will be automatically rebalanced pursuant to the schedule described below to maintain the indicated percentages by transfers among the Funds. (Fixed investment options are not eligible for participation in the Asset Rebalancing Program.) The entire value of the variable investment options must be included in the Asset Rebalancing Program. Other investment programs, such as the DCA program, or other transfers or withdrawals may not work in concert with the Asset Rebalancing Program. Therefore, you should monitor your use of these other programs and any other transfers or withdrawals while the Asset Rebalancing Program is being used. If you are interested in the Asset Rebalancing Program, you may obtain a separate authorization form and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the Asset Rebalancing Program.

Asset rebalancing will only be permitted on the following time schedules:

- quarterly on the 25th day of the last month of the calendar quarter (or the next business day if the 25th is not a business day);

- semi-annually on June 25th and December 26th (or the next business day if these dates are not business days); or

- annually on December 26th (or the next business day if December 26th is not a business day).

Withdrawals

================================================================================
You may withdraw all or a portion of your Contract Value, but may incur withdrawal charges or tax liability as a result.
================================================================================

During the accumulation period, you may withdraw all or a portion of your Contract Value upon written request (complete with all necessary information) to our Annuity Service Office. You may make withdrawals by telephone as described above under "Telephone and Electronic Transactions." For certain qualified contracts, exercise of the withdrawal right may require the consent of the qualified plan participant's spouse under the Code. In the case of a total withdrawal, we will pay the Contract Value as of the date of receipt of the request at our Annuity Service Office, minus any unpaid loans and any applicable withdrawal charge. The Contract then will be canceled. In the case of a partial withdrawal, we will pay the amount requested and cancel accumulation units credited to each investment account equal in value to the amount withdrawn from that investment account plus any applicable withdrawal charge deducted from that investment account.

When making a partial withdrawal, you should specify the investment options from which the withdrawal is to be made. The amount requested from an investment option may not exceed the value of that investment option minus any applicable withdrawal charge. If you do not specify the investment options from which a partial withdrawal is to be taken, the withdrawal will be taken from the variable investment options until exhausted and then from the fixed investment option, beginning with the shortest remaining guarantee period first and ending with the longest remaining guarantee period last. If the partial withdrawal is less than the total value in the variable investment options, the withdrawal will be taken proportionately from all of your variable investment options. For rules governing the order and manner of withdrawals from the fixed investment option, see "FIXED INVESTMENT OPTION".

There is no limit on the frequency of partial withdrawals; however, the amount withdrawn must be at least $300 or, if less, the entire balance in the investment option. If after the withdrawal (and deduction of any withdrawal charge) the amount remaining in the investment option is less than $100, we will treat the partial withdrawal as a withdrawal of the entire amount held in the investment option. If a partial withdrawal plus any applicable withdrawal charge would reduce the Contract Value to less than $300, we will treat the partial withdrawal as a total withdrawal of the Contract Value.

The amount of any withdrawal from the variable investment options will be paid promptly, and in any event within seven days of receipt of the request, complete with all necessary information at our Annuity Service Office, except that we reserve the right to defer the right of withdrawal or postpone payments for any period when:

- the New York Stock Exchange is closed (other than customary weekend and holiday closings),

-    trading on the New York Stock Exchange is restricted,

- an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets, or

- the SEC, by order, so permits for the protection of security holders; provided that applicable rules and regulations of the SEC shall govern as to whether trading is restricted or an emergency exists.

Withdrawals from the Contract may be subject to income tax and a 10% IRS penalty tax (see "FEDERAL TAX MATTERS"). Withdrawals are permitted from Contracts issued in connection with Section 403(b) qualified plans only under limited circumstances (see "APPENDIX D - QUALIFIED PLAN TYPES").

Special Withdrawal Services -- The Income Plan

================================================================================
Systematic "Income Plan" withdrawals are available.
================================================================================

We administer an Income Plan ("IP") which permits you to pre-authorize a periodic exercise of the contractual withdrawal rights described above. After entering into an IP agreement, you may instruct us to withdraw a level dollar amount from specified investment options on a periodic basis. The total of IP withdrawals in a Contract Year is limited to not more than 10% of the purchase payments made (to ensure that no withdrawal charge will ever apply to an IP withdrawal). If additional withdrawals, outside the IP program, are taken from a Contract in the same Contract Year in which an IP program is in effect, IP withdrawals taken after the free withdrawal amount has been exceeded are subject to a withdrawal charge. The IP is not available to contracts participating in the DCA program or for which purchase payments are being automatically deducted from a bank account on a periodic basis. IP withdrawals, like other withdrawals, may be subject to income tax and a 10% IRS penalty tax. If you are interested in an IP, you may obtain a separate authorization form and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the IP program.

Death Benefit During the Accumulation Period

================================================================================
If you die during the accumulation period, your beneficiary will receive a death benefit that might exceed your Contract Value.
================================================================================

In General. The Contracts described in this Prospectus generally provide for distribution of death benefits if a Contract Owner dies before a Contract's Maturity Date. The minimum death benefits provided under the Contracts differ, depending on when you purchased a Contract, our maximum limits on Death Benefits at that time, the jurisdiction in which we issued a Contract, and the age of the oldest owner on the date of issue. In addition, you may have purchased a Contract with an optional death benefit rider that will enhance the amount of death benefit. You should read your Contract carefully to determine the minimum Death Benefit and any enhanced Death Benefit payable during the accumulation period.

Amount of Death Benefit. The death benefit under the Contracts is the greater of:

-    the Contract Value; or

-    the Minimum Death Benefit.

We will decrease the death benefit by the amount of any debt under a Contract (including any unpaid interest), and adjust the death benefit if you make withdrawals. We will increase the death benefit by any enhanced death benefit riders that you may have purchased. (See "Appendix __ - Description of Optional Enhanced Death Benefit Riders".)

Minimum Death Benefit.  We determine the Minimum Death Benefit as follows:

- Minimum Death Benefit equals the total amount of purchase payments, less any amounts deducted in connection with partial withdrawals.

We reduce the Minimum Death Benefit proportionally in connection with partial withdrawals. The amount deducted equals the death benefit under your Contract before the withdrawal times the ratio of the partial withdrawal amount divided by your Contract Value before the withdrawal.

We may reset the Minimum Death Benefit to equal the Contract Value on the date you substitute or add any Contract Owner. For purposes of subsequent calculations of the death benefit prior to the maturity date, the Contract Value on the date of the change will be treated as a payment made on that date. This treatment of Contract Value as a payment is not included in cumulative purchase payments and is not eligible for a payment enhancement. In addition, all payments made and all amounts deducted in connection with partial withdrawals prior to the date of the change will not be considered in the determination of the death benefit. No such change in death benefit will be made if the person whose death will cause the death benefit to be paid is the same after the change in ownership or if ownership is transferred to the owner's spouse.

DETERMINATION OF DEATH BENEFIT. We determine the death benefit on the date we receive written notice and "proof of death" as well as all required claims forms from all beneficiaries at our the respective Annuity Service Office shown on the first page of this Prospectus. No one is entitled to the death benefit until this time. Proof of death occurs when we receive one of the following at our respective Annuity Service Office:

-    a certified copy of a death certificate or;

- a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

-    any other proof satisfactory to us.

If any Owner is not a natural person, the death of any Annuitant will be treated as the death of an Owner. On the death of the last surviving Annuitant, the Owner, if a natural person, will become the Annuitant unless the Owner designates another person as the Annuitant.

DISTRIBUTION OF DEATH BENEFITS. The following discussion applies principally to distribution of death benefits upon the death of an Owner under contracts that are not issued in connection with qualified plans, i.e., "non-qualified contracts." Tax law requirements applicable to qualified plans, including IRAs, and the tax treatment of amounts held and distributed under such plans, are quite complex. Accordingly, if your Contract is used in connection with a qualified plan, you should seek competent legal and tax advice regarding requirements governing the distribution of benefits, including death benefits, under the plan. In particular, if you intend to use the Contract in connection with a qualified plan, including an IRA, you and your tax advisor should consider that there is some uncertainty as to the income tax effects of the death benefit on qualified plans, including IRAs. (See "FEDERAL TAX MATTERS" and Appendix J __ "Qualified Plan Types".)

In designating beneficiaries you may impose restrictions on the timing and manner of payment of death benefits. The description of death benefits in this prospectus does not reflect any of the restrictions that could be imposed, and it should be understood as describing what will happen if the Contract Owner chooses not to restrict death benefits under the Contract. If the Contract Owner imposes restrictions, those restrictions will govern payment of the death benefit.

We will pay the death benefit to the beneficiary if any Owner dies before the maturity date. If there is a surviving Contract Owner, that Contract Owner will be deemed to be the beneficiary. If any owner is not a natural person, the death of any annuitant will be treated as the death of an owner. On the death of the last surviving annuitant, the owner, if a natural person, will become the annuitant unless the owner designates another person as the annuitant.

The death benefit may be taken in the form of a lump sum immediately. If so, we will pay death benefits under our current administrative procedures within seven calendar days of the date that we determine the amount of the death benefit, subject to postponement under the same circumstances that payment of withdrawals may be postponed (see "WITHDRAWALS").

If the death benefit payable upon the death of an Owner is not taken as a lump sum under our current administrative procedures, the Contract will continue subject to the following:

-    The beneficiary will become the Contract Owner.

- Any excess of the death benefit over the Contract Value will be allocated to the owner's investment accounts in proportion to their relative values on the date of receipt at our Annuity Service Office of due proof of the owner's death.

-    No additional purchase payments may be made.

-    Withdrawal charges will be waived for all future distributions.

- If the deceased owner's spouse is the beneficiary, the surviving spouse continues the Contract as the new owner. In this case, the distribution rules applicable when a Contract Owner dies will apply when the spouse, as the owner, dies. In addition, a death benefit will be paid upon the death of the spouse. For purposes of calculating the death benefit payable upon the death of the spouse (excluding any optional benefits), the death benefit paid upon the first owner's death will be treated as a purchase payment to the Contract. This purchase payment is not eligible for a payment enhancement and, when calculating the payment enhancement for subsequent purchase payments, it will not be included in cumulative purchase payments. In addition, all payments made and all amounts deducted in connection with partial withdrawals prior to the date of the first owner's death will not be considered in the determination of the spouse's death benefit.

- If the beneficiary is not the deceased owner's spouse, distribution of the owner's entire interest in the Contract must be made within five years of the owner's death, or alternatively, distribution may be made as an annuity, under one of the annuity options described below under "Annuity Options," which must begin within one year of the owner's death and is payable over the life of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary. (See "ANNUITY OPTIONS" below.) If the distribution is not made as an annuity, upon the death of the beneficiary, the death benefit will equal the Contract Value and must be distributed immediately in a single sum.

- Alternatively, if the Contract is not a qualified contract and if the beneficiary is not the deceased owner's spouse, distribution of the owner's entire interest in the Contract may be made as a series of withdrawals over the beneficiary's life expectancy. If this form of distribution is selected, the beneficiary may not reduce or stop the withdrawals but may in any year withdraw more than the required amount for that year. If life expectancy withdrawals have been selected and the initial beneficiary dies while value remains in the Contract, a successor beneficiary may either take a lump sum distribution of the remaining balance or continue periodic withdrawals according to the original schedule based on the initial beneficiary's life expectancy.

Enhanced Death Benefit Riders

Your VENTURE III Contract may include one or more of the following enhanced death benefit Riders:

-    Annual Step Death Benefit,

-    Guaranteed Earnings Multiplier or "GEM" benefit, and

-    Triple Protection Death Benefit or "T-Pro".

These optional death benefit riders under the Contracts were not available in all states, and were subject to our underwriting rules at the time you purchased your Contract.

For an extra fee, these optional death benefit riders could enhance the Minimum Death Benefit benefit payable under your Contract, subject to the terms and limitations contained in the rider. We provide a general description of each of these riders in Appendix ___ to this Prospectus.

YOU SHOULD CAREFULLY REVIEW YOUR CONTRACT, AND ANY ATTACHED RIDERS, FOR COMPLETE INFORMATION ON BENEFITS, CONDITIONS AND LIMITATIONS OF ANY OPTIONAL ENHANCED DEATH BENEFIT RIDES THAT YOU MAY HAVE PURCHASED.

PAY-OUT PERIOD PROVISIONS

General

Annuity benefit payments may be paid in several ways.
Generally, we will begin paying annuity benefits to the annuitant under the Contract on the Contract's maturity date (the first day of the pay-out period). The maturity date is the date specified on your Contract's specifications page, unless you change that date. If no date is specified, the maturity date is the first day of the month following the later of the 85th birthday of the oldest annuitant or the tenth Contract Anniversary. You may specify a different maturity date at any time by written request at least one month before both the previously specified and the new maturity date. The new maturity date may not be later than the previously specified maturity date unless we consent. Maturity dates which occur when the annuitant is at an advanced age, e.g., past age 85, may have adverse income tax consequences (see "FEDERAL TAX MATTERS"). For John Hancock New York Contracts, the maximum maturity date will be the date the oldest annuitant obtains age 90. Distributions from qualified contracts may be required before the maturity date.

You may select the frequency of annuity benefit payments. However, if the Contract Value at the maturity date is such that a monthly payment would be less than $20, we may pay the Contract Value, minus any unpaid loans, in one lump sum to the annuitant on the maturity date.

Annuity Options

Annuity benefit payments are available under the Contract on a fixed, variable, or combination fixed and variable basis. Upon purchase of the Contract, and at any time during the accumulation period, you may select one or more of the annuity options described below on a fixed and/or variable basis or choose an alternate form of payment acceptable to us. If an annuity option is not selected, we will provide as a default option a life annuity with payments guaranteed for ten years as described below. Annuity benefit payments will be determined based on the Investment Account Value of each investment option at the maturity date. IRS regulations may preclude the availability of certain annuity options in connection with certain qualified contracts. Once annuity benefit payments commence, the annuity option may not be changed and the form of settlement may not be changed.

Please read the description of each annuity option carefully. In general, a non-refund life annuity provides the highest level of payments. However, because there is no guarantee that any minimum number of payments will be made, an annuitant may receive only one payment if the annuitant dies prior to the date the second payment is due. Annuities with payments guaranteed for a certain number of years may also be elected but the amount of each payment will be lower than that available under the non-refund life annuity option.

The following annuity options are guaranteed in the Contract.

         OPTION 1(a): NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetime of the annuitant. No payments are due after the death of the annuitant. Because there is no guarantee that any minimum number of payments will be made, an annuitant may receive only one payment if the annuitant dies prior to the date the second payment is due.

         OPTION 1(b): LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the annuitant. Because payments are guaranteed for 10 years, annuity benefit payments will be made to the end of such period if the annuitant dies prior to the end of the tenth year.

         OPTION 2(a): JOINT & SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetimes of the annuitant and a designated co-annuitant. No payments are due after the death of the last survivor of the annuitant and co-annuitant. Because there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.

         OPTION 2(b): JOINT & SURVIVOR LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetimes of the annuitant and a designated co-annuitant.

         Because payments are guaranteed for 10 years, annuity benefit payments will be made to the end of such period if both the annuitant and the co-annuitant die prior to the end of the tenth year.

In addition to the foregoing annuity options which we are contractually obligated to offer at all times, we currently offer the following annuity options. We may cease offering the following annuity options at any time and may offer other annuity options in the future.

         OPTION 3: LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 5, 15 OR 20 YEARS - An Annuity with payments guaranteed for 5, 15 or 20 years and continuing thereafter during the lifetime of the annuitant. Because payments are guaranteed for the specific number of years, annuity benefit payments will be made to the end of the last year of the 5, 15 or 20 year period.

         OPTION 4: JOINT & TWO-THIRDS SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with full payments during the joint lifetime of the annuitant and a designated co-annuitant and two-thirds payments during the lifetime of the survivor. Because there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.

         OPTION 5: PERIOD CERTAIN ONLY ANNUITY FOR 10, 15 OR 20 YEARS - An annuity with payments for a 10, 15 or 20 year period and no payments thereafter.

FULL SURRENDERS DURING THE PAY-OUT PERIOD. You may surrender your Contract, after the pay-out period has begun, only if you have selected a variable pay-out under Option 5: Period Certain Only Annuity for 10, 15, or 20 years. Under this option, we will pay you the Commuted Value of your Contract minus any applicable Withdrawal Charges. The Commuted Value is determined on the day we receive your written request for Surrender.

If you elect to take the entire Commuted Value of the remaining annuity benefit payments due in the Period Certain, no future annuity benefit payments will be made.

PARTIAL SURRENDERS DURING THE PAY-OUT PERIOD. Partial Surrenders are permitted after the pay-out period has begun, only if you have selected a variable pay-out under Option 5: Period Certain Only Annuity for 10, 15, or 20 years. You make take partial surrenders of amounts equal to the Commuted Value of the payments that we would have made during the Period Certain. We will deduct any applicable Withdrawal Charges. The Commuted Value is determined on the day we receive your written request for Surrender.

If you elect to take only the Commuted Value of some of the remaining annuity benefit payments due in the Period Certain, we will reduce the remaining annuity benefit payments during the remaining period certain.

Determination of Amount of the First Variable Annuity Benefit Payment

The first variable annuity benefit payment is determined by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase a variable annuity to the annuity tables contained in the Contract. The amount of the Contract Value will be determined as of the date not more than ten business days prior to the maturity date. Contract Value used to determine annuity benefit payments will be reduced by any applicable premium taxes.

The rates contained in the annuity tables vary with the annuitant's sex and age and the annuity option selected. However, for Contracts issued in connection with certain employer-sponsored retirement plans sex-distinct tables may not be used. Under such tables, the longer the life expectancy of the annuitant under any life annuity option or the longer the period for which payments are guaranteed under the option, the smaller the amount of the first monthly variable annuity benefit payment will be.

Annuity Units and the Determination of Subsequent Variable Annuity Benefit Payments

Variable annuity benefit payments after the first one will be based on the investment performance of the sub-accounts selected during the pay-out period. The amount of a subsequent payment is determined by dividing the amount of the first annuity benefit payment from each sub-account by the annuity unit value of that sub-account (as of the same date the Contract Value to effect the annuity was determined) to establish the number of annuity units which will thereafter be used to determine payments. This number of annuity units for each sub-account is then multiplied by the appropriate annuity unit value as of a uniformly applied date not more than ten business days before the annuity benefit payment is due, and the resulting amounts for each sub-account are then totaled to arrive at the amount of the annuity benefit payment to be made. The number of annuity units generally remains constant throughout the pay-out period (assuming no transfer is made). A pro-rata portion of the administration fee will be deducted from each annuity benefit payment.

The value of an annuity unit for each sub-account for any business day is determined by multiplying the annuity unit value for the immediately preceding business day by the net investment factor for that sub-account (see "NET INVESTMENT FACTOR") for the valuation period for which the annuity unit value is being calculated and by a factor to neutralize the assumed interest rate. Generally, if the net investment factor is greater than the assumed interest rate, the payment amount will increase. If the net investment factor is less than the assumed interest rate, the payment amount will decrease.

A 3% assumed interest rate is built into the annuity tables in the Contract used to determine the first variable annuity benefit payment.

Transfers During Pay-out Period

================================================================================
Some transfers are permitted during the pay-out period, but subject to different limitations than during the accumulation period.
================================================================================

Once variable annuity benefit payments have begun, you may transfer all or part of the investment upon which those payments are based from one sub-account to another. You must submit your transfer request to our Annuity Service Office at least 30 DAYS BEFORE the due date of the first annuity benefit payment to which your transfer will apply. Transfers after the maturity date will be made by converting the number of annuity units being transferred to the number of annuity units of the sub-account to which the transfer is made, so that the next annuity benefit payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity benefit payments will reflect changes in the value of the annuity units for the new sub-account selected. We reserve the right to limit, upon notice, the maximum number of transfers a Contract Owner may make per Contract Year to four. Once annuity benefit payments have commenced, no transfers may be made from a fixed annuity option to a variable annuity option or from a variable annuity option to a fixed annuity option. In addition, we reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of a portfolio. We also reserve the right to modify or terminate the transfer privilege at any time in accordance with applicable law.

Death Benefit During Pay-out Period

If an annuity option providing for payments for a guaranteed period has been selected, and the annuitant dies during the pay-out period, we will make the remaining guaranteed payments to the beneficiary. Any remaining payments will be made as rapidly as under the method of distribution being used as of the date of the annuitant's death. If no beneficiary is living, we will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the estate of the last to die of the annuitant and the beneficiary.

OTHER CONTRACT PROVISIONS

Right to Review

================================================================================
You have a ten-day right to cancel your Contract.
================================================================================

You may cancel the Contract by returning it to our Annuity Service Office or to your registered representative at any time within 10 days after receiving it or such other period as required by law. Within 7 days of receiving a returned Contract, we will pay you the Contract Value (minus any unpaid loans) computed at the end of the Business Day on which the Contract is delivered to us.

No withdrawal charge is imposed upon return of a Contract within the ten day right to review period. The ten day right to review may vary in certain states in order to comply with the requirements of state insurance laws and regulations. When the Contract is issued as an individual retirement annuity under Sections 408 or 408A of the Code, during the first 7 days of the 10 day period, we will return all purchase payments if this is greater than the amount otherwise payable.

(Applicable to Residents of New York only)

If the Contract is purchased in connection with a replacement of an existing annuity contract (as described below), you may also cancel the Contract by returning it to our Annuity Service Office or your registered representative at any time within 60 days after receiving the Contract. Within 10 days of receiving a returned Contract, we will pay you the Contract Value (minus any unpaid loans) computed at the end of the business day on which we receive your returned Contract. In the case of a replacement of a Contract issued by a New York insurance company, you may have the right to reinstate the prior Contract. You should consult with your registered representative or attorney regarding this matter prior to purchasing the new Contract.

Replacement of an existing annuity contract generally is defined as the purchase of a new annuity contract in connection with (a) the lapse, partial or full surrender or change of, or borrowing from, an existing annuity or life insurance contract or (b) the assignment to a new issuer of an existing annuity contract. This description, however, does not necessarily cover all situations which could be considered a replacement of an existing annuity contract. Therefore, you should consult with your registered representative or attorney regarding whether the purchase of a new annuity contract is a replacement of an existing annuity or life insurance contract.

(Applicable to Residents of California Only)

Residents in California age 60 and greater may cancel the Contract by returning it to our Annuity Service Office or agent at any time within 30 days after receiving it. If you cancel the Contract during this 30 day period and your purchase payments were allocated to a fixed investment option or the Money-Market investment option, we will pay you the original amount of your purchase payments. If your purchase payments were allocated to a Variable investment option (other than the Money Market portfolio), we will pay you the Contract Value, (minus any unpaid loans), computed at the end of the Business Day on which we receive your returned Contract.

Your purchase payments will be placed in either (a) the fixed investment option,
(b) the Money Market investment option or (c) in one or more of the Variable investment options, based upon your instructions on the application. If you do not instruct us otherwise, we will place your payments in the Money Market investment option.

Ownership

================================================================================
You are entitled to exercise all rights under your Contract.
================================================================================

The Contract Owner is the person entitled to exercise all rights under the Contract. Prior to the maturity date, the Contract Owner is the person designated in the Contract specifications page or as subsequently named. On and after the maturity date, the annuitant is the Contract Owner. If amounts become payable to any beneficiary under the Contract, the beneficiary is the Contract Owner.

In the case of non-qualified Contracts, ownership of the Contract may be changed or the Contract may be collaterally assigned at any time prior to the maturity date, subject to the rights of any irrevocable beneficiary. Changing the ownership of a Contract may be treated as a (potentially taxable) distribution from the Contract for Federal tax purposes. A collateral assignment will be treated as a distribution from the Contract and will be tax reported as such. An addition or substitution of any Contract Owner may result in resetting the death benefit to an amount equal to the Contract Value as of the date of the change and treating that value as a purchase payment made on that date for purposes of computing the amount of the death benefit.

Any change of ownership or assignment must be made in writing and received by us at the Annuity Service Office. We must approve any change. We assume no liability for any payments made or actions taken before a change is approved or an assignment is accepted or responsibility for the validity or sufficiency of any assignment. An absolute assignment will revoke the interest of any revocable beneficiary.

In the case of qualified Contracts, ownership of the Contract generally may not be transferred except by the trustee of an exempt employees' trust which is part of a retirement plan qualified under Section 401 of the Code or as otherwise permitted by applicable IRS regulations. Subject to the foregoing, a qualified Contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than us.

Annuitant

================================================================================
The "annuitant" is either you or someone you designate.
================================================================================

The annuitant is any natural person or persons whose life is used to determine the duration of annuity benefit payments involving life contingencies. The annuitant is entitled to receive all annuity benefit payments under the Contract. If the Contract Owner names more than one person as an "annuitant," the second person named shall be referred to as "CO-ANNUITANT." The annuitant is as designated on the Contract specifications page or in the application, unless changed. Any change of annuitant must be made in writing in a form acceptable to us. We must approve any change.

On the death of the annuitant prior to the maturity date, the co-annuitant, if living, becomes the annuitant. If there is no living co-annuitant, the owner becomes the annuitant. In the case of certain qualified Contracts, there are limitations on the ability to designate and change the annuitant and the co-annuitant. The annuitant becomes the owner of the Contract at the Maturity Date.

If any annuitant is changed and any Contract Owner is not a natural person, the entire interest in the Contract must be distributed to the Contract Owner within five years. The amount distributed will be reduced by charges that would otherwise apply upon withdrawal.

Beneficiary

================================================================================
The Beneficiary is the person you designate to receive the death benefit if you die.
================================================================================

The beneficiary is the person, persons or entity designated in the Contract specifications page (or as subsequently changed). However, if there is a surviving Contract Owner, that person will be treated as the beneficiary. The beneficiary may be changed subject to the rights of any irrevocable beneficiary. Any change must be made in writing, approved by us, and (if approved) will be effective as of the date on which written. We assume no liability for any payments made or actions taken before the change is approved. If no beneficiary is living, the contingent beneficiary will be the beneficiary. The interest of any beneficiary is subject to that of any assignee. If no beneficiary or contingent beneficiary is living, the beneficiary is the estate of the deceased Contract Owner. In the case of certain qualified contracts, IRS regulations may limit designations of beneficiaries.

Modification

We may not modify your Contract without your consent, except to the extent required to make it conform to any law or regulation or ruling issued by a governmental agency.

Our Approval

We reserve the right to accept or reject any Contract application at our sole discretion.

Misstatement and Proof of Age, Sex or Survival

================================================================================
The fixed account investment option(s) are not (is not) a security.
================================================================================

We may require proof of age, sex or survival of any person upon whose age, sex or survival any payment depends. If the age or sex of the annuitant has been misstated, the benefits will be those that would have been provided for the annuitant's correct age and sex. If we have made incorrect annuity benefit payments, the amount of any underpayment will be paid immediately and the amount of any overpayment will be deducted from future annuity benefit payments.

FIXED INVESTMENT OPTION

Interests in a fixed investment option are not registered under the Securities Act of 1933, as amended (the "1933 Act"), and our general account is not registered as an investment company under the 1940 Act. Neither interests in the fixed investment option nor the general account are subject to the provisions or restrictions of the 1933 Act or the 1940 Act. Disclosures relating to interests in the fixed investment option and the general account nonetheless may be required by the federal securities laws to be accurate.

================================================================================
The fixed investment option guarantees interest of at least 3%.
================================================================================

Interest Rate and Availability. We may make available fixed investment options under the Contract. Fixed investment options provide for the accumulation of interest on purchase payments at guaranteed rates for the duration of the guarantee period. We determine the guaranteed interest rates on amounts allocated or transferred to a fixed investment option from time-to-time. In no event will the guaranteed rate of interest be less than 3%. Once an interest rate is guaranteed for a fixed investment option, it is guaranteed for the duration of the guarantee period, and we may not change it.

We may establish a DCA fixed investment option under the DCA program to make automatic transfers to one or more variable investment options (see "SPECIAL SERVICES-DOLLAR COST AVERAGING" for details).

For Contracts issued by John Hancock Life Insurance Company (U.S.A.), a one year fixed investment option is available for Contracts issued prior to October 7, 2002. New purchase payments under these Contracts may not be allocated to the one-year fixed investment option but transfers from the variable investment options will be permitted. For Contracts issued on and after October 7, 2002, purchase payments and transfers to the one year fixed option are not allowed.

For Contracts issued by John Hancock Life Insurance Company of New York on and after November 26, 2002, purchase payments and transfers to the 1 year fixed option are not allowed.

For transfers to fixed investment options, you may make transfers from the variable investment options, to a fixed investment option, if available, at any time prior to the maturity date, as permitted by applicable law. We establish a separate investment account each time you allocate or transfer amounts to a fixed investment option, except that, for amounts allocated or transferred on the same day, we will establish a single investment account. Amounts may not be allocated to a fixed investment option that would extend the guarantee period beyond the maturity date.

Subject to certain regulatory limitations, we may restrict payments and transfers to the fixed investment options if the guaranteed interest rate in effect is equal to 3%.

Renewals. At the end of a guarantee period, you may establish a new investment account with the same guarantee period at the then current interest rate, or transfer the amounts to a variable investment option, all without the imposition of any charge. In the case of renewals within one year of the maturity date, the only fixed investment option available is to have interest accrued up to the maturity date at the then current interest rate for the one year guarantee period.

================================================================================
Withdrawals and some transfers from the fixed investment option are permitted during the accumulation period.
================================================================================

Withdrawals. You may make total and partial withdrawals of amounts held in the fixed investment option at any time during the accumulation period. Withdrawals from the fixed investment option will be made in the same manner and be subject to the same limitations as set forth under "WITHDRAWALS" plus the following provisions also apply:

o We reserve the right to defer payment of amounts withdrawn from the fixed account investment option for up to six months from the date we receive the written withdrawal request. If a withdrawal is deferred for more than 30 days pursuant to this right, we will pay interest on the amount deferred at a rate not less than 3% per year (or higher rate if required by applicable law).

o If there are multiple investment accounts under the fixed account investment option, amounts must be withdrawn from those accounts on a first-in-first-out basis.

Withdrawals from the Contract may be subject to income tax and a 10% IRS penalty tax (see "FEDERAL TAX MATTERS" below). Withdrawals are permitted from Contracts issued in connection with Section 403(b) qualified plans only under limited circumstances (see "APPENDIX D - QUALIFIED PLAN TYPES").

Loans. We offer a loan privilege only to owners of Contracts issued in connection with Section 403(b) qualified plans that are not subject to Title I of ERISA. If you own such a Contract, you may borrow from us, using your Contract as the only security for the loan, in the same manner and subject to the same limitations as described under "LOANS." (see FEDERAL TAX
MATTERS - QUALIFIED RETIREMENT PLANS LOANS"). THE LOAN PRIVILEGE WILL NOT BE AVAILABLE TO SUCH CONTRACTS IF THE PRINCIPAL PLUS OPTIONAL BENEFIT IS ELECTED.

OPTIONAL BENEFITS RIDER C

For an additional fee, you may have elected an optional benefit. The benefit Riders listed below may have been available to you when you purchased your Contract depending upon when you purchased your Contract, and where and which Company issued your Contract. Please see the applicable Appendix for information about these various optional benefits.

Optional Enhanced Death Benefit -- See Appendix ____.
Optional Guaranteed Minimum Withdrawal Benefit -- See Appendix _____. Optional Guaranteed Minimum Income Benefits -- See Appendix ____.

                             CHARGES AND DEDUCTIONS

Charges and deductions under the Contracts are assessed against purchase payments, Contract Values or annuity benefit payments. Currently, there are no deductions made from purchase payments. In addition, there are deductions from and expenses paid out of the assets of the portfolios that are described in the accompanying portfolio prospectuses.

Withdrawal Charges

If you make a withdrawal from your Contract during the accumulation period, a withdrawal charge (contingent deferred sales charge) may be assessed against amounts withdrawn attributable to purchase payments that have been in the Contract less than three complete Contract Years. There is never a withdrawal charge with respect to earnings accumulated in the Contract, certain other amounts available for withdrawal described below or purchase payments that have been in the Contract more than three complete Contract Years. In no event may the total withdrawal charges exceed 6% of the amount invested. The amount of the withdrawal charge and when it is assessed are discussed below.

Each withdrawal from the Contract is allocated first to the amount available without withdrawal charges and second to "UNLIQUIDATED PURCHASE PAYMENTS." In any Contract Year, the amount available without withdrawal charges for that year is the greater of:

- 10% of total purchase payments (less all prior partial withdrawals in that Contract Year), or

- the accumulated earnings of the Contract (i.e., the excess of the Contract Value on the date of withdrawal over the unliquidated purchase payments).

The amount withdrawn without withdrawal charges will be applied to a requested withdrawal, first, to withdrawals from variable account investment options and then to withdrawals from fixed account investment options beginning with those with the shortest guarantee period first and the longest guarantee period last.

Withdrawals in excess of the amount available without withdrawal charges may be subject to withdrawal charges. A withdrawal charge will be assessed against purchase payments liquidated that have been in the Contract for less than three years. Purchase payments will be liquidated on a first-in first-out basis. On any withdrawal request, we will liquidate purchase payments equal to the amount of the withdrawal request which exceeds the amount available without withdrawal charges in the order such purchase payments were made: the oldest unliquidated purchase payment first, the next purchase payment second, etc. until all purchase payments have been liquidated.

Upon a full surrender of a John Hancock USA contract, the excess of all unliquidated purchase payments over the free withdrawal amount will be liquidated for purposes of calculating the withdrawal charge. (See Appendix E for information relating to Contracts issued prior to April 1, 2003)

Each purchase payment or portion thereof liquidated in connection with a withdrawal request is subject to a withdrawal charge based on the length of time the purchase payment has been in the Contract. The amount of the withdrawal charge is calculated by multiplying the amount of the purchase payment being liquidated by the applicable withdrawal charge percentage shown in the Fee Table.

The total withdrawal charge will be the sum of the withdrawal charges for the purchase payments being liquidated.

The withdrawal charge is deducted from the Contract Value remaining after the Contract Owner is paid the amount requested, except in the case of a complete withdrawal when it is deducted from the amount otherwise payable. In the case of a partial withdrawal, the amount requested from an investment account may not exceed the value of that investment account less any applicable withdrawal charge.

There is generally no withdrawal charge on distributions made as a result of the death of the Contract Owner or, if applicable, the annuitant, and no withdrawal charges are imposed on the maturity date if the Contract Owner annuitizes as provided in the Contract.

The amount collected from the withdrawal charge will be used to reimburse us for the compensation paid to cover selling concessions to broker-dealers, preparation of sales literature and other expenses related to sales activity.

For examples of calculation of the withdrawal charge, see Appendix B. In the case of group annuity contracts issued by John Hancock Life Insurance Company (U.S.A.), we reserve the right to modify the withdrawal charge as to Contracts issued after the effective date of a change specified in written notice to the group holder.

Asset-Based Charges

================================================================================
We deduct asset-based charges totaling 1.65% on an annual basis for administration, distribution and mortality and expense risks, assuming no optional rider has been elected.
================================================================================

Administration Fee. daily charge in an amount equal to 0.15% of the value of each variable investment account on an annual basis is deducted from each sub-account to reimburse us for administrative expenses. This asset based administrative charge will not be deducted from the fixed account investment option. The charge will be reflected in the Contract Value as a proportionate reduction in the value of each variable investment account. Even though administrative expenses may increase, we guarantee that we will not increase the amount of the administration fees.

Distribution Fee. A daily fee in an amount equal to 0.25% of the value of each variable investment option on an annual basis is deducted from each sub-account as a distribution fee. The fee is designed to compensate us for a portion of the expenses we incur in selling the Contracts and cannot be increased during the life of the Contract.

Mortality and Expense Risks Charge. The mortality risk we assume is the risk that annuitants may live for a longer period of time than we estimate. We assume this mortality risk by virtue of annuity benefit payment rates incorporated into the Contract which cannot be changed. This assures each annuitant that his or her longevity will not have an adverse effect on the amount of annuity benefit payments. We also assume mortality risks in connection with our guarantee that, if the Contract Owner dies during the accumulation period, we will pay a death benefit. (See "Death Benefit During Accumulation Period") The expense risk we assume is the risk that the administration charges, distribution charge, or withdrawal charge may be insufficient to cover actual expenses.

To compensate us for assuming these risks, we deduct from each of the sub-accounts a daily charge in an amount equal to 1.25% of the value of the variable investment options on an annual basis. The rate of the mortality and expense risks charge cannot be increased. If the charge is insufficient to cover the actual cost of the mortality and expense risks assumed, we will bear the loss. Conversely, if the charge proves more than sufficient, the excess will be profit to us and will be available for any proper corporate purpose including, among other things, payment of distribution expenses. On the Period Certain Only Annuity Option, if you elect benefits payable on a variable basis, the mortality and expense risks charge is assessed although we bear only the expense risk and not any mortality risk. The mortality and expense risks charge is not assessed against the fixed investment option.

Reduction or Elimination of Charges and Deductions

The amount of the charges and deductions may be reduced or eliminated for certain Contracts where permitted by state law. These Contracts would involve sales that are made to individuals or to a group of individuals in a manner that results in savings of sales or maintenance expenses or that we expect may result in reduction of other risks that are normally associated with the Contracts. We will determine entitlement to such a reduction in the charges or deductions in the following manner:

- The size and type of group to which sales are to be made will be considered. Generally, sales expenses for a larger group are smaller than for a smaller group because of the ability to implement large numbers of Contracts with fewer sales contacts.

- The total amount of purchase payments to be received will be considered. Per-dollar sales expenses are likely to be less on larger purchase payments than on smaller ones.

- The nature of the group or class for which the Contracts are being purchased will be considered including the expected persistency, mortality or morbidity risks associated with the group or class of contracts.

-        Any prior or existing relationship with us will be considered.
         Per-contract sales expenses are likely to be less when there is a prior or existing relationship because of the likelihood of implementing the Contract with fewer sales contacts.

- The level of commissions paid to selling broker-dealers will be considered. Certain broker-dealers may offer the Contract in connection with financial planning programs offered on a fee-for-service basis. In view of the financial planning fees, such broker-dealers may elect to receive lower commissions for sales of the Contracts, thereby reducing our sales expenses.

- There may be other circumstances of which we are not presently aware, which could result in reduced expenses.

If after consideration of the foregoing factors, we determine that there will be a reduction in expenses, we will provide a reduction in the charges or deductions. The withdrawal charge will be eliminated when a Contract is issued to officers, trustees, directors or employees (or a relative thereof) of ours, any of our affiliates, or of the John Hancock Trust. In no event will reduction or elimination of the charges or deductions be permitted where that reduction or elimination will be unfairly discriminatory to any person. For further information, contact your registered representative.

Premium Taxes

================================================================================
We will charge you for state premium taxes to the extent we incur them and reserve the right to charge you for new taxes we may incur.
================================================================================

We make deductions for any applicable premium or similar taxes based on the amount of a premium payment. Currently, certain local jurisdictions assess a tax of up to 5% of each premium payment.

In most cases, we deduct a charge in the amount of the tax from the total value of the Contract only at the time of annuitization, death, surrender, or withdrawal. We reserve the right, however, to deduct the charge from each premium payment at the time it is made. We compute the amount of the charge by multiplying the applicable premium tax percentage times the amount you are withdrawing, surrendering, annuitizing or applying to a death benefit.

    STATE OR                   PREMIUM TAX RATE
    TERRITORY     QUALIFIED CONTRACTS    NON-QUALIFIED CONTRACTS
    CA                  0.50%                    2.35%
    GUAM                4.00%                    4.00%
    ME (A)              0.00%                    2.00%
    NV                  0.00%                    3.50%
    PR                  1.00%                    1.00%
    SD (A)              0.00%                    1.25%
    WV                  1.00%                    1.00%
    WY                  0.00%                    1.00%
         (A) We pay premium tax paid upon receipt of premium.

                               Federal Tax Matters
--------------------------------------------------------------------------------
INTRODUCTION

The following discussion of the Federal income tax treatment of the Contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The Federal income tax treatment of an annuity contract is unclear in certain circumstances, and you should consult a qualified tax advisor with regard to the application of the law to your circumstances. This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

This discussion does not address state or local tax consequences associated with the purchase of a Contract. IN ADDITION, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT -- FEDERAL, STATE, OR LOCAL -- OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.

OUR TAX STATUS

We are taxed as a life insurance company. Because the operations of the Separate Account are a part of, and are taxed with, our operations, the Separate Account is not separately taxed as a "regulated investment company" under the Code. Under existing Federal income tax laws, we are not taxed on the investment income and capital gains of the Separate Account, but the operations of the Separate Account may reduce our Federal income taxes. For example, we may be eligible for certain tax credits or deductions relating to foreign taxes paid and dividends received by the portfolios. Our use of these tax credits and deductions will not adversely affect or benefit the Separate Account. We do not anticipate that we will be taxed on the income and gains of the Separate Account in the future, but if we are, we may impose a corresponding charge against the Separate Account.

The Contracts permit us to deduct a charge for any taxes we incur that are attributable to the operation or existence of the Contracts or the Separate Account. Currently, we do not anticipate making a charge of such taxes. If the level of the current taxes increases, however, or is expected to increase in the future, we reserve the right to make a charge in the future.

SPECIAL CONSIDERATIONS FOR OPTIONAL BENEFIT RIDERS

[INSERT WHERE APPLICABLE: The Contract provides a death benefit and optional death benefit riders, which in certain circumstances may provide benefits that exceed the greater of the purchase payments and the Contract Value. As described elsewhere in this Prospectus, we impose certain charges with respect to the death benefit. It is possible that those charges (or some portion thereof) could be treated for Federal income tax purposes as a partial withdrawal from the Contract.]

[INSERT WHERE APPLICABLE: At present, the IRS has not provided guidance as to the tax effect of adding an optional nursing home waiver of withdrawal charge rider to an annuity contract. The IRS might take the position that each charge associated with these riders is deemed a withdrawal from the Contract subject to current income tax to the extent of any gains and, if applicable, the 10% penalty tax for premature withdrawals. ]

We do not currently report rider charges as partial withdrawals, but we may do so in the future if we believe that the IRS would require us to report them as such. You should consult a tax adviser before electing any of these optional benefit riders.

The optional guaranteed minimum withdrawal benefit riders (i.e, Principal Plus and Principal Plus Principal Plus for Life) available under the Contracts provide benefits that differ from those traditionally offered under variable annuity contracts. If either of these riders is in effect, the Contract Owner or his or her beneficiary may be entitled to withdrawals during the rider's "settlement phase" even if the Contract Value is zero. Any such withdrawals are treated as withdrawals for income tax purposes, and are fully includible in income if the investment in the Contract has been fully recovered.

If you purchase a Qualified Contract with an optional death benefit or other optional benefit rider, the presence of these benefits may increase the amount of any required minimum distributions under the requirements of your Qualified Plan. See "Qualified Contracts (Contracts Purchased for a Qualified Plan)", below.

NON-QUALIFIED CONTRACTS (CONTRACTS NOT PURCHASED TO FUND A QUALIFIED PLAN)

Undistributed Gains

Except where the owner is not an individual, we expect our Contracts to be considered annuity contracts under Section 72 of the Code. This means that, ordinarily, you pay no federal income tax on any gains in your Contract until we actually distribute assets to you.

However, a Contract held by an owner other than a natural person (for example, a corporation, partnership, limited liability company or other such entity) does not generally qualify as an annuity contract for tax purposes. Any increase in value therefore would constitute ordinary taxable income to such an owner in the year earned. Notwithstanding this general rule, a Contract will ordinarily be treated as held by a natural person if the nominal owner is a trust or other entity which holds the Contract as an agent for a natural person.

Taxation of Annuity Payments

When we make payments under a Contract in the form of an annuity, normally a portion of each annuity payment is taxable as ordinary income. The taxable portion of an annuity payment is equal to the excess of the payment over the exclusion amount.

In the case of variable annuity payments, the exclusion amount is the investment in the Contract when payments begin to be made divided by the number of payments expected to be made (taking into account the annuitant's life expectancy and the form of annuity benefit selected). In the case of fixed annuity payments, the exclusion amount is based on the investment in the Contract and the total expected value of fixed annuity payments for the term of the Contract (determined under IRS regulations). In general, your investment in the Contract equals the aggregate amount of premium payments you have made over the life of the Contract, reduced by any amounts previously distributed from the Contract that were not subject to tax. A simplified method of determining the taxable portion of annuity benefit payments applies to Contracts issued in connection with certain Qualified Plans other than IRAs.

Once you have recovered your total investment in the Contract tax-free, further annuity payments will be fully taxable. If annuity payments cease because the annuitant dies before all of the investment in the Contract is recovered, the unrecovered amount generally will be allowed as a deduction on the annuitant's last tax return.

Surrenders, Withdrawals and Death Benefits

When we make a single sum payment from your Contract under our current administration procedures, you have ordinary taxable income to the extent the payment exceeds your investment in the Contract (discussed above). Such a single sum payment can occur, for example, if you surrender your Contract before the date of maturity or if no extended payment option is selected for a death benefit payment.

When you take a partial withdrawal from a Contract before the date of maturity, including a payment under a systematic withdrawal plan, all or part of the payment may constitute taxable ordinary income to you. If, on the date of withdrawal, the total value of your Contract exceeds the investment in the Contract, the excess will be considered gain and the withdrawal will be taxable as ordinary income up to the amount of such gain. Taxable withdrawals may also be subject to a penalty tax for premature withdrawals as explained below. When only the investment in the Contract remains, any subsequent withdrawal made before the date of maturity will be a tax-free return of investment. If you assign or pledge any part of your Contract's value, the value so pledged or assigned is taxed the same way as if it were a partial withdrawal.

For purposes of determining the amount of taxable income resulting from a single sum payment or a partial withdrawal, all annuity contracts issued by us or our affiliates to the owner within the same calendar year will be treated as if they were a single Contract.

As mentioned above, amounts received in a partial withdrawal are taxable to the extent that the Contract Value exceeds the investment in the Contract. There is some uncertainty regarding the effect that the market value adjustment and certain optional benefits, e.g., the Principal Plus Rider, might have on the amount that is treated as the Contract Value for this purpose. As a result, the taxable portion of amounts received in a partial withdrawal could be greater or less depending on how the market value adjustment and such optional benefits are treated for this purpose.

There may be special income tax issues present in situations where the owner and the annuitant are not the same person and are not married to one another. A tax adviser should be consulted in those situations.

Taxation of Death Benefit Proceeds

All or part of any death benefit proceeds may constitute a taxable payout of earnings. A death benefit payment generally results in taxable ordinary income to the extent such payment exceeds your investment in the Contract.

Amounts may be distributed from a Contract because of the death of an owner or the annuitant. During the accumulation period, death benefit proceeds are includible in income as follows:

- if distributed in a single sum payment, they are taxed in the same manner as a full withdrawal, as described above, or

- if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above, or

- If distributed as a series of withdrawals over the beneficiary's life expectancy, they are taxable to the extent the Contract Value exceeds the investment in the Contract.

After a Contract matures and annuity payments begin, if the Contract guarantees payments for a stated period and the owner dies before the end of that period, payments made to the beneficiary for the remainder of that period are includible in the beneficiary's income as follows:

- if received in a single sum, they are includible in income to the extent that they exceed the unrecovered investment in the Contract at that time, or

- if distributed in accordance with the existing annuity option selected, they are fully excludable from income until the remaining investment in the Contract has been recovered, and all annuity benefit payments thereafter are fully includible in income.

Penalty Tax on Premature Distributions

There is a 10% IRS penalty tax on the taxable portion of any payment from a non-qualified contract. Exceptions to this penalty tax include distributions:

-        received on or after the date on which the Contract Owner reaches age
         59 1/2;

- attributable to the Contract Owner becoming disabled (as defined in the tax law);

- made to a beneficiary on or after the death of the Contract Owner or, if the Contract Owner is not an individual, on or after the death of the primary annuitant;

- made as a series of substantially equal periodic payments for the life (or life expectancy) of the owner or for the joint lives (or joint life expectancies) of the owner and designated individual beneficiary;

-        made under a single-premium immediate annuity contract; or

- made with respect to certain annuities issued in connection with structured settlement agreements.

Puerto Rico Non-Qualified Contracts

Distributions from Puerto Rico annuity contracts issued by us are subject to federal income taxation, withholding and reporting requirements as well as Puerto Rico tax laws. Both jurisdictions impose a tax on distributions. Under federal requirements, distributions are deemed to be income first. Under the Puerto Rico tax laws, however, distributions from a Contract not purchased to fund a Qualified Plan ("Non-Qualified Contract") are treated as a non-taxable return of principal until the principal is fully recovered. Thereafter, all distributions under a Non-Qualified Contact are fully taxable. Puerto Rico does not currently impose an early withdrawal penalty tax. The Internal Revenue Code, however, does impose such a penalty and bases it on the amount that is taxable under federal rules.

Distributions under a Non-Qualified Contract after annuitization are treated as part taxable income and part non-taxable return of principal. The amount excluded from gross income after annuitization under Puerto Rico tax law is equal to the amount of the distribution in excess of 3% of the total purchase payments paid, until an amount equal to the total purchase payments paid has been excluded. Thereafter, the entire distribution from a Non-Qualified Contract is included in gross income. For federal income tax purposes, however, the portion of each annuity payment that is subject to tax is computed on the basis of investment in the Contract and the annuitant's life expectancy. Generally Puerto Rico does not require income tax to be withheld from distributions of income. Although Puerto Rico allows a credit against its income tax for taxes paid to the federal government, you may not be able to use the credit fully. If you are a resident of Puerto Rico, you should consult a tax adviser before purchasing an annuity contract.

Diversification Requirements

Your Contract will not qualify for the tax benefits of an annuity contract unless the Separate Account follows certain rules requiring diversification of investments underlying the Contract. In addition, the rules require that the Contract Owner not have "investment control" over the underlying assets.

In certain circumstances, the owner of a variable annuity contract may be considered the owner, for federal income tax purposes, of the assets of the separate account used to support the Contract. In those circumstances, income and gains from the separate account assets would be includible in the Contract Owner's gross income. The Internal Revenue Service ("IRS") has stated in published rulings that a variable Contract Owner will be considered the owner of separate account assets if the Contract Owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. A Treasury Decision issued in 1986 stated that guidance would be issued in the form of regulations or rulings on the "extent to which Policyholders may direct their investments to particular sub-accounts of a separate account without being treated as owners of the underlying assets." As of the date of this Prospectus, no comprehensive guidance on this point has been issued. In Rev. Rul. 2003-91, however, the IRS ruled that a Contract holder would not be treated as the owner of assets underlying a variable life insurance or annuity contract despite the owner's ability to allocate funds among as many as twenty sub-accounts.

The ownership rights under your Contract are similar to, but different in certain respects from, those described in IRS rulings in which it was determined that Contract Owners were not owners of separate account assets. Since you have greater flexibility in allocating premiums and Contract Values than was the case in those rulings, it is possible that you would be treated as the owner of your Contract's proportionate share of the assets of the Separate Account.

We do not know what future Treasury Department regulations or other guidance may require. We cannot guarantee that an underlying Fund will be able to operate as currently described in its prospectus, or that a Fund will not have to change any of its investment objectives or policies. We have reserved the right to modify your Contract if we believe doing so will prevent you from being considered the owner of your policy's proportionate share of the assets of the Separate Account, but we are under no obligation to do so.

QUALIFIED CONTRACTS (CONTRACTS PURCHASED FOR A QUALIFIED PLAN)

The Contracts are also available for use in connection with certain types of retirement plans, including IRAs, which receive favorable treatment under the Code ("Qualified Plans"). Numerous special tax rules apply to the participants in Qualified Plans and to the Contracts used in connection with these plans. We provide a brief description of types of Qualified Plans in Appendix __ of this Prospectus, but make no attempt to provide more than general information about use of the Contracts with the various types of Qualified Plans in this Prospectus. We may limit the availability of the Contracts to certain types of Qualified Plans and may discontinue making Contracts available to any Qualified Plan in the future. If you intend to use a Contract in connection with a Qualified Plan you should consult a tax adviser.

We have no responsibility for determining whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular employee is eligible for inclusion under a plan. In general, the Code imposes limitations on the amount of annual compensation that can be contributed into a Qualified Plan, and contains rules to limit the amount you can contribute to all of your Qualified Plans. Trustees and administrators of Qualified Plans may, however, generally invest and reinvest existing plan assets without regard to such Code imposed limitations on contributions. Certain distributions from Qualified Plans may be transferred directly to another plan, unless funds are added from other sources, without regard to such limitations.

The tax rules applicable to Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. For example, for both withdrawals and annuity benefit payments under certain Qualified Contracts, there may be no "investment in the Contract" and the total amount received may be taxable. Also, loans from Qualified Contracts, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, and the manner in which the loan must be repaid. (You should always consult your tax adviser and retirement plan fiduciary prior to exercising your loan privileges.) Both the amount of the contribution that may be made and the tax deduction or exclusion that you may claim for that contribution are limited under Qualified Plans.

IF THE CONTRACT IS USED IN CONNECTION WITH A QUALIFIED PLAN, THE OWNER AND ANNUITANT MUST BE THE SAME INDIVIDUAL. If a co-annuitant is named, all distributions made while the annuitant is alive must be made to the annuitant. Also, if a co-annuitant is named who is not the annuitant's spouse, the annuity options which are available may be limited, depending on the difference in ages between the annuitant and co-annuitant. Additionally, for Contracts issued in connection with Qualified Plans subject to the Employee Retirement Income Security Act, the spouse or ex-spouse of the owner will have rights in the Contract. In such a case, the owner may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the Contract.

Special rules govern the time at which distributions to the owner and beneficiaries must commence and the form in which the distributions must be paid. These special rules may also require the length of any guarantee period to be limited. [THESE MINIMUM DISTRIBUTION REQUIREMENTS MAY AFFECT YOUR ABILITY TO USE GRIP II AND GRIP III IN CONNECTION WITH CERTAIN QUALIFIED PLANS, INCLUDING IRAS.] They also affect the restrictions that the owner may impose on the timing and manner of payment of death benefits to beneficiaries or the period of time over which a beneficiary may extend payment of the death benefits under the Contract. [IN ADDITION, THE PRESENCE OF THE DEATH BENEFIT OR AN OPTIONAL BENEFIT, SUCH AS THE [GRIP BENEFIT], THE PRINCIPAL PLUS RIDER, OR THE PRINCIPAL PLUS FOR LIFE RIDER] may affect the amount of the required minimum distributions that must be made under the Contract. Failure to comply with minimum distribution requirements will result in the imposition of an excise tax, generally 50% of the amount by which the amount required to be distributed exceeds the actual distribution. In the case of IRAs (other than Roth IRAs), distributions of minimum amounts (as specified in the tax law) to the owner must generally commence by April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2. In the case of certain other Qualified Plans, such distributions of such minimum amounts must generally commence by the later of this date or April 1 of the calendar year following the calendar year in which the employee retires. Distributions made under certain Qualified Plans, including IRAs, after the owner's death must also comply with the minimum distribution requirements, and different rules governing the timing and the manner of payments apply, depending on whether the designated beneficiary is an individual, and, if so, the owner's spouse, or an individual other than the owner's spouse. If you wish to impose restrictions on the timing and manner of payment of death benefits to your designated beneficiaries or if your beneficiary wishes to extend over a period of time the payment of the death benefits under your Contract, please consult your tax adviser.

Penalty Tax on Premature Distributions

There is also a 10% IRS penalty tax on the taxable amount of any payment from certain Qualified Contracts (but not Section 457 plans). (The amount of the penalty tax is 25% of the taxable amount of any payment received from a SIMPLE retirement account during the 2-year period beginning on the date the individual first participated in any qualified salary reduction arrangement maintained by the individual's employer.) There are exceptions to this penalty tax which vary depending on the type of Qualified Plan. In the case of an Individual Retirement Annuity or an IRA, including a SIMPLE IRA, the penalty tax does not apply to a payment:

-        received on or after the date on which the Contract Owner reaches age
         59 1/2;

- received on or after the owner's death or because of the owner's disability (as defined in the tax law); or

- made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the owner or for the joint lives (or joint life expectancies) of the owner and designated beneficiary (as defined in the tax law).

These exceptions generally apply to taxable distributions from other Qualified Plans (although, in the case of plans qualified under Sections 401 and 403, the exception for substantially equal periodic payments applies only if the owner has separated from service). In addition, the penalty tax does not apply to certain distributions from IRAs which are used for first time home purchases or for higher education expenses. Special conditions must be met to qualify for these two exceptions to the penalty tax. If you wish to take a distribution from an IRA for these purposes, you should consult your tax adviser.

When we issue a Contract in connection with a Qualified Plan, we will amend it as necessary to conform to the requirements of the plan. However, your rights to any benefits under the plan may be subject to the terms and conditions of the plan itself, regardless of the terms and conditions of the Contracts. We will not be bound by terms and conditions of Qualified Plans to the extent those terms and conditions contradict a Contract, unless we consent.

Tax-Free Rollovers

If permitted under your plan, you may make a tax-free rollover from:

-        a traditional IRA to another traditional IRA,

- a traditional IRA to another Qualified Plan, including a Section 403(b) plan,

- any Qualified Plan (other than a Section 457 deferred compensation plan maintained by a tax-exempt organization) to a traditional IRA,

- any Qualified Plan (other than a Section 457 deferred compensation plan maintained by a tax exempt organization) to another Qualified Plan, including a roll-over of amounts from your prior plan derived from your "after-tax" contributions from "involuntary" distributions,

- a Section 457 deferred compensation plan maintained by a tax-exempt organization to another Section 457 deferred compensation plan maintained by a tax-exempt organization and,

- a traditional IRA to a Roth IRA, subject to special restrictions discussed below.

In addition, if your spouse survives you, he or she is permitted to rollover your tax-qualified retirement account to another tax-qualified retirement account in which your surviving spouse participates, to the extent permitted by your surviving spouse's plan.

Withholding on Eligible Rollover Distributions. If a Contract is used in connection with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code, or a governmental deferred compensation plan described in Section 457(b) of the Code, any eligible rollover distribution from the Contract will be subject to mandatory withholding. An eligible rollover distribution generally is any taxable distribution from such except (i) minimum distributions required under Section 401(a)(9) of the Code, (ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a "series of substantially equal periodic payments," and (iii) if applicable, certain hardship withdrawals.

Federal income tax of 20% will be withheld from an eligible rollover distribution. The withholding is mandatory, and you cannot elect to have it not apply. However this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you choose to have it directly transferred to a Qualified Plan. Before you receive an eligible rollover distribution, we will provide a notice explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

Loans

A loan privilege is available only to owners of Contracts issued in connection with Section 403(b) retirement arrangements that are not subject to Title 1 of the Employee Retirement Income Security Act of 1974 (ERISA). The rules governing the availability of loans, including the maximum loan amount, are prescribed in the Code, IRS regulations, and our procedures in effect at the time a loan is made. Because the rules governing loans under section 403(b) Contracts are complicated, you should consult your tax adviser before exercising the loan privilege. Failure to meet the requirements for loans may result in adverse income tax consequences to you. The loan agreement you sign will describe the restrictions and limitations applicable to the loan at the time you apply.

Federal tax law generally requires loans to be repaid within 5 years (except in cases where the loan was used to acquire the principal residence of the plan participant), with repayments made at least quarterly and in level payments over the term of the loan. Interest will be charged on your loan amount. Failure to make a loan repayment when due will result in adverse tax income tax consequences to you.

The amount of any unpaid loans will be deducted from the death benefit otherwise payable under the Contract. In addition, loans, whether or not repaid, will have a permanent effect on the Contract Value because the investment results of the investment accounts will apply only to the unborrowed portion of the Contract Value. The longer a loan is unpaid, the greater the effect is likely to be. The effect could be favorable or unfavorable.

Puerto Rico Contracts Issued to Fund Retirement Plans

The tax laws of Puerto Rico vary significantly from the provisions of the Internal Revenue Code of the United States that are applicable to various Qualified Plans. Although we may offer variable annuity contracts in Puerto Rico in connection with Puerto Rican "tax qualified" retirement plans, the text of this Prospectus addresses federal tax law only and is inapplicable to the tax laws of Puerto Rico.

SEE YOUR OWN TAX ADVISER

The foregoing description of Federal income tax topics and issues is only a brief summary and is not intended as tax advice. It does not include a discussion of federal estate and gift tax or state tax consequences. The rules under the Code governing Qualified Plans are extremely complex and often difficult to understand. Changes to the tax laws may be enforced retroactively. Anything less than full compliance with the applicable rules, all of which are subject to change from time to time, can have adverse tax consequences. The taxation of an annuitant or other payee has become so complex and confusing that great care must be taken to avoid pitfalls. For further information you should always consult a qualified tax adviser.

                                 GENERAL MATTERS

Asset Allocation Services

We are aware that certain third parties are offering asset allocation and timing services ("Asset Allocation Services") in connection with the Contracts. In certain cases we have agreed to honor transfer instructions from such Asset Allocation Services where we have received powers of attorney, in a form acceptable to us, from the Contract Owners participating in the service and where the Asset Allocation Service has agreed to the trading restrictions imposed by us. WE DO NOT ENDORSE, APPROVE OR RECOMMEND SUCH SERVICES IN ANY WAY AND YOU SHOULD BE AWARE THAT FEES PAID FOR SUCH SERVICES ARE SEPARATE AND IN ADDITION TO FEES PAID UNDER THE CONTRACTS.

Restrictions Under the Texas Optional Retirement Program for Contracts issued by John Hancock Life Insurance Company (U.S.A.)

Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program ("ORP") to withdraw their interest in a variable annuity contract issued under the ORP only upon:

- termination of employment in the Texas public institutions of higher education,

-        retirement,

-        death, or

-        the participant's attainment of age 70 1/2.

Accordingly, before any amounts may be distributed from the Contract, proof must be furnished to us that one of these four events has occurred. The foregoing restrictions on withdrawal do not apply in the event a participant in the ORP transfers the Contract Value to another contract or another qualified custodian during the period of participation in the ORP. Loans are not available under contracts subject to the ORP.

We pay compensation for sales of the Contracts.

Distribution of Contracts

John Hancock Distributors, LLC ("JH Distributors"), a Delaware limited liability company that John Hancock USA controls, is the principal underwriter and distributor of the Contracts offered through this prospectus and of other annuity and life insurance products we and our affiliates offer. JH Distributors also acts as the principal underwriter of the John Hancock Trust, whose securities are used to fund certain variable investment options under the Contracts and under other annuity and life insurance products we offer.

JH Distributors' principal address is 200 Bloor Street East, Toronto, Canada M4W 1E5. It also maintains offices with us at 601 Congress Street, Boston, Massachusetts 02210. JH Distributors is a broker-dealer registered under the Securities Exchange Act of 1934 (the "1934 Act") and is a member of the National Association of Securities Dealers, Inc. (the "NASD").

We offer the Contracts for sale through broker-dealers that have entered into selling agreements with JH Distributors. Broker-dealers sell the Contracts through their registered representatives who have been appointed by us to act as our insurance agents. JH Distributors, or any of its affiliates that is registered under the 1934 Act and a member of the NASD, may also offer the Contracts directly to potential purchasers. Signator Investors, Inc. is an affiliated Broker-Dealer.

JH Distributors pays compensation to broker-dealers for the promotion and sale of the Contracts. The individual representative who sells you a Contract typically will receive a portion of the compensation, under the representative's own arrangement with his or her broker-dealer. Our affiliated broker-dealers may pay additional cash and non-cash incentives to their representatives for sales of the Contracts described in this prospectus that they would not pay in connection with the sale of other contracts issued by unaffiliated companies.

A limited number of affiliated and/or non-affiliated broker-dealers may also be paid commissions or overrides to "wholesale" the Contracts, that is, to provide marketing support and training services to the broker-dealer firms that do the actual selling. We may also provide compensation to broker-dealers for providing ongoing service in relation to Contracts that have already been purchased.


Standard Compensation. The amount and timing of compensation JH Distributors may pay to broker-dealers may vary depending on the selling agreement, but compensation with respect to Contracts sold through broker-dealers (inclusive of wholesaler overrides and expense allowances) and paid to broker-dealers is not expected to exceed, 6% of Purchase Payments. In addition, beginning one year after each Purchase Payment, JH Distributors may pay ongoing compensation at an annual rate of up to 1.20% of the values of the Contracts attributable to such Purchase Payments. The greater the amount paid by JH Distributors at the time you make a purchase payment, the less it will pay as ongoing compensation. Contract Owners do not pay this compensation directly. JH Distributors pays the compensation from its assets but expects to recoup it through the fees and charges imposed under the Contract. (See CHARGES AND DEDUCTIONS.)


Additional Compensation and Revenue Sharing. To the extent permitted by SEC and NASD rules and other applicable laws and regulations, selling broker dealers may receive additional payments in the form of cash, other special compensation or reimbursement of expenses. These additional compensation or reimbursement arrangements may include, for example, payments in connection with the firm's "due diligence" examination of the Contracts, payments for providing conferences or seminars, sales or training programs for invited registered representatives and other employees, payments for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding the Contracts, and payments to assist a firm in connection with its administrative systems, operations and marketing expenses and/or other events or activities sponsored by the firms. Subject to applicable NASD rules and other applicable laws and regulations, JH Distributors and its affiliates may contribute to, as well as sponsor, various educational programs, sales contests and/or promotions in which participating firms and their sales persons may receive prizes such as merchandise, cash, or other awards.

These arrangements may not be offered to all firms, and the terms of such arrangements may differ between firms. We provide additional information on special compensation or reimbursement arrangements involving selling firms and other financial institutions in the Statement of Additional Information, which is available upon request. Any such compensation, which may be significant at times, will not result in any additional direct charge to you by us.

Differential Compensation. Compensation negotiated and paid by JH Distributors pursuant to a selling agreement with a broker-dealer may differ from compensation levels that the broker-dealer receives for selling other variable contracts. The compensation and revenue sharing arrangements may give us benefits such as greater access to registered representatives. In addition, under their own arrangements, broker-dealer firms may pay a portion of any amounts received under standard or additional compensation or revenue sharing arrangements to their registered representatives. The additional compensation and revenue sharing arrangements may give us benefits such as greater access to registered representatives. As a result, registered representatives may be motivated to sell the Contracts of one issuer over another issuer, or one product over another product. You should contact your registered representative for more information on compensation arrangements in connection with your purchase of a Contract.

Confirmation Statements

You will be sent confirmation statements for certain transactions in your account. You should carefully review these statements to verify their accuracy. Any mistakes should immediately be reported to our Annuity Service Office. If you fail to notify our Annuity Service Office of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

Legal Proceedings

There are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Neither we nor JHD LLC are involved in any litigation that is of material importance to either, or that relates to the Variable Account.

Reinsurance Arrangements

From time to time we may utilize reinsurance as part of our risk management program. Under any reinsurance agreement, we remain liable for the contractual obligations of the Contracts' guaranteed benefits and the reinsurer(s) agree to reimburse us for certain amounts and obligations in connection with the risks covered in the reinsurance agreements. The reinsurer's contractual liability runs solely to us, and no Contract Owner shall have any right of action against any reinsurer. In evaluating reinsurers, we consider the financial and claims paying ability ratings of the reinsurer. Our philosophy is to minimize incidental credit risk. We do so by engaging in secure types of reinsurance transactions with high quality reinsurers and diversifying reinsurance counterparties to limit concentrations. Some of the benefits that may be reinsured include living benefits, guaranteed death benefits and fixed account guarantees.

            APPENDIX __: Examples of Calculation of Withdrawal Charge

EXAMPLE 1 -- Assume a single payment of $50,000 is made into the Contract, no transfers are made, no additional payments are made and there are no partial withdrawals. The table below illustrates four examples of the withdrawal charges that would be imposed if the Contract is completely withdrawn, based on hypothetical Contract Values.


                                                                                                  WITHDRAWAL CHARGE
       CONTRACT             HYPOTHETICAL        FREE WITHDRAWAL           PAYMENTS         ---------------------------------------
         YEAR              CONTRACT VALUE            AMOUNT              LIQUIDATED              PERCENT               AMOUNT
----------------------- --------------------- --------------------- ---------------------- --------------------- -----------------
          1                    55,000                      5,000 (A)               50,000           6%                  3,000
          2                    50,500                      5,000 (B)               45,500           5%                  2,275
          3                    35,000                      5,000 (C)               45,000           4%                  1,200
          4                    70,000                      20,000(D)               50,000           0%                    0


(A) During any Contract Year the free withdrawal amount is the greater of accumulated earnings, or 10% of the total payments made under the Contract less any prior partial withdrawals in that Contract Year. In the first Contract Year the earnings under the Contract and 10% of payments both equal $5,000. Consequently, on total withdrawal $5,000 is withdrawn free of the withdrawal charge, the entire $50,000 payment is liquidated and the withdrawal charge is assessed against such liquidated payment (Contract Value less free withdrawal amount).

(B) In the example for the second Contract Year, the accumulated earnings of $500 is less than 10% of payments, therefore the free withdrawal amount is equal to 10% of payments ($50,000 X 10% = $5,000) and the withdrawal charge is only applied to payments liquidated (Contract Value less free withdrawal amount).


(C) In the example for the third Contract Year, the Contract has negative accumulated earnings ($35,000-$50,000) so the free withdrawal amount is equal to 10% of payments ($50,000X 10%=$5,000) and the withdrawal charge is applied to the lesser of the total payments or the Contract Value less the free withdrawal amount. This calculation only applies to Contracts issued on or after April 1, 2003. For John Hancock USA Contracts issued prior to April 1, 2003 and for all John Hancock New York Contracts, the withdrawal charge would be applied to the lesser of the total payments or the Contract Value, less the free withdrawal amount. In this example, the payments liquidated would be $30,000 ($35,000 - $5,000).


(D) There is no withdrawal charge on any payments liquidated that have been in the Contract for at least 3 years.



EXAMPLE 2 -- Assume a single payment of $50,000 is made into the Contract, no transfers are made, no additional payments are made and there are a series of four partial withdrawals made during the second {KATHY: JHUSA HAS "THIRD"} Contract Year of $2,000, $5,000, $7,000 and $8,000.


                                                                                    WITHDRAWAL CHARGE
    HYPOTHETICAL      PARTIAL WITHDRAWAL   FREE WITHDRAWAL      PAYMENTS      ------------------------------
   CONTRACT VALUE         REQUESTED            AMOUNT          LIQUIDATED        PERCENT         AMOUNT
--------------------- ------------------- ----------------- ----------------- --------------- --------------
       65,000               2,000                 15,000 (A)               0        5%              0
       49,000               5,000                  3,000 (B)           2,000        5%             100
       52,000               7,000                  4,000 (C)           3,000        5%             150
       44,000               8,000                      0 (D)           8,000        5%             400

The free withdrawal amount during any Contract Year is the greater of the Contract Value less the unliquidated payments (accumulated earnings), or 10% of payments less 100%of all prior withdrawals in that Contract Year.

(A) For the first example, accumulated earnings of $15,000 is the free withdrawal amount since it is greater than 10% of payments less prior withdrawals ($5,000-0). The amount requested (2,000) is less than the free withdrawal amount so no payments are liquidated and no withdrawal charge applies.

(B) The Contract has negative accumulate earnings ($49,000 - $50,000), so the free withdrawal amount is limited to 10% of payments less all prior withdrawals. Since 2,000 has already been withdrawn in the current Contract Year, the remaining free withdrawal amount during the third Contract Year is $3,000. The $5,000 partial withdrawal will consist of $3,000 free of withdrawal charge, and the remaining $2,000 will be subject to a withdrawal charge and result in payments being liquidated. The remaining unliquidated payments are $48,000.

(C) The Contract has increased in value to 52,000. The unliquidated payments are 48,000 so the accumulated earnings are $4,000, which is greater than 10% of payments less prior withdrawals ($5,000 - $2,000 - $5,000 < 0). Hence the free withdrawal amount is $4,000. Therefore, $3,000 of the $7,000 partial withdrawal will be subject to a withdrawal charge and result in payments being liquidated. The remaining unliquidated payments are $45,000.

(D) The free withdrawal amount is zero since the Contract has negative accumulated earnings ($44,000 - $45,000) and the full 10% of payments ($5,000) has already been withdrawn. The full amount of $8,000 will result in payments being liquidated subject to a withdrawal charge. At the beginning of the next Contract Year the full 10% of payments would be available again for withdrawal requests during that year.

                        APPENDIX __: Qualified Plan Types

TRADITIONAL IRAS

Individual Retirement Annuities

Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity or IRA (sometimes referred to as a traditional IRA to distinguish it from the Roth IRA discussed below). IRAs are subject to limits on the amounts that may be contributed and deducted, the persons who may be eligible and on the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be rolled over on a tax-deferred basis into an IRA. The Contract may not, however, be used in connection with an Education IRA under Section 530 of the Code.

The Contract may be issued with a death benefit or an optional benefit rider a GRIP benefit, Principal Plus or Principal Plus for Life]. The presence of these benefits may increase the amount of any required minimum distributions for IRAs and other contracts subject to the required minimum distribution rules.

Distributions

In general, all amounts paid out from a traditional IRA contract (in the form of an annuity, a single sum, death benefits or partial withdrawal), are taxable to the payee as ordinary income. As in the case of a Contract not purchased under a Qualified Plan, you may incur additional adverse tax consequences if you make a surrender or withdrawal before you reach age 59 1/2 (unless certain exceptions apply as specified in Code section 72(t)). If you have made any non-deductible contributions to an IRA contract, all or part of any withdrawal or surrender proceeds, single sum death benefit or annuity payment, may be excluded from your taxable income when you receive the proceeds.

The tax law requires that annuity payments under a traditional IRA contract begin no later than April 1 of the year following the year in which the owner attains age 70 1/2. The amount that must be distributed each year is computed on the basis of the owner's age and the value of the Contract, taking into account both the account balance and, in 2006 and subsequent years, the actuarial present value of other benefits provided under the Contract.

ROTH IRAS

Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a Roth IRA. Roth IRAs are generally subject to the same rules as non-Roth IRAs, but they differ in certain respects.

Among the differences are that contributions to a Roth IRA are not deductible and qualified distributions from a Roth IRA are excluded from income. A qualified distribution is a distribution that satisfies two requirements. First, the distribution must be made in a taxable year that is at least five years after the first taxable year for which a contribution to any Roth IRA established for the owner was made. Second, the distribution must be:

-    made after the owner attains age 59 1/2;

-    made after the owner's death;

-    attributable to the owner being disabled; or

- a qualified first-time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code.

In addition, distributions from Roth IRAs need not commence when the owner attains age 70 1/2. A Roth IRA may accept a "qualified rollover contribution" from a non-Roth IRA, but a Roth IRA may not accept rollover contributions from other Qualified Plans.

If the Contract is issued with certain death benefits or an optional benefit such as a GRIP benefit, Principal Plus or Principal Plus for Life, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which include Roth IRAs) and other contracts subject to the minimum distribution rules. Also, the state tax treatment of a Roth IRA may differ from the Federal income tax treatment of a Roth IRA. If you intend to use the Contract in connection with a Roth IRA, you should seek independent tax advice.

Conversion to a Roth IRA

You can convert a traditional IRA to a Roth IRA, unless:

-    you have adjusted gross income over $100,000, or

-    you are a married taxpayer filing a separate return.

The Roth IRA annual contribution limit does not apply to converted amounts.

You must, however, pay tax on any portion of the converted amount that would have been taxed if you had not converted to a Roth IRA. No similar limitations apply to rollovers from one Roth IRA to another Roth IRA.

SIMPLE IRA PLANS

In general, under Section 408(p) of the Code a small business employer may establish a SIMPLE IRA retirement plan if the employer employed 100 or fewer employees earning at least $5,000 during the preceding year. Under a SIMPLE IRA plan both employees and the employer make deductible contributions. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. If the Contract is issued with a death benefit or an optional benefit such as a GRIP benefit, Principal Plus or Principal Plus for Life], the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which would include SIMPLE IRAs) and other contracts subject to the minimum distribution rules. The requirements for minimum distributions from a SIMPLE IRA retirement plan, and rules on taxation of distributions from a SIMPLE retirement plan, are generally the same as those discussed above for distributions from a traditional IRA. Employers intending to use the Contract in connection with such plans should seek independent tax advice.

SIMPLIFIED EMPLOYEE PENSIONS (SEP-IRAS)

Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees, using the employees' IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs. If the Contract is issued with a death benefit or an optional benefit such as a GRIP benefit, Principal Plus or Principal Plus for Life], the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which would include SEP-IRAs) and other contracts subject to the minimum distribution rules. The requirements for minimum distributions from a SEP-IRA, and rules on taxation of distributions from a SEP-IRA, are generally the same as those discussed above for distributions from a traditional IRA.

TAX-SHELTERED ANNUITIES

Section 403(b) of the Code permits public school employees and employees of certain types of tax-exempt organizations to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the purchase payments from gross income for tax purposes. These Contracts are commonly referred to as "tax-sheltered annuities." Purchasers of the Contracts for such purposes should seek competent advice as to eligibility, limitations on purchase payments, and other tax consequences. In particular, purchasers should note that the Contract provides death benefit options that may exceed both aggregate purchase payments and Contract Value. It is possible that the IRS could characterize the death benefit as an incidental death benefit, resulting in currently taxable income to the owner. There also are limits on the amount of incidental benefits that may be provided under a tax-sheltered annuity. If a Contract is issued with a death benefit or an optional benefit rider such as a GRIP benefit, Principal Plus or Principal Plus for Life], the presence of these benefits may increase the amount of any required minimum distributions that must be made.

Tax-sheltered annuity contracts must contain restrictions on withdrawals of:

- contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988,

-    earnings on those contributions, and

- earnings after 1988 on amounts attributable to salary reduction contributions (and earnings on those contributions) held as of the last day of 1988.

These amounts can be paid only if the employee has reached age 59 1/2, separated from service, died, or become disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals do not apply to the extent we are directed to transfer some or all of the Contract Value to the issuer of another tax-sheltered annuity or into a
Section 403(b)(7) custodial account.)

PENSION AND PROFIT SHARING PLANS QUALIFIED UNDER SECTION 401(A)

In general, an employer may deduct from its taxable income premium payments it makes under a qualified pension or profit-sharing plan described in Section 401(a) of the Code. Employees participating in the plan generally do not have to pay tax on such contributions when made. Special requirements apply if a 401(a) plan covers an employee classified under the Code as a "self-employed individual" or as an "owner-employee".

Annuity payments (or other payments, such as upon withdrawal, death or surrender) generally constitute taxable income to the payee; and the payee must pay income tax on the amount by which a payment exceeds its allocable share of the employee's "investment in the Contract" (as defined in the Code), if any. In general, an employee's "investment in the Contract" equals the aggregate amount of premium payments made by the employee.

Minimum distributions to the employee under an employer's pension and profit sharing plan qualified under Section 401(a) of the Code must begin no later than April 1 of the year following the year in which the employee reaches age 70 1/2 or, if later, retires. (In the case of an employee who is a 5-percent owner as defined in Code section 416, the required beginning date is April 1 of the year following the year in which the employee reaches age 70 1/2.)

CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT-SHARING PLANS

The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh," permits self-employed individuals to establish tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of annuity contracts in order to provide benefits under the plans. The Contract provides death benefit options that in certain circumstances may exceed both aggregate purchase payments and Contract Value. It is possible that the IRS could characterize the death benefit as an incidental death benefit, resulting in currently taxable income to the participant. There also are limits on the amount of incidental benefits that may be provided under pension and profit sharing plans. [If the Contract is issued with [certain -- verify] death benefits or an optional benefit such as a GRIP benefit, Principal Plus or Principal Plus for Life], the presence of these benefits may increase the amount of any required minimum distributions that must be made. Employers intending to use the Contract in connection with such plans should seek independent advice.

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS

Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a Contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for Federal income tax purposes.

A Section 457 plan must satisfy several conditions, including the following:

- it must not permit distributions prior to your separation from service (except in the case of an unforeseen emergency), and

- all compensation deferred under the plan must remain solely the employer's property, subject to the claims of the employer's creditors.

When we make payments under your Contract, the payment is taxed as ordinary income. Minimum distributions under a Section 457 plan must begin no later than April 1 of the year following the year in which the employee reaches age 70 1/2 or, if later, retires.

               APPENDIX E: Series I Shares for Contracts Issued by
                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

SERIES I SHARES. For Contracts issued by John Hancock Life Insurance Company (U.S.A.) prior to May 13, 2002, the assets of each sub-account of the Variable Account are invested in the case of the Trust portfolios in Series I shares except in the case of Trust portfolios which commenced operations on or after May 1, 2003 where such Contracts invest in Series II shares. Series I shares of each Trust portfolio, except the Lifestyle Trusts, are subject to a Rule 12b-1 fee of 0.15%.

TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES

The following table describes the operating expenses for each of the portfolios, as a percentage of the portfolio's average net assets for the fiscal year ending December 31, 2005. More detail concerning each portfolio's fees and expenses is contained in the portfolio's prospectus and in the notes following the table.

                                                                                                           TOTAL
                                                                                          OTHER            ANNUAL
PORTFOLIO                                           MANAGEMENT FEES  RULE 12B-1 FEES     EXPENSES         EXPENSES
---------                                           ---------------  ---------------     --------         --------
JOHN HANCOCK TRUST -- SERIES I SHARES:
Science & Technology Trust                                 1.04%(C)        0.05%           0.07%           1.16%
Pacific Rim Trust                                          0.80%           0.05%           0.28%           1.13%
Health Sciences Trust                                      1.05%(C)        0.05%           0.11%           1.21%
Emerging  Small Company Trust                              1.00%           0.05%           0.06%           1.11%
Small Cap Index Trust                                      0.49%           0.05%           0.03%           0.57%
Dynamic Growth Trust                                       0.95%           0.05%           0.07%           1.07%
Mid Cap Stock Trust                                        0.86%           0.05%           0.05%           0.96%
All Cap Growth Trust                                       0.89%           0.05%           0.06%           1.00%
Strategic Opportunities Trust                              0.80%           0.05%           0.07%           0.92%
Financial Services Trust                                   0.88%(F)        0.05%           0.08%           1.01%
International Stock Trust                                  0.95%           0.05%           0.16%           1.16%
International Small Cap Trust                              1.00%           0.05%           0.19%           1.24%
International Value Trust                                  0.87%(E)        0.05%           0.15%           1.07%
Quantitative Mid Cap Trust                                 0.75%           0.05%           0.09%           0.89%
Mid Cap Index Trust                                        0.49%           0.05%           0.03%           0.57%
Global Trust                                               0.85%(E)        0.05%           0.15%           1.05%
Capital Appreciation Trust                                 0.85%           0.05%           0.07%           0.97%
All Cap Core Trust                                         0.80%           0.05%           0.07%           0.92%
Large Cap Growth Trust                                     0.85%           0.05%           0.06%           0.96%
Total Stock Market Index Trust                             0.49%           0.05%           0.03%           0.57%
Blue Chip Growth Trust                                     0.82%(C)        0.05%           0.04%           0.91%
U.S. Large Cap Trust                                       0.82%           0.05%           0.06%           0.93%
Strategic Value Trust                                      0.85%           0.05%           0.09%           0.99%
Utilities Trust                                            0.85%           0.05%           0.25%           1.15%
Real Estate Securities Trust                               0.70%           0.05%           0.05%           0.80%
Small Company Value Trust                                  1.04%(C)        0.05%           0.01%           1.10%
Mid Cap Value Trust                                        0.87%           0.05%           0.05%           0.97%
Value Trust                                                0.74%           0.05%           0.06%           0.85%
All Cap Value Trust                                        0.84%           0.05%           0.06%           0.95%
500 Index Trust                                            0.46%           0.05%           0.05%           0.56%
Fundamental Value Trust                                    0.84%(F)        0.05%           0.05%           0.94%
Growth & Income Trust                                      0.65%           0.05%           0.04%           0.74%
Equity-Income Trust                                        0.81%(C)        0.05%           0.05%           0.91%
Income & Value Trust                                       0.79%           0.05%           0.04%           0.88%
Global Allocation Trust                                    0.85%           0.05%           0.20%           1.10%
High Yield Trust                                           0.68%           0.05%           0.07%           0.80%
Strategic Bond Trust                                       0.70%           0.05%           0.08%           0.83%

                                                                                                          TOTAL
                                                                                          OTHER           ANNUAL
PORTFOLIO                                           MANAGEMENT FEES  RULE 12B-1 FEES     EXPENSES        EXPENSES
---------                                           ---------------  ---------------     --------        --------
Global Bond Trust                                          0.70%           0.05%          0.10%            0.85%
Investment Quality Bond Trust                              0.60%           0.05%          0.09%           0.74%
Total Return Trust                                         0.70%           0.05%          0.05%           0.80%
U.S. Government Securities Trust                           0.62%           0.05%          0.07%           0.74%
Money Market Trust                                         0.48%           0.05%          0.03%           0.56%
Lifestyle Aggressive 1000 Trust                            0.05%           0.05%          1.02%(B)        1.12%
Lifestyle Growth 820 Trust                                 0.05%           0.05%          0.95%(B)        1.05%
Lifestyle 640 Balanced Trust                               0.05%           0.05%          0.90%(B)        1.00%
Lifestyle 460 Moderate Trust                               0.05%           0.05%          0.87%(B)        0.97%
Lifestyle 280 Conservative Trust                           0.05%           0.05%          0.79%(B)        0.89%
JOHN HANCOCK TRUST -- SERIES II SHARES:
Emerging Growth Trust                                      0.80%           0.25%          0.07%           1.12%
Natural Resources Trust                                    1.01%           0.25%          0.07%           1.33%
Small Cap Growth Trust(A)                                  1.08%           0.25%          0.07%           1.40%
Small Cap Trust(A)                                         0.85%           0.25%          0.07%           1.17%
Small Company Trust (+)                                    1.05%           0.25%          0.57%(A)        1.87%(D)
International Opportunities Trust(A)                       1.00%           0.25%          0.20%           1.45%
International Equity Index Trust(A)                        0.55%           0.25%          0.06%           0.86%
Overseas Equity Trust(A)                                   0.90%           0.25%          0.17%           1.32%
American International Trust(G)                            0.54%           0.75%          0.08%           1.37%
Mid Cap Core Trust                                         0.90%           0.25%          0.16%           1.31%
American Growth Trust(G)                                   0.35%           0.75%          0.03%           1.13%
U.S. Global Leaders Growth Trust (+)                       0.71%           0.25%          0.73%(A)        1.69%(D)
Quantitative All Cap Trust                                 0.71%           0.25%          0.05%           1.01%
Core Equity Trust (+)                                      0.85%           0.25%          0.06%(A)        1.16%
Large Cap Value Trust                                      0.85%           0.25%          0.13%           1.23%
Classic Value Trust (+)                                    0.87%           0.25%          0.56%(A)        1.68%(D)
Small Cap Opportunities Trust                              1.00%           0.25%          0.08%           1.33%
Small Cap Value Trust(A)                                   1.08%           0.25%          0.08%           1.41%
Special Value Trust                                        1.00%           0.25%          0.28%           1.53%
Mid Value Trust                                            1.01%(C)        0.25%          0.07%           1.33%
Large Cap Trust(A)                                         0.85%           0.25%          0.15%           1.25%
Quantitative Value Trust (+)                               0.70%           0.25%          0.08%(A)        1.03%
American Growth-Income Trust(G)                            0.29%           0.75%          0.03%           1.07%
American Blue Chip Income and Growth Trust(G)              0.45%           0.75%          0.05%           1.25%
U.S. High Yield Bond Trust(A)                              0.75%           0.25%          0.21%           1.21%
Strategic Income Trust (+)                                 0.73%           0.25%          0.46%(A)        1.44%
Real Return Bond Trust                                     0.70%           0.25%          0.07%           1.02%
Core Bond Trust(A)                                         0.69%           0.25%          0.21%           1.15%
Active Bond Trust(A)                                       0.61%           0.25%          0.04%           0.90%
PIMCO VARIABLE INSURANCE TRUST - CLASS M SHARES:
PIMCO VIT All Asset Portfolio                              0.20%           0.45%          0.88%           1.53%

----------

(+)  Commencement of operations -- May 3, 2004

(A)  Based on estimates for the current fiscal year

(B) "Other Expenses" reflects the expenses of the Underlying Portfolios as well as the expenses of the Lifestyle Trust. The Adviser is currently paying a portion of the expenses of each Lifestyle Trust. The expenses above do not reflect this expense reimbursement. If such expense reimbursement were reflected, it is estimated that "Other Expenses" and "Total Annual Expenses" would be:

                                                                  TOTAL
                                                                  ANNUAL
PORTFOLIO                                  OTHER EXPENSES        EXPENSES
---------                                  --------------        --------
Lifestyle Aggressive 1000 Trust               1.01%               1.11%
Lifestyle Growth 820 Trust                    0.94%               1.04%
Lifestyle Balanced Trust                      0.89%               0.99%
Lifestyle Moderate Trust                      0.86%               0.96%
Lifestyle Conservative Trust                  0.78%               0.88%
This voluntary expense reimbursement may be terminated at any time

----------

(C) The Adviser has voluntarily agreed to waive a portion of its advisory fee for the Science & Technology Trust, Health Sciences Trust, the Blue Chip Growth Trust, the Equity-Income Trust, the Mid Value Trust, and the Small Company Value Trust. The waiver is based on the combined assets of these portfolios. Once these combined assets exceed specified amounts, the fee reduction is increased. The fee reductions are applied to the advisory fees of each of the six portfolios. This voluntary fee waiver may be terminated at any time by the Adviser. If such advisory fee waiver were reflected, it is estimated that the "Management Fees" and "Total Annual Expenses" for these portfolios would have been as follows:


                                  MANAGEMENT      TOTAL ANNUAL
PORTFOLIO                            FEES           EXPENSES
---------                         ----------      ------------
Science & Technology Trust           1.01%           1.13%
Health Sciences Trust                1.02%           1.18%
Blue Chip Growth Trust               0.79%           0.88%
Equity-Income Trust                  0.78%           0.88%
Mid Value Trust                      0.98%           1.30%
Small Company Value Trust            1.01%           1.07%

----------

(D) For certain portfolios, the Adviser reduces its advisory fee or reimburses the portfolio if the total of all expenses (excluding advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolio's business) exceed certain annual rates. In the case of the Small Company Trust, U.S. Global Leaders Growth Trust, and Classic Value Trust, the Adviser reimbursed the portfolio for certain expenses for the year ended December 31, 2004. These advisory fee waivers may be terminated at any time. If such expense reimbursement were reflected, it is estimated that "Other Expenses" and "Total Annual Expenses" would be:

                                                                TOTAL ANNUAL
PORTFOLIO                                  OTHER EXPENSES         EXPENSES
---------                                  --------------       ------------
Small Company Trust                            0.49%               1.79%
U.S. Global Leaders Growth Trust               0.50%               1.46%
Classic Value Trust                            0.50%               1.62%
These voluntary expense reimbursements may be terminated at any time.

----------

(E) Effective December 9, 2003, due to a decrease in the subadvisory fees for the Global Trust and the International Value Trust, the Adviser voluntarily agreed to waive its advisory fees so that the amount retained by the Adviser after payment of the subadvisory fees for each such portfolio does not exceed 0.35% of the portfolio's average net assets. For the year ended December 31, 2004, the effective annual advisory fees ("Management Fees") and "Total Annual Expenses" were as follows:

                                     MANAGEMENT         TOTAL ANNUAL
PORTFOLIO                               FEES              EXPENSES
---------                            ----------         ------------
Global Trust                            0.80%               1.00%
International Value Trust               0.80%               1.00%
These advisory fee waivers may be rescinded at any time.

----------

(F) Financial Services and Fundamental Value Trusts. The Adviser has voluntarily agreed to reduce its advisory fee for the Financial Services and Fundamental Value Trusts to the amounts shown below. These advisory fee waivers may be terminated at any time.

                                                 BETWEEN $50
                                                 MILLION AND      EXCESS OVER
                                     FIRST $50      $500              $500
PORTFOLIO                             MILLION*     MILLION*         MILLION*
---------                            ---------   -----------      -----------
Financial Services Trust               0.85%        0.80%            0.75%
Fundamental Value Trust                0.85%        0.80%            0.75%

----------

*    as a percentage of average annual net assets.

If such advisory fee waiver were reflected, it is estimated that the advisory fees ("Management Fees") and "Total Annual Expenses" for these portfolios would have been as follows:

                                     MANAGEMENT   TOTAL ANNUAL
PORTFOLIO                              FEES         EXPENSES
---------                            ----------   ------------
Financial Services Trust               0.83%          0.96%
Fundamental Value Trust                0.79%          0.89%

----------

(G) Reflects the aggregate annual operating expenses of each portfolio and its corresponding master fund. In the case of the American Growth, American International, American Blue Chip Income and Growth, and American Growth-Income, during the year ended December 31, 2004, Capital Research Management Company (the adviser to the American Growth, American International, American Blue Chip Income and Growth, and American Growth-Income) voluntarily reduced investment advisory fees to rate provided by amended agreement effective April 1, 2004. These advisory fee waivers may be terminated at any time. If such advisory fee reductions were reflected, it is estimated that "Management Fees" and "Total Annual Expenses" would be:

                                     MANAGEMENT   TOTAL ANNUAL
PORTFOLIO                               FEES        EXPENSES
---------                            ----------   ------------
American Growth Trust                  0.34%          1.12%
American International Trust           0.53%          1.36%
American Blue Chip Income and
Growth Trust                           0.44%          1.24%
American Growth-Income Trust           0.28%          1.06%

                  APPENDIX F: Optional Enhanced Death Benefits

This Appendix provides a general description of the optional enhanced death benefit riders that may have been available at the time you purchased a VENTURE III Contract. If you purchased an optional enhanced death benefit rider, you will pay the monthly charge shown in the Fee Tables for that benefit as long as it is in effect.

YOU SHOULD CAREFULLY REVIEW YOUR CONTRACT, INCLUDING ANY ATTACHED RIDERS, FOR COMPLETE INFORMATION ON BENEFITS, CONDITIONS AND LIMITATIONS OF ANY ENHANCED DEATH BENEFIT RIDERS APPLICABLE TO YOUR CONTRACT. You should also carefully review the Tax Considerations section of the Prospectus for information about optional benefit riders.

Annual Step Death Benefit

If you elected the optional Annual Step Death Benefit, we impose an additional daily charge at any annual rate of 0.20% of the value of the variable investment accounts. For Contracts issued on or after January 29, 2001 but prior to May 5, 2003, however, the fee for this benefit is 0.05%. You could elect this optional benefit only at the time we issued your Contract, if the rider was then available for sale in your state. Once you elect this benefit, it is irrevocable.

Under this benefit, if the Owner dies before the Contract's date of maturity, we will pay an "Annual Step Benefit" to your beneficiary if it is greater than the death benefit under your Contract. (The death benefit paid under the Annual Step Benefit replaces a lower death benefit under the terms of the Contract.)

The Annual Step Death Benefit is the greatest "Anniversary Value" after the effective date of the Annual Step Death Benefit but prior to the oldest owner's 81st birthday. The Anniversary Value is equal to the Contract Value on the last day of the Contract Year, plus any purchase payments you have made since that anniversary, MINUS amounts we deduct for any withdrawals you have taken (and any related withdrawal charges) since that anniversary.

We deduct amounts in connection with partial withdrawals on a pro rata basis by multiplying the Annual Step Death Benefit payable prior to the withdrawal, by the ratio of the partial withdrawal amount divided by the Contract Value prior to the partial withdrawal.

If the beneficiary under the Contract is the Contract Owner's surviving spouse and elects to continue the Contract, the optional Annual Step Death Benefit will continue with the surviving spouse as the new Contract Owner. For purposes of calculating the optional Annual Step Death Benefit payable upon the death of the surviving spouse, we treat the death benefit paid upon the first owner's death as a payment to the Contract. This payment will not be included in cumulative payments and is not eligible for a payment enhancement. In addition, we will not consider payments made and all amounts deducted in connection with partial withdrawals prior to the date of the first owner's death in the determination of the Annual Step Death Benefit for the surviving spouse. We also set all Anniversary Values to zero for Contract Anniversaries prior to the date of the first owner's death.

Termination of the Annual Step Death Benefit. The Annual Step Death Benefit will terminate upon the earliest to occur of (a) the date the Contract terminates,
(b) the maturity date; or (c) the date on which the Annual Step Death Benefit is paid. However, as noted in the paragraph above, if the deceased owner's spouse is the beneficiary, the spouse may elect to continue the Contract (including The Annual Step Death Benefit) as the new owner.

Qualified Retirement Plans. If you intend to use your Contract in connection with a qualified retirement plan, including an IRA, you should consider the effects that the death benefit provided under the Contract (with or without Annual Step Death Benefit) may have on your plan (see APPENDIX E to the Prospectus). Please consult your tax advisor.

THE CONTINUATION OF THE OPTIONAL ANNUAL STEP DEATH BENEFIT TO AN EXISTING CONTRACT FOR A SURVIVING SPOUSE MAY NOT ALWAYS BE IN YOUR INTEREST SINCE AN ADDITIONAL FEE IS IMPOSED FOR THIS BENEFIT.

Guaranteed Earnings Multiplier (Not available in NY and Washington)

If you elected the optional Guaranteed Earnings Multiplier ("GEM") benefit, we impose an additional daily charge at an annual rate of 0.20% of the value of each variable investment account. With this benefit, on the death of any Contract Owner prior to the maturity date, we will pay the death benefit otherwise payable under the Contract plus the benefit payable under GEM. Election of GEM may only be made at issue, is irrevocable, and it may only be terminated as described below.

Subject to the maximum amount described below, GEM provides a payment equal to 40% of the appreciation in the Contract Value (as defined below) upon the death of any Contract Owner if the oldest owner is 69 or younger at issue, and 25% if the oldest owner is 70 or older at issue.

The appreciation in the Contract Value is defined as the Contract Value less the sum of all purchase payments, reduced proportionally by any amount deducted in connection with partial withdrawals. The death benefit will also be reduced by the amount of any unpaid loans under a Contract in the case of qualified contracts.

If the oldest owner is 69 or younger at issue, the maximum amount of the GEM benefit is equal to 40% of the sum of all purchase payments, less any amounts deducted in connection with partial withdrawals. If the oldest owner is 70 or older at issue, the maximum amount of the GEM benefit is equal to 25% of the sum of all purchase payments, less any amounts deducted in connection with partial withdrawals.

We deduct amounts in connection with partial withdrawals on a pro rata basis by multiplying the GEM benefit payable prior to the withdrawal, by the ratio of the partial withdrawal amount divided by the Contract Value prior to the partial withdrawal.

If the beneficiary under the Contract is the deceased owner's spouse and elects to continue the Contract, GEM will continue with the surviving spouse as the new Contract Owner. In this case, upon the death of the surviving spouse prior to the maturity date, a second GEM benefit will be paid and the entire interest in the Contract must be distributed to the new beneficiary.

For purposes of calculating the GEM benefit payable on the death of the surviving spouse, the GEM benefit will be equal to zero on the date of the first Contract Owner's death and the GEM benefit payable upon the first Contract Owner's death will be treated as a purchase payment. In addition, all purchase payments made, and all amounts deducted in connection with partial withdrawals prior to the date of the first Contract Owner's death, will not be considered in determining the GEM benefit.

Termination of GEM. GEM will terminate upon the earliest to occur of (a) the date the Contract terminates, (b) the maturity date; or (c) the date on which the GEM benefit is paid. However, as noted in the paragraph above, if the deceased owner's spouse is the beneficiary, the spouse may elect to continue the Contract (including GEM) as the new owner.

Qualified Retirement Plans. If you intend to use your Contract in connection with a qualified retirement plan, including an IRA, you should consider the effects that the death benefit provided under the Contract (with or without GEM) may have on your plan (see APPENDIX D to the prospectus). Please consult your tax advisor.

THE ELECTION OF GEM ON A CONTRACT MAY NOT ALWAYS BE IN YOUR INTEREST SINCE AN ADDITIONAL FEE IS IMPOSED FOR THIS BENEFIT.

Triple Protection Death Benefit (Not available in NY)

If you elected the optional Triple Protection Death Benefit ("T-PRO"), we impose an additional annual fee of 0.50% (as a percentage of the T-PRO Death Benefit). The T-PRO benefit was available for Contracts issued between December 8, 2004 and December 31, 2004. If you elected T-PRO, it is irrevocable and you may only change the owner of your Contract to an individual that is the same age or younger than the oldest current owner.

Under this benefit, if the Owner dies before the Contract's date of maturity, the T-PRO Death Benefit replaces any death benefit payable under the terms of your Contract. The T-PRO Death Benefit is equal to an "Enhanced Earnings Death Benefit" factor plus the greatest of:

-    the Contract Value;

-    the Return of Purchase Payments Death Benefit Factor;

-    the Annual Step Death Benefit Factor; or

-    the Graded Death Benefit Factor.

We deduct any Debt under your Contract from the amount described above.

Enhanced Earnings Death Benefit Factor. For purposes of the T-PRO Death Benefit, the Enhanced Earnings Death Benefit factor is equal to 50% multiplied by Earnings, as defined under the Enhanced Earnings Death Benefit Factor calculation of the T-PRO rider. For purposes of the Enhanced Earnings Death Benefit Factor calculation, Earnings is equal to the Contract Value minus the Earnings Basis. The Earnings Basis is equal to 150% of each purchase payment made less the sum of all Withdrawal Reductions in connection with partial withdrawals. The maximum Enhanced Earnings Death Benefit Factor is equal to 100% of the Earnings Basis.

Example. Assume a single purchase payment of $100,000 is made into the Contract, no additional purchase payments are made and there are no partial withdrawals. Assume the Contract Value on the date the T-PRO Death Benefit is determined is equal to $175,000:

               Earnings Basis is equal to 150% of $100,000 or $150,000. Earnings is equal to $175,000 minus $150,000 or $25,000. NOTE THAT FOR PURPOSES OF T-PRO, EARNINGS ARE ALWAYS LESS THAN THE EXCESS OF ACCOUNT VALUE OVER PAYMENTS. IN THIS EXAMPLE, THEY ARE LESS THAN $75,000 (OR $175,000 MINUS $100,000).

The Enhanced Earnings Death Benefit Factor is equal to 50% of $25,000 or
$12,500.

Return of Purchase Payments Death Benefit Factor. The Return of Purchase Payments Death Benefit Factor is equal to the sum of all purchase payments made less the sum of all Withdrawal Reductions in connection with partial withdrawals.

Annual Step Death Benefit Factor. For purposes of the T-PRO Death Benefit, the Annual Step Death Benefit Factor is equal to the greatest Anniversary Value since the effective date of the T-PRO rider but prior to the oldest owner's attained age 81. The Anniversary Value is equal to the Contract Value on a Contract Anniversary increased by all purchase payments made, less Withdrawal Reductions in connection with partial withdrawals since that Contract Anniversary.

Graded Death Benefit Factor. For purposes of the T-PRO Death Benefit, the Graded Death Benefit Factor is equal to (1) minus (2) where:

(1) is equal to the sum of each purchase payment multiplied by the applicable Payment Multiplier obtained from the table below:

                  NUMBER OF COMPLETE YEARS
                  PAYMENT HAS BEEN IN CONTRACT                PAYMENT MULTIPLIER*
                  ----------------------------                -------------------
                  0                                           100%
                  1                                           110%
                  2                                           120%
                  3                                           130%
                  4                                           140%
                  5                                           150%

----------

* If a purchase payment is received on or after the oldest owner's attained age 71, the Payment Multiplier equals 100% in all years. THUS, FOR PURCHASE PAYMENTS MADE ON OR AFTER THE OLDEST OWNER REACHES ATTAINED AGE 71, THE BENEFIT PROVIDED BY THE GRADED DEATH BENEFIT FACTOR IS EQUAL TO THE BENEFIT PROVIDED BY THE RETURN OF PURCHASE PAYMENTS DEATH BENEFIT FACTOR.

(2) is equal to the sum of Withdrawal Reductions in connection with partial withdrawals taken. Withdrawal Reductions are recalculated each time the Graded Death Benefit Factor is recalculated, based on purchase payment and withdrawal history.

The Graded Death Benefit Factor will never be greater than purchase payments less the sum of all Withdrawal Reductions in connection with partial withdrawals taken plus $250,000.

THE T-PRO DEATH BENEFIT FACTORS ARE SEPARATE AND DISTINCT FROM SIMILARLY NAMED TERMS, SUCH AS "ANNUAL STEP DEATH BENEFIT" THAT MAY BE CONTAINED IN OTHER OPTIONAL BENEFIT RIDERS. THE OTHER OPTIONAL BENEFIT RIDERS IMPOSE SEPARATE OPTIONAL RIDER CHARGES AND THEIR BENEFITS AND LIMITATIONS MAY BE DIFFERENT.

Withdrawal Reductions. If total partial withdrawals taken during a Contract Year are less than or equal to 5% of total purchase payments (the "Annual Withdrawal Limit"), then the Withdrawal Reductions reduce the appropriate value by the dollar amount of each partial withdrawal. Otherwise, Withdrawal Reductions reduce the appropriate value by the percentage reduction in the Contract Value attributed to the amount of each partial withdrawal.

The guaranteed death benefits provided by T-PRO are adjusted at the point of each partial withdrawal but may be recalculated if subsequent partial withdrawals are taken within the same Contract Year. For example, if a withdrawal causes total partial withdrawals taken during that Contract Year to exceed 5% the Annual Withdrawal Limit, then all previous Withdrawal Reductions in that Contract Year will be recalculated and will reduce the appropriate value proportionately. If a subsequent purchase payment is made, then the Annual Withdrawal Limit will increase potentially resulting in a recalculation of previous Withdrawal Reductions within the same Contract Year.

Determination and Distribution of T-PRO Death Benefit. We determine the death benefit paid under T-PRO as of the date our Annuity Service Office receives written notice and proof of death and all required forms in good order.

If the Beneficiary is the deceased owner's spouse, and the T-PRO Death Benefit is not taken in one sum under our current administrative practices, the Contract and the T-PRO rider will continue with the surviving spouse as the new owner. Upon the death of the surviving spouse prior to the Maturity Date, a second T-PRO Death Benefit will be paid and the entire interest in the Contract must be distributed to the new Beneficiary in accordance with the provisions of the Contract.

For purposes of calculating the second T-PRO Death Benefit, payable upon the death of the surviving spouse:

- The T-PRO Death Benefit paid upon the first owner's death ("first T-PRO Death Benefit") is not treated as a purchase payment to the Contract.

- In determining the Enhanced Earnings Death Benefit Factor, on the date the first T-PRO Death Benefit was paid, the Earnings Basis is reset to equal the first T-PRO Death Benefit. The Earnings Basis will be increased for any purchase payments made and decreased for any Withdrawal Reductions in connection with partial withdrawals taken after the date the first T-PRO Death Benefit was paid. All purchase payments made and all amounts deducted in connection with partial withdrawals prior to the date the first T-PRO Death Benefit was paid will not be considered in the determination of the Enhanced Earnings Death Benefit Factor.

- In determining other elements of the death benefit calculation (described above as (b) the Return of Purchase Payments Death Benefit Factor; (c) the Annual Step Death Benefit Factor; and (d) the Graded Death Benefit Factor), all purchase payments and all withdrawals before and after the date the first T-PRO Death Benefit was paid will be considered.

Investment Options. At the current time, there are no additional investment option restrictions imposed when the T-PRO rider is chosen.

WE RESERVE THE RIGHT TO RESTRICT INVESTMENT OPTIONS AT ANY TIME. WE WILL NOTIFY YOU IN WRITING AT LEAST 30 DAYS PRIOR TO RESTRICTING AN INVESTMENT OPTION. If an investment option is restricted, no transfers into the restricted investment options will be allowed and no new purchase payments may be allocated to the restricted investment options after the date of the restriction. Any amounts previously allocated to an investment option that is subsequently restricted will be unaffected by such restriction. Any amount previously allocated to Fixed investment options may be renewed subject to terms of the Contract.

Termination of T-PRO Rider. The owner may not terminate the T-PRO rider. However, T-PRO will terminate automatically upon the earliest of:

-    the date the Contract terminates;

-    the Maturity Date; or

- the later of the date on which the T-PRO Death Benefit is paid, or the date on which the second T-PRO Death Benefit is paid, if the Contract and T-PRO rider are continued by the surviving spouse after the death of the original owner.

Determination of T-PRO Fee. Prior to termination of the T-PRO rider, on each Contract Anniversary, the T-PRO fee is calculated by multiplying 0.50% by the T-PRO Death Benefit payable had death occurred on that Contract Anniversary. On each Contract Anniversary, the T-PRO fee is withdrawn from each investment option in the same proportion that the value of the investment account of each investment option bears to the Contract Value.

If there is a full withdrawal on any date other than a Contract Anniversary, we will deduct a pro rata portion of the T-PRO fee from the amount paid upon withdrawal. The T-PRO fee will be determined based on the T-PRO Death Benefit that would have been payable had death occurred immediately prior to the full withdrawal. For purposes of determining the T-PRO fee, the commencement of annuity benefit payments shall be treated as a total withdrawal.

Qualified Retirement Plans. If you intend to use your Contract in connection with a qualified retirement plan, including an IRA, you should consider the effects that the death benefit provided under the Contract (with or without T-PRO) may have on your plan (see APPENDIX D to the prospectus). Please consult your tax advisor.

           APPENDIX G: Optional Guaranteed Minimum Withdrawal Benefits

PRINCIPAL PLUS AND PRINCIPAL PLUS FOR LIFE

Definitions.

We use the following definitions to describe how the Principal Plus and Principal Plus for Life optional benefits work:

Guaranteed Withdrawal Balance or GWB means:

- The total amount we guarantee to be available for future periodic withdrawals during the accumulation period.

- The initial GWB is equal to your initial purchase payment, up to the maximum GWB.

-        The maximum GWB at any time is $5,000,000.

Guaranteed Withdrawal Amount or GWA means:

- The amount we guarantee to be available each Contract Year for withdrawal during the accumulation period until the GWB is depleted.

-        The initial GWA is equal to 5% of the initial GWB.

-        The maximum GWA at any time is $250,000.

Reset means a reduction of guaranteed amounts resulting from our recalculation of the GWB, GWA or, for Principal Plus for Life, the "LIA." We may Reset guaranteed amounts if your annual withdrawals of Contract Value exceed the GWA or "LIA".

Step-Up means an increase of guaranteed amounts resulting from our recalculation of the GWB, GWA or "LIA" on certain anniversary dates to reflect market performance that exceeds previously calculated benefits.

For purposes of the following description of Principal Plus and Principal Plus for Life, "withdrawal" refers to the amount withdrawn, including any applicable withdrawal charges.

We use additional terms to describe Principal Plus for Life:

Covered Person means:

     - The person whose life we use to determine the duration of the LIA payments.

     - The oldest Owner at issue of the Rider or the oldest Annuitant in the case of a non-natural owner.

Life Income Amount or LIA means:

     - The amount we guarantee to be available each Contract Year for withdrawal during the accumulation period after the Age 65 Contract Anniversary and while the Covered Person remains alive as an owner or annuitant of the Contract.

     - We determine the initial LIA on the Age 65 Contract Anniversary (or the date you purchase the benefit, if later.)

     - The initial LIA is equal to 5% of the GWB at the time we make our determination.

Age 65 Contract Anniversary means the Contract Anniversary on, or next following, the date the Covered Person attains age 65.

Overview

The Principal Plus and Principal Plus for Life optional benefit riders provide a guaranteed minimum withdrawal benefit during the accumulation period. We designed these riders to guarantee the return of your investments in the Contract, as long as you limit your withdrawals each Contract Year during the accumulation period to a "Guaranteed Withdrawal Amount" or "GWA." In addition, under the Principal Plus for Life rider we calculate a "Lifetime Income Amount" or "LIA" on the Age 65 Contract Anniversary, or at issue if the Covered Person is already 65 or older. If you subsequently limit your annual withdrawals to the LIA, Principal Plus for Life guarantees that we will make the LIA benefit available to you, as long as that Covered Person is alive and an owner or annuitant under the Contract, even after you have recovered your investments in the Contract and even if your Contract Value reduces to zero.

We provide additional information about Principal Plus and Principal Plus for Life in the following sections:

- Effect of Withdrawals - describes how the actual amount you choose to withdraw in any Contract Year affects certain features of the riders. SINCE THE BENEFITS OF PRINCIPAL PLUS AND PRINCIPAL PLUS FOR LIFE ARE ACCESSED THROUGH WITHDRAWALS, THESE RIDERS MAY NOT BE APPROPRIATE FOR OWNERS WHO DO NOT FORESEE A NEED FOR LIQUIDITY AND WHOSE PRIMARY OBJECTIVE IS TO TAKE MAXIMUM ADVANTAGE OF THE TAX DEFERRAL ASPECT OF THE CONTRACT. YOU SHOULD CONSULT WITH YOUR TAX AND FINANCIAL ADVISORS ON THIS MATTER, AS WELL AS OTHER TAX MATTERS ASSOCIATED WITH THESE RIDERS.

- Bonus Qualification and Effect - describes how the amounts we guarantee may increase by a bonus in certain years if you make no withdrawals during those Contract Years.

- Step-Up of GWB, GWA and LIA - describes how the GWB, GWA and/or, LIA (for Principal Plus for Life only) may increase on certain dates to reflect favorable market performance.

- Additional Purchase Payments - describes how you may increase the GWB, GWA and/or LIA (for Principal Plus for Life only) by making additional purchase payments, and the special limitations we impose on the payments that we will accept.

- Investment Options - describes the special limitations we impose in the investment options we make available.

- Life Expectancy Distributions - describes our special programs to provide minimum distribution amounts required under certain sections of the Code.

- Settlement Phase - describes the special circumstances that will apply if a withdrawal reduces the Contract Value to zero.

- Death Benefits - describes how these riders affect the death benefits provided under your Contract.

- Termination - describes when Principal Plus and Principal Plus for Life benefits end.

- Principal Plus and Principal Plus for Life fees - provides further information on the fees we charge for these benefit.

-

- You could elect Principal Plus or Principal Plus for Life (but not both) only at the time you purchased a Contract, provided:

- the rider was available for sale in the state where the Contract was sold;

- you limit your investment of purchase payments and Contract Value to the investment options we make available with the respective rider; and

- you had not yet attained age 81 (on Principal Plus, for Qualified contracts only).

We reserve the right to accept or refuse to issue either Principal Plus or Principal Plus for Life at our sole discretion. Once you elected Principal Plus or Principal Plus for Life, its effective date is the Contract Date and it is irrevocable. We charge an additional fee for these riders and reserve the right to increase the charge to a maximum charge of 0.75% if the GWB is "Stepped-Up" to equal the Contract Value. (See "Fees for Principal Plus and Principal Plus for Life".)

Effect of Withdrawals

We decrease the GWB each time you make a withdrawal. If your total withdrawals during a Contract Year are less than or equal to the GWA, we will decrease the GWB by the amount of the withdrawals. If a withdrawal causes total withdrawals during a Contract Year to exceed the GWA (or if total withdrawals during a Contract Year have already exceeded the GWA), we will automatically Reset the GWB to equal the lesser of:

-        the Contract Value immediately after the withdrawal; or

- the GWB immediately prior to the withdrawal minus the amount of the withdrawal.

Each time we Reset the GWB, we also recalculate the GWA. The GWA will equal the lesser of (a) the GWA prior to the withdrawal or (b) 5% of the greater of the Contract Value after the withdrawal or the new GWB value. Under Principal Plus for Life, we also will recalculate the LIA after the Age 65 Contract Anniversary if a withdrawal causes total withdrawals during a Contract Year to exceed the LIA (or if total withdrawals during a Contract Year have already exceeded the LIA). In that case, the LIA will equal the lesser of (a) the LIA prior to the withdrawal or (b) 5% of the greater of the Contract Value immediately after the withdrawal or the new GWB value.

In certain circumstances, however, we will not Reset the GWB, GWA and/or (under Principal Plus for Life) the LIA, even where a withdrawal would exceed the GWA and/or LIA for a Contract Year. These involve withdrawals taken as "Life Expectancy Distributions" under an automatic distribution program provided by us. (See "Life Expectancy Distributions".)

We do not change your GWA when you make a withdrawal if your total withdrawals during a Contract Year are less than or equal to the GWA. If your withdrawals (including any applicable withdrawal charges) are less than the full GWA available in any Contract Year, the remaining GWA cannot be carried forward to the next Contract Year.

Principal Plus enters a "Settlement Phase" if a withdrawal less than or equal to the GWA reduces the Contract Value to zero but the GWB immediately after the withdrawal is greater than zero (See "Settlement Phase"). The Principal Plus benefit terminates if the Contract Value and GWB immediately after a withdrawal are both equal to zero (See "Rider Fee" and "Termination".)

Under Principal Plus for Life, we do not change your LIA when you make a withdrawal if your total withdrawals during a Contract Year are less that or equal to the LIA. Under Principal Plus for Life, if you take any withdrawals prior to the Contract Year in which the Covered Person attains age 65, the initial amount of the LIA may be less than the GWA. Although you may continue to take withdrawals up to the GWA after the Age 65 Contract Anniversary without reduction of the GWA benefit (as long as there is a positive GWB value) your LIA benefit may be reduced if the amount you withdraw exceeds the LIA. You could eventually lose any benefit based on the LIA if you continue to take withdrawals in excess of the LIA.

Principal Plus for Life enters a "Settlement Phase" if a withdrawal less than or equal to the GWA reduces the Contract Value to zero but the GWB or the LIA immediately after the withdrawal is greater than zero (See "Settlement Phase"). The Principal Plus for Life benefit terminates if the Contract Value, GWB and LIA immediately after a withdrawal are all equal to zero (See "Rider Fee" and "Termination".)

If your annual withdrawals exceed the GWA, we will recalculate amounts we guarantee for future withdrawals. We may Reset GWB, GWA and, under Principal Plus for Life, LIA values to reflect reductions that exceed the amount of your withdrawals. A Reset also may reduce the total amount guaranteed below the total of your purchase payments and may reduce or eliminate future GWA and LIA values. Withdrawals in excess of the LIA (under Principal Plus for Life) may reduce or eliminate future LIA values.

Bonus Qualification and Effect

We will increase the GWB at the end of each Contract Year during a Bonus Period if you take no withdrawals during that Contract Year. For these purposes, the Bonus Period under Principal Plus is the first 5 Contract Years. The Bonus Period under Principal Plus for Life is the lesser of the first 10 Contract Years or each Contract Year up to the Contract Year in which the Covered Person attains age 80. Each time you qualify for a Bonus, we will increase the GWB:

- by an amount equal to 5% of total purchase payments to the Contract if you did not previously Step-Up the GWB and/or we did not previously Reset the GWB (see "Effects of Withdrawals" below), otherwise

- by an amount equal to 5% of the GWB immediately after the latest Step-Up or Reset, increased by any purchase payments received since such latest Step-Up or Reset.

Each time we apply a bonus to the GWB, we will also recalculate the GWA to equal the greater of GWA prior to the bonus or 5% of the GWB after the bonus. Under Principal Plus for Life, we will also recalculate the LIA to equal the greater of the LIA prior to the bonus or 5% of the GWB after the bonus.

Bonuses, when applied, will increase the GWB and may increase the GWA and the LIA (under Principal Plus for Life).

Step-Up of GWB, GWA and LIA

Recalculation of values. If the Contract Value on any Step-Up Date is greater than the GWB on that date, we will recalculate the GWB, the GWA and, with respect to Principal Plus for Life, the LIA. The recalculated GWB will equal the Contract Value (subject to the maximum GWB limit of $5 million). The recalculated GWA will equal the greater of the current GWA or 5% of the new GWB value and the recalculated LIA will equal the greater of the current LIA or 5% of the new GWB value.

Step-Up Dates. Step-Up Dates occur only while a Principal Plus or Principal Plus for Life rider is in effect. Under Principal Plus and for Contracts issued with the Principal Plus for Life rider before February 13, 2006, we schedule the Step-Up Dates for every 3rd Contract Anniversary after the Contract Date (e.g. 3rd, 6th, 9th ...etc.), up to and including the 30th Contract Anniversary. Contracts issued with the Principal Plus for Life rider on and after February 13, 2006 may, subject to state approval, contain an enhanced schedule of Step-Up Dates. Under this enhanced schedule, Step-Up Dates under Principal Plus for Life include each succeeding Contract Anniversary on and after the 9th Contract Anniversary (e.g., the 10th, 11th, 12th etc.) up to and including the 30th Contract Anniversary.

If you purchased a Principal Plus for Life rider without the enhanced schedule, we may issue a special endorsement, in states where approved, after we have issued your Contract. This special endorsement to the PPFL rider will increase Step-Up Dates to include each succeeding Contract Anniversary on and after the 9th Contract Anniversary (e.g., the 10th, 11th, 12th etc.) up to and including the 30th Contract Anniversary. In such cases, an affected owner may decline the endorsement within 30 days of its issuance. If so, we will only schedule Step-Up Dates under the initial schedule.

Step-Ups under Principal Plus. Under Principal Plus, you may elect to increase ("Step-Up") the GWB (and GWA, if applicable) to the recalculated value within 30 days following each Step-Up Date. Subject to state approval, however, we may issue a special endorsement to the PP rider after we have issued the Contract. Under this special endorsement to the PP rider, we will automatically increase the GWB (and GWA, if applicable) to equal a higher recalculated value. In such cases, an affected owner may decline the endorsement within 30 days of its issuance. If so, we will continue to require an owner to elect a Step-Up within 30 days of the respective Step-Up Date.

Each time a Step-Up goes into effect, the Principal Plus fee will change to reflect the stepped-up GWB value. We also reserve the right to increase the rate of the Principal Plus fee, up to a maximum rate of 0.75%. If we decide to increase the rate at the time of a Step-Up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the Step-Up. (See "Fees for Principal Plus and Principal Plus for Life".)

If you decline a scheduled Step-Up, you will have the option to elect to Step-Up the GWB (as well as the GWA) within 30 days of subsequent Step-Up Dates. If you decide to Step-Up the GWB and the special endorsement to your Principal Plus rider is in effect, we will thereafter resume automatic Step-Ups on each succeeding Step-Up Date.

Step-Ups under Principal Plus for Life. we will automatically increase ("Step-Up") the GWB to equal the Contract Value (subject to the maximum GWB limit of $5 million). Each time we apply a Step-Up, we will also recalculate the GWA, the LIA, and the Rider Fee (See "Principal Plus for Life Fee.") The GWA will equal the greater of the GWA prior to the Step-Up or 5% of the new GWB value after the Step-Up and the LIA will equal the greater of the LIA prior to the Step-Up or 5% of the new GWB value after the Step-Up. We also reserve the right to increase the rate of the Principal Plus for Life fee up to a maximum rate of 0.75%. If we decide to increase the rate at the time of a Step-Up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the automatic Step-Up. (See "Principal Plus for Life Fee".)

Under Principal Plus for Life, we will automatically Step-Up the GWB (and GWA and LIA, if applicable) to equal a higher recalculated value. Each time a Step-Up goes into effect. The Principal Plus for Life fee will change to reflect the stepped-up GWB value. We also reserve the right to increase the rate of the Principal Plus for Life fee up to a maximum rate of 0.75%. If we decide to increase the rate at the time of a Step-Up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the automatic Step-Up. (See "Fees for Principal Plus and Principal Plus for Life".)

If you decline an automatic scheduled Step-Up, you will have the option to elect to Step-Up the GWB (as well as the GWA and LIA) within 30 days of subsequent Step-Up Dates. If you decide to Step-Up the GWB, we will thereafter resume automatic Step-Ups under the schedule in effect for your Contract.

Step-ups will increase the GWB and may increase the GWA and the LIA (under Principal Plus for Life).

Additional Purchase Payments

Effect of Additional Purchase Payments. We will increase the total GWB by the amount of each additional purchase payment we accept (subject to the maximum GWB limit of $5 million). In addition, we will recalculate the GWA and usually increase it to equal the lesser of: (a) 5% of the GWB immediately after the purchase payment; or (b) the GWA immediately prior to the purchase payment plus an amount equal to 5% of the purchase payment. We will also recalculate the LIA under Principal Plus for Life each time we accept an additional purchase payment after the Age 65 Anniversary Date. We will not change the GWA or the LIA if the recalculated amount is less than the GWA or LIA, as the case may be, before the additional purchase payment.

Additional purchase payments, if accepted, will increase the GWB and may increase the GWA and the LIA (under Principal Plus for Life).

Purchase payment limits, in general. You must obtain our prior approval if the Contract Value immediately following an additional purchase payment would exceed $1,000,000. We do not permit additional purchase payments during a Contract's "settlement phase," as described below. Other limitations on additional payments may vary by state.

Special purchase payment limits on "non-qualified" contracts. If we issue your Contract not in connection with an IRA or other tax-qualified retirement plan, we also impose the following limit on your ability to make purchase payments:

- on or after the first Contract Anniversary, without our prior approval, we will not accept an additional purchase payment if your total payments after the first Contract Anniversary exceed $100,000.

Special purchase payment limits on "qualified" contracts. If we issue your Contract in connection with a tax qualified retirement plan, including an IRA, we impose additional limits on your ability to make purchase payments:

- under Principal Plus for Life, we will not accept an additional purchase payment on and after the Age 65 Contract Anniversary (or after the first Contract Anniversary if we issue your Contract after you become age 65), without our prior approval, if your total payments after the first Contract Anniversary exceed $100,000,

- under either rider, we will only accept a purchase payment that qualifies as a "rollover contribution, for the year that you become age 70 1/2 and for any subsequent years, if your Contract is issued in connection with an IRA", but

- under either rider, we will not accept any purchase payment after the oldest owner becomes age 81.

We do not require you to obtain our prior approval for other purchase payments under Principal Plus, unless the Contract Value would exceed $1,000,000 following that purchase payment. You should consult with a qualified tax advisor for further information on tax rules affecting Qualified Contracts, including IRAs.

General right of refusal. WE RESERVE THE RIGHT TO REFUSE TO ACCEPT ADDITIONAL PURCHASE PAYMENTS AT ANY TIME AFTER THE FIRST CONTRACT ANNIVERSARY TO THE EXTENT PERMITTED IN THE STATE WE ISSUE YOUR CONTRACT. We waive this right under Principal Plus for Life for additional payments before the Age 65 Contract Anniversary that are permitted to Contracts issued in connection with tax qualified retirement plans, including IRAs.

Investment Options

While Principal Plus or Principal Plus for Life is in effect under your Contract, under our current rules you must invest 100% of your Contract Value at all times either:

a) among the Lifestyle, Index Allocation and Money Market Fund investment options available under your Contract (see "Available Lifestyle, Index Allocation and Money Market Fund Investment Options," below); or

b) in a manner consistent with any one of the Model Allocations available under your Contract (see "Available Model Allocations," below).

You may transfer between (a) and (b), or vice versa, on any date subject to our restrictions on frequent trading, provided 100% of your Contract Value is transferred. Withdrawals will be taken in accordance with our default procedures; you may not specify the investment option from which a withdrawal is to be made. (See "ACCUMULATION PERIOD PROVISIONS - Withdrawals.") Subsequent purchase payments will be allocated in accordance with your instructions, subject to the restrictions described herein. All investment options may not be available through all distribution partners.

YOU SHOULD CONSULT WITH YOUR FINANCIAL ADVISOR TO ASSIST YOU IN DETERMINING WHICH MODEL ALLOCATION OR INVESTMENT OPTION AVAILABLE IS BEST SUITED FOR YOUR FINANCIAL NEEDS AND RISK TOLERANCE.

Available Lifestyle, Index Allocation and Money Market Investment Options. You may allocate your Contract Value to any one, or any combination, of the available Lifestyle, Index Allocation or Money Market Fund investment options and you may also use our Dollar Cost Averaging ("DCA") program from the Money Market or the DCA fixed account investment option in connection with your selected investment options.

These investment options invest in the following Funds:

-        Lifestyle Growth

-        Lifestyle Balanced

-        Lifestyle Moderate

-        Lifestyle Conservative

-        Index Allocation

-        Money Market

FOR MORE INFORMATION REGARDING THESE FUNDS, INCLUDING INFORMATION RELATING TO THEIR INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS, AND THE RISKS OF INVESTING IN SUCH FUNDS, PLEASE SEE THE "GENERAL INFORMATION ABOUT US, THE SEPARATE ACCOUNTS AND THE FUNDS" SECTION OF THIS PROSPECTUS AS WELL AS THE FUND'S PROSPECTUS. YOU CAN OBTAIN A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ON EACH OF THE FUNDS, BY CONTACTING THE RESPECTIVE ANNUITY SERVICE OFFICE SHOWN ON THE FIRST PAGE OF THIS PROSPECTUS. YOU SHOULD READ THE FUND'S PROSPECTUS CAREFULLY BEFORE INVESTING IN THE CORRESPONDING INVESTMENT OPTION.

Available Model Allocations. You may allocate your entire Contract Value to one of the available Model Allocations, as shown below, and you may also use our Dollar Cost Averaging ("DCA") program from the DCA fixed account investment option in connection with your selected Model Allocation. You must, however, rebalance your entire Contract Value to your selected Model Allocation on a quarterly basis. In addition, you may not transfer monies between investment options other than to transfer 100% of your Contract Value to another Model Allocation or 100% to any one, or any combination of, the available Lifestyle, Index Allocation and Money Market Investment Options.

The Model Allocations are:


                          MODEL
                       ALLOCATION
MODEL ALLOCATION NAME  PERCENTAGE           FUND NAME
---------------------- ------------ ---------------------------
Fundamental Holdings       25%        American Growth-Income
of America                 25%           American Growth
                           15%        American International
                           35%            American Bond

Value Strategy             30%            Equity-Income
                           30%             Core Equity
                           20%             Active Bond
                           20%            Strategic Bond

Growth Blend               40%           Blue Chip Growth
                           20%           Active Bond Fund
                           20%        American Growth-Income
                           20%            Strategic Bond

Global Balanced            30%          Fundamental Value
                           20%             Global Bond

                          MODEL
                       ALLOCATION
MODEL ALLOCATION NAME  PERCENTAGE           FUND NAME
---------------------- ------------ ---------------------------
                           25%          Global Allocation
                           25%        American International

Blue Chip Balanced         30%           American Growth
                           30%        American Growth-Income
                           40%       Investment Quality Bond

Core Holdings of           25%        American Growth-Income
America                                  American Growth
(not available after       25%        American International
August 1, 2005)(1)         15%           Active Bond Fund

                           35%

CoreSolution               34%           Strategic Income
(not available after       33%      U.S.Global Leaders Growth
April 30, 2005)(1)                        Classic Value
                           33%

Value Blend                40%            Equity-Income
(not available after       20%           American Growth
April 30, 2005)(1)         20%             Active Bond
                           20%            Strategic Bond

Global                     30%             Global Bond
(not available after       20%            U.S. Large Cap
April 30, 2005)(1)         20%           Blue Chip Growth
                           30%         International Value


  (1) If you allocated Contract Value to the Model Allocation shown on the last day it was available, you may continue to allocate your Contract Value to that
  Model Allocation if: (a) you continue to allocate your entire Contract Value (other than amounts in a Fixed Account under our DCA program), including future purchase payments, to that Model Allocation; and (b) you rebalance your entire Contract Value to that Model Allocation on a quarterly basis. You will no longer be able to use that Model Allocation, however, if you transfer your Contract Value to any of the Lifestyle Portfolios, to any other Model Allocation, or to any variable investment option other than as permitted in that Model Allocation.


IF YOU SELECT ONE OF THE MODEL ALLOCATIONS, THERE IS NO ASSURANCE THAT YOUR CONTRACT VALUE WILL NOT LOSE MONEY OR THAT INVESTMENT RESULTS WILL NOT EXPERIENCE VOLATILITY. YOUR INVESTMENT PERFORMANCE WILL DEPEND ON THE PERFORMANCE OF THE COMPONENT FUNDS REFERENCED ABOVE. YOUR INVESTMENT IN THE FUNDS WILL FLUCTUATE AND WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN YOUR ORIGINAL INVESTMENT. EACH MODEL ALLOCATION IS NOT A FUND-OF-FUNDS. FOR MORE INFORMATION REGARDING EACH FUND THAT COMPRISES THE MODEL ALLOCATIONS, INCLUDING INFORMATION RELATING TO EACH FUND'S INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS, AND THE RISKS OF INVESTING IN EACH FUND, PLEASE SEE THE "GENERAL INFORMATION ABOUT US, THE SEPARATE ACCOUNTS AND THE FUNDS" SECTION OF THIS PROSPECTUS AS WELL AS THE FUND'S PROSPECTUS. YOU CAN OBTAIN A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ON EACH OF THE FUNDS, BY CONTACTING THE RESPECTIVE ANNUITY SERVICE OFFICE SHOWN ON THE FIRST PAGE OF THIS PROSPECTUS. YOU SHOULD READ THE FUND'S PROSPECTUS CAREFULLY BEFORE INVESTING IN THE CORRESPONDING INVESTMENT OPTION.

We reserve the right to restrict investment options at any time. If we restrict an investment option, we will not allow transfers into the restricted investment option and you may not allocate purchase payments to the restricted investment option after the date of the restriction. Any amounts you allocated to an investment option before we imposed restrictions will not be affected by such restrictions as long as it remains in that investment option. Any amounts you allocate to Fixed Investment Options may be renewed subject to the terms of the Contract.

We also reserve the right to limit the actual percentages you may allocate to certain investment options, to require that you choose certain investment options in conjunction with other investment options, to limit your ability to transfer between existing investment options and/or to require you to periodically rebalance existing variable investment accounts to the percentages we require.

UNDER PRINCIPAL PLUS AND PRINCIPAL PLUS FOR LIFE, YOU MAY INVEST YOUR CONTRACT VALUE ONLY IN THE INVESTMENT OPTIONS WE MAKE AVAILABLE FOR THE RESPECTIVE BENEFIT.

Life Expectancy Distributions - Principal Plus for Life

You may request us in writing, in a form acceptable to us, to pay you withdrawals that we determine to be part of a series of substantially equal periodic payments over your "life expectancy" (or, if applicable, the joint life expectancy of you and your spouse). Withdrawals under our Life Expectancy Distribution program are distributions within a calendar year that are intended to be paid to you:

-        pursuant to Internal Revenue Code ("Code") Section 72(q)(2)(D) or
         Section 72(t)(2)(A)(iv) upon the request of the owner (we sometimes refer to these as "Pre-59 1/2 Distributions"); or

- pursuant to Code Section 72(s)(2) upon the request of the owner (we sometimes refer to these as "Non-Qualified Death Benefit Stretch Distributions"); or

- as required or contemplated by Code Section 401(a)(9), Section 403(b)(10), Section 408(b)(3), or Section 408A(c), as the case may be (we sometimes refer to these as "Qualified Death Benefit Stretch Distributions" or "Required Minimum Distributions").

Under our Life Expectancy Distribution program, each withdrawal will be in an amount that we determine to be your Contract's proportional share of all "life expectancy" distributions, based on information that you provide and our understanding of the Code. We reserve the right to make any changes we deem necessary to comply with the Code and Treasury Regulations.


WE BASE OUR "LIFE EXPECTANCY" CALCULATIONS ON OUR UNDERSTANDING AND INTERPRETATION OF THE REQUIREMENTS UNDER TAX LAW APPLICABLE TO PRE-59 1/2 DISTRIBUTIONS, REQUIRED MINIMUM DISTRIBUTIONS, NON-QUALIFIED DEATH BENEFIT STRETCH DISTRIBUTIONS AND QUALIFIED DEATH BENEFIT STRETCH DISTRIBUTIONS. YOU SHOULD DISCUSS THESE MATTERS WITH YOUR TAX ADVISOR FOR FURTHER INFORMATION.

Each withdrawal under our Life Expectancy Distribution program will reduce your Contract Value and your GWB. We will not, however, Reset your GWB, GWA or the LIA (with respect to Principal Plus for Life) if a withdrawal under our Life Expectancy Distribution program (based on our current understanding and interpretation of the tax law) causes total withdrawals during a Contract Year to exceed the GWA or LIA, as applicable.

Life Expectancy Distributions - Principal Plus

The Company's Life Expectancy Amount for each year is equal to the greater of:

- the contract value as of the applicable date divided by the owner's Life Expectancy; or

-        the GWB as of the applicable date divided by the owner's Life
         Expectancy.

The Life Expectancy Amount calculation provided under Principal Plus is based on the Company's understanding and interpretation of the requirements under tax law as of the date of this prospectus applicable to Pre-19 1/2 Distributions, Required Minimum Distributions, Non-Qualified Death Benefit Stretch Distributions and Qualified Death Benefit Stretch Distributions. In the future, the requirements under tax law for such distributions may change and the Life Expectancy Amount calculation provided under Principal Plus may not be sufficient to satisfy the requirements under tax law for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements will exceed the Life Expectancy Amount and may result in a reset of the GWB and the GWA. Please discuss these matters with your tax advisor prior to electing Principal Plus.

WE WILL NOT MAKE ANY FURTHER WITHDRAWALS UNDER OUR LIFE EXPECTANCY DISTRIBUTION PROGRAM IF BOTH THE CONTRACT VALUE AND THE GWB ARE DEPLETED TO ZERO. IF YOUR CONTRACT INCLUDES PRINCIPAL PLUS FOR LIFE, WE WILL MAKE CONTINUE TO MAKE DISTRIBUTIONS AS PART OF THE "SETTLEMENT PHASE," HOWEVER, IF THE LIA IS GREATER THAN ZERO AND THE COVERED PERSON IS LIVING AT THAT TIME.

We designed our Life Expectancy Distribution Program to provide minimum lifetime distributions as described or as required under certain sections of the Code. Withdrawals under our automatic Life Expectancy Distribution program will not be treated as excess withdrawals and will not Reset the GWB, GWA or (with respect to Principal Plus for Life) the LIA.

No Loans under 403(b) plans. The loan privilege described in the Prospectus for Contracts issued in connection with certain Section 403(b) plans is NOT available if your Contract includes Principal Plus for Life.

Settlement Phase

In General. We automatically make settlement payments during the "settlement phase" under Principal Plus and Principal Plus for Life. Under Principal Plus, the "settlement phase" begins if total withdrawals during the Contract Year is equal to or less than the GWA, the Contract Value to zero and the GWB immediately after the withdrawal is still greater than zero. Under Principal Plus for Life, the "settlement phase" begins if total withdrawals during the Contract Year is equal to or less than the GWA, reduces to zero and either the GWB or the LIA immediately after the withdrawal is still greater than zero. During the settlement phase under either rider, your Contract will continue but all other rights and benefits under the Contract terminate, including death benefits and any additional riders. We will not accept additional purchase payments and we will not deduct any charge for either benefit during the settlement phase. At the beginning of the settlement phase, you generally may choose an annual settlement payment amount that we will automatically pay to you. The settlement payment amount we permit you to choose varies, as described in the following sections.

Principal Plus settlement phase. At the beginning of Principal Plus's settlement phase, you may choose settlement payments that total an amount no greater than the GWA, or Life Expectancy Distributions if applicable, to be paid to you automatically each Contract Year until the GWB depletes to zero. (See "Life Expectancy Distributions.") If the GWA or the Life Expectancy Distribution, if applicable, for a Contract Year exceeds the GWB, however, then the settlement payment for that Contract Year will be limited to the GWB. The settlement payments will be paid no less frequently than annually. If any owner dies during Principal Plus's settlement phase, remaining settlement payments will be paid to the Beneficiary and are subject to the distribution provisions of the "Death Benefit Before Maturity Date" section of the Contract described in the "ACCUMULATION PERIOD PROVISIONS - Payment of Death Benefit" provision of this Prospectus.

This provision is also applicable if the Beneficiary does not take the death benefit as a lump sum under the terms of the Contract and Principal Plus continues (as described in "Effect of Payment of Death Benefit") and death benefit distributions deplete the death benefit to zero. When this occurs, settlement payments made in Principal Plus's settlement phase are subject to the distribution provisions of the "Death Benefit Before Maturity Date" section of the Contract described in the "ACCUMULATION PERIOD PROVISIONS - Payment of Death Benefit" provision of this Prospectus.

Principal Plus for Life settlement phase. At the beginning of Principal Plus for Life's settlement phase, the settlement payment amount we permit you to choose varies:

- You may choose an amount that is no greater than, or equal to, the GWA if the GWB is greater than zero at the beginning of the settlement phase. We reduce any remaining GWB each time we make a settlement payment, and automatically pay the settlement amount to you each Contract Year while the Covered Person is alive until the GWB reduces to zero. After that, we will make settlement payments to you each Contract Year during the Covered Person's lifetime in an amount that is equal to any remaining LIA value. Keep in mind that in certain circumstances the LIA may be less than the GWA, and under those circumstances your choice of an amount in excess of the LIA could result in a reduction of the LIA. (See "Effect of Withdrawals".)

- You may choose to continue to receive distribution payments under the Life Expectancy Distribution program if the program is in effect under your Contract and the GWB is greater than zero at the beginning of the settlement phase. If you do, we will reduce any remaining GWB each time we make a distribution payment and automatically make distribution payments each Contract Year while the Covered Person is alive until the GWB reduces to zero. (See "Life Expectancy Distributions.) After that, we will make settlement payments to you each Contract Year during the Covered Person's lifetime in an amount that is equal to any remaining LIA value.

- We will make settlement payments to you each Contract Year during the Covered Person's lifetime in an amount that is equal to the LIA if there is no remaining GWB at the beginning of the settlement phase. If the Covered Person is alive when the GWB is depleted, we will continue to make settlement payments each Contract Year during the Covered Person's lifetime in an amount that is equal to the LIA.

- After the Age 65 Contract Anniversary, if you choose to receive a settlement payment that is in excess of the LIA, we will recalculate the LIA in the same manner as a withdrawal that exceeds the LIA (see "Effect of Withdrawals," above). We do not recalculate the LIA, however, if you receive distribution payments under the Life Expectancy Distribution program.

Death Benefits

Death benefits before the settlement phase. If any owner dies during the Accumulation Period but before the settlement phase, Principal Plus and Principal Plus for Life will end if the Beneficiary takes the death benefit provided under the terms of the Contract as a lump sum.

If the Beneficiary elects not to take the death benefit as a lump sum, the following will apply:

IF THE BENEFICIARY IS:                                          , THEN PRINCIPAL PLUS
--------------------------------------------------------------- -------------------------------------------------------------
 1.  the Deceased Owners Spouse                                 - Continues if the GWB is greater than zero.
                                                                - Within 30 days following the date we determine the death benefit under the Contract, provides the Beneficiary with an option to elect to Step-Up the GWB if the death benefit on the date of determination is greater than the GWB.
                                                                - Enters the settlement phase if a withdrawal would deplete the Contract Value to zero, and the GWB is still greater than zero. (Death Benefit distributions will be treated as
                                                                withdrawals. Some methods of Death Benefit distribution may result in distribution amounts in excess of both the GWA and the Life Expectancy Distributions. In such cases, the GWB may be automatically reset, thereby possibly reducing the
                                                                Guaranteed Minimum Withdrawal Benefit provided under this
                                                                rider.)
                                                                - Continues to impose the Principal Plus fee.
                                                                - Continues to be eligible for any remaining Bonuses and
                                                                Step-Ups, but we will change the date we determine and apply these benefits to future anniversaries of the date we
                                                                determine the initial death benefit. Remaining eligible
                                                                Step-Up Dates will also be measured beginning from the death benefit determination date but the latest Step-Up date will be no later than the 30th Contract Anniversary after the Contract
                                                                Date.


2.  Inot the deceased owners spouse                             Continues in the same manner as above, except that Principal
                                                                Plus does not continue to be eligible for any remaining
                                                                Bonuses and Step-Ups, other than the initial Step-Up of the
                                                                GWB to equal the death benefit, if greater than the GWB prior to the death benefit.

IF THE              THEN
BENEFICIARY  IS:    PRINCIPAL PLUS FOR LIFE:
------------------- ---------------------------------------------------------------------------------------------------------------
1. The deceased     - Does not continue with respect to the LIA, but continues with respect to the GWA if the death benefit or the
owner's spouse      GWB is greater than zero. We will automatically Step-Up the GWB to equal the initial death benefit we determine,
and the             if greater than the GWB prior to the death benefit.
deceased owner      - Enters the settlement phase if a withdrawal would deplete the Contract Value to zero, and the GWB is still
is the Covered      greater than zero.
Person              - Continues to impose the Principal Plus for Life fee.
                    - Continues to be eligible for any remaining Bonuses and Step-Ups, but we will change the date we determine and apply these benefits to future anniversaries of the date we determine the initial death benefit. We will permit the spouse to opt out of the initial death benefit Step-Up, if any, and any future Step-Ups if we increase the rate of the Principal Plus for Life fee at that time.

2.  Not the         Continues in the same manner as 1., except that Principal Plus for Life does not continue to be eligible for
deceased owner's    any remaining Bonuses and Step-Ups, other than the initial Step-Up of the GWB to equal the death benefit, if
spouse and the      greater than the GWB prior to the death benefit. We will permit the Beneficiary to opt out of the initial death
deceased owner is   benefit Step-Up, if any, if we increase the rate of the Principal Plus for Life fee at that time.
the Covered
Person

3. The              Continues in the same manner as 1., except that Principal Plus for Life continues with respect to the LIA for
deceased            the Beneficiary. If the LIA has not been determined prior to the payment of any portion of the death benefit, we
owner's spouse      will determine the initial LIA on an anniversary of the date we determine the death benefit after the Covered
and the             Person has reached age 65.
deceased owner
is not the
Covered Person

4. Not the          Continues in the same manner as 1., except that Principal Plus for Life continues with respect to the LIA for
deceased            the Beneficiary. If the LIA has not been determined prior to the payment of any portion of the death benefit, we
owner's spouse      will determine the initial LIA on an anniversary of the date we determine the death benefit after the Covered
and the             Person has reached age 65.
deceased owner
is not the          In this case, Principal Plus for Life does not continue to be eligible for any remaining Bonuses and Step-Ups,
Covered Person      other than the initial Step-Up of the GWB to equal the death benefit, if greater than the GWB prior to the death benefit. We will permit the Beneficiary to opt out of the initial death benefit Step-Up, if any, if we increase the rate of the Principal Plus for Life fee at that time.

Death benefits during the settlement phase. If you die during the settlement phase, the only death benefits we provide are the remaining settlement payments that may become due under the Principal Plus or Principal Plus for Life rider. (Under the Principal Plus for Life rider, however, we reduce the LIA to zero if the Covered Person dies during the settlement phase.) If the Beneficiary is the deceased owner's spouse, the surviving spouse may choose the amount of the settlement payments up to the GWA. If the Beneficiary is not the deceased Owner's spouse, the Beneficiary may choose to receive any remaining settlement payments over a period not extending beyond the life expectancy of the Beneficiary beginning within one year of the Owner's death. Otherwise, the entire interest must be distributed within five years of the Owner's death.

Termination

You may not terminate either the Principal Plus or the Principal Plus for Life rider once it is in effect. The respective rider terminates, automatically, however, upon the earliest of:

- the date a death benefit is payable and the Beneficiary takes the death benefit as a lump sum under the terms of the Contract; or

- under Principal Plus, the date the GWB depletes to zero the date an Annuity Option under the Contract begins; or

- under Principal Plus for Life, the date the Contract Value, the GWB and the LIA all equal zero; or

-        the Maturity Date under a Contract issued with Principal Plus; or

-        the date an Annuity Option begins under Principal Plus for Life; or

-        termination of the Contract.

Fees for Principal Plus and Principal Plus for Life

We charge an additional annual fee on each Contract Anniversary for Principal Plus and Principal Plus for Life. The Principal Plus fee is equal to 0.30% and the Principal Plus for Life fee is equal to 0.40% of the "Adjusted GWB." The Adjusted GWB is the GWB that was available on the prior Contract Anniversary adjusted for any Step-up or subsequent purchase payments made during the Contract Year prior to the current Contract Anniversary. We withdraw the respective fee from each Investment Option in the same proportion that the value of Investment Accounts of each Investment Option bears to the Contract Value. We do not deduct the fees during the settlement phase or after the Maturity Date once an Annuity Option under the Contract begins.

WE RESERVE THE RIGHT TO INCREASE THE FEES FOR PRINCIPAL PLUS AND/OR PRINCIPAL PLUS FOR LIFE ON THE EFFECTIVE DATE OF EACH STEP-UP. IN ANY SUCH SITUATION, THE FEE WILL NEVER EXCEED 0.75%.

If a withdrawal is taken on any date other than the Contract Anniversary and such withdrawal (a) causes total withdrawals during that Contract Year to exceed the GWA and (b) reduces the Contract Value to zero, we will deduct a pro rata share of the respective fee from the amount otherwise payable. We will determine the fee based on the Adjusted GWB. For purposes of determining the fee, we will deduct a pro rata share of the fee from the Contract Value on the date we determine the death benefit or after the Maturity Date once an Annuity Option under the Contract begins.

If the Beneficiary does not take the death benefit as a lump sum under the terms of the Contract and Principal Plus or Principal Plus for Life continues, we will determine the Adjusted GWB and the respective fee based on the date we determine the death benefit, and anniversaries of that date, instead of the initial Contract Anniversary date.

THE ADDITION OF A PRINCIPAL PLUS OR PRINCIPAL PLUS FOR LIFE RIDER TO A CONTRACT MAY NOT ALWAYS BE IN YOUR INTEREST SINCE AN ADDITIONAL FEE IS IMPOSED ANNUALLY FOR THIS BENEFIT AND, FOR PRINCIPAL PLUS FOR LIFE, THE COVERED PERSON MUST ATTAIN AGE 65 AND REMAIN LIVING FOR YOU TO RECEIVE CERTAIN BENEFITS. FURTHERMORE, THESE RIDERS LIMIT THE INVESTMENT OPTIONS OTHERWISE AVAILABLE UNDER THE CONTRACT, CONTAIN AGE CAPS AND LIMITATIONS ON A CONTRACT OWNER'S RIGHTS AND BENEFITS AT CERTAIN AGES AND VALUES, AND PROVIDE NO GUARANTEED WITHDRAWAL BENEFITS ONCE PAYMENTS BEGIN UNDER ANY OF THE ANNUITY OPTIONS DESCRIBED ELSEWHERE IN THE PROSPECTUS.

Examples

Please refer to Appendix __ for hypothetical examples that illustrate the benefits under Principal Plus and Principal Plus for Life.

PRINCIPAL PLUS AND PRINCIPAL PLUS FOR LIFE EXAMPLES

The following examples provide hypothetical illustrations of the benefits provided under the Principal Plus and Principal Plus for Life optional benefit riders. These illustrations are not representative of future performance under your Contract, which may be higher or lower than the amounts shown.

Principal Plus - Examples

EXAMPLE PP-1. Assume a single purchase payment of $100,000, no additional purchase payments are made, withdrawals equal to the GWA are taken in each of the first 20 Contract Years and the owner does not elect to Step-Up the GWB.

                                                                                          GWB ON
                      PURCHASE                          WITHDRAWAL                        CONTRACT
CONTRACT YEAR         PAYMENTS         GWA              TAKEN            BONUS            ANNIVERSARY
--------------------- ---------------- ---------------- ---------------- ---------------- ---------------
            At issue          100,000                                                            100,000
                   1                0            5,000            5,000                0          95,000
                   2                0            5,000            5,000                0          90,000
                   3                0            5,000            5,000                0          85,000
                   4                0            5,000            5,000                0          80,000
                   5                0            5,000            5,000                0          75,000
                  10                0            5,000            5,000                0          50,000
                  20                0            5,000            5,000                0               0

EXAMPLE PP-2. Assume an initial purchase payment of $100,000, an additional purchase payment of $10,000 is made at the beginning of the Contract Year 2, a withdrawal equal to the GWA is taken in Contract Year 3, no withdrawals are taken in Contract Years 1, 2, 4, 5 (resulting in bonuses in those years) and the owner does not elect to Step-Up the GWB.

                                       GWA AFTER                                          GWB ON
                      PURCHASE         PURCHASE         WITHDRAWAL                        CONTRACT
CONTRACT YEAR         PAYMENTS         PAYMENT          TAKEN            BONUS            ANNIVERSARY
--------------------- ---------------- ---------------- ---------------- ---------------- ---------------
            At issue          100,000                                                            100,000
                   1                0            5,000                0            5,000         105,000
                   2           10,000            5,750                0            5,500         120,500
                   3                0            6,025            6,025                0         114,475
                   4                0            6,025                0            5,500         119,975
                   5                0            6,025                0            5,500         125,475

EXAMPLE PP-3. Assume a single purchase payment of $100,000, no additional purchase payments are made, the owner elects to Step-Up the GWB at the end of Contract Year 3, withdrawals equal to the GWA are taken in Contract Years 1, 2, 3 and 4 and a withdrawal exceeding the GWA is taken at the end of Contract Year 5 (resulting in a reset).

                                                           HYPOTHETICAL
                                                           CONTRACT VALUE
                              GWA AFTER                    ON CONTRACT
                 PURCHASE     PURCHASE      WITHDRAWAL     ANNIVERSARY                 GWB ON CONTRACT
CONTRACT YEAR    PAYMENTS     PAYMENT       TAKEN          PRIOR TO FEE     BONUS      ANNIVERSARY
---------------- ------------ ------------- -------------- ---------------- ---------- -------------------
       At issue      100,000                                                                      100,000
              1            0         5,000          5,000          102,000          0              95,000
              2            0         5,000          5,000          103,828          0              90,000
              3            0         5,000          5,000          105,781          0             105,781
              4            0         5,289          5,289           94,946          0             100,492
              5            0         5,289         10,000           79,898          0              79,898


Principal Plus for Life- Examples

EXAMPLE PPFL-1. Assume a single purchase payment of $100,000 at Covered Person's age 55, no additional purchase payments are made, withdrawals equal to the GWA are taken beginning in year 11. Also assume that the Contract Value is less than the GWB at the eligible Step-Up Dates, so there is no Step-Up and the Covered Person survives at least 31 years from issue.

                                                                                               GWB ON
                  PURCHASE                                     WITHDRAWAL                     CONTRACT
CONTRACT YEAR     PAYMENTS       GWA            LIA            TAKEN           BONUS          ANNIVERSARY
----------------- -------------- -------------- -------------- --------------- -------------- ---------------
        At issue       $100,000            N/A            N/A            $  0           $  0        $100,000
               1              0         $5,000            N/A               0          5,000         105,000
               2              0           5250            N/A               0          5,000         110,000
               3              0          5,500            N/A               0          5,000         115,000
               4              0          5,750            N/A               0          5,000         120,000
               5              0          6,000            N/A               0          5,000         125,000
               6              0          6,250            N/A               0          5,000         130,000
               7              0          6,500            N/A               0          5,000         135,000
               8              0          6,750            N/A               0          5,000         140,000
               9              0          7,000            N/A               0          5,000         145,000
              10              0          7,250            N/A               0          5,000         150,000
              11              0          7,500         $7,500           7,500              0         142,500
              12              0          7,500          7,500           7,500              0         135,000
              13              0          7,500          7,500           7,500              0         127,500
              14              0          7,500          7,500           7,500              0         120,000
              15              0          7,500          7,500           7,500              0         112,500
              20              0          7,500          7,500           7,500              0          75,000
              25              0          7,500          7,500           7,500              0          37,500
              30              0          7,500          7,500           7,500              0               0
             31+              0              0          7,500           7,500              0               0


EXAMPLE PPFL-2. Assume an initial purchase payment of $100,000 at Covered Person's age 65, an additional purchase payment of $10,000 is made at the beginning of the Contract Year 2, a withdrawal equal to the GWA is taken in Contract Year 3, no withdrawals are taken in Contract Years 1, 2, 4, 5 (resulting in bonuses in those years). Also assume that the Contract Value at the end of year 3 is less than the GWB so there is no step-up.

                                GWA AFTER      LIA AFTER                                     GWB ON
                 PURCHASE       PURCHASE       PURCHASE       WITHDRAWAL                     CONTRACT
CONTRACT YEAR    PAYMENTS       PAYMENT        PAYMENT        TAKEN           BONUS          ANNIVERSARY
---------------- -------------- -------------- -------------- --------------- -------------- ---------------
       At issue       $100,000            - -            N/A            $  0           $  0        $100,000
              1              0         $5,000         $5,000               0          5,000         105,000
              2         10,000          5,750          5,750               0          5,500         120,500
              3              0          6,025          6,025           6,025              0         114,475
              4              0          6,025          6,025               0          5,500         119,975
              5              0          6,025          6,025               0          5,500         125,475

EXAMPLE PPFL-3. Assume a single purchase payment of $100,000 at age 63, no additional purchase payments are made, the GWB Steps-Up at the end of Contract Year 3, withdrawals equal to the GWA are taken in Contract Years 1, 2, 3 and 4 and a withdrawal exceeding the GWA is taken at the end of Contract Year 5 (resulting in a reset). Since withdrawals are taken every year, there are no bonuses.

                                                                               HYPOTHETICAL
                                                                               CONTRACT
                                                                               VALUE ON
                                                                               CONTRACT
                                 GWA AFTER      LIA AFTER                      ANNIVERSARY     GWB ON
                  PURCHASE       PURCHASE       PURCHASE       WITHDRAWAL      PRIOR TO        CONTRACT
CONTRACT YEAR     PAYMENTS       PAYMENT        PAYMENT        TAKEN           RIDER FEE       ANNIVERSARY
----------------- -------------- -------------- -------------- --------------- --------------- ---------------
        At issue       $100,000         $  - -         $  - -         $   - -        $    - -        $100,000
               1              0          5,000            - -           5,000         102,000          95,000
               2              0          5,000            - -           5,000         103,828          90,000
               3              0          5,000          4,500           5,000         105,781         105,781
               4              0          5,289          5,289           5,289          94,946         100,492
               5              0          5,289          5,289          10,000          79,898          79,898
               6              0          3,995          3,995

             APPENDIX H: Optional Guaranteed Minimum Income Benefits

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

GUARANTEED RETIREMENT INCOME PROGRAMS FOR CONTRACTS ISSUED BY JOHN HANCOCK USA.

The optional Guaranteed Retirement Income Programs (GRIP) guarantee a minimum lifetime fixed income benefit in the form of fixed monthly annuity benefit payments. The amount of these payments is determined by applying an Income Base to the Monthly Income Factors described in the GRIP rider. If the GRIP benefit is exercised and the monthly annuity benefit payments available under the Contract are greater than the monthly annuity benefit payments provided by GRIP, we will pay the monthly annuity benefit payments available under the Contract. The GRIP riders were available only at Contract issue. The riders are irrevocable and may only be terminated as described below.

AVAILABILITY OF GRIP. Two versions of the Guaranteed Retirement Income Program were offered with John Hancock USA Contracts. GRIP II was available for Contracts issued between July, 2001, and May, 2003 (beginning and end dates may vary by state). GRIP III was available for Contracts issued between May, 2003 and May, 2004 (beginning and end dates may vary by state). Any differences between GRIP II and GRIP III are described below.

EXERCISE OF GRIP. Conditions of Exercise. The GRIP benefit may be exercised subject to the following conditions: may not be exercised until the 10th Contract Anniversary and then must be exercised within 30 days immediately following the 10th Contract Anniversary or a subsequent Contract Anniversary, and must be exercised by the Contract Anniversary immediately prior to the oldest annuitant's 85th birthday or the 10th Contract Anniversary, if later.

INCOME BASE. The Income Base applied in determining the amount of GRIP annuity benefit payments is the greater of (i) the Growth Factor Income Base or (ii) the Step-Up Income Base. The Income Base is reduced for any withdrawal charge remaining on the date of exercise of the GRIP benefit, and we reserve the right to reduce the Income Base by any premium taxes that may apply.

THE INCOME BASE IS USED SOLELY FOR PURPOSES OF CALCULATING THE GRIP MONTHLY ANNUITY BENEFIT PAYMENTS AND DOES NOT PROVIDE A CONTRACT VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION.

Growth Factor Income Base

The Growth Factor Income Base is equal to (a) less (b), where:

- is the sum of all purchase payments made, accumulated at the growth factor indicated below starting on the date each payment is allocated to the Contract, and

- is the sum of Income Base reductions (defined below) in connection with partial withdrawals taken, accumulated at the growth factor indicated below starting on the date each deduction occurs.

GRIP II Growth Factor: The growth factor for GRIP II is 6% per annum if the oldest annuitant is 75 or younger at issue, and 4% per annum if the oldest annuitant is 76 or older at issue. The growth factor is reduced to 0% once the oldest annuitant has attained age 85.

GRIP III Growth Factor: The growth factor is 5% per annum if the oldest annuitant is 75 or younger at issue, and 3% per annum if the oldest annuitant is 76 or older at issue. The growth factor is reduced to 0% once the oldest annuitant has attained age 85.

Step-Up Income Base: The Step-Up Income Base is equal to the greatest anniversary value after the effective date of GRIP and prior to the oldest annuitant's attained age 81. The anniversary value is equal to the Contract Value on the last day of the Contract Year, plus subsequent purchase payments, less any Income Base reductions (defined below) in connection with partial withdrawals since the last day of the Contract Year.

GRIP II Income Base Reductions: Partial withdrawals will reduce the Growth Factor Income Base and the Step-Up Income Base on a pro rata basis, equal to (i) times (ii) where: (i) is equal to the Growth Factor Income Base or the Step-Up Income Base, as appropriate, immediately prior to the partial withdrawal and
(ii) is equal to the partial withdrawal amount divided by the Contract Value prior to the partial withdrawal.

GRIP III Income Base Reductions: If total partial withdrawals taken during a Contract Year are no greater than the Annual Withdrawal Limit then the Withdrawal Reduction reduces the Growth Factor Income Base on the next Contract Anniversary by the dollar amount of the partial withdrawal. If total partial withdrawals taken during a Contract Year are greater than the Annual Withdrawal Limit, then the Withdrawal Reduction will instead reduce the Growth Factor Income Base on a pro rata basis, equal to (i) times (ii) where: (i) is equal to the Growth Factor Income Base immediately prior to the partial withdrawal and
(ii) is equal to the partial withdrawal amount divided by the Contract Value prior to the partial withdrawal. In any Contract Year, the Annual Withdrawal Limit is determined by multiplying the Growth Factor Income Base on the previous Contract Anniversary by the growth factor indicated below.

Partial withdrawals will reduce the Step-Up Income Base on a pro rata basis, equal to (i) times (ii) where: (i) is equal to the Step-Up Income Base immediately prior to the partial withdrawal and (ii) is equal to the partial withdrawal amount divided by the Contract Value prior to the partial withdrawal.

Monthly Income Factors. The Income Base may be applied to Monthly Income Factors to purchase a guaranteed lifetime income under the following annuity options which are described in this prospectus (see Pay-out Period Provisions - Annuity Options).

         LIFE ANNUITY WITH A 10-YEAR PERIOD CERTAIN - Available for both GRIP II and GRIP III.

         JOINT AND SURVIVOR LIFE ANNUITY WITH A 20-YEAR PERIOD CERTAIN - Available for Contracts with GRIP II issued prior to January 27, 2003 (availability may vary by state).

         JOINT AND SURVIVOR LIFE ANNUITY WITH A 10-YEAR PERIOD CERTAIN - Available for GRIP III and for Contracts issued with GRIP II on or after January 27, 2003 (availability may vary by state).

The Monthly Income Factors are described in the GRIP rider. When you exercise GRIP, actual income will be based on the greater of (i) your Income Base at Monthly Income Factors, or (ii) your Contract Value at current annuity payment rates. (The Income Base cannot be applied to current annuitization rates.)

If your Contract has been issued with a GRIP rider, the annuitant may only be changed to an individual that is the same age or younger than the oldest current annuitant. A change of annuitant will not affect the Income Base calculation.

GRIP FEE. The risk assumed by us associated with GRIP is that annuity benefits payable under GRIP are greater than annuity benefits that would have been payable if you had selected another annuity benefit permitted by the Contract. To compensate us for this risk, we charge an annual fee (the "GRIP Fee"). On or before the maturity date, the GRIP Fee is deducted on each Contract Anniversary. The amount of the GRIP Fee is equal to the percentage from the table below multiplied by the Income Base in effect on that Contract Anniversary. The GRIP Fee is withdrawn from each investment option in the same proportion that the value of the investment account of each investment option bears to the Contract Value.

                             GRIP RIDER          ANNUAL FEE
                             ------------------- --------------
                             GRIP II             0.45%
                             GRIP III            0.50%

If there is a full withdrawal of Contract Value on any date other than the Contract Anniversary, we will deduct a pro-rata portion of the GRIP Fee from the amount paid upon withdrawal. In the case of a full withdrawal, the GRIP Fee will be multiplied by the Income Base immediately prior to withdrawal. The GRIP Fee will not be deducted during the pay-out period. For purposes of determining the GRIP Fee, the commencement of annuity benefit payments will be treated as a full withdrawal

TERMINATION OF GRIP. GRIP will terminate upon the earliest to occur of:

- the Contract Anniversary immediately prior to the oldest annuitant's 85th birthday or the tenth Contract Anniversary, if later;

-        the termination of the Contract for any reason; or

-        the exercise of the GRIP benefit.

QUALIFIED PLANS. The use of GRIP is limited in connection with its use under qualified plans, including an IRA, because of the minimum distribution requirements imposed by federal tax law on these plans. In general, if GRIP is not exercised under a qualified plan while you are alive, your beneficiary may be unable to exercise the benefit under GRIP.

Hence, you should consider that since (a) GRIP may not be exercised until the 10th Contract Anniversary after its election and (b) the election of GRIP is irrevocable, there can be circumstances under a qualified plan in which a GRIP fee (discussed above) will be imposed, even though GRIP may not be exercised because of the restrictions imposed by the minimum distribution requirements. Please consult your advisor.

In addition, the presence of an optional benefit, such as GRIP, could affect the amount of the required minimum distribution that must be made under your Contract.

In order to comply with applicable federal income tax laws, in some circumstances, we will shorten the guarantee period under an annuity option so that it does not exceed the life expectancy of the annuitant, or the joint life expectancy of the joint annuitants, depending on the annuity option chosen. Once the guarantee period is shortened upon exercise of GRIP, it will not be further reduced. The guarantee period will never be increased based on the life expectancy of the annuitant or at any other time or due to any other event.

GRIP DOES NOT PROVIDE CONTRACT VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION. BECAUSE THIS BENEFIT IS BASED ON CONSERVATIVE ACTUARIAL FACTORS, THE LEVEL OF LIFETIME INCOME THAT IT GUARANTEES MAY OFTEN BE LESS THAN THE LEVEL THAT WOULD BE PROVIDED BY APPLICATION OF CONTRACT VALUE AT CURRENT ANNUITY FACTORS. THEREFORE, GRIP SHOULD BE REGARDED AS A SAFETY NET. AS DESCRIBED ABOVE UNDER "INCOME BASE," WITHDRAWALS WILL REDUCE THE GRIP BENEFIT.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

GUARANTEED RETIREMENT INCOME PROGRAMS. The optional Guaranteed Retirement Income Programs (GRIP) guarantee a minimum lifetime fixed income benefit in the form of fixed monthly annuity benefit payments. The amount of these payments is determined by applying an Income Base to the Monthly Income Factors described in the GRIP rider. If the GRIP benefit is exercised and the monthly annuity benefit payments available under the Contract are greater than the monthly annuity benefit payments provided by GRIP, we will pay the monthly annuity benefit payments available under the Contract. The GRIP riders were available only at Contract issue. The riders are irrevocable and may only be terminated as described below.

AVAILABILITY OF GRIP. Two versions of the Guaranteed Retirement Income Program were offered. GRIP I was available for Contracts issued between September 10, 2001, and July 21, 2003. GRIP II was available for Contracts issued between December 2, 2002 and June 11, 2004. Any differences between GRIP I and GRIP II are described below.

EXERCISE OF GRIP. Conditions of Exercise. The GRIP benefit may be exercised subject to the following conditions:
may not be exercised until the 10th Contract Anniversary and then must be exercised within 30 days immediately following the 10th Contract Anniversary or a subsequent Contract Anniversary, and must be exercised by the Contract Anniversary immediately prior to the oldest annuitant's 85th birthday or the 10th Contract Anniversary, if later.

INCOME BASE. The Income Base applied in determining the amount of GRIP annuity benefit payments is the greater of (i) the Growth Factor Income Base (GRIP II only) or (ii) the Step-Up Income Base. The Income Base is reduced for any withdrawal charge remaining on the date of exercise of the GRIP benefit, and we reserve the right to reduce the Income Base by any premium taxes that may apply.

THE INCOME BASE IS USED SOLELY FOR PURPOSES OF CALCULATING THE GRIP MONTHLY ANNUITY BENEFIT PAYMENTS AND DOES NOT PROVIDE A CONTRACT VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION.

Growth Factor Income Base (GRIP II only).

The Growth Factor Income Base is equal to (a) less (b), where:

- is the sum of all purchase payments made, accumulated at the growth factor indicated below starting on the date each payment is allocated to the Contract, and

- is the sum of Income Base reductions (defined below) in connection with partial withdrawals taken, accumulated at the growth factor indicated below starting on the date each deduction occurs.

Growth Factor: The growth factor for GRIP II is 6% per annum if the oldest annuitant is 75 or younger at issue, and 4% per annum if the oldest annuitant is 76 or older at issue. The growth factor is reduced to 0% once the oldest annuitant has attained age 85.

Step-Up Income Base: The Step-Up Income Base is equal to the greatest anniversary value after the effective date of GRIP and prior to the oldest annuitant's attained age 81. The anniversary value is equal to the Contract Value on the last day of the Contract Year, plus subsequent purchase payments, less any Income Base reductions (defined below) in connection with partial withdrawals since the last day of the Contract Year.

Income Base Reductions: Partial withdrawals will reduce the Growth Factor Income Base and the Step-Up Income Base on a pro rata basis, equal to (i) times (ii) where: (i) is equal to the Growth Factor Income Base or the Step-Up Income Base, as appropriate, immediately prior to the partial withdrawal and (ii) is equal to the partial withdrawal amount divided by the Contract Value prior to the partial withdrawal.

Partial withdrawals will reduce the Step-Up Income Base on a pro rata basis, equal to (i) times (ii) where: (i) is equal to the Step-Up Income Base immediately prior to the partial withdrawal and (ii) is equal to the partial withdrawal amount divided by the Contract Value prior to the partial withdrawal.

Monthly Income Factors: The Income Base may be applied to Monthly Income Factors to purchase a guaranteed lifetime income under the following annuity options which are described in this prospectus (see Pay-out Period Provisions - Annuity Options).

LIFE ANNUITY WITH A 10-YEAR PERIOD CERTAIN

JOINT AND SURVIVOR LIFE ANNUITY WITH A 20-YEAR PERIOD CERTAIN

The Monthly Income Factors are described in the GRIP rider. When you exercise GRIP, actual income will be based on the greater of (i) your Income Base at Monthly Income Factors, or (ii) your Contract Value at current annuity payment rates. (The Income Base cannot be applied to current annuitization rates.)

If your Contract has been issued with a GRIP rider, the annuitant may only be changed to an individual that is the same age or younger than the oldest current annuitant. A change of annuitant will not affect the Income Base calculation.

GRIP FEE. The risk assumed by us associated with GRIP is that annuity benefits payable under GRIP are greater than annuity benefits that would have been payable if you had selected another annuity benefit permitted by the Contract. To compensate us for this risk, we charge an annual fee (the "GRIP Fee"). On or before the maturity date, the GRIP Fee is deducted on each Contract Anniversary. The amount of the GRIP Fee is equal to the percentage from the table below multiplied by the Income Base in effect on that Contract Anniversary. The GRIP Fee is withdrawn from each investment option in the same proportion that the value of the investment account of each investment option bears to the Contract Value.

                             GRIP RIDER          ANNUAL FEE
                             ------------------- --------------
                             GRIP I              0.30%
                             GRIP II             0.45%

If there is a full withdrawal of Contract Value on any date other than the Contract Anniversary, we will deduct a pro-rata portion of the GRIP Fee from the amount paid upon withdrawal. In the case of a full withdrawal, the GRIP Fee will be multiplied by the Income Base immediately prior to withdrawal. The GRIP Fee will not be deducted during the pay-out period. For purposes of determining the GRIP Fee, the commencement of annuity benefit payments will be treated as a full withdrawal

TERMINATION OF GRIP. GRIP will terminate upon the earliest to occur of:

the Contract Anniversary immediately prior to the oldest annuitant's 85th birthday or the tenth Contract Anniversary, if later;
the termination of the Contract for any reason; or the exercise of the GRIP benefit.

QUALIFIED PLANS. The use of GRIP is limited in connection with its use under qualified plans, including an IRA, because of the minimum distribution requirements imposed by federal tax law on these plans. In general, if GRIP is not exercised under a qualified plan while you are alive, your beneficiary may be unable to exercise the benefit under GRIP.

Hence, you should consider that since (a) GRIP may not be exercised until the 10th Contract Anniversary after its election and (b) the election of GRIP is irrevocable, there can be circumstances under a qualified plan in which a GRIP fee (discussed above) will be imposed, even though GRIP may not be exercised because of the restrictions imposed by the minimum distribution requirements. Please consult your advisor.

In addition, the presence of an optional benefit, such as GRIP, could affect the amount of the required minimum distribution that must be made under your Contract.

In order to comply with applicable federal income tax laws, in some circumstances, we will shorten the guarantee period under an annuity option so that it does not exceed the life expectancy of the annuitant, or the joint life expectancy of the joint annuitants, depending on the annuity option chosen. Once the guarantee period is shortened upon exercise of GRIP, it will not be further reduced. The guarantee period will never be increased based on the life expectancy of the annuitant or at any other time or due to any other event.

GRIP DOES NOT PROVIDE CONTRACT VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION. BECAUSE THIS BENEFIT IS BASED ON CONSERVATIVE ACTUARIAL FACTORS, THE LEVEL OF LIFETIME INCOME THAT IT GUARANTEES MAY OFTEN BE LESS THAN THE LEVEL THAT WOULD BE PROVIDED BY APPLICATION OF CONTRACT VALUE AT CURRENT ANNUITY FACTORS. THEREFORE, GRIP SHOULD BE REGARDED AS A SAFETY NET. AS DESCRIBED ABOVE UNDER "INCOME BASE," WITHDRAWALS WILL REDUCE THE GRIP BENEFIT.

                   APPENDIX U: Accumulation Unit Value Tables



                          [TO BE UPDATED BY AMENDMENT]

                                     PART B

                            INFORMATION REQUIRED IN A

                       STATEMENT OF ADDITIONAL INFORMATION

                                             Statement of Additional Information
                                                               dated May 1, 2006

                             (JOHN HANCOCK (R) LOGO)
                             JOHN HANCOCK ANNUITIES

                       Statement of Additional Information


       John Hancock Life Insurance Company of New York Separate Account A



THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. This Statement of Additional Information should be read in conjunction with the Prospectuses dated the same date as this Statement of Additional Information. This Statement of Additional Information describes additional information regarding the variable portion of the flexible purchase payment individual deferred combination fixed and variable annuity contracts (singly, a "CONTRACT and collectively, the "CONTRACTS" issued by JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK ("JOHN HANCOCK NEW YORK") in New York as follows:



                  PROSPECTUSES ISSUED BY JOHN HANCOCK NEW YORK



           (to be read with this Statement of Additional Information)


                            Venture Variable Annuity
                           Wealthmark Variable Annuity
                          Venture III Variable Annuity
                         Wealthmark ML3 Variable Annuity
                             Vision Variable Annuity

Unless otherwise specified, "WE," "US," "OUR," or a "COMPANY" refers to the applicable issuing company of a Contract. You, the contract owner, should refer to the first page of your variable annuity contract for the name of your issuing company.

You may obtain a copy of the Prospectuses listed above by contacting us at the following addresses:

                JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

     Annuity Service Office                              Mailing Address
       601 Congress Street                            Post Office Box 55013
Boston, Massachusetts 02210-2805                Boston, Massachusetts 02205-5013
(877) 391-3748 or (800) 551-2078                   www.johnhancocknewyork.com

                                Table of Contents



GENERAL INFORMATION AND HISTORY...................   3
ACCUMULATION UNIT VALUE TABLES....................   3
SERVICES..........................................   3
   Independent Registered Public Accounting Firm..   3
   Servicing Agent................................   3
   Principal Underwriter..........................   3
APPENDIX A: AUDITED FINANCIAL STATEMENTS..........   1

                         GENERAL INFORMATION AND HISTORY


John Hancock Life Insurance Company of New York Separate Account A (the "VARIABLE ACCOUNT") (formerly, The Manfacturers Life Insurance Company of New York Separate Account A) is a separate investment account of John Hancock Life Insurance Company of New York ("WE" or "US"), a stock life insurance company organized under the laws of New York in 1992. We are a wholly-owned subsidiary of John Hancock Life Insurance Company (U.S.A.) ("JOHN HANCOCK USA") (formerly, The Manufacturers Life Insurance Company of New York), a stock life insurance company incorporated in Maine on August 20, 1955 by a special act of the Maine legislature and redomesticated under the laws of Michigan. The ultimate parent of John Hancock USA is Manulife Financial Corporation ("MFC") based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

Our financial statements which are included in the Statement of Additional Information should be considered only as bearing on our ability to meet our obligations under the contracts. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.


                         ACCUMULATION UNIT VALUE TABLES


The Accumulation Unit Value Tables are located in Appendix U of the product prospectus.


                                    SERVICES


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The financial statements of John Hancock Life Insurance Company of New York at December 31, 2005 and 2004 and for each of the three years in the period ended December 31, 2005, and the financial statements of John Hancock Life Insurance Company of New York Separate Account A at December 31, 2005, and for each of the two years in the period ended December 31, 2005, appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.


SERVICING AGENT

Computer Sciences Corporation Financial Services Group ("CSC FSG") provides to us a computerized data processing recordkeeping system for variable annuity administration. CSC FSG provides various daily, semimonthly, monthly, semiannual and annual reports including:

- daily updates on accumulation unit values, variable annuity participants and transactions, and agent production and commissions;

-    semimonthly commission statements;

-    monthly summaries of agent production and daily transaction reports;

-    semiannual statements for contract owners; and

-    annual contract owner tax reports.

We pay CSC FSG approximately $7.80 per policy per year, plus certain other fees for the services provided.


PRINCIPAL UNDERWRITER



John Hancock Distributors, LLC, ("JH DISTRIBUTORS") (formerly, Manulife Financial Securities LLC), an indirect wholly owned subsidiary of MFC, serves as principal underwriter of the contracts. Contracts are offered on a continuous basis. The aggregate dollar amount of underwriting commissions paid to JH Distributors in 2005, 2004, 2003 were $____________ $403,619,081, and
$293,120,491, respectively. JH Distributors did not retain any of these amounts during such periods.

SPECIAL COMPENSATION AND REIMBURSEMENT ARRANGEMENTS



JH Distributors pays compensation to broker-dealers for the promotion and sale of the policies. The compensation JH Distributors may pay to broker-dealers may vary depending on the selling agreement, but compensation (inclusive of wholesaler overrides and expense allowances) paid to broker-dealers for sale of the contracts (not including riders) is not expected to exceed the standard compensation amounts referenced in the product prospectuses. The amount and timing of this compensation may differ among broker-dealers, but would not be expected to materially exceed the foregoing schedules on a present value basis.



The registered representative through whom your contract is sold will be compensated pursuant to the registered representative's own arrangement with his or her broker-dealer. Compensation to broker-dealers for the promotion and sale of the contracts is not paid directly by contract owner but will be recouped through the fees and charges imposed under the contract.



Additional compensation and revenue sharing arrangements may be offered to certain broker-dealer firms. The terms of such arrangements may differ among broker-dealer firms we select based on various factors. In general, the arrangements involve three types of payments or any combination thereof:



- Fixed dollar payments: The amount of these payments varies widely. JH Distributors may, for example, make one or more payments in connection with a firm's conferences, seminars or training programs, seminars for the public, advertising and sales campaigns regarding the contracts, to assist a firm in connection with its systems, operations and marketing expenses, or for other activities of a selling firm or wholesaler. JH Distributors may make these payments upon the initiation of a relationship with a firm, and at any time thereafter.



- Payments based upon sales: These payments are based upon a percentage of the total amount of money received, or anticipated to be received, for sales through a firm of some or all of the insurance products that we and/or our affiliates offer. JH Distributors makes these payments on a periodic basis.



- Payments based upon "assets under management." These payments are based upon a percentage of the policy value of some or all of our (and/or our affiliates') insurance products that were sold through the firm. JH Distributors makes these payments on a periodic basis.



Signator Investors, Inc. and Essex National Securities, Inc. may pay their respective registered representatives additional cash incentives in the form of bonus payments, expense payments, employment benefits or the waiver of overhead costs or expenses in connection with the sale of the contracts that they would not receive in connection with the sale of contracts issued by unaffiliated companies. Certain unaffiliated financial institutions such as banks may also receive compensation in connection with the sale of our contracts sold by registered representatives of Essex National Securities, Inc. on bank premises.

                    APPENDIX A: AUDITED FINANCIAL STATEMENTS



                          [TO BE UPDATED BY AMENDMENT]

                                     PART C

                               OTHER INFORMATION

                     Guide to Name Changes and Successions:

                                  NAME CHANGES

DATE OF CHANGE       OLD NAME                                      NEW NAME
--------------       --------                                      ---------
October 1, 1997      FNAL Variable Account                         The Manufacturers Life Insurance Company of New York
                                                                   Separate Account A

October 1, 1997      First North American Life Assurance Company   The Manufacturers Life Insurance Company of New York

November 1, 1997     NAWL Holding Co., Inc.                        Manulife-Wood Logan Holding Co., Inc.

September 24, 1999   Wood Logan Associates, Inc.                   Manulife Wood Logan, Inc

January 1, 2005      The Manufacturers  Life Insurance Company     John Hancock Life Insurance Company of New
                     of New York Separate Account A                York Separate Account A

January 1, 2005      The  Manufacturers  Life Insurance Company    John Hancock Life Insurance Company of New
                     of New York                                   York Separate Account A.

On September 30, 1997, Manufacturers Securities Services, LLC succeeded to the business of NASL Financial Services, Inc.

The following changes became effective January 1, 2002: The Manufacturers Life Insurance Company of North America ("Manulife North America") merged into The Manufacturers Life Insurance Company (U.S.A.) with the latter becoming the owner of all of Manulife North America's assets.

                                    * * * * *

Item 24. Financial Statements and Exhibits

     (a)  Financial Statements

          (1) Financial Statements of the Registrant, John Hancock Life Insurance Company of New York Separate Account A (Part B of the registration statement). Incorporated by reference to Post-Effective Amendment No. 20, on Form N-4, file No 033-79112, filed April 29, 2005.

          (2) Financial Statements of the Depositor, John Hancock Life Insurance Company of New York (Part B of the registration statement). Incorporated by reference to Post-Effective Amendment No. 20, on Form N-4, file No 033-79112, filed April 29, 2005.

     (b)  Exhibits

          (1) (a) Resolution of the Board of Directors of First North American Life Assurance Company establishing the FNAL Variable Account - incorporated by reference to Exhibit (b)(1)(a) to Form N-4, File No. 33-46217 filed February 25, 1998.

               (b) Resolution of the Board of Directors of First North American Life Assurance Company establishing the Fixed Separate Account - incorporated by reference to Exhibit (b)(1)(b) to Form N-4, File No. 33-46217 filed February 25, 1998.

          (2) Agreements for custody of securities and similar investments - Not Applicable.

          (3) (a) Underwriting and Distribution Agreement between The Manufacturers Life Insurance Company of New York (Depositor) and Manufacturers Financial Securities LLC
                    (Underwriter)-incorporated by reference to Exhibit (b)(3)(a) to the Registrant's Initial Registration Statement on Form N-4 File, No.333-83558, filed February 28, 2002.

               (b) Selling Agreement between The Manufacturers Life Insurance Company of New York, Manufacturers Financial Securities LLC (Underwriter) and General Agents-incorporated by reference to Exhibit (b)(3)(b) to the Registrant's Initial Registration Statement on Form N-4 File, No.333-83558, filed February 28, 2002.

          (4)  (a)  (i)  Form of Specimen Flexible Purchase Payment Individual
                         Deferred Combination Fixed and Variable Annuity Contract, Non-Participating (v24) - incorporated by reference to

                         Exhibit (b)(4)(a)(i) to the Registrant's Initial Registration Statement on Form N-4 File, No.333-83558, filed February 28, 2002.

          (5)  (a)  (i)  Form of Specimen Application for Flexible Purchase
                         Payment Individual Deferred Combination Fixed and Variable Annuity Contract, Non-Participating (v24) - previously filed as Exhibit (b)(5)(a)(i) to post-effective amendment no. 8 to Registrant's Registration Statement on Form N-4 File, No.33-79112, filed February 25, 2000.

          (6)  (a)  (i)  Declaration of Intention and Charter of First North
                         American Life Assurance Company - incorporated by reference to Exhibit (b)(6)(a)(i) to post-effective amendment no. 7 to Registrant's Registration Statement on Form N-4 File, No.33-46217, filed February 25, 1998.

                    (ii) Certificate of Amendment of the Declaration of
                         Intention and Charter of First North American Life Assurance Company - incorporated by reference to Exhibit (b)(6)(a)(ii) to post-effective amendment no. 7 to Registrant's Registration Statement on Form N-4 File, No.33-46217, filed February 25, 1998.

                    (iii) Certificate of Amendment of the Declaration of
                         Intention and Charter of The Manufacturers Life Insurance Company of New York - incorporated by reference to Exhibit (b)(6)(a)(iii) to post-effective amendment no. 7 to Registrant's Registration Statement on Form N-4 File, No.33-46217, filed February 25, 1998.

               (b) By-laws of The Manufacturers Life Insurance Company of New York - incorporated by reference to Exhibit (b)(3)(c) to post-effective amendment no. 7 to Registrant's Registration Statement on Form N-4 File, No.33-46217, filed February 25, 1998.

          (7) Contract of reinsurance in connection with the variable annuity contracts being offered - Not Applicable.

          (8) Other material contracts not made in the ordinary course of business which are to be performed in whole or in part on or after the date the registration statement is filed:

               (a) Administrative Agreement between The Manufacturers Life Insurance Company of New York and The Manufacturers Life Insurance Company -incorporated by reference to Exhibit
                    (b)(3)(a) to the Registrant's Initial Registration Statement on Form N-4 File, No.333-83558, filed February 28, 2002.

               (b) Investment Services Agreement between The Manufacturers Life Insurance Company and The Manufacturers Life Insurance Company of New York - incorporated by reference to Exhibit 1(A)(8)(c) to pre-effective amendment no. 1 to The Manufacturers Life Insurance Company of New York Separate Account B Registration Statement on Form S-6, filed March 16, 1998.

          (9) Opinion of Counsel and consent to its use as to the legality of the securities being registered- Incorporated by reference to Exhibit (A)(9) to pre-effective amendment no. 1 to this registration statement filed on September 6, 2002.

          (10) Written consent of Ernst & Young LLP, independent auditors - Incorporated by reference to Exhibit(b)(10) to post-effective amendment no. 7, to Form N-4, file number 333-83558, filed April 29, 2005

          (11) All financial statements omitted from Item 23, Financial Statements - Not Applicable.

          (12) Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter or initial contract owners - Not Applicable.

          (13) Schedules of computations - Incorporated by reference to Exhibit
               (b)(13) to post effective amendment no. 2 to Form N-4, file number 33-76162 filed March 1, 1996.

          (14) (a) Power of Attorney - The Manufacturers Life Insurance Company of New York Directors is incorporated by reference to exhibit 7 to pre-effective amendment no. 1 to The Manufacturers Life

                    Insurance Company of New York Separate Account B Registration Statement on Form S-6, filed March 16, 1998.

               (b) Power of Attorney, James O'Malley and Thomas Borshoff - previously filed as Exhibit (b)(14)(b) to post-effective amendment no. 6 to Registrant's Registration Statement on Form N-4 File, No. 33-79112, filed March 2, 1999.

               (c) Power of Attorney, James D. Gallagher and James R. Boyle - incorporated by reference to Exhibit (7)(iii) to pre-effective amendment no. 1 to the Registration Statement on Form S-6, File No. 333-83023, filed November 1, 1999.

               (d)  Power of Attorney, Robert Cook - previously filed as Exhibit
                    (b)(14)(d) to post-effective amendment no. 8 to Registrant's Registration Statement on Form N-4 File, No.33-79112, filed February 25, 2000.

               (e) Power of Attorney, Bradford J. Race, Jr. - incorporated by reference to Exhibit (b)(14)(e) to the Registrant's Initial Registration Statement on Form N-4 File, No.333-83558, filed February 28, 2002.

               (f) Power of Attorney, Joseph M. Scott - Incorporated by reference to Exhibit (b) (14) (f) to the registration statement on Form N-4, File No. 333-79112, filed April, 2003.

               (g) Power of Attorney, Alison Alden, Marc Costantini and Bruce Speca - Incorporated by reference to Exhibit (b) (14) (g) to the registration statement on Form N-4, File No. 333-79112, filed February 26, 2004.

               (h) Power of Attorney, Richard Harris - Incorporated by reference to Exhibit (14)(h) to the registration statement on Form N-4, File No. 333-83558, filed February 28, 2005.

Item 25. Directors and Officers of the Depositor.

                            OFFICERS AND DIRECTORS OF
                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

   NAME AND PRINCIPAL                      POSITION WITH
    BUSINESS ADDRESS      JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
   ------------------     -----------------------------------------------
Alison Alden              Director
601 Congress Street
Boston, MA 02210

Bruce Avedon              Director
6601 Hitching Post Lane
Cincinnati, OH 45230

Thomas Borshoff           Director
3 Robin Drive
Rochester, NY 14618

James R. Boyle            Director and Executive Vice President Annuities
601 Congress Street
Boston, MA 02210

James Brockelman          Director
601 Congress Street
Boston, MA 02210

Robert Cook               Director and Executive Vice President,
601 Congress Street       Insurance
Boston, MA 02210

                            OFFICERS AND DIRECTORS OF
                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

   NAME AND PRINCIPAL                      POSITION WITH
    BUSINESS ADDRESS      JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
   ------------------     -----------------------------------------------
Marc Costantini           Director
601 Congress Street
Boston, MA 02210

Peter Copestake           SVP & Treasurer
200 Bloor Street East
Toronto, Ontario
Canada M4W-1E5

John D. DesPrez III       Director and Chairman
601 Congress Street
Boston, MA 02210

Ruth Ann Fleming          Director
205 Highland Avenue
Short Hills, NJ 07078

James D. Gallagher        Director and President
601 Congress Street
Boston, MA 02210

Neil M. Merkl, Esq.       Director
35-35 161st Street
Flushing, NY 11358

Joseph M. Scott           Director
601 Congress Street
Boston, MA 02210

Bruce Speca               Director
601 Congress Street
Boston, MA 02210

Bradford J. Race Jr       Director
136 East 64th Street
New York, NY 10021

Andrew Corselli           Secretary & Chief Legal Counsel
601 Congress Street
Boston, MA 02210

Richard Harris            Appointed Actuary
200 Bloor Street East
Toronto, Ontario
Canada M4W-1E5

Nicole Humblias           Assistant Vice President and
601 Congress Street       Chief Administrative Officer
Boston, MA 02210

Item 26. Persons Controlled by or Under Common Control with Depositor or Registrant.

                         MANULIFE FINANCIAL CORPORATION
                           CORPORATE ORGANIZATION LIST
                               ACTIVE CORPORATIONS
                             AS OF DECEMBER 31, 2004

                                                          LEGAL    % OF     JURISDICTION OF
AFFILIATE                                                   ID    EQUITY     INCORPORATION      DIVISION
---------                                                 -----   ------   ----------------   -----------
MANULIFE FINANCIAL CORPORATION                             0002      100   CANADA             Corporate
   John Hancock Holdings (Delaware) LLC                    0275      100   Delaware           Corporate
      John Hancock Financial Services, Inc.                0003      100   Delaware           Corporate
   The Manufacturers Life Insurance Company                0001      100   Canada             Corporate
      Manulife Bank of Canada                              0058      100   Canada             Canadian
      Manulife Financial Services Inc.                     0199      100   Canada             Canadian
      Manulife Securities International Ltd.               0079      100   Canada             Canadian
      Manulife Canada Ltd.                                 0157      100   Canada             Canadian
      First North American Insurance Company               0111      100   Canada             Canadian
      Equinox Financial Group, Inc.                        0239      100   Canada             Canadian
         EIS Insurance Services, Inc.(1.)                             50   Canada             Canadian
         2733854 Canada Ltd. (2.)                                    100   Canada             Canadian
      JLOC Holding Company                                            30   Cayman Islands     Corporate
      Opportunity Finance Company                                     30   Cayman Islands     Corporate
      Cantay Holdings Inc.                                 0051      100   Ontario            Corporate
      Canaccord Capital Inc.                                       13.07   British Columbia   Corporate
      Regional Power Inc.                                  0136    83.50   Canada             Corporate
ADDALAM POWER CORPORATION(.)                                          50   Philippines        Investments
      Manulife Data Services Inc.                          0081      100   Barbados           Corporate
      Manulife Enterprises (Alberta) Limited               0276      100   Alberta            Corporate
         Manulife Enterprises (Bermuda) Limited            0277      100   Bermuda            Corporate
      Manulife Capital Inc.                                0278      100   Canada             Corporate
      P.V.S. Preferred Vision Services Inc.                           20   Canada             Investments
      880 Belgrave Way Holdings Ltd.                                 100   British Columbia   Investments
      Churchill Office Park Limited                                   45   Canada             Investments
      Landex Properties Ltd.                               0238      100   British Columbia   Investments
      Enterprise Capital Management Inc.                              20   Ontario            Investments
      6212344 Canada Limited                               0272      100   Canada             Investments
      SEAMARK Asset Management Ltd.                                35.01   Canada             Investments
      1293319 Ontario Inc.                                 0170      100   Ontario            Investments
      3426505 Canada Inc.                                  0161      100   Canada             Investments
      FNA Financial Inc.                                   0115      100   Canada             Investments
         Elliot & Page Limited                             0116      100   Ontario            Investments
      NAL Resources Limited                                0117      100   Alberta            Investments
      NAL Resources Management Limited                     0120      100   Canada             Investments
         1050906 Alberta Ltd.                              0127      100   Alberta            Investments
      2015500 Ontario Inc.                                 0154      100   Ontario            Investments
      NALC Holdings Inc.(3)                                0103       50   Ontario            Investments
      2015401 Ontario Inc.                                 0140      100   Ontario            Investments
      2024385 Ontario Inc.                                 0153      100   Ontario            Investments
      Cavalier Cable, Inc.(4.)                                        78   Delaware           Investments
      MFC Global Investment Management (U.S.A.) Limited    0156      100   Canada             Investments
      Resolute Energy Inc.                                         11.42   Alberta            Investments
      Micro Optics Design Corporation                              17.69   Nevada             Investments
      PK Liquidating Company II, LLC                                  18   Delaware           Investments
      Intrepid Energy Corp.                                           19   Alberta            Investments
      Avotus Corp.                                                 10.13   Canada             Investments

                                                          LEGAL    % OF    JURISDICTION OF
AFFILIATE                                                   ID    EQUITY    INCORPORATION      DIVISION
---------                                                 -----   ------   ---------------   -----------
      Manulife Holdings (Alberta) Limited                  0201      100     Alberta         U.S.
      Manulife Holdings (Delaware) LLC                     0205      100     Delaware        U.S.
      The Manufacturers Investment Corporation             0087      100     Michigan        U.S.
      Manulife Reinsurance Limited                         0067      100     Bermuda         Reinsurance
      Manulife Reinsurance (Bermuda) Limited               0203      100     Bermuda         Reinsurance
      John Hancock Life Insurance Company (U.S.A.)(5.)     0019      100     Michigan        U.S.
      The Manufacturers Life Insurance Company of
         America                                           0017      100     Michigan        U.S.
      Manulife Service Corporation                         0007      100     Colorado        U.S.
      John Hancock Distributors LLC(6.)                    0005      100     Delaware        U.S.
      Aegis Analytical Corporation                                 15.41     Delaware        Investments
      John Hancock Investment Management Services,
         LLC(7.)                                           0097       60     Delaware        U.S.
      John Hancock Life Insurance Company of New
         York(8.)                                          0094      100     New York        U.S.
      Ironside Venture Partners I LLC                      0196      100     Delaware        Investments
         NewRiver Investor Communications Inc.                     11.29     Delaware        Investments
      Polymerix Corporation                                         11.4     Delaware        Investments
      Ennal, Inc.                                          0124      100     Delaware        U.S.
      Ironside Venture Partners II LLC                     0197      100     Delaware        Investments
      Manulife Property Management of Washington, D.C.,
         Inc.                                                        100     Wash., D.C.     Investments
      Avon Long Term Care Leaders LLC                      0158      100     Delaware        U.S.
      ESLS Investment Limited, LLC                                    25     Ohio            Corporate
      Flex Holding, LLC                                             27.7     Delaware        Corporate
         Flex Leasing I, LLC                                       99.99     Delaware        Corporate
      Manulife Leasing Co., LLC                                       80     Delaware        Corporate
      Dover Leasing Investments, LLC                                  99     Delaware        Corporate
      MCC Asset Management, Inc.                           0186      100     Delaware        U.S.
   MFC Global Fund Management (Europe) Limited                       100     England         Investments
      MFC Global Investment Management (Europe) Limited    0064      100     England         Investments
   WT (SW) Properties Ltd.                                 0082      100     England         Corporate
   Manulife Europe Ruckversicherungs-Aktiengesellschaft    0138      100     Germany         Reinsurance
      Manulife Holdings (Bermuda) Limited                  0147      100     Bermuda         Reinsurance
         Manulife Management Services Ltd.                 0191      100     Barbados        Reinsurance
         Manufacturers P&C Limited                         0036      100     Barbados        Reinsurance
MANUFACTURERS LIFE REINSURANCE LIMITED                     0049      100     Barbados        Reinsurance
   FCM Holdings Inc.                                       0104      100     Philippines     Asia
   Manulife (Singapore) Pte. Ltd.                          0014      100     Singapore       Asia
      John Hancock Life Assurance Company, Ltd.                      100     Singapore       Asia
   The Manufacturers Life Insurance Co. (Phils.), Inc.     0164      100     Philippines     Asia
      FCM Plans, Inc.                                      0155      100     Philippines     Asia
      Manulife Financial Plans, Inc.                       0187      100     Philippines     Asia
   Manulife (Vietnam) Limited                              0188      100     Vietnam         Asia
   Manulife International Holdings Limited                 0152      100     Bermuda         Asia
      Manulife Provident Funds Trust Company Limited       0163      100     Hong Kong       Asia
      Manulife Asset Management (Asia) Limited                       100     Barbados        Asia
         Manulife Asset Management (Hong Kong) Limited     0078      100     Hong Kong       Asia
         P.T. Manulife Aset Manajemen Indonesia            0141       85     Indonesia       Asia
            P.T. Buanadaya Sarana Informatika(9.)                     96     Indonesia       Asia
      Manulife (International) Limited                     0028      100     Bermuda         Asia
         Manulife-Sinochem Life Insurance Co. Ltd.         0043       51     China           Asia

                                                                                            JURISDICTION OF
AFFILIATE                                                          LEGAL ID   % OF EQUITY    INCORPORATION        DIVISION
---------                                                          --------   -----------   ---------------   ----------------
   The Manufacturers  (Pacific Asia) Insurance Company
      Limited                                                        0061          100        Hong Kong       Asia
   MANULIFE CONSULTANTS LIMITED                                                    100        Hong Kong       Asia
   MANULIFE FINANCIAL SHAREHOLDINGS LIMITED                                        100        Hong Kong       Asia
      Manulife Financial Management Limited                                        100        Hong Kong       Asia
      Manulife Financial Group Limited                                             100        Hong Kong       Asia
      Manulife Financial Investment Limited                                        100        Hong Kong       Asia
   P.T. Asuransi Jiwa Manulife Indonesia                             0042           71        Indonesia       Asia
      P.T. ASURANSI JIWA ARTA MANDIRI PRIMA                          0075           99        Indonesia       Asia
         P.T. MANULIFE INTIJAYA                                                     90        Indonesia       Asia
         P.T. MANULIFE INTISARI                                                     95        Indonesia       Asia
   6306471 Canada Inc.                                               0282          100        Canada          Corporate
      CDF (Thailand) Ltd.                                            0287           90        Thailand        Asia
         OQC (Thailand) Ltd.(10.)                                    0288           51        Thailand        Asia
            Interlife John Hancock Assurance Public Company
               Limited(11.)                                          0286           70        Thailand        Asia
      Manulife Technology & Services Sdn Bhd                         0285          100        Malaysia        Asia
      Manulife Alberta Limited                                       0279          100        Alberta         Corporate
      Manulife European Holdings (Bermuda) Limited                   0270          100        Bermuda         Corporate
         Manulife European Investments (Luxembourg) S.a.r.l.         0271          100        Luxembourg      Corporate
            Manulife Hungary Holdings Limited(12.)                   0149           99        Hungary         Corporate
      MLI Resources Inc.                                             0193          100        Alberta         Corporate
      Manulife Life Insurance Company(13.)                           0180        35.02        Japan           Japan
         MFC Global Investment Management (Japan) Limited            0208          100        Japan           Japan
      Manulife Century Investments (Bermuda) Limited                 0172          100        Bermuda         Corporate
         Manulife Century Investments (Luxembourg) S.A.              0173          100        Luxembourg      Corporate
            Manulife Century Investments (Netherlands) B.V.          0174          100        Netherlands     Corporate
               Manulife Premium Collection Co., Ltd.(14.)            0178           57        Japan           Japan
               Y.K. Manulife Properties Japan                        0142          100        Japan           Japan
               Daihyaku Manulife Holdings (Bermuda) Limited          0175          100        Bermuda         Corporate
               Manulife Century Holdings (Netherlands) B.V.          0195          100        Netherlands     Corporate
      Manulife Holdings (Hong Kong) Limited                          0015          100        Hong Kong       Asia
      Manulife (Malaysia) SDN.BHD.                                   0074          100        Malaysia        Asia
      Manulife Financial Systems (Hong Kong) Limited                 0053          100        Hong Kong       Asia
MANULIFE FINANCIAL CORPORATION                                                       2                100     CANADA
   John Hancock Financial Services, Inc.                                             3                100     Delaware
   The Manufacturers Life Insurance Company                                          1                100     Canada
      Manulife Bank of Canada                                                       58                100     Canada
      Manulife Financial Services Inc.                                             199                100     Canada
      Manulife Securities International Ltd.                                        79                100     Canada
      Enterprise Capital Management Inc.                                                               20     Ontario
      Cantay Holdings Inc.                                                          51                100     Ontario
      FNA Financial Inc.                                                           115                100     Canada
         Elliot & Page Limited                                                     116                100     Ontario
      NAL Resources Limited                                                        117                100     Alberta
      3550435 Canada Inc.                                                          107                100     Canada
         MFC Insurance Company Limited                                             106                100     Canada
         FCM Holdings Inc.                                                         104                100     Philippines
      Manulife Canada Ltd.                                                         157                100     Canada

                                                                                            JURISDICTION OF
AFFILIATE                                                          LEGAL ID   % OF EQUITY    INCORPORATION        DIVISION
---------                                                          --------   -----------   ---------------   ----------------
      1293319 Ontario Inc.                                                         170             100        Ontario
      3426505 Canada Inc.                                                          161             100        Canada
      Canaccord Capital Inc.                                                                     13.07        British Columbia
      Manulife International Capital Corporation Limited                           135             100        Ontario
         Golf Town Canada Inc.                                                                   43.43        Canada
         Regional Power Inc.                                                       136              80        Canada
         Avotus Corp.                                                                            10.36        Canada
      First North American Insurance Company                                       111             100        Canada
      JLOC Holding Company                                                                          30        Cayman Islands
      Opportunity Finance Company                                                                   30        Cayman Islands
      Resolute Energy Inc.                                                                        11.5        Alberta
      SEAMARK Asset Management Ltd.                                                118           35.01        Canada
      NAL Resources Management Limited                                             120             100        Canada
         1050906 Alberta Ltd.                                                      127             100        Alberta
      PK Liquidating Company II, LLC                                                                18        Delaware
      Intrepid Energy Corp.                                                                         19        Alberta
      Manulife Data Services Inc.                                                   81             100        Barbados
      Micro Optics Design Corporation                                                            17.69        Nevada
      Innova LifeSciences Corporation                                                            15.79        Ontario
      2015401 Ontario Inc.                                                         140             100        Ontario
      2015500 Ontario Inc.                                                         154             100        Ontario
      MFC Global Investment Management (U.S.A.) Limited                            156             100        Canada
      Cavalier Cable, Inc.(2)                                                                       78        Delaware
      2024385 Ontario Inc.                                                         153             100        Ontario
      6212344 Canada Limited                                                       272             100        Canada
      NALC Holdings Inc.(3)                                                        103              50        Ontario
      Manulife Holdings (Alberta) Limited                                          201             100        Alberta
         Manulife Holdings (Delaware) LLC                                          205             100        Delaware
            The Manufacturers Investment Corporation                                87             100        Michigan
               Manulife Reinsurance Limited                                         67             100        Bermuda
                  Manulife Reinsurance (Bermuda) Limited                           203             100        Bermuda
               The Manufacturers Life Insurance Company (U.S.A.)                    19             100        Michigan
                  Manulife Service Corporation                                       7             100        Colorado
                  Manulife Financial Securities LLC                                  5             100        Delaware
                  Manufacturers Securities Services, LLC(4)                         97              60        Delaware
               The Manufacturers Life Insurance Company of
                  New York                                                          94             100        New York
               The Manufacturers Life Insurance Company of
                  America                                                           17             100        Michigan
               Aegis Analytical Corporation                                                      15.41        Delaware
               Manulife Property Management of Washington,
                  D.C., Inc.                                                                       100        Wash., D.C.
               ESLS Investment Limited, LLC                                                         25        Ohio
               Polymerix Corporation                                                              11.4        Delaware
               Ennal, Inc.                                                         124             100        Delaware
               Avon Long Term Care Leaders LLC                                     158             100        Delaware
               Ironside Venture Partners I LLC                                     196             100        Delaware
                  NewRiver Investor Communications Inc.                                          11.29        Delaware
               Ironside Venture Partners II LLC                                    197             100        Delaware
               Flex Holding, LLC                                                                  27.7        Delaware
                  Flex Leasing I, LLC                                                            99.99        Delaware

                                                               LEGAL    % OF    JURISDICTION OF
AFFILIATE                                                        ID    EQUITY    INCORPORATION     DIVISION
---------                                                      -----   ------   ---------------   -----------
            Manulife Leasing Co., LLC                                    150            80        Delaware
            Dover Leasing Investments, LLC                                              99        Delaware
   MFC Global Fund Management (Europe) Limited                            64           100        England
      MFC Global Investment Management (Europe) Limited                                100        England
   WT (SW) Properties Ltd.                                                82           100        England
   Manulife Europe Ruckversicherungs-Aktiengesellschaft                  138           100        Germany
   Manulife International Holdings Limited                               152           100        Bermuda
      Manulife Provident Funds Trust Company Limited                     163           100        Hong Kong
      Manulife Asset Management (Asia) Limited                            78           100        Barbados
         Manulife Asset Management (Hong Kong) Limited                                 100        Hong Kong
         P.T. Manulife Aset Manajemen Indonesia                          141            85        Indonesia
            P.T. Buanadaya Sarana Informatika(5)                                        96        Indonesia
      Manulife (International) Limited                                    28           100        Bermuda
         Manulife-Sinochem Life Insurance Co. Ltd.                        43            51        China
   Manulife (Vietnam) Limited                                            188           100        Vietnam
   The Manufacturers Life Insurance Co. (Phils.), Inc.                   164           100        Philippines
      FCM Plans, Inc.                                                    155           100        Philippines
      Manulife Financial Plans, Inc.                                     187           100        Philippines
   P.T. Asuransi Jiwa Manulife Indonesia                                  42            71        Indonesia
      P.T. ASURANSI JIWA ARTA MANDIRI PRIMA                               75           100        Indonesia
         P.T. ASURANSI JIWA MANULIFE PRIMA(6)                                         90.4        Indonesia
            P.T. ASURANSI JIWA MANULIFE INTI(7)                                       95.9        Indonesia
   Manulife (Singapore) Pte. Ltd.                                         14           100        Singapore
   Manulife Holdings (Bermuda) Limited                                   147           100        Bermuda
      Manulife Management Services Ltd.                                  191           100        Barbados
      Manufacturers P&C Limited                                           36           100        Barbados
   Manulife European Holdings 2003 (Alberta) Limited                     202           100        Alberta
      Manulife European Holdings (Bermuda) Limited                       270           100        Bermuda
         Manulife European Investments (Luxembourg) S.a.r.l.             271           100        Luxembourg
         Manulife Hungary Holdings Limited(8.)                           149            99        Hungary
   MLI Resources Inc.                                                    193           100        Alberta
      Manulife Life Insurance Company(9)                                 180            35        Japan
         MFC Global Investment Management (Japan) Limited                208           100        Japan
      Manulife Century Investments (Bermuda) Limited                     172           100        Bermuda
         Manulife Century Investments (Luxembourg) S.A.                  173           100        Luxembourg
         Manulife Century Investments (Netherlands) B.V.                 174           100        Netherlands
            Manulife Premium Collection Co., Ltd.(10.)                   178            57        Japan
            Y.K. Manulife Properties Japan                               142           100        Japan
            Manulife Century Holdings (Netherlands) B.V.                 195           100        Netherlands

Item 27. Number of Contract Owners.

As of MARCH 31, 2005 there were 4,020 qualified and 2,917 non-qualified contracts of the series offered hereby outstanding.

Item 28. Indemnification.

Article 10 of the Charter of the Company provides as follows:

TENTH: No director of the Corporation shall be personally liable to the Corporation or any of its shareholders for damages for any breach of duty as a director; provided, however, the foregoing provision shall not eliminate or limit (i) the liability of a director if a judgment or other final adjudication adverse to such director established his or her such acts or omissions were in bad faith or involved intentional misconduct or were acts or omissions (a) which he or she knew or reasonably should have known violated the New York Insurance Law or (b) which violated a specific standard of care imposed on directors directly, and not by reference, by a provision of the New York Insurance Law (or any regulations promulgated thereunder) or (c) which constituted a knowing violation of any other law, or establishes that the director personally gained in fact a financial profit or other advantage to which the director was not legally entitled or (ii) the liability of a director for any act or omission prior to the adoption of this Article by the shareholders of the Corporation. Any repeal or modification of this Article by the shareholders of the Corporation shall be prospective only, and shall not adversely affect any limitation on the personal liability of a director of the Corporation existing at the time of such repeal or modification.

Article VII of the By-laws of the Company provides as follows:

Section VII.1. Indemnification of Directors and Officers. The Corporation may indemnify any person made, or threatened to be made, a party to an action by or in the right of the corporation to procure a judgment in its favor by reason of the fact that he or she, his or her testator, testatrix or intestate, is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director or officer of any other corporation of any type or kind, domestic or foreign, of any partnership, joint venture, trust, employee benefit plan or other enterprise, against amounts paid in settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred by him or her in connection with the defense or settlement of such action, or in connection with an appeal therein, if such director or officer acted, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation, except that no indemnification under this Section shall be made in respect of (1) a threatened action, or a pending action which is settled or is otherwise disposed of, or (2) any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation, unless and only to the extent that the court in which the action was brought, or, if no action was brought, any court of competent jurisdiction, determines upon application that, in view of all the circumstances of the case, the person is fairly and reasonably entitled to indemnity for such portion of the settlement amount and expenses as the court deems proper. The Corporation may indemnify any person made, or threatened to be made, a party to an action or proceeding (other than one by or in the right of the Corporation to procure a judgment in its favor), whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, domestic or foreign, or any partnership, joint venture, trust, employee benefit plan or other enterprise, which any director or officer of the Corporation served in any capacity at the request of the Corporation, by reason of the fact that he or she, his or her testator, testatrix or intestate, was a director or officer of the Corporation, or served such other corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity, against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees actually and necessarily incurred as a result of such action or proceeding, or any appeal therein, if such director or officer acted, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation and, in criminal actions or proceedings, in addition, had no reasonable cause to believe that his or her conduct was unlawful.

The termination of any such civil or criminal action or proceeding by judgment, settlement, conviction or upon a plea of nolo contendere, of its equivalent, shall not in itself create a presumption that any such director or officer did not act, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interest of the Corporation or that he or she had reasonable cause to believe that his or her conduct was unlawful.

Notwithstanding the foregoing, Registrant hereby makes the following undertaking pursuant to Rule 484 under the Securities Act of 1933:

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

a. Set forth below is information concerning other investment companies for which Manulife Financial Securities LLC, the principal underwriter of the contracts, acts as principal underwriter.

NAME OF INVESTMENT COMPANY                                           CAPACITY IN WHICH ACTING
--------------------------                                           ------------------------
John Hancock Life Insurance Company (U.S.A.) Separate Account H      Principal Underwriter

John Hancock Life Insurance Company (U.S.A.) Separate Account I      Principal Underwriter

John Hancock Life Insurance Company (U.S.A.) Separate Account J      Principal Underwriter

John Hancock Life Insurance Company (U.S.A.) Separate Account K      Principal Underwriter

John Hancock Life Insurance Company (U.S.A.) Separate Account M      Principal Underwriter

John Hancock Life Insurance Company of New York Separate Account A   Principal Underwriter

John Hancock Life Insurance Company of New York Separate Account B   Principal Underwriter

b. John Hancock Life Insurance Company (U.S.A.) is the sole member of JHD LLC and the following officers of John Hancock Life Insurance Company (U.S.A.) have power to act on behalf of JHD LLC: John DesPrez* (Chairman and President), Marc Costantini* (Vice President and Chief Financial Officer) and Jim Gallagher* (Vice President, Secretary and General Counsel). The board of managers of JHD LLC (consisting of Gary Buchanan**, Robert Cook* and John Vrysen***) may also act on behalf of JHD LLC.

*    Principal business office is 601 Congress Street, Boston, MA 02210

**   Principal business office is 200 Bloor Street, Toronto, Canada M4W 1E5

***  Principal business office is 680 Washington Blvd, Stamford, CT 06901

c.   None.

Item 30. Location of Accounts and Records.

All books and records are maintained at 100 Summit Lake Drive, Second Floor, Valhalla, New York 10595.

Item 31. Management Services.

The Company has entered into an Administrative Services Agreement with The Manufacturers Life Insurance Company (U.S.A.) ("Manulife USA"). This Agreement provides that under the general supervision of the Board of Directors of the Company, and subject to initiation, preparation and verification by the Chief Administrative Officer of the Company, Manulife shall provide accounting services related to the provision of a payroll support system, general ledger, accounts payable, tax and auditing services.

Item 32. Undertakings.

a. Representation of Insurer Pursuant to Section 26 of the Investment Company Act of 1940

The Manufacturers Life Insurance Company of New York ("Company") hereby represents that the fees and charges deducted under the contracts issued pursuant to this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

b. Representation of Registrant Pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended

Registrant is relying on a no-action letter issued in connection with funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, on November 28, 1988, SEC Reference No. IP-6-88, and is complying with the provisions of paragraphs 1-4 of such no action letter.

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant and the Depositor certify that they have caused this post-effective amendment to the Registration Statement to be signed on their behalf in the City of Boston, Massachusetts, on this 21st day of February, 2006.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT A
(Registrant)

By: JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
    (Depositor)


By: /s/ James D. Gallagher
    ---------------------------------
    James D. Gallagher
    President


JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK


By: /s/ James D. Gallagher
    ---------------------------------
    James D. Gallagher
    President

                                   SIGNATURES

     As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in the capacities with the Depositor on the 21st day of February, 2006.

Signature                                     Title
---------                                     -----


/s/ James D. Gallagher          President
-----------------------------   (Principal Executive Officer)
James D. Gallagher


/s/ Peter Copestake             Senior Vice President & Treasurer
-----------------------------   (Principal Financial Officer)
Peter Copestake


/s/ Patrick Gill                Controller
-----------------------------   (Principal Accounting Officer)
Patrick Gill


*                               Director
-----------------------------
Alison Alden


*                               Director
-----------------------------
Bruce Avedon


*                               Director
-----------------------------
Thomas Borshoff


*                               Director
-----------------------------
James R. Boyle


*                               Director
-----------------------------
James Brockelman


*                               Director
-----------------------------
Robert Cook


*                               Director
-----------------------------
Marc Costantini


*                               Director
-----------------------------
John D. DesPrez III


*                               Director
-----------------------------
Ruth Ann Fleming


*                               Director
-----------------------------
Neil M. Merkl


*                               Director
-----------------------------
Bradford J. Race, Jr.


*                               Director
-----------------------------
Bruce R. Speca


/s/ James D. Gallagher
-----------------------------
James D. Gallagher
Pursuant to Power of Attorney

                                  EXHIBIT INDEX

ITEM NO.   DESCRIPTION
--------   -----------
              None